Registration Nos. 333-187762

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 9
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 12

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2020 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: The Guardian ProFreedom Variable Annuity (B Share) and The Guardian ProStrategies Variable Annuity (I Share)

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 13, 2020.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-187762
May 1, 2020

THE GUARDIAN INVESTOR PROFREEDOM VARIABLE ANNUITYSM (B SHARE)

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). The contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. The contract will also pay a death benefit if the Owner or, if applicable, the Death Benefit Covered Person, dies before Annuity Payments begin.

The capitalized terms found throughout the prospectus can be found in the section entitled SPECIAL TERMS USED IN THIS PROSPECTUS.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the Separate Account are paid from our general account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your interest in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

The minimum initial premium payment is $10,000 ($5,000 if your contract is issued in connection with an individual retirement account, certain pension plans, and other tax-qualified arrangements). Your premiums may be invested in up to 25 of the available Variable Investment Options. The Variable Investment Options invest in the mutual funds (“Funds”) listed below. Some of these Funds may not be available under the terms of your contract or in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AB Variable Products Series Fund, Inc. (Class B)
–	AB VPS Dynamic Asset Allocation Portfolio
•	ALPS Variable Investment Trust (Class III)
–	ALPS/Alerian Energy Infrastructure Portfolio
–	ALPS/Red Rocks Global Opportunity Portfolio, formerly known as ALPS/Red Rocks Listed Private Equity Portfolio*
•	American Century Variable Portfolios, Inc. (Class II)
–	American Century VP Inflation Protection Fund
–	American Century VP Mid Cap Value Fund
•	American Funds Insurance Series® (Class 4)
–	American Funds Insurance Series® Asset Allocation Fund
–	American Funds Insurance Series® Bond Fund
–	American Funds Insurance Series® Global Growth Fund
–	American Funds Insurance Series® Global Growth and Income Fund
–	American Funds Insurance Series® Growth Fund
–	American Funds Insurance Series® Growth and Income Fund
–	American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund
•	Deutsche DWS Variable Series II (Class B)
–	DWS Alternative Asset Allocation VIP
•	Fidelity® Variable Insurance Products (Service Class 2)
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2)
–	Franklin Growth & Income VIP Fund
•	Guardian Variable Products Trust
–	Guardian Core Plus Fixed Income VIP Fund
–	Guardian Diversified Research VIP Fund
–	Guardian Growth & Income VIP Fund
–	Guardian Integrated Research VIP Fund
–	Guardian International Growth VIP Fund
–	Guardian International Value VIP Fund
–	Guardian Large Cap Disciplined Growth VIP Fund
–	Guardian Large Cap Disciplined Value VIP Fund
–	Guardian Large Cap Fundamental Growth VIP Fund
–	Guardian Mid Cap Relative Value VIP Fund
–	Guardian Mid Cap Traditional Growth VIP Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Balanced-Risk Allocation Fund
–	Invesco Oppenheimer V.I. International Growth Fund
•	Ivy Variable Insurance Portfolios
–	Ivy VIP Global Bond
–	Ivy VIP High Income
•	Janus Henderson Series (Service Shares)
–	Janus Henderson Enterprise Portfolio*
–	Janus Henderson Global Technology and Innovation Portfolio, formerly known as Janus Henderson Global Technology Portfolio
•	Lazard Retirement Series, Inc. (Service Shares)
–	Lazard Retirement Global Dynamic Multi-Asset Portfolio
•	Legg Mason Partners Variable Equity Trust (Class II)
–	ClearBridge Variable Small Cap Growth Portfolio
–	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio*

•	Merger Fund VL
–	The Merger Fund VL
•	MFS® Variable Insurance Trust II (Service Class)
–	MFS® International Intrinsic Value Portfolio
•	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
–	Emerging Markets Equity Portfolio
–	Global Infrastructure Portfolio
•	PIMCO Variable Insurance Trust (Advisor Class)
–	PIMCO Balanced Allocation Portfolio**
–	PIMCO Dynamic Bond Portfolio
•	Pioneer Variable Contracts Trust (Class II)
–	Pioneer Bond VCT Portfolio
•	Putnam Variable Trust (Class IB)
–	Putnam VT Multi-Asset Absolute Return Fund*
–	Putnam VT Small Cap Value Fund
•	Rydex Variable Trust
–	Guggenheim VT Multi-Hedge Strategies*
–	Guggenheim VT Long Short Equity*
•	T. Rowe Price Equity Series, Inc. (Class II)
–	T. Rowe Price Health Sciences Portfolio
•	Value Line Funds Variable Trust
–	Value Line VIP Equity Advantage Fund
•	VanEck VIP Trust (Service Class)
–	VanEck VIP Global Hard Assets
•	Virtus Variable Insurance Trust
–	Virtus Duff & Phelps Real Estate Securities Series

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to The Guardian Insurance & Annuity Company, Inc. Individual Markets, Annuities P. O. Box 981592 El Paso, TX 79998-1592 or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is dated May 1, 2020, is incorporated by reference into this prospectus.

*	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.
**	This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before October 21, 2016 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of October 20, 2016. If at any time after October 20, 2016, you no longer have Contract Value allocated to the Fund and no Allocation Instructions to the Fund, the Fund will no longer be available as an investment allocation option under your contract.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

The variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the Statement of Additional Information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you will start receiving regular payments. This is the annuity period. The amount of the Annuity Payments will depend on the amount of Accumulation Value annuitized, annuity rates, annuity option selected and, for non-qualified contracts, gender of the Annuitant.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your Net Premium payments and Accumulation Value to as many as 25 of the available Variable Investment Options.

The capitalized terms found throughout the prospectus can be found in the section entitled SPECIAL TERMS USED IN THIS PROSPECTUS.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the Net Premium payments allocated to the Variable Investment Options.

GIAC has established a separate account to hold the variable investments in its annuity contracts. The Separate Account has 51 investment divisions, corresponding to 51 Variable Investment Options, each of which invests in a mutual fund. Your Net Premiums are used to buy Accumulation Units in the investment divisions you have chosen.

The total value of your contract’s investment in the investment divisions is known as the Accumulation Value. It’s determined by multiplying the number of variable Accumulation Units credited to your account in each investment division by the current value of the division’s units. The value of units in a variable investment division reflects the investment experience within the division. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity Payments under this contract may begin no earlier than the first Contract Anniversary (without GIAC’s prior consent) and no later than the Contract Anniversary immediately following the Annuitant’s 100th birthday. Gains under the contract are taxable at distribution, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select only one of the available annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a guaranteed period

•	Joint and survivor annuity

•	Payments for 10 year period certain

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the Variable Investment Options. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers among the Variable Investment Options.

Death benefits

If the Owner, or in California the Death Benefit Covered Person, should die before Annuity Payments begin, then we pay a death benefit first to any surviving Owner and then to surviving Beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the Owner is a non-natural person, then the death of the Annuitant will be treated as death of an Owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase or elect other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are charges for some of these riders. You should contact your registered representative

SUMMARY	PROSPECTUS	1

or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest Contract Anniversary value death benefit. The return of premium and return of premium plus death benefit rider may in certain circumstances increase the death benefit payable upon the Owner’s death if your adjusted premium payments exceed your contract earnings. Finally, the deferred income annuity payout option rider can provide you with a stream of income payments that will start at a date in the future that you select. Before taking advantage of this rider, you should consider your liquidity needs because amounts that you transfer to the deferred income annuity payout option rider cannot be withdrawn or surrendered; those amounts are accessible only through the future stream of fixed income payments created by transfers to the rider. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have accumulated in the contract. Taking out all you have accumulated is known as a surrender; taking out part of your Accumulation Value is a withdrawal. A surrender charge may apply to both surrenders and withdrawals. Surrenders and withdrawals may be subject to any applicable contract fee, premium taxes, state taxes, penalty taxes, and federal income tax and/or federal income tax withholding. Once Annuity Payments begin, surrenders and withdrawals are not available. Please see The Accumulation Period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract Owner:

•	Operating expenses for mutual funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract currently, range from 0.51% to 7.47% on a gross basis, but may be different in the future. Actual charges will depend on the Variable

Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Contract charges

For contracts issued in conjunction with applications signed on or after May 1, 2017, we apply an administrative charge and a daily mortality and expense risk charge, calculated at an annual rate of 0.75% of the Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, we apply an administrative charge and a daily mortality and expense risk charge, calculated at an annual rate of 1.00% of the Accumulation Value in the Variable Investment Options.

The following are expenses that you may incur as a contract Owner:

•	Surrender charges

We assess a charge on surrenders and withdrawals of Accumulation Value. We deduct up to 8% of each premium payment withdrawn within the first seven years of receipt of each such premium payment. However, the contract permits withdrawal each contract year of a “free withdrawal amount” that may be withdrawn from the contract without incurring a surrender charge. See Surrenders and withdrawals.

•	Highest anniversary value death benefit rider expense

For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

•	Return of premium death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

•	Return of premium plus death benefit rider expense

For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this

2	PROSPECTUS	SUMMARY

benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

•	Combination of death benefit riders expense

You may choose both the highest anniversary value death benefit rider and the return of premium plus death benefit rider. If you choose this combination for a contract issued in conjunction with an application signed on or after May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options. If you choose this combination for a contract issued in conjunction with an application signed prior to May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options.

•	Premium taxes

These charges for taxes on premiums or annuity purchase payments are applicable only in some states and municipalities and currently range from 0.50% up to 3.5% of premium payments made to the contract or Accumulation Value used to purchase an annuity option, depending on state requirements.

This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. The lump sum payment or actuarial value of payments to a Beneficiary may be subject to estate tax.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have 10 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms may vary depending on where you live. The prospectus describes all material features of the contract including any material variations and any material state variations and should be read carefully with your contract.

We sell other annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Accumulation Value among the Variable Investment Options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Surrender Charge:	8% of total premiums declining annually[1]

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract Accumulation Value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

1 The surrender charge may be assessed on premiums withdrawn that were paid into your contract during the previous seven years. Each contract year, however, you may withdraw without a surrender charge a “Free Withdrawal Amount” equal to 10% of total premiums paid minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

Number of full years completed since premium payment was made	Surrender charge percentage
0	8%
1	7.5%
2	6.5%
3	5.5%
4	5%
5	4%
6	3%
7	0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

4	PROSPECTUS	EXPENSE TABLES

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

Separate Account Level Annual Expenses for contracts issued in conjunction with applications signed on or after to May 1, 2017

Contract Charge	0.75%
Total Separate Account Fees	0.75%
Optional Additional Riders
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.35%
– Return of Premium Death Benefit Basic Rider (ROBDP Basic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.45%
– Combination HAVDB & ROPDB Plus	0.50%
Total Maximum Separate Account Level Optional Rider Annual Expenses	1.25%

Separate Account Level Annual Expenses for contracts issued in conjunction with applications signed prior to May 1, 2017

Contract Charge	1.00%
Total Separate Account Fees	1.00%
Optional Additional Riders
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.30%
– Return of Premium Death Benefit Basic Rider (ROBDP Basic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.30%
– Combination HAVDB & ROPDB Plus	0.35%
Total Maximum Separate Account Level Optional Rider Annual Expenses	1.35%

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.51%	7.47%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC, except Guardian Variable Products Trust.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2019 for all underlying mutual funds available under the contract as of May 1, 2020. Newer underlying mutual funds may have higher expense ratios partly due to the smaller initial asset bases. It is important for Contract Owners to understand that a decline or increase in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher or lower than the expense information presented. The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.51% and 2.31%, respectively. The minimum charge of 0.51% does not reflect any waivers. The minimum net and gross changes are the same for the underlying mutual fund. The maximum charge of 2.31% reflect contractual waivers by the mutual fund adviser. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

The following examples are for contracts issued in conjunction with applications signed on or after May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 0.75% of the Accumulation Value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (7.47%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,716	$3,284	$4,713	$7,620
Minimum:	$985	$1,222	$1,484	$2,133
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$916	$2,634	$4,213	$7,620
Minimum:	$185	$572	$984	$2,133

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.31%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,174	$1,786	$2,417	$3,958
Minimum:	$985	$1,222	$1,484	$2,133
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$374	$1,136	$1,917	$3,958
Minimum:	$185	$572	$984	$2,133

6	PROSPECTUS	EXPENSE TABLES

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (7.47%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,663	$3,146	$4,513	$7,349
Minimum:	$932	$1,062	$1,212	$1,565
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$863	$2,496	$4,013	$7,349
Minimum:	$132	$412	$712	$1,565

** Basic Contract without any riders and net maximum (2.31%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,121	$1,631	$2,165	$3,484
Minimum:	$932	$1,062	$1,212	$1,565
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$321	$981	$1,665	$3,484
Minimum:	$132	$412	$712	$1,565

These Examples do not reflect or premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

EXPENSE TABLES	PROSPECTUS	7

The following examples are for contracts issued in conjunction with applications signed prior to May 1, 2017.

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 1.00% of the Accumulation Value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Death Benefit Plus Rider (which, if invested in the fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (7.47%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,726	$3,312	$4,752	$7,673
Minimum:	$995	$1,254	$1,538	$2,244
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$926	$2,662	$4,252	$7,673
Minimum:	$195	$604	$1,038	$2,244

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (2.31%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,184	$1,816	$2,466	$4,049
Minimum:	$995	$1,254	$1,538	$2,244
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$384	$1,166	$1,966	$4,049
Minimum:	$195	$604	$1,038	$2,244

8	PROSPECTUS	EXPENSE TABLES

Example 2 shows a Basic Contract without any riders (which if invested in the fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (7.47%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,689	$3,216	$4,614	$7,487
Minimum:	$959	$1,142	$1,349	$1,853
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$889	$2,566	$4,114	$7,487
Minimum:	$159	$492	$849	$1,853

** Basic Contract without any riders and net maximum (2.31%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,148	$1,709	$2,292	$3,724
Minimum:	$959	$1,142	$1,349	$1,853
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$348	$1,059	$1,792	$3,724
Minimum:	$159	$492	$849	$1,853

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

EXPENSE TABLES	PROSPECTUS	9

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $14.0 billion as of December 31, 2019. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 10 Hudson Yards, New York 10001. The mailing address for GIAC Individual Markets, Annuities, is P.O. Box 981592, EL Paso, TX 79998-1592.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2019, Guardian Life had total admitted assets (Statutory basis) in excess of $62.2 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

10	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

5951 Luckett Ct, Bldg A

El Paso, TX 79932

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We have the right to reject any application, proposed purchase or initial premium payment for any reason. If an application is signed on or after May 1, 2017, we will not issue a contract if the Owner or the Annuitant is over 85 years of age, unless we provide prior approval.

If we accept your purchase as received, we will credit your Net Premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Mailing Address on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and taxes, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	11

PAYMENTS

We require a minimum initial premium payment of $5,000 for qualified contracts and $10,000 for non-qualified contracts. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $1,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our consent, total flexible premium payments made in any contract year after the first may not exceed the lesser of $100,000 or the aggregate amount of premiums paid in the first contract year without prior approval. GIAC will not accept total premium payments of greater than $3,000,000 over the life of the contract. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. Not withstanding the above maximum premiums, we reserve the right to refuse any premium which would cause the aggregate premiums for all in force individual deferred variable contracts issued by GIAC owned individually or jointly by an Owner of the contract who is a natural person to exceed $6,000,000.

12	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will credit subsequent Net Premiums to your contract on the same day we receive them, provided we receive them in Good Order at our Mailing Address before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time (i.e., on a Valuation Date).

If the New York Stock Exchange closes before its regular closing time, we will credit a premium payment received after that close on the next Valuation Date. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use Net Premiums to purchase Accumulation Units in the Variable Investment Options you have chosen, according to your instructions in the application or as later changed. The prices of Accumulation Units are set daily because they change along with the share values of the underlying Funds and also include the daily portion of Separate Account Level Expenses applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the price calculated on the Valuation Date that we receive and accept your payment. The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them at our Mailing Address. Please remember that you cannot invest in more than 25 Variable Investment Options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For

Accumulation units

The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	13

IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

THE SEPARATE ACCOUNT

GIAC has established a separate account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 51 investment divisions, corresponding to the 51 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Separate Account or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support contract values, GIAC may transfer them from the Separate Account to the general account. We are obligated to pay all amounts promised under the contract.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of the contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as Annuity Payments and death benefits, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or, the approval of any appropriate

14	PROSPECTUS	ACCUMULATION PERIOD

state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new separate accounts,

•	combining two or more separate accounts or investment divisions,

•	transferring assets among investment divisions, or into another separate account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of Net Premiums or transfers of Accumulation Value, or both, with respect to some or all contracts.

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 25 of the available Variable Investment Options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

You can obtain a copy of the prospectus for each of the Funds from your registered representative; by visiting our website (www.GuardianLife.com); by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by writing to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

Please read the prospectus carefully before investing.

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

AB VPS Dynamic Asset Allocation Portfolio (Class B)	Maximize total return consistent with the Adviser’s determination of reasonable risk.	Invests in a mix of global equities, fixed income, opportunistic assets, currencies and cash to provide broad diversification in a single portfolio. Strategic allocation is 60% equities and 40% fixed income, but dynamic allocations can range from 0-80% in equities and 20-100% in fixed income.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
ALPS/ Alerian Energy Infrastructure Portfolio (Class III)	seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Index is a composite of North American energy infrastructure companies. Midstream energy companies must earn the majority of their cash flow from qualifying midstream activities involving energy commodities. Qualifying midstream activities include gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage. Midstream energy companies include midstream master limited partnerships (MLPs) and midstream corporations.

In addition, in order to be included in the Index, midstream energy companies must have principal executive offices in the United States or Canada and have a median daily trading volume of at least USD 2.5 million for the six-month period preceding the data analysis date.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code (as defined below).

ALPS Advisors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities). Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

ALPS/Red Rocks Global Opportunity Portfolio (Class III), formerly known as ALPS/Red Rocks Listed Private Equity Portfolio (Class III)(i)	Seek to maximize total return, which consists of appreciation on its investments and a variable income stream.	The fund will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies.	ALPS Advisors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203	Red Rocks Capital LLC 1290 Broadway Suite 1000 Denver, CO 80203
American Century VP Inflation Protection (Class II)	Long-term total return using a strategy that seeks to protect against U.S. inflation.	The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, the fund will invest over 50% of its assets in inflation-adjusted debt securities.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Century VP Mid Cap Value Fund (Class II)	Long-term capital growth with income as a secondary objective.	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”, as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
American Funds Insurance Series® Asset Allocation Fund (Class 4)	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2018, the fund was approximately 59% invested in equity securities, 29% invested in debt securities and 12% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071
American Funds Insurance Series® Bond Fund (Class 4)	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or

Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be-announced contracts and mortgage rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. The fund may invest in certain derivative instruments.
American Funds Insurance Series® Global Growth Fund (Class 4)	The fund’s investment objective is to provide long-term growth of capital.

The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally,

Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
American Funds Insurance Series® Global Growth and Income Fund (Class 4)	The fund’s investment objective is to provide long-term growth of capital while providing current income.	The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
American Funds Insurance Series® Growth Fund (Class 4)	The fund’s investment objective is to provide growth of capital.	The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds. The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a longterm perspective and be able to tolerate potentially sharp declines in value.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071
American Funds Insurance Series® Growth-Income Fund (Class 4)	The fund’s investment objectives are to achieve long-term growth of capital and income.	The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund (Class 4)	The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.

Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in

Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

ACCUMULATION PERIOD	PROSPECTUS	21

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
stocks and lower quality debt securities, and capital preservation over the long term. The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. The fund may also invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index. Additionally, the fund may invest in certain derivative instruments.
ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

ClearBridge Investments, LLC

620 8th Avenue

New York, NY 10018

(Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it

385 East Colorado Boulevard

Pasadena, CA 91101)

DWS Alternative Asset Allocation VIP (Class B)	The fund seeks capital appreciation.

The fund seeks to achieve its objective by investing in alternative (or non-traditional) investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by DWS Investment Management Americas, Inc., the fund’s investment advisor, or one of its affiliates), or directly in the

			DWS Investment Management Americas Inc. 345 Park Avenue New York, NY 10154	RREEF America L. L. C. 222 South Riverside Plaza Chicago, IL 60606

22	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
securities and derivative instruments in which such DWS fund could invest. The fund may also invest in securities of unaffiliated mutual funds, ETFs or exchange-traded notes (ETNs) (DWS funds and unaffiliated mutual funds, ETFs and ETNs are collectively referred to as “underlying funds”).
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth.	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2)(ii)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities. Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Franklin Growth And Income VIP Fund (Class 2 Shares)	Seeks capital appreciation with current income as a secondary goal.	Under normal market conditions, the fund invests predominantly in equity securities.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Guardian Core Plus Fixed Income VIP Fund	The Fund seeks income and capital appreciation to produce a high total return.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as “junk bonds”). The Fund also may invest in fixed income investments issued by foreign entities but denominated in U.S. dollars, and fixed income investment issued by foreign

			Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302
(ii)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

ACCUMULATION PERIOD	PROSPECTUS	23

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

entities and denominated in currencies other than the U.S. dollar.

The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities; mortgage-backed and other asset-backed securities; inflation-linked investments; and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative is based, or for cash management purposes. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

Guardian Diversified Research VIP Fund	The Fund seeks capital appreciation.	The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies that the Fund subadviser believes have favorable investment potential. The Subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Standard & Poor’s 500® Index (the “Index”) at the time of purchase. In addition to common stocks, the Fund may invest in preferred stocks and convertible securities.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Putnam Investment Management, LLC 100 Federal Street Boston, MA 02110
Guardian Growth & Income VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in the equity securities of U.S. companies that the Fund’s subadviser believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization). The Subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Value Index (the “Index”) at the time of purchase. The Fund may also invest in foreign securities.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105

24	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guardian Integrated Research VIP Fund	The Fund seeks capital appreciation.	Under normal circumstances, the Fund invests primarily in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor’s 500® Index (the “Index”). The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology and technology-related sectors.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
Guardian International Growth VIP Fund	The Fund seeks total return consisting of long-term capital growth and current income.	The Fund invests mainly in equity securities of foreign companies, including foreign subsidiaries of U.S. companies. The Fund invests primarily in large-capitalization companies, which the Fund’s subadviser defines as companies with market capitalizations similar to companies in the MSCI® Europe, Australasia and Far East (“EAFE®”) Growth Index (the “Index”) at the time of purchase. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	J.P. Morgan Investment Management Inc. 383 Madison Avenue New York, NY 10179
Guardian International Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests primarily in equity securities, principally common stocks, of large- and mid-capitalization foreign companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Value Index (“EAFE® Index”) that the Fund’s subadviser, believes are undervalued based on their earnings, cash flow, or asset values.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
Guardian Large Cap Disciplined Growth VIP Fund	The Fund seeks to maximize long-term growth.

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Fund invests primarily in the common stock of

			Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Wellington Management Company LLP 280 Congress Street Boston, MA 02210

ACCUMULATION PERIOD	PROSPECTUS	25

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
growth-oriented companies. The Fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).
Guardian Large Cap Disciplined Value VIP Fund	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. The Fund’s subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Value Index (the “Index”) at the time of purchase. The Fund invests primarily in a diversified portfolio of equity securities that are identified by the Subadviser as having value characteristics.

The Fund may invest up to 20% of its total assets in foreign currency-denominated securities, measured at the time of investment.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”).

			Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Boston Partners Global Investors, Inc. d/b/a Boston Partners 909 Third Avenue 32nd Floor New York, NY 10022
Guardian Large Cap Fundamental Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of U.S. large-capitalization companies. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Fund may invest in foreign securities, either directly or through depositary receipts.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Clearbridge Investments, LLC 620 Eighth Ave 48th Floor New York, NY 10018
Guardian Mid Cap Traditional Growth VIP Fund	The Fund seeks long-term growth of capital.

The Fund invests primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies. The Fund’s subadviser defines

			Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206

26	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Growth Index (the “Index”) at the time of purchase. The Fund may also invest in foreign securities.
Guardian Mid Cap Relative Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies. The Fund’s subadviser defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Index (the “Index”) at the time of purchase.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105
Guggenheim VT Multi-Hedge Strategies(i)	Seeks long-term capital appreciation with less risk than traditional equity funds.	The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The Advisor may use one or more variations of any or all of the strategies described below. The Advisor’s decision to allocate assets to a particular strategy or strategies is based on a proprietary evaluation of the strategy’s risk and return characteristics. Long/Short Equity – Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets; Equity Market Neutral – Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements; Fixed Income Strategies – Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in related securities; Merger Arbitrage – Pursuant to a merger arbitrage investment strategies, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and Global Macro – Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.	Guggenheim Investments 702 King Farm Boulevard Suite 200 Rockville MD 20850
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

ACCUMULATION PERIOD	PROSPECTUS	27

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Guggenheim VT U.S. Long Short Equity(i)	Seeks long-term capital appreciation.	The Fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives (based on their notional value for purposes of this 80% calculation) giving exposure (i.e., economic characteristics similar to) to different sectors or industries to which the Fund is seeking exposure.	Guggenheim Investments 702 King Farm Boulevard Suite 200 Rockville MD 20850
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	Total return with a low to moderate correlation to traditional financial market indices.	The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco Oppenheimer V.I. International Growth Fund (Series II)	The Fund seeks capital appreciation.	Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Ivy VIP Global Bond Class II	To seek to provide a high level of current income. Capital appreciation is a secondary objective.

Ivy VIP Global Bond seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in debt securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or U.S. governments. Under normal circumstances, the Portfolio invests at least 40% (or, if Ivy Investment Management Company (IICO), the Portfolio’s investment manager, deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. The Portfolio may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in securities of any maturity. The Portfolio may invest in both investment and non-investment grade securities. It

Ivy Investment Management Company 6300 Lamar Avenue Overland Park, KS 66202
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

28	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
may invest up to 35% of its total assets in non-investment grade bonds, commonly called “high yield” or “junk” bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Portfolio will invest in non-investment grade securities only if IICO deems the risks to be consistent with the Portfolio’s objectives. Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets. IICO may look at a number of factors in selecting securities for the Portfolio’s holdings including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile, market share and industry of the issuer; and analysis of the issuer’s profit history through various economic cycles. Generally, in determining whether to sell a security, IICO continues to analyze the factors considered for buying the security. IICO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. IICO may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Ivy VIP High Income Class II	To seek to provide total return through a combination of high current income and capital appreciation.

Ivy VIP High Income seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of Ivy Investment Management Company

Ivy Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217

ACCUMULATION PERIOD	PROSPECTUS	29

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

(IICO), the Portfolio’s investment manager, consistent with the Portfolio’s objective. The Portfolio invests primarily in lower-quality debt securities, which include debt securities rated BBB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization(NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Portfolio may invest up to 100% of its total assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Portfolio may invest in fixed-income securities of any maturity. The Portfolio may invest up to 100% of its total assets in foreign securities that are denominated in U.S. dollars or foreign currencies. Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets. The Portfolio may invest in restricted securities. Although IICO considers credit ratings in selecting investments for the Portfolio, IICO bases its investment decisions fora particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. In selecting securities, IICO may conduct an initial screening of issuers based on characteristics such as yield, performance, maturity and relative value across and within sectors. Following its initial screening, IICO may look at a number of factors beginning with a primarily bottom-up (researching individual issuers) analysis that includes extensive modeling and talking with a company’s management team, industry consultants and sell-side research to help formulate opinions, and progressing to consideration of the current economic environment, the direction and level of interest rates and inflation, and industry fundamentals and trends in the general economy. Other factors

30	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
considered include a company’s financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, competitive advantage and capital structure and future capital needs. Initial position sizes are determined based on factors that include size of issue, rating, duration, coupon, call-ability, exposure to a specific industry and leverage. IICO attempts to optimize the Portfolio’s risk/reward by investing in the debt portion of the capital structure that IICO believes to be most attractive, which may include secured and/or unsecured loans, floating rate notes and/or secured and/or unsecured high-yield bonds. For example, if IICO believes that market conditions are favorable for a particular type of fixed-income instrument, such as high yield bonds, most or all of the fixed-income instruments in which the Portfolio invests may be high yield bonds. Similarly, if IICO believes that market conditions are favorable for loans, most or all of the fixed-income instruments in which the Portfolio invests may be loans, including second-lien loans which typically are lower in the capital structure and less liquid than first-lien loans. Generally, in determining whether to sell a security, IICO considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, a deterioration of the company’s financial model, credit quality or credit standing, and/or a change in management’s consideration of its creditors. IICO also may sell a security if, in IICO’s opinion, the price of the security has risen to fully reflect the company’s improved credit worthiness and other investments with greater potential exist. IICO also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Portfolio’s holding in that security or to raise cash.
Janus Henderson Enterprise Portfolio (Service Shares)(i)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

ACCUMULATION PERIOD	PROSPECTUS	31

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. In addition, the Portfolio’s investments may include securities of real estate related companies, including real estate investment trusts.
Janus Henderson Global Technology and Innovation Portfolio (Service Shares), formerly known as (Janus Henderson Global Technology Portfolio (Service Shares))	Seeks long-term growth of capital.

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.

Some of the industries and companies likely to be represented in the Portfolio’s holdings include e-commerce (companies doing business through the Internet); computer (hardware and software); communications (voice, data, and wireless); industrials; Internet (software, services, and infrastructure equipment); and media and entertainment.

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares)	Total Return.

The Investment Manager allocates the Portfolio’s assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number

Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112

32	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
of different tools, including proprietary software models and input from the Investment Manager’s research analysts.
MFS® International Intrinsic Value Portfolio (Service Class)	Seeks capital appreciation.	Normally invests primarily in foreign equity securities, including emerging market equity securities. Focuses on investing in the stocks of companies MFS believes are undervalued compared to their intrinsic value. The fund may invest in companies of any size. MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	The global strategists of the Adviser and its Sub-Advisers analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/ or Sub-Advisers invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects.	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	MSIM Limited 25 Cabot Square, Canary Wharf, London, E14, 4QA, England
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II)	The Fund seeks both capital appreciation and current income.	In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the Portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	MSIM Limited 25 Cabot Square, Canary Wharf, London, E14, 4QA, England

ACCUMULATION PERIOD	PROSPECTUS	33

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
PIMCO Balanced Allocation Portfolio (Advisor Class)(iii)	The Portfolio seeks total return which exceeds that of its benchmark.	The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (such portion of the Portfolio’s Portfolio, the “Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (such portion of the Portfolio’s Portfolio, the “Fixed Income Sleeve”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
PIMCO Dynamic Bond Portfolio (Advisor Class)	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
Pioneer Bond VCT Portfolio (Class II)	Current Income.	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.	Amundi Pioneer Asset Management, Inc 60 State Street Boston, MA 02109
Putnam VT Multi-Asset Absolute Return Fund (Class IB)(i)	Seeks positive total return.	In pursuing a positive total return, the fund’s strategies are generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. The Fund aims to accomplish this objective by combining “directional” strategies and “non-directional” strategies. The directional strategies seek efficient, diversified exposure to investment markets. They also seek to balance risk and provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging	Putnam Investment Management, LLC. 100 Federal Street Boston MA 02110	Putnam Investments Limited 16 St James’s Street London England, SW1A 1ER The Putnam Advisory Company, LLC, 100 Federal Street Boston, MA 02110
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

(iii)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before October 21, 2016 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of October 20, 2016. If at any time after October 20, 2016, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

34	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

markets equity securities and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The non-directional strategies aim to provide returns that have minimal correlation with traditional asset classes, such as equities or equity-like investments. The non-directional strategies are generally implemented using paired long and short positions in an effort to capitalize on long-term market inefficiencies and short-term opportunities. The non-directional strategies may involve the use of active trading strategies, currency transactions and options transactions.

Putnam VT Small Cap Value Fund (Class IB)	Seeks capital appreciation.	The Fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that the Fund believes are currently undervalued by the market. If the Fund is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances, the Fund invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000® Value Index. The Fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.	Putnam Investment Management, LLC. 100 Federal Street Boston MA 02110	Putnam Investments Limited 16 St James’s Street London England, SW1A 1ER
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class II)(i)	The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.	The fund is a fund of funds – it invests primarily in other funds. These underlying funds are open-end funds and exchange traded funds (“ETFs”) managed by the manager or its affiliates, or ETFs that are based on an index and managed by unaffiliated investment advisers. The fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	QS Investors, LLC 880 Third Avenue New York, NY 10022 Western Asset Management Company 385 East Colorado Boulevard Pasadena, CA 91101
(i)

This Fund is only available for investment under your contract if your contract was issued in conjunction with an application dated before May 1, 2017 and you have contract value allocated to the Fund, or premium allocation instructions, dollar cost averaging instructions or rebalancing instructions that include the Fund (collectively “Allocation Instructions”), as of April 30, 2017. If at any time after April 30, 2017, you no longer have Contract Value allocated to the Fund and no Allocation Instructions that include the Fund, the Fund will no longer be available as an investment allocation option under your contract.

ACCUMULATION PERIOD	ROSPECTUS	35

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
T. Rowe Price Health Sciences Portfolio (Class II)	Fund seeks long term capital appreciation.	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).	T. Rowe Price Associates, Inc. 100 E. Pratt St. Baltimore, MD, 21202
Value Line VIP Equity Advantage Fund	The primary investment objective is capital appreciation. Current income is a secondary investment objective.	The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. The portfolio construction starts with a proprietary model to rank closed end funds. To a lesser extent, the Fund invests in ETFs.	EULAV Asset Management 7 Times Square 16th Floor, 42nd Street New York, NY 10036
VanEck VIP Global Hard Assets (Service Class)	Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.	Under normal conditions, the Fund invests at least 80% of its net assets in securities of hard assets companies and instruments that derive their value from hard assets. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.	Van Eck Associates Corporation 666 Third Avenue New York, NY 10017
Virtus Duff & Phelps Real Estate Securities Series (the “Series”)	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.

The Series offers exposure to the equity real estate investment trust (“REIT”) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

			Virtus Investment Advisers, Inc. One Financial Plaza Hartford, CT 06103	Duff & Phelps Investment Management Co. 200 S. Wacker Drive, Suite 500 Chicago, IL 60606
The Merger Fund VL	The Merger Fund VL seeks to achieve capital growth by engaging in merger arbitrage.

The team will choose securities they believe offer the best risk/reward within the strategy guidelines. As a result, portfolio weightings by security category will vary. We use the following instruments:

• Exchange Listed Equities

• Exchange Traded Funds

• Listed Options

• OTC Options

• Equity underlying Total return Swaps

• Currencies

• Currency Forward Sales

• Corporate Bonds

• Convertible Bonds

Westchester Capital Management, LLC 100 Summit Lake Drive Valhalla, NY 10595

36	PROSPECTUS	ACCUMULATION PERIOD

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Currently all investment advisors (or their affiliates), pay us compensation every year for administration or other expenses. This compensation ranges from 0.10% to 0.40% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from all Funds, except portfolios from the Rydex Variable Trust and The Merger Fund VL. Currently, the amount of 12b-1 fees ranges from 0.05% to 0.40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the Funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain Funds, such as the Guardian Variable Products Trust, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the Fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of Accumulation Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing your investment options and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

ACCUMULATION PERIOD	PROSPECTUS	37

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

When You Buy A Contract, Please Note:

•	You can choose up to 25 of the available Variable Investment Options at any one time.

•	There are no initial sales charges on the premium payments.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the Variable Investment Options or change your future allocations by notifying us in writing at our Mailing Address, electronically or by telephone at our Customer Service Contact Center. We reserve the right to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change Beneficiaries as long as the Annuitant is living.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals. Transfers are subject to certain conditions, which are described below.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the Variable Investment Options. These

Transfers

You can only transfer money among Variable Investment Options up to 30 days before the date Annuity Payments are scheduled to begin.

transfers are subject to the following rules:

•	You are limited to 15 transfers per year;

•	You are limited to no more than 5 transfers within a quarter;

•	You are limited to no more than 3 transfers within a month;

Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received transfer instructions from you, in Good Order, at our Mailing Address or Customer Service Office Contact Center.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and electronic services.

38	PROSPECTUS	ACCUMULATION PERIOD

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order at our Mailing Address or Customer Service Office Contact Center. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term Contract Owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any Contract Owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other Contract Owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are

ACCUMULATION PERIOD	PROSPECTUS	39

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific Contract Owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

related (e.g., two contracts with the same Owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Contract Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers. Redemption fees and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Contract Owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the

40	PROSPECTUS	ACCUMULATION PERIOD

Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Contract Owners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Contract Owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

ACCUMULATION PERIOD	PROSPECTUS	41

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

SURRENDERS AND WITHDRAWALS

During the Accumulation Period and while all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. You may also redeem part of your contract during the Accumulation Period. This is known as a withdrawal. We will not accept requests for surrenders or withdrawals after the date Annuity Payments begin.

DIA transfers under the Deferred Income Annuity (DIA) Payout Option rider will be treated as withdrawals under the Basic Contract except that the DIA transfers will reduce Chargeable Premium by the amount of the DIA transfer that was part of the Free Withdrawal Amount. A cancellation of a DIA transfer will cause the Chargeable Premium to increase by the amount that the Chargeable Premium was reduced by that DIA transfer. DIA transfers are not subject to surrender charges and neither federal or state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the Chargeable Premium, the calculation of surrender charges, and allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.”

The following example demonstrates the effect of a hypothetical DIA transfer on the Chargeable Premium, surrender charges, and the allocation of cost basis.

Assumptions:

•	A $100,000 initial premium payment is made on January 1, 2013

•	A $30,000 DIA transfer is made on January 15, 2015

•	A $10,000 gain from January 1, 2013 to January 15, 2015

42	PROSPECTUS	ACCUMULATION PERIOD

Event	Accumulation Value	DIA Transfer	Chargeable Premium	Surrender Charge (on full surrender of Basic Contract)	Cost Basis Allocated to Basic Contract	Cost Basis Allocated to DIA Transfer
Contract Issue	$100,000		$100,000	$8,000	$100,000*	$ 0
Second Contract Anniversary	$110,000		$100,000	$6,500	$100,000*	$ 0
DIA Transfer		$30,000
Values January 15, 2015 prior to transfer	$110,000		$100,000	$6,500	$100,000*	$ 0
Values January 16, 2015 after transfer	$ 80,000		$80,000	$5,200	$73,000**	$27,000**
*	At contract issue and any point in time prior to the DIA transfer, the full cost basis is allocated to the Basic Contract.
**	When the $30,000 transfer is made to the DIA rider from the Basic Contract, the partial annuitization rules will apply and a pro rata portion of the cost basis of the Basic Contract will be apportioned between the Basic Contract and the DIA rider. The cost basis apportioned to the DIA rider is equal to the amount of the Accumulation Value transferred from the Basic Contract to the DIA rider divided by the Accumulation Value of the Basic Contract immediately prior to the transfer, and multiplying that result by the cost basis of the Basic Contract. In this example, a $30,000 transfer is made from the Basic Contract to the DIA rider on January 15, 2015. Therefore, $30,000 is divided by $110,000 and multiplied by $100,000. Accordingly, the cost basis allocated to the DIA rider is approximately $27,000. The $27,000 is subtracted from the $100,000 premium equaling a cost basis of $73,000 remaining with the Basic Contract.

Your request for surrenders and withdrawals must be received in Good Order at our Mailing Address. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a withdrawal, we will redeem enough Accumulation Units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Mailing Address. We will deduct any applicable contract charges, surrender charges and premium taxes from the proceeds of a surrender. We will deduct any applicable contract charges and premium taxes from the surrender amount requested or in the case of a withdrawal where you wish to receive the entire surrender amount, we will redeem additional units to cover any applicable charges based on your instruction. See The Accumulation Period: Transfers. See Financial information: Contract costs and expenses. To effect your request, we will redeem Accumulation Units attributable to the variable investment option choices; this will be done on a pro-rata basis unless you instruct us differently.

A withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the Accumulation Value is less than $2000 after the withdrawal then GIAC reserves the right to terminate the contract, subject to any applicable surrender charge for a surrender.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your Accumulation Value and your death benefit, and may result in a decrease in death benefit greater than the amount of the withdrawal. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Free Withdrawal Amount. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a surrender charge, of an amount equal to 10% of total premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

ACCUMULATION PERIOD	PROSPECTUS	43

Calculating the Surrender Charge for a Withdrawal. For the purpose of calculating the surrender charge and to minimize the applicable surrender charge, we assume that any amount withdrawn during a contract year will be withdrawn in the following order:

•

from earnings, which, on any Valuation Date equals the Accumulation Value on that date, less the total Net Premiums that have not been previously withdrawn. Note, however: Any amounts withdrawn as part of the Free Withdrawal Amount will not reduce the total Net Premiums in the calculation of earnings;

•	from Net Premiums that are no longer subject to a surrender charge;

•	from the Free Withdrawal Amount; and

•	from Chargeable Premiums on a first-in-first-out basis (i.e., the oldest Chargeable Premium will be withdrawn first).

Calculating the Surrender Charge for a Surrender. If you surrender the contract, the surrender charge is the sum of each surrender charge percentage applicable to each Chargeable Premium multiplied by that Chargeable Premium.

Please note:

•	If you surrender the contract and Chargeable Premiums exceed Accumulation Value, then we will calculate the surrender charge based on the full amount of Chargeable Premiums.

•

If the contract has been continued under spousal continuation or is a contract that has been issued pursuant to an internal 1035 exchange of certain contracts, then all Net Premiums made before spousal continuation or the internal 1035 exchange will be treated as not subject to a surrender charge and will be withdrawn first, followed by any premium payments made after spousal continuation.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, surrender charges and premium taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.

If we receive your surrender or withdrawal request in Good Order at our Mailing Address before the end of a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive your surrender or withdrawal request in Good Order at our Mailing Address at or after the end of a Valuation Date or

44	PROSPECTUS	ACCUMULATION PERIOD

on a day that is not a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of the next Valuation Date. We will send you your payment within seven days of receiving a request from you in Good Order at our Mailing Address. Please see The Accumulation Period: Payments.

If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

Inactive Contracts

Notwithstanding that a DIA payout option rider has been funded and is in force, we may pay the Owner the Accumulation Value under the Basic Contract in one sum, if, before the Annuity Commencement Date:

•	no premium payments are made for 2 consecutive years;

•	the Accumulation Value on or after the end of such 2 year period is less than $2,000;

•	the total amount of premium payments made, less any withdrawals, is less than $2,000; and

•

we notified you in writing that this contract is inactive and 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your Accumulation Value to $2,000.

The proceeds paid to an Owner may be subject to any applicable contract charges, surrender charges and premium taxes. Please see Financial information: Federal tax matters.

If the Accumulation Value of the Basic Contract is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity but the contract has a funded and in force DIA rider, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the Contract Owner. If the Accumulation Value is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity and the contract does not have a funded and in force DIA rider, the contract is terminated.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date, the DIA commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

ACCUMULATION PERIOD	PROSPECTUS	45

Programs to build

your annuity

You may wish to take advantage of one or more of the programs we offer that may help you build a stronger annuity. You can participate in all or a combination of the programs. These include fixed dollar cost averaging, portfolio rebalancing and automated alerts.

Forms and Reports

In order to complete certain transactions under this annuity you may need to complete additional forms, including for example, the DIA transfer request form which provides you with instructions and important disclosures regarding liquidity and product choice.

We will send you confirmations regarding financial transactions, including premium payments and DIA transfers, and contract changes that you make. These confirmations will provide you with financial information for the current transaction and important disclosures.

We will also send you quarterly, annual and anniversary statements that will provide you with much of the information described above, as well as current contract values for contract benefits, including any elected optional death benefits and the DIA rider.

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, in accordance with applicable laws, rules and regulations. If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. Similarly, if several members of the same household own a contract, we will send only one contract prospectus each year. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of Accumulation Units and their value under the contract.

You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or writing to our Mailing Address.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. See Transfers for limitations on such transfers.

Dollar Cost Averaging – Fixed Dollar Cost Averaging Program

This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. Under Fixed Dollar Cost Averaging (Fixed DCA), you may transfer set amounts of money from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) over a three month period. If you wish to take advantage of Fixed DCA, you must elect it on your application and your initial Net Premium, and any subsequent Net Premiums received

46	PROSPECTUS	ACCUMULATION PERIOD

prior to the third Monthly Contract Anniversary, must be allocated to the Fixed DCA Account. On each of the first three Monthly Contract Anniversaries, GIAC will transfer a percentage, as shown in the chart below, of the Fixed DCA Account to the Variable Investment Options in accordance with your allocation instructions then in effect. If a Monthly Contract Anniversary is not also a Valuation Date, the transfer will occur on the next following Valuation Date.

Monthly Contract Anniversary from Issue Date	Percentage of Fixed DCA Account transferred
1	33 1/3%
2	50%
3	100%

Transfers out of the Fixed DCA Account will be on a first-in-first-out basis, so that transfers will be deemed to come first from the oldest Net Premium and any interest attributable to that Net Premium.

We guarantee that the Net Premium payments you invest in the Fixed DCA Account will earn daily interest at a minimum annual rate of at least 1%. At our discretion, we may credit interest at a rate higher than 1% but we are not obliged to do so. Net Premiums that you invest in the Fixed DCA Account become part of GIAC’s general account assets and the value of the Net Premiums invested in the Fixed DCA Account does not vary with the investment experience of any Variable Investment Option.

We may declare different interest rates in excess of 1% depending on when premium payments are received. This means that amounts allocated to the Fixed DCA Account on any designated Valuation Date may be credited with a different rate of interest than the rate previously credited to Net Premiums allocated to the DCA Account on any other Valuation Date.

Fixed DCA will terminate on the earliest of

•	the Valuation Date that all amounts have been transferred out of the Fixed DCA Account;

•	the Annuity Commencement Date;

•	the date a transfer or change in allocation instructions under the Basic Contract is received at our Mailing Address;

•	the date the Basic Contract is surrendered or terminated; or

•	the date on which you request that all amounts in the Fixed DCA Account be transferred out of the Fixed DCA Account to the then current allocation options.

If Fixed DCA terminates prior to all amounts being transferred out of the Fixed DCA Account, the remaining amount will be immediately allocated to the then current allocation options in accordance with your instructions in effect at that time. Net Premiums received on or after the date Fixed DCA has terminated will be allocated to the allocation options in accordance with your then current allocation instructions.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a Contract Owner’s account. If these laws apply in a particular situation, we would not be allowed to accept Premium Payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

ACCUMULATION PERIOD	PROSPECTUS	47

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your Accumulation Value in a selected Variable Investment Option either changes by a specified percentage or reaches a specific dollar amount, or 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Options’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

48	PROSPECTUS	ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be earlier than the first contract anniversary (without GIAC’s prior consent) or later than the Contract Anniversary immediately following the Annuitant’s 100th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month. Once Annuity Payments begin, you may not change: the Annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in the fixed joint and survivor annuity payment option. See Option F-3 below.

All Annuity Payments are based on (i) the age and sex (if a Non-Qualified Contract) of the Annuitant at the birthday nearest the Annuity Commencement Date; (ii) the Accumulation Value on the Annuity Commencement Date less any annuity taxes; (iii) the annuity payout option elected; (iv) the annuity payout frequency; and (v) the interest rate assumption. If more frequent payments are selected, the total payout amount will be slightly larger. A longer duration results in a smaller payment and a shorter duration results in a larger payment.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the Annuitant at the birthday nearest the date Annuity Payments are to begin, and

•	the annuity payout option you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the amount of the Annuity Payments.

The number and amount of your Annuity Payments will not be affected by the longevity of Annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	A Payment frequency where the Annuity Payments are $20 or less will not be permitted.

ANNUITY PERIOD	PROSPECTUS	49

Annuity payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-6 10-Year Guaranteed Period

PAYEE

Unless you request otherwise, the payee of any Annuity Payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving Owner or Joint Owner; if none, then

•	any surviving primary Beneficiary; and, if none, then

•	any surviving Contingent Beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining Annuity Payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have Annuity Payments made under payout options that are available under the contract; we will make Annuity Payments to you if the Annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your Annuity Payments begin. If no election is made as of the Annuity Commencement Date payments will be made monthly under Option F-2, a life annuity with a guaranteed period of 10 years. At any time, we may discontinue any of these options or make additional options available.

Before the Annuity Commencement Date, the Owner(s) may elect to restrict certain rights any Beneficiary may have under the contract in the event that the contract Owner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the Contract Owner and/or Annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Mailing Address , in Good Order and in a form satisfactory to us, before the Annuity Commencement Date. Once elected, only the Contract Owner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new Owner of a contract.

All annuity payout options are fixed-rate options that are payable from GIAC’s general account assets. For fixed-rate annuity payment options, each $1,000 of Accumulation Value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the Annuity Commencement Date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

50	PROSPECTUS	ANNUITY PERIOD

NEW REQUIRED MINIMUM DISTRIBUTION RULES FOR QUALIFIED CONTRACTS

As a result of the enactment of the Setting Every Community Up for Retirement Enhancement (SECURE) Act on December 20, 2019, your contract is subject to new required minimum distribution (RMD) rules for certain beneficiaries. If your beneficiary is not an eligible designated beneficiary at the time of your death, your beneficiary is required to take distributions by the end of the calendar year of the 10th anniversary of your death. If you name a beneficiary who at the time of your death is not an eligible designated beneficiary, there may be adverse tax consequences depending on the annuity payout option elected. You should consult your tax or legal advisor if you have any further questions or concerns about how the SECURE Act impacts your personal situation.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for Beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the Annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the Owner or joint Owner (if living) or the Beneficiary (if any Owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both Annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.

ANNUITY PERIOD	PROSPECTUS	51

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the Beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

52	PROSPECTUS	ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

Death of an Owner or Death Benefit Covered Person before the Annuity Commencement Date

We will pay a death benefit upon receipt, in Good Order at our Mailing Address, of due proof of the death of any Owner or, in California, the Death Benefit Covered Person, before the Annuity Commencement Date. If the Owner is a non-natural Owner, the death of the Annuitant will be treated as the death of an Owner for purposes of determining whether a death benefit is payable. In California, upon death of an Owner who is not a Death Benefit Covered Person, we will distribute all of the Owner’s interest in the contract in a lump sum. For purposes of the discussion in this section, Distributions on Death, the term “death benefit” shall also include the distribution of the Owner’s interest upon the death of an Owner who is not a Death Benefit Covered Person.

The death benefit is payable first to:

•	any surviving Owner, if none, then

•	any surviving primary Beneficiary, if none, then,

•	any surviving Contingent Beneficiary, if none then

•	to the last surviving Owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive Due Proof of Death in Good Order at our Mailing Address; or

•	the 15th day after the date of death.

Calculation of Death Benefit. If we receive Due Proof of Death in Good Order at our Mailing Address before the end of a Valuation Date, we will calculate the death benefit based on the Accumulation Value determined at the end of that Valuation Date. If we receive Due Proof of Death in Good Order at our Mailing Address at or after the end of a Valuation Date (or on a day other than a Valuation Date), then we will calculate the death benefit based on the Accumulation Value determined at the end of the next Valuation Date. We will pay the death benefit to the appropriate Beneficiary or Beneficiaries (or surviving joint Owner(s), if applicable) after we receive Due Proof of Death in Good Order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the Accumulation Value as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order, less any premium taxes, or

•	the amount of any death benefit provided by an enhanced death benefit rider.

Multiple Beneficiaries. If there is more than one Beneficiary, each Beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in Good Order from that Beneficiary.

Death benefits

We will pay a death benefit upon receipt of due proof of death of any Owner or, in California, the Death Benefit Covered person prior to the Annuity Commencement Date. At the time of purchase, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit. In California, upon death of an Owner who is not a Death Benefit Covered Person prior to the Annuity Commencement Date, we must distribute all of the Owner’s interest in the contract in a lump sum.

OTHER CONTRACT FEATURES	PROSPECTUS	53

Proceeds for those Beneficiaries who have not provided settlement instructions in Good Order will remain in the Contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each Beneficiary may receive a different amount, even when all Beneficiaries have been designated to share the proceeds equally.

Distribution of Death Benefit Proceeds:

•	Non-qualified Contracts

We generally will pay the death benefit in a lump sum, unless the Beneficiary elects to have the death benefit distributed over his or her life, in accordance with one of the annuity payout options, as described below. In California only, if a distribution is payable because of the death of an owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving Owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the Beneficiary or surviving joint Owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive Annuity Payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Mailing Address at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

•	Qualified Contracts

As a result of the enactment of the Setting Every Community Up for Retirement Enhancement (SECURE) Act on December 20, 2019, your contract is subject to new required minimum distribution (RMD) rules for certain beneficiaries. If your beneficiary is not an eligible designated beneficiary at the time of your death, your beneficiary is required to take distributions by the end of the calendar year of the 10th anniversary of your death. An eligible designated beneficiary is an individual who at the time of your death is 1) your surviving spouse, 2) your minor child, 3) disabled, 4) chronically ill, or 5) any other individual who is not more than 10 years younger than you. Your minor child will no longer be considered an eligible designated beneficiary as of the date they reach majority. After your death and upon reaching the age of majority, such a beneficiary will have 10 years from that date to receive any remaining interest in the contract.

We generally will pay the death benefit in a lump sum, unless the Beneficiary is an eligible designated beneficiary that elects to have the death benefit distributed over his or her life, in accordance with one of the annuity payout options that contains a life contingency where the applicable guaranteed

54	PROSPECTUS	OTHER CONTRACT FEATURES

period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive Annuity Payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract must be fully distributed within 10 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. If the Beneficiary has not requested receipt of their portion of the death benefit within the ten-year period, we will pay the remaining proceeds to that Beneficiary at that time. In California only, if a distribution is payable because of the death of an Owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving Annuitant, if applicable) that is not an eligible designated beneficiary who is entitled to a death benefit may defer payment of this sum for up to 10 years from the date of death.

If, on the Valuation Date that we calculate the death benefit, we also receive settlement instructions for at least one Beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in Good Order from all Beneficiaries, any death benefit amount exceeding the Accumulation Value that is not distributed to the Beneficiaries will be credited to the contract. This crediting event will constitute satisfaction of our death benefit obligation under your contract and we will have no further death benefit obligation under the contract. Any portion of the credited amount that is not distributed to the Beneficiaries as death proceeds on such Valuation Date will be allocated among the Variable Investment Options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from Beneficiaries.

You may designate that a Beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Mailing Address in Good Order. Upon your death, the Beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any Owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving Owner, if none then

•	any surviving primary Beneficiary, if none then

•	any surviving Contingent Beneficiary, if none then

•	the last surviving Owner’s estate.

Upon the death of an Annuitant if the Owner is a non-natural Owner, the non-natural Owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

OTHER CONTRACT FEATURES	PROSPECTUS	55

A non-spousal Beneficiary (or any surviving joint Owner) that is entitled to a death benefit has the right to elect another Beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the Annuity Commencement Date

•	Non-qualified Contracts

If any Owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

•	Qualified Contracts

If you die on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed to the Beneficiary pursuant to the new RMD rules under the SECURE Act. A Beneficiary that is an eligible designated beneficiary may continue annuity payments under the method of distribution being used as of the date of death, provided that annuity payments do not extend beyond the Beneficiary’s life expectancy. A Beneficiary that is not an eligible designated beneficiary must distribute any remaining interest in the contract by the end of the calendar year of the 10th anniversary of your death.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any Contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the following rules:

•

If the Beneficiary (or the sole surviving joint Contract Owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased Contract Owner’s interest: is payable to, or for the benefit of, any new Contract Owner, and will be distributed over the new Contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

•

If your spouse is the only primary Beneficiary (or the sole surviving joint Owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal continuation below.

•	If a Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

•	In California, if any Owner who is not the Death Benefit Covered Person dies prior to the Annuity Commencement Date, we must distribute all of the Owner’s interest in the contract in a lump sum.

56	PROSPECTUS	OTHER CONTRACT FEATURES

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: (1) an Owner dies before the Annuity Commencement Date; and (2) the deceased Owner’s spouse, under federal law, is the sole surviving Owner or the sole surviving primary Beneficiary on the date of such Owner’s death. In addition in California spousal continuation is only available if the Owner who dies is also the Death Benefit Covered Person.

If the sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, or is the decedent’s partner in a registered domestic partnership, civil union or similar formal relationship under state law, he or she may elect to continue the annuity contract. If the Beneficiary elects this option, the Beneficiary may become the Owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and marriages recognized under state law will be recognized for federal law purposes.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the Owner) in Good Order at our Mailing Address. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Mailing Address. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the Accumulation Value to the investment options under the contract in accordance with your allocation instructions at that time. If applicable, the surviving spouse will become the new Owner and will replace the deceased Owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value as of the end of the Valuation Date we received, in Good Order at our Mailing Address, due proof of death of the surviving spouse.

OTHER CONTRACT FEATURES	PROSPECTUS	57

If the Annuitant is changed under spousal continuation, then the Annuity Commencement Date will be the new Annuitant’s 100th birthday, unless an earlier date is otherwise elected by the Owner. If the contract is surrendered or a withdrawal is made after spousal continuation, then all Net Premium payments made before spousal continuation will not be subject to surrender charge. All provisions of the contract with respect to surrender charges will apply to the withdrawal or surrender of any Chargeable Premium payments made after spousal continuation.

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider. If a death benefit is payable and an enhanced death benefit rider is in force, the Beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of:

(i)	any Owner, or in California the Death Benefit Covered Person;

(ii)	a surviving spouse who has continued the Basic Contract in accordance with the spousal continuation provision and who on the effective date of the spousal continuation is 75 or younger.

This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the Basic Contract); or

•	the highest anniversary value enhanced death benefit,

less any premium taxes as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order.

We must receive proof of death in Good Order at our Mailing Address that the death occurred before the Annuity Commencement Date for a benefit to be payable.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual Contract Anniversary up to and including the one immediately following the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if there is a non-natural Owner) (or in California, the Death Benefit Covered Person’s 80th birthday), the HAVDB will equal the greater of the current HAVDB or the Accumulation Value of the Basic Contract on that Contract Anniversary. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the Basic Contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including

58	PROSPECTUS	OTHER CONTRACT FEATURES

any applicable surrender charges) by the Accumulation Value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount.

The HAVDB will be distributed in the same manner as the death benefit under the Basic Contract. For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options.

In all states except California, if there is a change of Owner (or, if the Owner is a non-natural person, a change in Annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the Accumulation Value on the Valuation Date that the change in Owner is effective, even if lower than the HAVDB on that date. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the Owner’s death exceeds the Accumulation Value at the time of the Owner’s death, then we will credit this difference to the investment options in accordance with the current allocation instructions under the Basic Contract. If the HAVDB that would have been paid is less than the Accumulation Value at the time of the Owner’s death, then we will increase the HAVDB to equal the Accumulation Value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all Owners under the contract must be under age 76. If the Owner is a non-natural person, then the Annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the Basic Contract under the spousal continuation provisions of the Basic Contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

If upon the death of the surviving spouse the HAVDB exceeds the Accumulation Value and any death benefit proceeds are not distributed as a lump sum, we will credit the difference between the HAVDB that would have been paid as death benefit proceeds and the Accumulation Value on the applicable Valuation Date to the allocation options in accordance with the current allocation instructions under the Basic Contract. The Beneficiaries may not continue this rider and this rider will terminate.

OTHER CONTRACT FEATURES	PROSPECTUS	59

This rider terminates on the earliest of the following:

•	the date that a death benefit is paid under a death benefit rider or under the Basic Contract, if the Basic Contract is not continued by an eligible spouse;

•	the date that a death benefit is paid under this rider or under the Basic Contract upon death of the surviving spouse who has continued the Basic Contract and this rider;

•	the date the Accumulation Value under the Basic Contract equals zero;

•	the Annuity Commencement Date; or

•	upon a change in Owner (or, if Owner is a non-natural person, a change in Annuitant), including spousal continuation, and the new Owner is age 76 or older.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative for information about the availability of this enhanced death benefit rider under your contract.

Please note: At issue, if you are under age 76, you can elect the highest anniversary death benefit rider in conjunction with the return of premium plus death benefit rider available under the contract.

RETURN OF PREMIUM DEATH BENEFIT (ROPDB) RIDER

This rider provides for an enhanced death benefit that may be greater than the death benefit provided under the Basic Contract. You may elect one of two options, the return of premium death benefit rider standard (ROPDB Basic) or return of premium death benefit PLUS (ROPDB Plus).

The ROPDB will be payable if on the Valuation Date a death benefit under the Basic Contract is calculated, the ROPDB is greater than the death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract.

ROPDB Basic

If you have elected the ROPDB Basic death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Basic death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in Good Order at our Mailing Address. We will decrease the ROPDB Basic death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Basic to the Accumulation Value on the Valuation Date that a change in Owner, or in the event of a non-natural Owner, a change in the Annuitant, is effective, even if the Accumulation Value is lower than the ROPDB Basic death benefit on that Valuation Date.

60	PROSPECTUS	OTHER CONTRACT FEATURES

ROPDB Plus Basis

The ROPDB Plus Basis, as of the issue date, is equal to the initial premium paid under the Basic Contract. The ROPDB Plus Basis will increase by the amount of any subsequent premiums paid under the Basic Contract. Any withdrawal in excess of the ROPDB Plus Interest Account will cause the ROPDB Plus Basis to reset to the lesser of:

•	The Accumulation Value immediately after the withdrawal; or

•	The total premiums paid under the Basic Contract less the total amount of withdrawals.

On each Contract Anniversary, the ROPDB Plus Basis will be reset to the Accumulation Value in effect on that Contract Anniversary.

Under the ROPDB Basic death benefit, the Adjusted Withdrawal Amount is equal to the greater of:

•	The dollar amount of the withdrawal, including any applicable Surrender Charges; or

•

The ROPDB Basic death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the amount of the withdrawal, including any applicable Surrender Charges and (b) is the Accumulation Value immediately before the withdrawal.

The ROPDB basic death benefit will be distributed in the same manner as the death benefit under the Basic Contract. If you choose this benefit, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

We deduct a daily charge for this rider based on an annual rate of 0.25% of the Accumulation Value of your Variable Investment Options.

This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 86.

ROPDB Plus

The ROPDB Plus death benefit will be distributed in the same manner as the death benefit under the Basic Contract. For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 61.

On each calendar day, we will increase the ROPDB Plus Interest Account by an amount equal to the ROPDB Plus Daily Factor multiplied by the ROPDB Plus Basis. The ROPDB Plus Daily Factor is based upon a simple interest rate of 3% divided by 365 (a daily factor equal to 0.00008219). In addition, we will decrease the ROPDB Interest Account by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made, but not to an amount less than zero.

OTHER CONTRACT FEATURES	PROSPECTUS	61

Under the ROPDB Plus death benefit, the Adjusted Withdrawal Amount is equal to the dollar amount of the withdrawal from the ROPDB Plus Interest Account. However, if the dollar amount of the withdrawal is in excess of the dollar amount in the ROPDB Plus Interest Account, the Adjusted Withdrawal Amount is increased by the greater of the following:

•	The dollar amount of the withdrawal (including any surrender charges) in excess of the dollar amount in the ROPDB Plus Interest Account; or

•

The ROPDB Plus death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account and (b) is the Accumulation Value immediately prior to the withdrawal reduced by the dollar amount withdrawn from the ROPDB Plus Interest Account.

The ROPDB Plus death benefit will be distributed in the same manner as the death benefit under the Basic Contract. For contracts issued in conjunction with applications signed on or after May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options. For contracts issued in conjunction with applications signed prior to May 1, 2017, if you choose this benefit, then we will assess a daily charge at an annual rate of 0.30% of your Accumulation Value in the Variable Investment Options.

This rider can only be elected at contract issue, and all Owners under the contract must be under age 61. If the Owner is a non-natural person, then the Annuitant must be younger than age 61.

Termination

This rider terminates on the earliest of the following:

•	the date a death benefit is paid under a death benefit rider or under the Basic Contract upon proof of death in Good Order; or

•	the date the Accumulation Value under the Basic Contract equals zero; or

•	the Basic Contract’s Annuity Commencement Date.

Other than as set forth above, you may not terminate this rider. You may not request to reinstate this rider once it terminates.

The return of premium death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of this enhanced death benefit rider under your contract.

Combination of Return of Premium Plus Death Benefit Rider and Highest Anniversary Value Death Benefit Rider.

These riders will be distributed in the same manner as the death benefit under the Basic Contract. This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the

62	PROSPECTUS	OTHER CONTRACT FEATURES

ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider. If you choose this combination for a contract issued in conjunction with an application signed on or after May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options. If you choose this combination for a contract issued in conjunction with an application signed prior to May 1, 2017, then we will assess one combined daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options.

This combination of riders can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and for contracts with non-natural Owners, Annuitants must be under age 61.

DEFERRED INCOME ANNUITY PAYOUT OPTION RIDER (also referred to as SecureFuture Income Rider)

When you buy your contract, you can elect for no additional charge a deferred income annuity payout option (DIA) rider if Owner/Annuitant is age 80 or under for a non-qualified contract or Owner/Annuitant is age 65 or under for a qualified contract. Even though there is no charge for this rider, it must be elected at the time of application. This rider allows you to transfer all or a portion of your Accumulation Value to it in order to create a stream of regularly scheduled payments (DIA payments) that begin on the DIA commencement date. You may not transfer any Accumulation Value to the DIA rider until the second Contract Anniversary. Only amounts not subject to a surrender charge may be transferred to the DIA rider.

This rider may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of the rider under your contract.

The DIA rider is designed to provide you with a long term strategy for creating a future stream of Annuity Payments guaranteed to last for your lifetime or for a set period of time you choose. The DIA rider allows you to build your stream of Annuity Payments over time to be paid in the future rather than requiring one single premium at annuitization to create payments beginning immediately. The Basic Contract provides the potential to benefit from possible market gains by allocating Net Premium to an array of Variable Investment Options, which gains can be transferred to the DIA rider to increase your future stream of Annuity Payments. You bear the risk of investment losses in the Variable Investment Options. DIA transfers are maintained in GIAC’s general account. Contract guarantees, including payments under the DIA rider, are guaranteed solely by the claims-paying ability and strength of GIAC.

Ultimately, payments under the rider are subject to the claims paying ability of GIAC. While GIAC guarantees future income payments based on amounts transferred to the DIA rider and a variety of other factors, as

OTHER CONTRACT FEATURES	PROSPECTUS	63

described in this prospectus, we do not guarantee that the amounts transferred to the rider will be sufficient to provide you with a secure retirement. The level of payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of transfers to the DIA rider.

DIA Transfers

We require a minimum initial DIA transfer amount of $5,000 and thereafter, the minimum additional transfer amount is $1,000. However, if you purchase a contract through an employer payroll deduction plan or you set up an automated DIA transfer plan, we may accept purchase payments below $1,000. Total DIA transfers made in any contract year after the initial DIA transfer is made may not exceed the lesser of $100,000 or the aggregate amount of DIA transfers made in the contract year in which the initial DIA transfer was made. We will not accept DIA transfers beginning

12 months prior to the DIA commencement date. The aggregate dollar amount of DIA transfers may not exceed $1,000,000. Only 15 DIA transfers may be made annually, but these cannot exceed 5 per quarter or 3 per month. These limits may be exceeded only with our consent.

You may only make DIA transfers for a non-qualified contract if Owner/Annuitant is age 83 or younger; for a qualified contract if Owner/ Annuitant is age 68 or younger; and if choosing a life only DIA Payout option if Owner/Annuitant is age 70 or younger.

We will not accept any DIA transfer requests if the Annuitant is not living on the date that we receive the request. We reserve the right not to accept DIA transfer requests that would result in a violation of any applicable required minimum distribution rules described in the Internal Revenue Code.

Each DIA transfer that you make will increase the amount of your future DIA payments. The increase in your future DIA payments will be equal to the amount offered by the Company at the time of the DIA transfer for the amount transferred. This amount, the DIA payment amount, will be based on various factors, including:

•	the age of the Annuitant at the time the DIA transfer request is received at our Mailing Address in Good Order;

•	the DIA commencement date;

•	the DIA payout option chosen;

•	for non-qualified contracts, the sex of the Annuitant; and

•	the current interest rate environment.

DIA Commencement Date – This is the date you chose for DIA payments to begin. The DIA commencement date is elected at the time of the initial DIA transfer request and cannot be subsequently changed unless the Changing the DIA Commencement Date provision is exercised. The DIA commencement date must be more than 24 months from the date of the initial DIA transfer. The latest DIA commencement date is the earlier of: (1) 40 years from the date of the initial DIA transfer; or (2) the Annuitant’s age 85 (age 70 1/2 if the Basic Contract is subject to required minimum distribution rules established under the Internal Revenue Code).

64	PROSPECTUS	OTHER CONTRACT FEATURES

It is possible that the DIA payment amount you will receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

After making a DIA transfer, you will receive a confirmation of the current DIA transfer amount, the DIA payment amount for the current DIA transfer, and the cumulative DIA payment for all DIA transfers made to date.

You may request to cancel the DIA transfer. Notice of such request must be received at our Mailing Address in Good Order no later than the 10th day after your receipt of the confirmation for the transaction. If a DIA transfer is cancelled, we will allocate the amount of the DIA transfer back to the allocation options of the Basic Contract in the same proportion as the current Accumulation Value. If there is no Accumulation Value at the time of the cancellation, we will allocate the amount of the DIA transfer back to the allocation options in the same proportion as the Accumulation Value immediately prior to the last DIA transfer. Any death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract will be reestablished as if the DIA transfer had not occurred. If you have cancelled a DIA transfer you may not make another DIA transfer for 90 days from the date that the DIA transfer was cancelled. Although DIA transfers can be cancelled, as set forth above, the DIA rider cannot be cancelled.

After the initial DIA transfer, you may not change the Annuitant(s), DIA commencement date (unless the Changing the DIA Commencement Date provision is exercised), or the DIA payout option. Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred cannot be withdrawn from the DIA rider. You will not have access to this money except through the future stream of fixed income payments created by your transfers to the rider.

Effect of DIA Transfers on Basic Contract

All DIA transfers will be treated as withdrawals under the Basic Contract except that the DIA transfer will reduce the Chargeable Premium by the amount of the DIA transfer that was part of the Free Withdrawal Amount under the Basic Contract. A subsequent cancellation of a DIA transfer will cause the Chargeable Premium to be increased by the amount the Chargeable Premium was reduced by that transfer.

DIA transfers will be treated as withdrawals under the Basic Contract except that the DIA transfers will reduce Chargeable Premium by the amount of the DIA transfer that was part of any Free Withdrawal Amount. A cancellation of a DIA transfer will cause the Chargeable Premium to increase by the amount that the Chargeable Premium was reduced by that DIA transfer. DIA transfers are not subject to surrender charges and neither federal nor state

OTHER CONTRACT FEATURES	PROSPECTUS	65

income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the Chargeable Premium, the calculation of surrender charges, and allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” Please refer to the example on pages 41 and 42 which demonstrates the effect of a hypothetical DIA transfer on the Chargeable Premium, surrender charges, and the allocation of cost basis.

DIA Payment Options

You may elect to receive DIA payments based on one of the following options.

Life Annuity without Guaranteed Period

We will make DIA payments during the lifetime of the Annuitant. We do not guarantee a minimum number of DIA payments under this option. You may elect to have no death benefit paid prior to the DIA commencement date under this option. If no death benefit is elected, this rider ends with no benefits payable upon the death of the Annuitant prior to the DIA commencement date.

Life Annuity with Guaranteed Period

We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed for the number of full years chosen in the initial DIA transfer request. The guaranteed period cannot be less than 5 years or more than the lesser of 30 years or 100 minus the Annuitant’s age on the DIA commencement date. For qualified contracts, the guaranteed period cannot exceed the Annuitant’s life expectancy as determined under the Internal Revenue Code. If the Annuitant dies before the end of the guaranteed period, we will pay the balance of the payments for the remainder of that period to the Owner, unless the Owner elects to be paid the present value of the current dollar amount of the then remaining guaranteed DIA payments for that period in a lump sum.

Life Annuity with Refund Certain

We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed until the amount of the accumulated DIA payments equals the total DIA transfers. If the Annuitant dies before the date the total DIA payments equals the total amount of DIA transfers, we will pay the balance of the payments in a lump sum unless the Owner elects to continue to receive the remaining DIA payments.

Payment Acceleration Feature

For DIA payout options other than Life Annuity without Guaranteed Period and when the Basic Contract is not subject to required minimum distribution rules established under the Internal Revenue Service, an Owner may elect to accelerate five monthly DIA payments in one lump sum subject to the following conditions:

•	the DIA rider is in effect and payments thereunder have begun;

66	PROSPECTUS	OTHER CONTRACT FEATURES

•	the request is made after the DIA commencement date;

•	The Owner is at least age 59 1/2; and

•	the frequency of DIA payments is monthly.

•	there are at least six months of payments remaining in any guaranteed or refund certain period.

The accelerated DIA payment will be paid on the next scheduled DIA payment date following receipt of the request for acceleration at our Mailing Address in Good Order. The payment on that date will consist of the accelerated DIA payment plus the regularly scheduled DIA payment.

We will stop scheduled DIA payments after the payment of the accelerated DIA payment is made. Scheduled DIA payments will resume on the DIA payment date next following the last accelerated DIA payment. You may accelerate payments only once.

Changing the DIA Commencement Date

Unless the DIA payment option is Life without Guaranteed Period, you may be able to change the DIA commencement date. You may request to change the DIA commencement date to a new date that is no more than 5 years prior to or 5 years after the DIA commencement date elected at the time of the initial DIA transfer. The new DIA commencement date must also meet the requirements described in the definition of DIA commencement date (shown above) and cannot be within 60 days of the last DIA transfer or within

12 months of the date of the initial DIA transfer. The written request for such a change must be received at our Mailing Address in Good Order no later than 14 days prior to the new DIA commencement date.

If the change is to a DIA commencement date that is earlier than the current DIA commencement date, no further changes can be made to that date. If the change is to a DIA commencement date that is later than the current DIA commencement date you may change the date one additional time. For that subsequent change, the new DIA commencement date must be no earlier than the DIA commencement date established at the time of the initial DIA transfer and no later than the then current DIA commencement date.

When you change the DIA commencement date, your DIA payment will be adjusted on an actuarially equivalent basis. The DIA payment will be determined based on the Annuity Mortality Table and Interest Rate Change Index. The Interest Rate Change Index will be adjusted by the DIA commencement date Change Factor, currently 1.50%. If the DIA commencement date is changed to a date earlier than the then current DIA commencement date, we will increase the Interest Rate Change Index by the amount of the DIA commencement date Change Factor. If the DIA commencement date is changed to a date later than the then current DIA

Interest Rate Change Index: Currently the Interest Rate Change Index used is the Composite Yield on Seasoned Corporate Bonds, as published by Moody’s Investors Service, Inc. using the rate in effect 3 business days prior to the date of the initial request for the change to the DIA Commencement Date. If the Interest Rate Change Index is discontinued by Moody’s, we may substitute a comparable index subject to any regulatory approval that may be required. We will notify you or any assignee of record before a substitute index is used.

OTHER CONTRACT FEATURES	PROSPECTUS	67

commencement date, we will decrease the Interest Rate Change Index by the DIA commencement date Change Factor but not to a percentage that is less than zero.

The Change Factor is fixed under the terms of the contract at 1.50%. The Change Factor is a value used to account for the risk that the liabilities, or the underlying asset portfolio that supports the liabilities, do not move in tandem with the Interest Rate Change Index.

Effect of Death of Owner or Annuitant on DIA rider

Notwithstanding any provision of this rider to the contrary, all payments of benefits will satisfy the requirements of section 72(s) of the Internal Revenue Code, as amended from time to time, for non-qualified contracts or section 401(a)(9) of the Internal Revenue Code, as amended from time to time, for qualified contracts.

DIA death benefit prior to DIA commencement date: 100% of total amount of DIA transfers, unless you elect the no death benefit option under the life annuity without guaranteed period. In that case the death benefit is zero.

Death before the DIA Commencement Date

If the contract Owner (or Annuitant, if the Owner is a trust or other non-natural person) or, in California, the Death Benefit Covered Person dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the Owner’s death will be added to the death benefit payable under the Basic Contract and the DIA rider will terminate. If the Annuitant named under the DIA rider, who is not also the Owner or, in California, the Death Benefit Covered Person dies prior to the DIA commencement date, no death benefit is payable under the Basic Contract, any amounts transferred to the DIA rider will be added to the Accumulation Value of the contract and the DIA rider will terminate.

Notwithstanding the above, if a death benefit is paid under this rider prior to the DIA commencement date and the Accumulation Value of the Basic Contract is zero, the death benefit will be paid to any Beneficiaries in a lump sum.

Death after the DIA Commencement Date

If the Annuitant dies on or after the DIA commencement date, DIA payments will stop unless such death occurs before the end of any guaranteed or refund certain period. In that case, DIA payments will continue as described in the applicable DIA payout option provision.

If an Owner dies on or after the DIA commencement date, any remaining DIA payments will be distributed over a period of time not longer than the period of the applicable DIA payout option provision in effect on the date of death.

DIA Payments

On the DIA commencement date, if a DIA death benefit would not otherwise be payable, we will begin to make DIA payments under the DIA payment option selected at the time of the initial DIA transfer. The amount of the DIA payment is equal to the total DIA Payments purchased through all DIA transfers. You may elect the frequency of payments to be monthly,

68	PROSPECTUS	OTHER CONTRACT FEATURES

quarterly, semi-annually or annually. You may change the frequency of DIA payments if we receive a written request in Good Order at our Mailing Address at least 60 days prior to the DIA commencement date. The frequency of DIA payments may not be changed on or after the DIA commencement date.

DIA Payee

We will make DIA payments to the DIA payee(s). Unless a DIA payee other than the Owner is elected by the Owner at the time of the initial DIA transfer, the Owner is the sole DIA payee. The Owner, subject to our approval and in accordance with the provisions of the rider, may elect to name a new DIA payee. If a new DIA payee is named, we will begin making payments to the new DIA payee once we receive written notification at our Mailing Address in Good Order of the new DIA payee. Any change of DIA payee is effective on the date the notice of change is signed. However, this change will not apply to any payments made or actions taken by us on or before the Valuation Date we receive notice of the change at our Mailing Address in Good Order. In addition, the DIA payee may change if there is a change of Owner; or a DIA payee dies.

In either case, unless otherwise elected by the Owner in a written notice received at our Mailing Address in Good Order, the Owner becomes the new DIA payee.

Inactive Contracts

If the Accumulation Value of the Basic Contract is paid out to the contract Owner because the contract is surrendered or cancelled due to inactivity but the DIA payout option has been funded and the DIA rider is in force, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the contract Owner. If the Accumulation Value is paid out to the contract Owner because the contract is surrendered or cancelled due to inactivity and the DIA payout option has not been funded and the rider is not in force, the contract is terminated.

Premium Tax

We may deduct any premium taxes from DIA transfers. If we do so, the amount of that tax will be deducted from the DIA transfer at the time the transfer is made and prior to determining the DIA transfer purchase amount applicable to that transfer. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

OTHER CONTRACT FEATURES	PROSPECTUS	69

FINANCIAL INFORMATION

The Accumulation

Value of your contract

To determine the Accumulation Value of your contract, we multiply the number of Accumulation Units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a Variable Investment Option, you accumulate variable Accumulation Units. To calculate the number of Accumulation Units you buy with each payment, we divide the amount you invest in a Variable Investment Option by the value of units in that Variable Investment Option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your Accumulation Value in the Variable Investment Options, we multiply the number of Accumulation Units in each Variable Investment Option by the current unit value for that option. The current unit value for each Variable Investment Option is determined by multiplying the unit value for the applicable Variable Investment Option for the prior Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each Variable Investment Option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•	Finally we add up the daily charges (contract charges and the enhanced death benefit rider(s) where applicable) and subtract them from the above total.

70	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

We will deduct daily a portion of the assets allocated to Variable Investment Options for administrative expenses and mortality expense risks. For contracts issued in conjunction with applications signed on or after May 1, 2017, the annual charge is 0.75%. For contracts issued in conjunction with applications signed prior to May 1, 2017, the annual charge is 1.00%.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Contract charge

We will deduct daily a portion of the assets allocated to Variable Investment Options for administrative expenses and mortality expense risks. The annual charge is 0.75%.

Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

We are compensated for processing and administrative expenses incurred in connection with the contract and the Separate Account.

In addition, the following charges may apply:

Surrender charge

For withdrawals with surrender charges, you may instruct us to deduct any applicable surrender charges from the amount requested. Otherwise, we will deduct the surrender charge from the remaining value of your contract. We do not impose a surrender charge on the amount deducted from the remaining value that is used to pay surrender charges on the withdrawal. DIA transfers are not subject to surrender charges. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a surrender charge, of an amount equal to 10% of total premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. Please see the SURRENDER AND WITHDRAWALS section for more information.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	contract charge

and the following charges may apply:

•	highest anniversary value death benefit rider charge

•	return of premium death benefit basic rider charge

•	return of premium death benefit plus rider charge

•	combination of return of premium death benefit plus and highest anniversary value death benefit rider charge

•	surrender charge

•	withdrawal charge

•	premium taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	71

Surrender charges

Number of full years completed since premium payment was made	Surrender charge (%)

0	8

1	7.5

2	6.5

3	5.5

4	5

5	4

6	3

7	0

For withdrawals, you may instruct us to deduct any applicable surrender charges from the amount requested. Otherwise, we will deduct the surrender charge from the remaining value of your contract. We do not impose a surrender charge on the amount deducted from the remaining value that is used to pay surrender charges on the withdrawal.

When we calculate the surrender charge, all amounts deducted are deemed to be withdrawn on a first-in, first-out basis. (Surrender charges are listed in the table to the left.)

Each contract year, you can make a withdrawal from the contract without paying a surrender charge, however, of a Free Withdrawal Amount equal to 10% of total premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as a Free Withdrawal Amount in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Also, all premium payments made before spousal continuation or at the time a contract is issued pursuant to an internal 1035 exchange of certain contracts will not be subject to a surrender charge. See Spousal continuation.

We do not impose surrender charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:
–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisors that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.35% for

72	PROSPECTUS	FINANCIAL INFORMATION

contracts issued in conjunction with applications signed on or after May 1, 2017, and 0.30% for contracts issued in conjunction with applications signed prior to May 1, 2017.

Return of premium death benefit basic rider expense

If you choose the premium death benefit basic rider and it is in effect, then you will pay a daily charge based on an annual rate 0.25%.

Return of premium death benefit plus rider expense

If you choose the return of premium plus death benefit plus rider and it is in effect, then you will pay a daily charge based on an annual rate 0.45% for contracts issued in conjunction with applications signed on or after May 1, 2017, and 0.30% for contracts issued in conjunction with applications signed prior to May 1, 2017.

Combination of highest anniversary value death benefit and return of premium death benefit plus riders charge

We will deduct daily a portion of the assets allocated to Variable Investment Options as a charge for this combination of riders. For contracts issued in conjunction with applications signed on or after May 1, 2017, this results in an annual rider charge is 0.50%. For contracts issued in conjunction with applications signed prior to May 1, 2017, this results in an annual rider charge is 0.35%.

Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when your Accumulation Value is applied under a payout option. These taxes currently range from 0.50% up to 3.5% of the premium payments made. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

In jurisdictions where the premium tax is incurred when a premium payment is made, we will pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, on your death, or when your Accumulation Value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FINANCIAL INFORMATION	ROSPECTUS	73

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution. If an Owner transfers a contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between the cash surrender value and the investment in the contract at the time of the transfer.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income unless one of several exceptions applies. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax. The Owner generally will be responsible for taxes owed on taxable distributions from the contract, but different results could apply in some cases if the Owner names someone other than the Owner as the payee under the contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the Owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following summary generally applies to contracts owned by natural persons.

74	PROSPECTUS	FINANCIAL INFORMATION

Withdrawals before the Annuity Commencement Date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the Owner’s investment in the contract. Generally, the Owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the contract. In addition, if the Basic Contract is issued with a deferred income annuity (DIA) payout option rider, amounts allocated under the Basic Contract to the DIA payout option rider are not part of the Basic Contract’s cash value for purposes of determining the taxable amount of any withdrawal from the Basic Contract prior to the DIA Commencement Date. When an allocation is made to the DIA payout option rider the partial annuitization rules will apply and a pro rata portion of the investment in the contract with respect to the Basic Contract will be apportioned between the Basic Contract and the DIA payout option rider. You should consult a tax adviser about the consequences of withdrawals from a contract with a DIA payout option rider.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an Owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer or the joint lives (or life expectancies) of the taxpayer and a Beneficiary.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	75

Annuity Payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income. In addition, the Internal Revenue Code provides special rules for a partial annuitization, where Annuity Payments are received for life or at least 10 years under part of an annuity contract while the rest of the contract remains in a deferred status. If your contract was issued with a DIA payout option rider and an allocation was made to the DIA payout option rider, the partial annuitization rules will apply at the time of each allocation and a portion of the investment in the contract with respect to the Basic Contract will be apportioned between the Basic Contract and the DIA payout option rider. You should consult your tax advisor about the treatment of any DIA payments.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are generally taxed in the same way as Annuity Payments.

If the contract was issued with a DIA payout option rider, there are some circumstances in which the death of the Annuitant would cause a death benefit under the rider to be credited to the cash value of the Basic Contract even though no death benefit is payable under the Basic Contract. GIAC currently intends to treat this as a non-event for tax purposes, but there is some uncertainty whether the amount credited from the rider to the Basic Contract would be currently taxable. You should consult your tax adviser.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the Owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new Owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

76	PROSPECTUS	FINANCIAL INFORMATION

Assigning contract interests

If the contract is a qualified contract, the Contract Owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Federal tax matters for more information.

Treatment of certain charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable withdrawal occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income and other factors.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

FINANCIAL INFORMATION	PROSPECTUS	77

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another arrangement from which the tax law allows such rollovers or transfers to be made. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed if they meet certain requirements. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an Owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	made as a qualified birth or adoption distribution up to $5,000 per birth or adoption

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic

78	PROSPECTUS	FINANCIAL INFORMATION

payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. In addition, if your qualified contract was issued with a DIA payout option rider, there is some uncertainty regarding how the minimum distribution rules apply after the DIA commencement date. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a

FINANCIAL INFORMATION	PROSPECTUS	79

plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to an eligible retirement plan as defined in the Internal Revenue Code; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate and generation-skipping transfer taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” (GST) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

Medicare tax

Distributions from non-qualified annuity policies will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, if the payee is a foreign financial institution or a non-financial foreign entity within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act, distributions to the payee could be subject to 30% withholding irrespective of the status of any beneficial owner or the existence of a treaty. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship

80	PROSPECTUS	FINANCIAL INFORMATION

or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract Owners. We may also provide an existing or prospective Contract Owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as surrender charges.

FINANCIAL INFORMATION	PROSPECTUS	81

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of investment divisions. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in its respective annual report, which may be obtained free of charge by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

82	PROSPECTUS	FINANCIAL INFORMATION

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.GuardianLife.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, with the exception of the electronic document delivery program, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request at our Mailing Address. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	83

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the Owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other Contract Owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of Contract Owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The Owner of the contract has voting rights. Voting rights diminish with the reduction of your Accumulation Value.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10 to 30 day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in Good Order at our Mailing Address. You can forward these documents to GIAC’s Mailing Address or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•	the difference between the gross premiums you paid (including contract charges, premium taxes and other charges) and the amounts we allocated to the Variable Investment Options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the Accumulation Value of your contract instead.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA). The principal underwriter of the contract is PAS, located at 10 Hudson Yards, New York, New York 10001.

84	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations. For contracts issued on applications signed and prior to June 16, 2014, commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the contract’s issue date, commissions paid in conjunction with the contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly.

For contracts issued on applications signed between June 16, 2014 and April 30, 2017, commissions paid in conjunction with the annuity contracts will be up to 5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 2.5% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly. If the oldest Owner is age 86 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 1.25% on all premium payments and, beginning in the 18th contract month a commission of up to 0.075% of the unliquidated premiums may be paid quarterly.

For contracts issued on applications signed and dated on or after May 1, 2017, commissions paid in conjunction with the annuity contracts will be up to 5.5% on all premium payments. A commission of up to 0.15% of the unliquidated premiums of the contract may be paid quarterly beginning in the 18th contract month. If the oldest Owner is age 81 or older on the date the application is signed and dated, commissions paid in conjunction with the annuity contracts will be up to 2.0% on all premium payments and, beginning in the 18th contract month, a commission of up to 0.15% of the unliquidated premiums may be paid quarterly.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	85

support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to Contract Owners or the Separate Account to cover commissions or other forms of compensation described above. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.

86	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation period

The period between the issue date of the contract and the Annuity Commencement Date.

Accumulation unit

A unit of measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before Annuity Payments begin.

Accumulation value

The sum of the values attributable to the variable investment options.

Annuitant

The person on whose life the Annuity Payments are based and on whose death, prior to the Annuity Commencement Date, benefits under the Contract are paid.

Annuity commencement date

The date on which annuity payments under the Basic Contract begin.

Annuity payments

Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the Annuity Commencement Date.

Basic contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner or on the death of the Annuitant if there is a non-natural owner.

Chargeable premium

Each Net Premium that is subject to a surrender charge, less the amount of any withdrawal attributable to that premium on which we assessed a surrender charge. Premiums within the Contract still subject to surrender charges.

Contract anniversary

The annual anniversary measured from the issue date of the contract.

Contingent annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural Owner.

Contingent beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should there be no surviving Owner and all primary Beneficiaries predecease such Owner.

Customer service office contact center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Death benefit covered person (California only)

The person shown on the Contract data pages on whom a death benefit is payable under the contract in the event of that person’s death prior to the Annuity Commencement Date. This person cannot be changed except in accordance with the spousal continuation provision.

Due proof of death in good order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit for at least one Beneficiary.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Mailing Address

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	87

Monthly contract anniversary

The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.

Net premium(s)

A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.

Owner (Contract owner)

You (or your); the person(s) or entity designated as the owner in the Contract.

Valuation date

A date on which Accumulation Unit Values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation period

The period between two successive Valuation Dates.

Variable investment options

The investment divisions of Separate Account R that are available for allocations of net premiums and Accumulation Values.

88	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

BUSINESS CONTINUITY RISK

Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

OTHER INFORMATION	PROSPECTUS	89

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity Payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

90	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing Accumulation Unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2019. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R, which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004, although this contract was not available for sale until December 2013. All accumulation values when they first became available began at an Accumulation Unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The Accumulation Unit value as indicated for the end of one year is also the Accumulation Unit value at the beginning of next year.

Number of accumulation units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
Guardian Core Plus Fixed Income VIP Fund	2019	—	313	—	—	—	8,137	—	1,491	3,338	9,543
	2018	—	—	—	—	—	—	—	1,491	3,240	—
	2017	—	—	—	—	—	—	—	—	3,240	—
Guardian Diversified Research VIP Fund	2019	—	127	—	—	—	—	—	1,327	1,024	—
	2018	—	127	—	—	—	—	—	1,327	1,024	—
	2017	—	—	—	—	—	—	—	695	1,024	—
Guardian Growth & Income VIP Fund	2019	—	—	—	—	—	4,491	—	636	1,363	660
	2018	—	—	—	—	—	3,583	—	636	1,048	660
	2017	—	—	—	—	—	3,546	—	—	—	—
Guardian Integrated Research VIP Fund	2019	—	—	—	—	—	—	—	643	—	—
	2018	—	—	—	—	—	—	—	643	—	—
Guardian International Growth VIP Fund	2019	—	—	—	—	—	6,118	1,335	1,717	3,891	512
	2018	—	—	—	—	—	6,729	1,335	1,717	4,071	—
	2017	—	—	—	—	—	—	—	467	4,226	—
Guardian International Value VIP Fund	2019	—	—	—	—	—	3,404	1,336	191	12	—
	2018	—	—	—	—	—	5,269	1,336	191	12	—
	2017	—	—	—	—	—	1,695	—	191	12	—
Guardian Large Cap Disciplined Growth VIP Fund	2019	—	—	—	—	3,013	3,595	7,404	866	12,826	14,726
	2018	—	—	—	—	734	2,697	10,042	866	6,179	15,153
	2017	—	—	—	—	—	—	4,124	—	2,788	—
Guardian Large Cap Disciplined Value VIP Fund	2019	4,176	84	—	—	4,397	5,705	5,323	1,263	6,233	33,507
	2018	—	84	—	—	3,570	458	2,658	1,263	6,205	17,895
	2017	—	—	—	—	—	—	—	—	4,546	—
Guardian Large Cap Fundamental Growth VIP Fund	2019	1,289	—	—	—	—	—	—	—	177	1,344
	2018	1,329	—	—	—	—	—	—	—	104	—

APPENDIX	PROSPECTUS	91

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
Guardian Mid Cap Relative Value VIP Fund	2019	—	—	79	—	—	—	—	690	25	—
	2018	—	—	—	—	—	—	—	690	25	—
	2017	—	—	—	—	—	—	—	—	25	—
Guardian Mid Cap Traditional Growth VIP Fund	2019	—	—	758	—	—	6,314	3,206	778	8,794	—
	2018	—	—	—	—	—	7,406	822	778	9,518	—
	2017	—	—	—	—	—	—	—	193	8,660	—
Value Line VIP Equity Advantage Fund	2019	25,796	14,037	66,908	—	63,954	2,678	1,660	1,483	1,765	1,709
	2018	13,813	27,900	70,123	—	66,001	2,678	1,660	1,483	1,227	1,709
	2017	14,221	28,539	77,749	—	82,109	—	1,660	808	1,204	—
	2016	9,556	6,070	100,294	—	66,424	—	—	—	—	—
	2015	3,365	3,237	36,931	—	16,600	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund Series II	2019	83,812	30,311	301,067	4,954	68,252	3,804	—	5,034	651	18,937
	2018	87,240	33,333	349,253	14,198	78,770	2,900	—	5,034	522	—
	2017	81,561	35,991	442,793	14,398	69,656	2,900	—	441	—	—
	2016	74,800	33,422	491,272	7,431	66,792	—	—	—	—	—
	2015	45,757	21,052	348,592	7,788	35,428	—	—	—	—	—
	2014	6,434	1,787	44,242	7,186	24,643	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
AB VPS Dynamic Asset Allocation Portfolio Class B	2019	68,308	5,897	64,479	13,218	51,752	330	—	1,929	—	—
	2018	71,997	5,897	63,495	13,218	61,869	—	—	1,929	—	—
	2017	18,622	15,238	145,463	13,218	61,586	—	—	—	—	—
	2016	15,861	15,238	151,866	13,218	48,792	—	—	—	—	—
	2015	14,683	11,459	142,420	9,126	19,612	—	—	—	—	—
	2014	8,075	11,459	4,247	—	18,171	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2019	188,945	43,479	485,818	33,644	317,895	14,827	5,648	34,649	18,681	25,839
	2018	194,358	46,480	548,831	35,668	340,640	10,491	4,649	16,641	10,948	11,295
	2017	195,153	48,840	660,083	36,120	365,528	3,378	3,181	16,641	8,286	5,313
	2016	165,322	32,953	717,602	33,628	291,067	—	—	—	—	—
	2015	109,772	18,915	508,418	25,814	122,507	—	—	—	—	—
	2014	30,842	5,461	83,093	3,263	75,336	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2019	144,666	16,899	247,475	2,761	213,712	11,897	1,004	—	3,779	22,816
	2018	122,232	16,979	226,399	3,048	194,901	—	1,004	—	3,779	30,323
	2017	105,360	17,078	223,551	3,048	156,361	—	—	—	—	—
	2016	29,648	236	241,862	3,048	80,525	—	—	—	—	—
	2015	33,251	236	179,746	3,048	22,674	—	—	—	—	—
Franklin Growth & Income VIP Fund Class 2	2019	217,417	70,785	769,185	46,930	484,782	9,198	3,286	38,449	16,863	29,603
	2018	201,632	97,385	860,557	41,762	509,242	8,374	3,286	38,449	16,747	20,362
	2017	185,055	109,700	1,013,476	42,613	528,271	—	3,286	37,125	15,032	12,512
	2016	163,003	63,800	1,047,826	33,282	422,802	—	—	—	—	—
	2015	102,596	28,412	700,085	27,777	158,016	—	—	—	—	—
	2014	27,757	12,967	150,416	2,608	77,019	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—

92	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	2019	83,989	17,554	256,562	36,089	110,296	1,218	3,148	1,336	2,456	18
	2018	82,152	17,937	281,835	39,484	104,948	—	3,148	6,296	2,433	18
	2017	78,994	17,813	297,440	39,502	104,033	—	3,148	4,960	547	—
	2016	70,937	15,748	325,842	35,366	89,738	—	—	—	—	—
	2015	44,909	11,505	221,603	35,962	69,547	—	—	—	—	—
	2014	21,062	1,083	36,977	15,442	33,738	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	2019	81,645	8,376	193,715	9,615	97,183	342	—	924	3,224	1,721
	2018	85,525	8,359	216,337	11,793	105,894	—	—	924	2,419	12,103
	2017	81,859	8,537	234,089	11,629	110,593	—	—	924	—	10,108
	2016	66,173	6,356	251,820	6,547	80,899	—	—	—	—	—
	2015	43,280	4,618	178,082	6,893	44,955	—	—	—	—	—
	2014	25,679	344	51,635	4,362	25,652	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2019	15,967	683	64,153	7,187	963	—	—	—	—	—
	2018	16,722	683	69,380	7,187	1,019	—	—	—	—	—
	2017	23,164	595	87,761	7,187	1,041	—	—	—	—	—
	2016	22,640	595	91,791	7,187	1,024	—	—	—	—	—
	2015	21,758	595	64,652	2,745	1,022	—	—	—	—	—
	2014	7,903	595	20,152	555	613	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
PIMCO Dynamic Bond Portfolio Adviser Class	2019	34,289	11,239	65,123	1,163	43,268	—	1,674	2,751	594	—
	2018	24,124	18,236	59,424	2,091	54,893	—	1,674	2,751	98	—
	2017	29,484	18,489	60,669	2,091	43,888	—	1,674	—	—	—
	2016	31,326	7,816	57,078	2,363	58,271	—	—	—	—	—
	2015	18,746	7,608	25,139	2,363	31,919	—	—	—	—	—
	2014	493	—	9,208	1,348	13,034	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Pioneer Bond VCT Portfolio Class II	2019	139,909	113,450	712,574	15,748	517,470	—	5,024	44,354	7,610	13,713
	2018	113,999	117,561	808,424	20,083	522,403	—	5,024	49,430	1,978	13,713
	2017	119,038	123,376	998,033	22,463	556,705	—	5,024	49,430	1,198	8,689
	2016	110,288	54,684	1,022,362	3,540	366,465	—	—	—	—	—
	2015	49,366	20,331	615,444	2,535	151,789	—	—	—	—	—
	2014	14,047	607	77,765	1,180	89,071	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value Fund Class II	2019	73,761	23,238	302,434	90,005	224,565	36,461	1,424	30,514	15,352	28,235
	2018	81,609	25,404	331,465	100,750	237,306	26,523	1,424	34,485	7,804	16,165
	2017	81,908	27,133	380,335	104,317	257,747	9,492	—	31,926	1,162	241
	2016	56,219	20,164	417,291	78,579	204,509	—	—	—	—	—
	2015	39,148	8,457	285,527	73,154	101,617	—	—	—	—	—
	2014	23,013	3,536	48,706	51,051	55,597	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—

APPENDIX	PROSPECTUS	93

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
American Century VP Inflation Protection Fund Class II	2019	196,053	72,549	278,083	10,012	186,628	15,936	7,558	3,825	4,675	45,240
	2018	101,527	71,298	369,723	10,219	203,437	3,281	6,117	3,825	4,541	32,489
	2017	105,194	74,108	370,825	10,193	209,342	2,998	5,088	307	3,268	—
	2016	97,668	16,996	387,990	8,656	192,574	—	—	—	—	—
	2015	63,015	8,077	233,164	3,189	117,822	—	—	—	—	—
	2014	24,979	2,214	62,910	797	78,208	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Ivy VIP Global Bond Fund Class II	2019	55,829	50,300	208,570	8,098	73,871	1,581	3,268	—	1,984	1,762
	2018	55,679	52,002	253,152	7,988	78,110	—	3,268	—	1,957	—
	2017	50,143	54,120	276,067	7,688	77,303	—	1,009	—	1,210	—
	2016	50,663	8,968	280,845	7,553	66,821	—	—	—	—	—
	2015	29,596	9,257	205,971	2,690	44,706	—	—	—	—	—
	2014	16,565	877	40,383	1,411	16,596	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Ivy Funds VIP High Income Fund Class II	2019	89,632	44,641	225,000	37,461	163,017	5,275	663	27,790	3,053	1,989
	2018	85,844	50,537	261,226	39,578	173,168	2,920	663	27,790	2,658	1,989
	2017	84,131	52,641	287,323	40,773	190,443	2,920	663	27,790	440	—
	2016	79,992	24,394	285,028	25,388	160,361	—	—	—	—	—
	2015	54,940	15,880	168,716	22,722	97,959	—	—	—	—	—
	2014	18,004	3,176	38,452	25,266	67,716	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi Asset Absolute Return Class IB	2019	14,213	—	71,981	1,724	55,237	—	—	—	—	—
	2018	17,005	—	83,183	1,724	68,100	—	—	—	—	—
	2017	18,043	—	88,867	1,724	67,863	—	—	—	—	—
	2016	14,234	—	89,544	1,724	43,245	—	—	—	—	—
	2015	11,433	—	65,609	1,724	27,031	—	—	—	—	—
	2014	6,568	—	5,808	1,321	3,867	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund Class IB	2019	59,931	8,129	127,676	8,293	62,488	3,903	3,089	4,210	1,609	3,625
	2018	62,401	8,757	139,617	9,494	72,866	3,541	—	1,570	1,486	3,558
	2017	63,448	9,141	147,562	9,503	79,391	—	—	860	1,068	1,646
	2016	53,209	6,193	173,857	9,503	65,080	—	—	—	—	—
	2015	32,774	5,158	98,824	8,423	60,143	—	—	—	—	—
	2014	13,620	464	33,339	1,566	43,573	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio Class III	2019	51,129	6,474	95,759	4,781	61,620	—	1,802	1,631	1,250	1,683
	2018	53,674	7,106	107,619	7,281	61,229	—	1,802	1,631	1,250	1,683
	2017	45,212	7,361	136,473	7,301	74,953	—	1,802	781	1,197	—
	2016	43,354	1,788	132,144	3,819	57,919	—	—	—	—	—
	2015	28,866	558	84,659	3,512	38,697	—	—	—	—	—
	2014	8,041	299	29,147	2,332	22,022	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
ALPS/Red Rocks Listed Private Equity Portfolio Class III	2019	9,057	6,215	138,832	—	43,077	—	—	—	—	—
	2018	11,875	7,388	140,202	—	42,993	—	—	—	—	—
	2017	11,132	7,737	143,547	—	47,533	—	—	—	—	—
	2016	9,997	2,773	142,746	—	36,296	—	—	—	—	—
	2015	5,010	2,026	103,944	—	13,356	—	—	—	—	—

94	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
CTIVPSM – AQR Managed Futures Strategy Fund	2019	160	—	—	—	2,895	—	—	759	1,146	—
	2018	160	—	—	—	2,752	—	—	759	1,146	—
	2017	160	—	—	—	2,694	—	—	759	1,146	—
DWS Alternative Asset Allocation VIP Class B	2019	12,434	—	17,987	818	15,375	—	1,678	—	389	—
	2018	13,018	955	17,955	754	13,345	—	1,678	—	373	—
	2017	17,036	955	23,112	582	9,395	—	1,678	—	357	—
	2016	16,862	—	22,686	582	8,234	—	—	—	—	—
	2015	16,281	—	19,293	582	7,232	—	—	—	—	—
	2014	9,497	—	8,599	582	4,593	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Portfolio Service Shares	2019	87,204	15,639	146,813	98,693	131,666	—	—	—	—	—
	2018	87,535	17,954	165,218	111,561	139,757	—	—	—	—	—
	2017	90,568	19,503	176,146	121,161	151,089	—	—	—	—	—
	2016	74,914	13,752	194,079	109,455	114,137	—	—	—	—	—
	2015	54,952	600	125,425	110,350	54,118	—	—	—	—	—
	2014	23,652	281	22,464	89,238	14,380	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Technology Portfolio Service Shares	2019	25,274	2,577	99,994	11,625	21,797	17,519	—	14,512	3,002	744
	2018	21,918	6,457	100,794	14,780	21,577	16,955	—	4,310	2,643	160
	2017	22,657	7,939	102,490	17,909	34,726	—	—	3,540	—	5,991
	2016	19,740	2,850	113,568	15,681	28,754	—	—	—	—	—
	2015	12,519	1,097	68,051	14,574	20,104	—	—	—	—	—
	2014	3,134	307	9,733	2,610	5,114	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2019	48,460	8,413	254,157	5,053	19,274	—	—	812	1,538	—
	2018	74,342	8,413	281,948	5,053	19,221	—	—	812	1,504	—
	2017	49,324	8,413	320,060	5,053	19,511	—	—	812	718	—
	2016	50,012	—	328,172	5,921	19,109	—	—	—	—	—
	2015	49,595	—	298,580	2,002	6,718	—	—	—	—	—
	2014	6,264	—	13,720	867	3,909	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II	2019	56,968	16,877	151,658	48,111	135,558	—	—	10,256	3,042	827
	2018	59,667	18,195	160,694	55,161	144,396	—	—	11,506	2,574	170
	2017	55,344	20,054	203,830	58,330	152,485	—	—	10,926	454	89
	2016	44,782	14,392	225,447	47,792	113,156	—	—	—	—	—
	2015	22,925	455	142,663	47,557	38,838	—	—	—	—	—
	2014	12,254	125	23,339	32,197	20,606	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2019	13,420	2,812	42,327	4,314	14,371	—	—	—	—	—
	2018	12,739	2,812	48,740	4,314	14,326	—	—	—	—	—
	2017	11,885	2,812	83,720	4,314	15,991	—	—	—	—	—
	2016	12,896	2,844	85,821	4,927	16,197	—	—	—	—	—
	2015	12,651	92	69,975	613	10,212	—	—	—	—	—
	2014	4,282	92	4,823	613	7,605	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—

APPENDIX	PROSPECTUS	95

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
The Merger Fund VL	2019	29,316	6,326	113,858	1,575	56,694	—	1,680	714	5,620	911
	2018	27,790	5,711	123,871	1,575	57,848	—	1,680	714	5,620	911
	2017	29,532	6,005	128,838	1,575	55,891	—	1,680	714	5,620	—
	2016	32,748	170	131,798	2,340	46,093	—	—	—	—	—
	2015	26,917	170	110,504	2,340	24,649	—	—	—	—	—
	2014	7,770	491	11,053	1,523	19,599	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Mariner Managed Futures Strategy Portfolio Class II	2019	—	—	—	—	—	—	—	—	—	—
	2018	—	—	—	—	—	—	—	—	—	—
	2017	—	—	—	—	—	—	—	—	—	—
	2016	16,708	901	74,337	—	40,958	—	—	—	—	—
	2015	13,889	901	49,377	—	19,795	—	—	—	—	—
	2014	5,996	411	9,427	—	15,142	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Guggenheim VT Multi-Hedge Strategies Fund	2019	21,376	2,157	15,324	2,617	23,023	—	—	—	—	—
	2018	25,903	3,907	21,311	2,718	26,552	—	—	—	—	—
	2017	22,673	3,700	24,752	2,718	27,370	—	—	—	—	—
	2016	23,449	4,671	25,499	2,718	26,879	—	—	—	—	—
	2015	18,984	2,819	14,121	1,488	7,711	—	—	—	—	—
	2014	10,173	4,934	1,031	1,488	6,288	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Guggenheim VT Long Short Equity Fund	2019	27,297	7,704	47,132	2,900	38,812	—	—	—	—	—
	2018	28,072	8,469	54,594	2,900	39,689	—	—	—	—	—
	2017	23,531	8,715	62,348	2,900	44,564	—	—	—	—	—
	2016	21,177	1,252	61,532	1,288	35,527	—	—	—	—	—
	2015	18,122	570	39,642	1,288	27,347	—	—	—	—	—
	2014	6,389	365	8,236	1,288	19,957	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
T. Rowe Price Health Sciences Portfolio II	2019	49,959	4,180	193,207	12,852	69,550	8,309	—	1,503	12,009	5,640
	2018	47,028	8,375	206,763	14,401	71,794	8,309	—	1,503	11,923	4,861
	2017	48,390	9,757	245,162	14,414	78,918	—	—	—	9,362	866
	2016	36,099	5,370	261,832	11,684	67,875	—	—	—	—	—
	2015	30,073	1,603	171,339	10,339	48,628	—	—	—	—	—
	2014	4,555	1,226	31,813	1,189	13,231	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2019	36,269	10,192	102,431	65,836	105,774	3,583	—	3,197	8,663	47
	2018	36,473	10,318	111,168	66,961	107,050	1,941	—	736	2,002	47
	2017	35,071	10,535	115,091	67,417	113,825	1,644	—	736	461	—
	2016	32,026	4,621	123,815	62,441	89,818	—	—	—	—	—
	2015	19,666	4,025	84,084	60,148	30,944	—	—	—	—	—
	2014	6,244	587	13,942	49,686	18,063	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Global Infrastucture Portfolio Class II	2019	—	1,594	524	—	—	—	—	1,406	1,341	—
	2018	—	—	246	—	—	—	—	2,693	1,082	—
	2017	—	—	246	—	—	—	—	1,964	1,052	—

96	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
VanEck VIP Global Hard Assets Service Class	2019	20,376	392	55,836	55,867	20,609	—	—	—	4,751	—
	2018	23,982	831	57,948	56,868	25,248	—	—	—	4,751	—
	2017	15,927	751	86,790	54,167	54,075	—	—	—	4,751	—
	2016	15,868	751	69,731	42,639	47,253	—	—	—	—	—
	2015	12,173	751	43,535	43,399	40,496	—	—	—	—	—
	2014	3,411	1,905	6,082	36,267	7,859	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Virtus Duff & Phelps Real Estate Securities Series	2019	35,784	15,178	86,440	2,178	97,141	—	—	10,291	—	1,747
	2018	29,500	21,554	92,010	2,191	106,351	—	—	10,291	295	890
	2017	26,217	22,344	129,549	2,207	112,623	—	—	10,291	832	170
	2016	26,950	13,466	145,326	2,597	83,843	—	—	—	—	—
	2015	17,656	1,051	71,420	2,349	22,480	—	—	—	—	—
	2014	6,678	171	19,176	1,897	17,452	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
American Funds Insurance Series Asset Allocation Class 4	2019	—	—	1,179	—	1,621	26,318	—	18,983	88,845	34,158
	2018	—	—	1,516	—	11,080	2,806	—	20,275	94,473	24,578
	2017	—	—	1,516	—	10,969	2,806	—	2,357	88,153	4,438
American Funds Insurance Series Bond Fund Class 4	2019	41,834	313	13,369	—	—	3,603	2,305	—	3,283	10,462
	2018	—	—	—	—	—	2,682	2,305	—	2,721	9,606
	2017	—	—	—	—	—	—	—	—	1,116	5,311
American Funds Insurance Series Global Growth Class 4	2019	76	—	1,569	—	8,476	11,836	1,274	781	12,569	6,102
	2018	—	—	1,569	—	—	7,709	—	4,428	12,773	5,306
	2017	—	—	1,569	—	—	—	—	4,428	10,986	3,959
American Funds Insurance Series Global Growth and Income Class 4	2019	1,609	502	258	—	142	7,889	—	2,296	5,241	7,049
	2018	—	—	—	—	142	6,972	—	2,296	5,485	5,469
	2017	—	—	—	—	—	6,954	—	988	4,918	4,121
American Funds Insurance Series Growth Class 4	2019	291	—	133	—	1,546	9,066	813	22,311	15,540	18,881
	2018	—	—	—	—	—	5,817	813	23,552	17,002	16,266
	2017	—	—	—	—	3,538	5,385	—	23,552	14,766	8,641
American Funds Insurance Series Growth and Income Class 4	2019	2,010	1,422	531	—	—	20,278	—	1,033	22,917	23,625
	2018	—	—	248	—	—	7,491	—	6,143	13,723	17,703
	2017	—	—	248	—	7,228	1,753	—	6,143	9,956	11,012
American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4	2019	6,488	—	11,229	—	11,875	8,536	3,508	—	647	14,160
	2018	5,630	—	—	—	—	2,721	2,071	—	412	11,890
	2017	5,630	—	—	—	—	—	—	—	—	2,291

APPENDIX	PROSPECTUS	97

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

Variable Accumulation Unit value for an Accumulation Unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
Guardian Core Plus Fixed Income VIP Fund	2019	$—	$10.54	$—	$—	$—	$10.54	$—	$10.61	$10.68	$10.58
	2018	—	—	—	—	—	—	—	9.89	9.93	—
	2017	—	—	—	—	—	—	—	—	10.14	—
Guardian Diversified Research VIP Fund	2019	—	13.79	—	—	—	—	—	13.88	13.98	—
	2018	—	10.43	—	—	—	—	—	10.48	10.52	—
	2017	—	—	—	—	—	—	—	11.31	11.33	—
Guardian Growth & Income VIP Fund	2019	—	—	—	—	—	12.87	—	12.95	13.04	12.92
	2018	—	—	—	—	—	10.51	—	10.55	10.60	10.54
	2017	—	—	—	—	—	11.58	—	—	—	—
Guardian Integrated Research VIP Fund	2019	—	—	—	—	—	—	—	12.90	—	—
	2018	—	—	—	—	—	—	—	10.25	—	—
Guardian International Growth VIP Fund	2019	—	—	—	—	—	12.27	12.29	12.35	12.44	12.32
	2018	—	—	—	—	—	9.40	9.41	9.44	9.48	—
	2017	—	—	—	—	—	—	—	11.75	11.77	—
Guardian International Value VIP Fund	2019	—	—	—	—	—	11.56	11.58	11.64	11.72	—
	2018	—	—	—	—	—	9.64	9.65	9.69	9.73	—
	2017	—	—	—	—	—	11.51	—	11.53	11.55	—
Guardian Large Cap Disciplined Growth VIP Fund	2019	—	—	—	—	15.58	15.62	15.64	15.73	15.84	15.69
	2018	—	—	—	—	11.32	11.34	11.35	11.39	11.43	11.37
	2017	—	—	—	—	—	—	11.62	—	11.66	—
Guardian Large Cap Disciplined Value VIP Fund	2019	12.41	12.33	—	—	12.29	12.33	12.34	12.41	12.50	12.38
	2018	—	10.12	—	—	10.10	10.12	10.12	10.16	10.20	10.14
	2017	—	—	—	—	—	—	—	—	11.54	—
Guardian Large Cap Fundamental Growth VIP Fund	2019	14.76	—	—	—	—	—	—	—	14.86	14.72
	2018	11.30	—	—	—	—	—	—	—	11.35	—
Guardian Mid Cap Relative Value VIP Fund	2019	—	—	12.20	—	—	—	—	12.30	12.39	—
	2018	—	—	—	—	—	—	—	9.17	9.21	—
	2017	—	—	—	—	—	—	—	—	10.85	—
Guardian Mid Cap Traditional Growth VIP Fund	2019	—	—	15.01	—	—	15.03	15.05	15.13	15.23	—
	2018	—	—	—	—	—	11.17	11.18	11.22	11.27	—
	2017	—	—	—	—	—	—	—	11.75	11.77	—
Value Line VIP Equity Advantage Fund	2019	12.55	12.39	12.36	—	12.33	11.77	11.79	11.85	11.93	11.82
	2018	10.12	10.02	10.00	—	9.98	9.52	9.53	9.56	9.60	9.54
	2017	11.76	11.67	11.65	—	11.64	—	11.09	11.10	11.12	—
	2016	9.74	9.69	9.68	—	9.67	—	—	—	—	—
	2015	9.00	8.98	8.98	—	8.97	—	—	—	—	—

98	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
Invesco V.I. Balanced-Risk Allocation Fund Series II	2019	$13.01	$12.79	$12.75	$12.75	$12.71	$11.11	$—	$11.19	$11.26	$11.16
	2018	11.44	11.28	11.25	11.25	11.21	9.79	—	9.84	9.88	—
	2017	12.38	12.24	12.21	12.21	12.19	10.63	—	10.65	—	—
	2016	11.39	11.29	11.27	11.27	11.25	—	—	—	—	—
	2015	10.31	10.25	10.24	10.24	10.22	—	—	—	—	—
	2014	10.90	10.86	10.85	10.85	10.84	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
AB VPS Dynamic Asset Allocation Portfolio Class B	2019	13.13	12.92	12.88	12.88	12.83	11.26	—	11.34	—	—
	2018	11.51	11.35	11.32	11.32	11.29	—	—	9.94	—	—
	2017	12.55	12.41	12.38	12.38	12.35	—	—	—	—	—
	2016	11.09	10.99	10.97	10.97	10.95	—	—	—	—	—
	2015	10.83	10.77	10.75	10.75	10.74	—	—	—	—	—
	2014	11.09	11.05	11.04	—	11.03	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2019	27.80	27.35	27.26	27.26	27.17	18.18	18.20	18.30	18.43	18.25
	2018	19.99	19.71	19.66	19.66	19.60	13.10	13.12	13.16	13.22	13.14
	2017	17.99	17.79	17.75	17.75	17.71	11.83	11.83	11.85	11.87	11.84
	2016	13.55	13.43	13.40	13.40	13.38	—	—	—	—	—
	2015	13.67	13.59	13.57	13.57	13.55	—	—	—	—	—
	2014	13.11	13.06	13.05	13.05	13.04	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2019	9.86	9.74	9.72	9.72	9.69	10.01	10.02	—	10.15	10.05
	2018	9.79	9.69	9.67	9.67	9.65	—	9.97	—	10.05	9.99
	2017	9.75	9.68	9.67	9.67	9.65	—	—	—	—	—
	2016	9.81	9.76	9.75	9.75	9.74	—	—	—	—	—
	2015	9.91	9.89	9.88	9.88	9.88	—	—	—	—	—
Franklin Growth & Income VIP Fund Class 2	2019	17.97	17.68	17.62	17.62	17.56	13.02	13.04	13.11	13.20	13.07
	2018	14.44	14.25	14.21	14.21	14.17	10.49	10.50	10.54	10.58	10.52
	2017	15.29	15.12	15.08	15.08	15.05	—	11.14	11.16	11.18	11.15
	2016	13.33	13.21	13.19	13.19	13.17	—	—	—	—	—
	2015	12.06	11.99	11.97	11.97	11.96	—	—	—	—	—
	2014	12.30	12.25	12.24	12.24	12.23	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	2019	16.91	16.64	16.58	16.58	16.53	12.85	12.87	12.94	13.03	12.91
	2018	13.60	13.41	13.37	13.37	13.33	—	10.37	10.40	10.45	10.39
	2017	15.21	15.04	15.01	15.01	14.97	—	11.62	11.64	11.66	—
	2016	12.12	12.01	11.99	11.99	11.97	—	—	—	—	—
	2015	11.79	11.71	11.70	11.70	11.68	—	—	—	—	—
	2014	11.20	11.16	11.15	11.15	11.14	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—

APPENDIX	PROSPECTUS	99

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	2019	$13.25	$13.03	$12.99	$12.99	$12.95	$11.61	$—	$11.69	$11.77	$11.66
	2018	10.46	10.31	10.28	10.28	10.26	—	—	9.23	9.27	9.22
	2017	13.13	12.98	12.95	12.95	12.92	—	—	11.59	—	11.58
	2016	10.49	10.40	10.38	10.38	10.36	—	—	—	—	—
	2015	10.89	10.82	10.81	10.81	10.80	—	—	—	—	—
	2014	10.67	10.63	10.62	10.62	10.61	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2019	13.12	12.90	12.86	12.86	12.82	—	—	—	—	—
	2018	11.14	10.98	10.95	10.95	10.92	—	—	—	—	—
	2017	11.93	11.79	11.77	11.77	11.74	—	—	—	—	—
	2016	10.54	10.45	10.43	10.43	10.41	—	—	—	—	—
	2015	10.14	10.08	10.06	10.06	10.05	—	—	—	—	—
	2014	10.38	10.34	10.33	10.33	10.32	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
PIMCO Dynamic Bond Portfolio Adviser Class	2019	10.87	10.69	10.65	10.65	10.62	—	10.52	10.58	10.65	—
	2018	10.47	10.32	10.30	10.30	10.27	—	10.16	10.19	10.23	—
	2017	10.48	10.36	10.34	10.34	10.31	—	10.18	—	—	—
	2016	10.09	10.00	9.98	9.98	9.97	—	—	—	—	—
	2015	9.74	9.68	9.67	9.67	9.65	—	—	—	—	—
	2014	10.02	—	9.97	9.97	9.96	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Pioneer Bond VCT Portfolio Class II	2019	11.72	11.53	11.49	11.49	11.45	—	10.66	10.72	10.79	10.69
	2018	10.87	10.72	10.69	10.69	10.66	—	9.91	9.94	9.99	9.93
	2017	11.09	10.96	10.94	10.94	10.91	—	10.13	10.14	10.16	10.14
	2016	10.81	10.71	10.69	10.69	10.67	—	—	—	—	—
	2015	10.50	10.44	10.42	10.42	10.41	—	—	—	—	—
	2014	10.60	10.56	10.55	10.55	10.54	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
American Century VP Mid Cap Value Fund Class II	2019	18.45	18.14	18.09	18.09	18.03	11.73	11.75	11.81	11.89	11.78
	2018	14.44	14.24	14.20	14.20	14.17	9.21	9.22	9.25	9.29	9.23
	2017	16.76	16.57	16.54	16.54	16.50	10.72	—	10.73	10.75	10.73
	2016	15.19	15.06	15.03	15.03	15.00	—	—	—	—	—
	2015	12.50	12.42	12.41	12.41	12.39	—	—	—	—	—
	2014	12.83	12.78	12.77	12.77	12.76	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
American Century VP Inflation Protection Fund Class II	2019	10.63	10.46	10.43	10.43	10.39	10.46	10.47	10.53	10.60	10.50
	2018	9.86	9.73	9.70	9.70	9.67	9.72	9.73	9.77	9.81	9.75
	2017	10.25	10.14	10.11	10.11	10.09	10.13	10.14	10.15	10.17	—
	2016	9.99	9.90	9.88	9.88	9.87	—	—	—	—	—
	2015	9.67	9.60	9.59	9.59	9.58	—	—	—	—	—
	2014	10.01	9.97	9.96	9.96	9.96	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—

100	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
Ivy VIP Global Bond Fund Class II	2019	$11.46	$11.27	$11.23	$11.23	$11.20	$10.79	$10.81	$—	$10.94	$10.84
	2018	10.58	10.43	10.40	10.40	10.37	—	10.00	—	10.08	—
	2017	10.70	10.58	10.56	10.56	10.53	—	10.14	—	10.17	—
	2016	10.37	10.28	10.26	10.26	10.24	—	—	—	—	—
	2015	9.78	9.72	9.71	9.71	9.70	—	—	—	—	—
	2014	10.15	10.11	10.11	10.11	10.10	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Ivy Funds VIP High Income Fund Class II	2019	12.79	12.58	12.54	12.54	12.49	10.92	10.93	10.99	11.07	10.96
	2018	11.62	11.45	11.42	11.42	11.39	9.94	9.95	9.99	10.03	9.97
	2017	11.99	11.85	11.82	11.82	11.80	10.29	10.29	10.30	10.32	—
	2016	11.35	11.25	11.23	11.23	11.21	—	—	—	—	—
	2015	9.87	9.80	9.79	9.79	9.78	—	—	—	—	—
	2014	10.66	10.62	10.61	10.61	10.60	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi Asset Absolute Return Class IB	2019	10.44	—	10.23	10.23	10.20	—	—	—	—	—
	2018	9.95	—	9.79	9.79	9.76	—	—	—	—	—
	2017	10.91	—	10.76	10.76	10.74	—	—	—	—	—
	2016	10.30	—	10.19	10.19	10.17	—	—	—	—	—
	2015	10.33	—	10.25	10.25	10.24	—	—	—	—	—
	2014	10.49	—	10.44	10.44	10.44	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund Class IB	2019	14.90	14.66	14.61	14.61	14.56	10.22	10.24	10.29	10.36	10.26
	2018	12.12	11.95	11.92	11.92	11.88	8.33	—	8.37	8.40	8.35
	2017	15.29	15.11	15.08	15.08	15.04	—	—	10.56	10.57	10.55
	2016	14.31	14.19	14.16	14.16	14.14	—	—	—	—	—
	2015	11.34	11.27	11.25	11.25	11.24	—	—	—	—	—
	2014	11.96	11.92	11.91	11.91	11.90	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio Class III	2019	9.92	9.76	9.73	9.73	9.70	—	9.27	9.32	9.39	9.30
	2018	8.32	8.21	8.18	8.18	8.16	—	7.79	7.82	7.85	7.81
	2017	10.37	10.26	10.23	10.23	10.21	—	9.73	9.75	9.76	—
	2016	10.57	10.47	10.45	10.45	10.44	—	—	—	—	—
	2015	7.58	7.53	7.52	7.52	7.51	—	—	—	—	—
	2014	12.34	12.29	12.28	12.28	12.27	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
ALPS/Red Rocks Listed Private Equity Portfolio Class III	2019	15.13	14.94	14.90	—	14.87	—	—	—	—	—
	2018	10.93	10.82	10.80	—	10.78	—	—	—	—	—
	2017	12.62	12.53	12.51	—	12.49	—	—	—	—	—
	2016	10.20	10.15	10.14	—	10.13	—	—	—	—	—
	2015	9.54	9.52	9.52	—	9.51	—	—	—	—	—
CTIVPSM – AQR Managed Futures Strategy Fund	2019	9.10	—	—	—	9.02	—	—	9.10	9.17	—
	2018	9.16	—	—	—	9.10	—	—	9.16	9.20	—
	2017	10.03	—	—	—	10.00	—	—	10.03	10.04	—

APPENDIX	PROSPECTUS	101

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
DWS Alternative Asset Allocation VIP Class B	2019	$10.81	$—	$10.60	$10.60	$10.56	$—	$10.48	$—	$10.61	$—
	2018	9.55	9.42	9.39	9.39	9.36	—	9.27	—	9.35	—
	2017	10.64	10.52	10.49	10.49	10.47	—	10.36	—	10.39	—
	2016	10.04	—	9.94	9.94	9.92	—	—	—	—	—
	2015	9.66	—	9.59	9.59	9.58	—	—	—	—	—
	2014	10.44	—	10.40	10.40	10.39	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Portfolio Service Shares	2019	24.26	23.86	23.78	23.78	23.71	—	—	—	—	—
	2018	18.13	17.88	17.83	17.83	17.78	—	—	—	—	—
	2017	18.43	18.23	18.18	18.18	18.14	—	—	—	—	—
	2016	14.65	14.52	14.50	14.50	14.47	—	—	—	—	—
	2015	13.20	13.12	13.10	13.10	13.09	—	—	—	—	—
	2014	12.85	12.80	12.79	12.79	12.78	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Technology Portfolio Service Shares	2019	31.79	31.27	31.17	31.17	31.07	17.75	—	17.87	18.00	17.83
	2018	22.17	21.87	21.81	21.81	21.75	12.41	—	12.47	12.52	12.45
	2017	22.19	21.94	21.89	21.89	21.84	—	—	12.48	—	12.47
	2016	15.47	15.33	15.31	15.31	15.28	—	—	—	—	—
	2015	13.73	13.64	13.62	13.62	13.61	—	—	—	—	—
	2014	13.25	13.20	13.19	13.19	13.18	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2019	14.77	14.53	14.48	14.48	14.43	—	—	12.19	12.27	—
	2018	12.67	12.49	12.46	12.46	12.42	—	—	10.45	10.50	—
	2017	13.69	13.54	13.51	13.51	13.48	—	—	11.30	11.32	—
	2016	11.48	—	11.35	11.35	11.33	—	—	—	—	—
	2015	11.22	—	11.14	11.14	11.12	—	—	—	—	—
	2014	11.39	—	11.33	11.33	11.33	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II	2019	19.29	18.97	18.91	18.91	18.85	—	—	15.00	15.10	14.96
	2018	15.40	15.18	15.14	15.14	15.10	—	—	11.97	12.02	11.95
	2017	15.07	14.90	14.86	14.86	14.83	—	—	11.72	11.74	11.71
	2016	12.28	12.17	12.15	12.15	12.13	—	—	—	—	—
	2015	11.76	11.68	11.67	11.67	11.65	—	—	—	—	—
	2014	12.45	12.40	12.39	12.39	12.38	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2019	12.55	12.34	12.30	12.30	12.26	—	—	—	—	—
	2018	10.97	10.82	10.79	10.79	10.76	—	—	—	—	—
	2017	11.95	11.81	11.79	11.79	11.76	—	—	—	—	—
	2016	10.60	10.51	10.49	10.49	10.47	—	—	—	—	—
	2015	10.76	10.69	10.68	10.68	10.67	—	—	—	—	—
	2014	11.50	11.45	11.44	11.44	11.43	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—

102	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
The Merger Fund VL	2019	$11.58	$11.39	$11.35	$11.35	$11.32	$—	$11.14	$11.20	$11.28	$11.17
	2018	11.02	10.87	10.84	10.84	10.81	—	10.62	10.66	10.70	10.64
	2017	10.39	10.27	10.25	10.25	10.23	—	10.04	10.05	10.07	—
	2016	10.23	10.14	10.13	10.13	10.11	—	—	—	—	—
	2015	10.09	10.03	10.02	10.02	10.00	—	—	—	—	—
	2014	10.29	10.25	10.24	10.24	10.23	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Mariner Managed Futures Strategy Portfolio Class II	2019	—	—	—	—	—	—	—	—	—	—
	2018	—	—	—	—	—	—	—	—	—	—
	2017	9.39	9.28	9.26	—	9.24	—	—	—	—	—
	2016	8.95	8.87	8.85	—	8.84	—	—	—	—	—
	2015	9.84	9.78	9.77	—	9.75	—	—	—	—	—
	2014	10.65	10.61	10.60	—	10.59	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Guggenheim VT Multi-Hedge Strategies Fund	2019	10.27	10.11	10.07	10.07	10.04	—	—	—	—	—
	2018	9.88	9.75	9.72	9.72	9.69	—	—	—	—	—
	2017	10.52	10.40	10.37	10.37	10.35	—	—	—	—	—
	2016	10.25	10.15	10.14	10.14	10.12	—	—	—	—	—
	2015	10.40	10.33	10.32	10.32	10.31	—	—	—	—	—
	2014	10.31	10.27	10.27	10.27	10.26	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Guggenheim VT Long Short Equity Fund	2019	11.26	11.08	11.04	11.04	11.01	—	—	—	—	—
	2018	10.78	10.63	10.60	10.60	10.57	—	—	—	—	—
	2017	12.51	12.37	12.34	12.34	12.31	—	—	—	—	—
	2016	11.00	10.90	10.88	10.88	10.86	—	—	—	—	—
	2015	11.04	10.97	10.96	10.96	10.94	—	—	—	—	—
	2014	11.01	10.97	10.96	10.96	10.95	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
T. Rowe Price Health Sciences Portfolio II	2019	25.22	24.81	24.73	24.73	24.65	14.42	—	14.52	14.62	14.48
	2018	19.81	19.53	19.48	19.48	19.43	11.35	—	11.40	11.45	11.38
	2017	19.84	19.61	19.57	19.57	19.52	—	—	—	11.44	11.41
	2016	15.74	15.60	15.57	15.57	15.55	—	—	—	—	—
	2015	17.81	17.70	17.67	17.67	17.65	—	—	—	—	—
	2014	15.99	15.93	15.92	15.92	15.91	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2019	11.86	11.66	11.63	11.63	11.59	11.44	—	11.52	11.60	11.49
	2018	10.02	9.88	9.86	9.86	9.83	9.69	—	9.73	9.78	9.72
	2017	12.27	12.13	12.11	12.11	12.08	11.90	—	11.92	11.94	—
	2016	9.18	9.10	9.08	9.08	9.07	—	—	—	—	—
	2015	8.70	8.64	8.63	8.63	8.62	—	—	—	—	—
	2014	9.84	9.80	9.79	9.79	9.78	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Morgan Stanley VIF Global Infrastucture Portfolio Class II	2019	—	12.23	12.21	—	—	—	—	12.31	12.39	—
	2018	—	—	9.67	—	—	—	—	9.72	9.77	—
	2017	—	—	10.64	—	—	—	—	10.66	10.68	—

APPENDIX	PROSPECTUS	103

HAVDB = Highest Anniversary Value Death Benefit Rider
ROPDB = Return of Premium Death Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with ROPDB	BASIC CONTRACT with ROPDB PLUS	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and ROPDB PLUS	BASIC CONTRACT with HAVDB and ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB PLUS (effective 5/1/17)	BASIC CONTRACT with ROPDB (effective 5/1/17)	BASIC CONTRACT (effective 5/1/17)	BASIC CONTRACT with HAVDB (effective 5/1/17)
VanEck VIP Global Hard Assets Service Class	2019	$6.47	$6.37	$6.35	$6.35	$6.33	$—	$—	$—	$8.27	$—
	2018	5.86	5.78	5.77	5.77	5.75	—	—	—	7.47	—
	2017	8.27	8.18	8.16	8.16	8.14	—	—	—	10.51	—
	2016	8.53	8.45	8.44	8.44	8.42	—	—	—	—	—
	2015	6.00	5.97	5.96	5.96	5.95	—	—	—	—	—
	2014	9.14	9.10	9.10	9.10	9.09	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
Virtus Duff & Phelps Real Estate Securities Series	2019	16.44	16.17	16.12	16.12	16.06	—	—	11.82	—	11.79
	2018	13.03	12.85	12.82	12.82	12.78	—	—	9.37	9.41	9.36
	2017	14.08	13.92	13.89	13.89	13.86	—	—	10.13	10.15	10.12
	2016	13.42	13.31	13.28	13.28	13.26	—	—	—	—	—
	2015	12.69	12.61	12.60	12.60	12.58	—	—	—	—	—
	2014	12.52	12.48	12.47	12.47	12.46	—	—	—	—	—
	2013	—	—	—	—	—	—	—	—	—	—
American Funds Insurance Series Asset Allocation Class 4	2019	—	—	12.21	—	12.20	12.23	—	12.32	12.40	12.28
	2018	—	—	10.23	—	10.23	10.24	—	10.29	10.33	10.27
	2017	—	—	10.90	—	10.89	10.90	—	10.92	10.94	10.91
American Funds Insurance Series Bond Fund Class 4	2019	10.69	10.62	10.60	—	—	10.62	10.63	—	10.76	10.66
	2018	—	—	—	—	—	9.86	9.86	—	9.94	9.88
	2017	—	—	—	—	—	—	—	—	10.10	10.08
American Funds Insurance Series Global Growth Class 4	2019	14.17	—	14.05	—	14.03	14.07	14.09	14.17	14.27	14.13
	2018	—	—	10.56	—	—	10.57	—	10.61	10.66	10.59
	2017	—	—	11.78	—	—	—	—	11.81	11.83	11.80
American Funds Insurance Series Global Growth and Income Class 4	2019	13.43	13.33	13.32	—	13.30	13.33	—	13.43	13.52	13.39
	2018	—	—	—	—	10.31	10.33	—	10.37	10.42	10.36
	2017	—	—	—	—	—	11.61	—	11.63	11.65	11.62
American Funds Insurance Series Growth Class 4	2019	14.79	—	14.66	—	14.64	14.68	14.70	14.79	14.89	14.75
	2018	—	—	—	—	—	11.40	11.41	11.45	11.50	11.43
	2017	—	—	—	—	11.59	11.60	—	11.62	11.64	11.62
American Funds Insurance Series Growth and Income Class 4	2019	13.79	13.70	13.68	—	—	13.70	—	13.79	13.89	13.76
	2018	—	—	11.01	—	—	11.02	—	11.07	11.12	11.05
	2017	—	—	11.39	—	11.39	11.40	—	11.42	11.44	11.41
American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4	2019	10.26	—	10.18	—	10.16	10.19	10.21	—	10.33	10.23
	2018	9.86	—	—	—	—	9.82	9.82	—	9.90	9.84
	2017	9.91	—	—	—	—	—	—	—	—	9.90

104	PROSPECTUS	APPENDIX

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2020

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “Guardian Investor ProFreedom Variable AnnuitySM (B Share)”) dated May 1, 2020.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342)

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-017000    5/2017

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

GIAC issues variable annuity contracts and variable life insurance policies through several separate accounts all of which are registered as unit investment trusts under the 1940 Act (“Separate Accounts”). Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Accounts. Effective December 31, 2019, Park Avenue Securities LLC (PAS), became a wholly owned subsidiary of The Guardian Life Insurance Company of America, and for the period from March 31, 2015, to December 30, 2019, a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Accounts pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the Separate Accounts totaling $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the Separate Accounts totaling $73,917,420 in 2015, $73,044,799 in 2016., $52,187,526 in 2017, $48,404,215 in 2018 and $45,454,224 in 2019.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the contract charge, (b) administrative expenses and (c) if applicable, any optional death benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.

Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the Accumulation Unit value on the Valuation Period ten (10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

DIA TRANSFERS

A.	At the time you submit a transfer request we will inform you of the following:
1.	That amounts used to purchase deferred income payments are not liquid.
2.	That payments made pursuant to the DIA rider are subject to the credit risk of the insurance company.

B-2

3.	The DIA payment amount that you receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
4.	The DIA payment amount is based on various factors disclosed in your prospectus. The confirmation we send you will provide you with the DIA payment amount for the amount you have transferred.

B.	Upon completion of the transfer you will receive a confirmation which will inform you of the following:
1.	The amount of the DIA payment purchased.
2.	The lack of liquidity of amounts transferred to the DIA rider.
3.	A notice that the Contract Owner has the ability to consider other products and cancel within a specific period of time.
4.	Any compensation paid to the broker/dealer or any other person as a result of a DIA transfer.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the Owner of a contract should not be treated as the Owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the Annuity Commencement Date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages under state law will be recognized for federal law purposes. Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not

B-3

available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferral vehicle. Please consult with a tax advisor with questions regarding your tax situation.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolios’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period.

The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2019 and 2018 and for each of the two years in the period ended December 31, 2019, and the financial statements of Separate Account R of GIAC as of December 31, 2019 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-4

[This page intentionally left blank.]

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	32,413,262	11,451,249
Net asset value per share (NAV)	10.78	15.85

Total Assets ( Shares x NAV)	$349,414,964	$181,502,305

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	127,558	79,412

Net Assets	$349,287,406	$181,422,893

Net Assets: Total
Contract Value in accumulation period	$349,126,542	$181,298,760
Contracts in Payout (annuitization) period	160,864	124,133

Net Assets	$349,287,406	$181,422,893

Total Units Outstanding	33,878,997	13,254,742

Unit Value (Accumulation, Lowest to Highest)	$10.03 to $10.68	$12.03 to $13.98

Cost of Shares in Underlying Fund	$323,039,245	$144,328,787

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	5,204,963	2,413,111

Net investment income/(expense)	(5,204,963)	(2,413,111)

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,113,825	3,900,176
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	3,113,825	3,900,176
Net change in unrealized appreciation/(depreciation) of investments	25,622,210	44,272,314

Net realized and unrealized gain/(loss) from investments	28,736,035	48,172,490

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$23,531,072	$45,759,379

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-6

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

12,593,304	828,389	10,832,066	18,189,276	29,628,745	15,086,648	20,823,099
14.64	14.31	13.53	12.15	17.47	14.13	16.50

$184,365,971	$11,854,243	$146,557,856	$220,999,706	$517,614,176	$213,174,338	$343,581,129

79,632	8,910	66,900	81,669	181,186	88,788	126,136

$184,286,339	$11,845,333	$146,490,956	$220,918,037	$517,432,990	$213,085,550	$343,454,993

$184,215,056	$11,845,333	$146,461,154	$220,907,878	$516,634,343	$213,065,582	$343,357,602
71,283	—	29,802	10,159	798,647	19,968	97,391

$184,286,339	$11,845,333	$146,490,956	$220,918,037	$517,432,990	$213,085,550	$343,454,993

14,472,174	867,635	12,391,558	21,411,870	36,764,622	15,858,018	25,103,305

$13.04 to $13.62	$12.90 to $13.49	$12.44 to $12.59	$10.14 to $11.72	$12.78 to $15.84	$10.77 to $12.50	$12.18 to $14.86

$157,676,740	$8,858,352	$132,798,234	$210,121,804	$454,163,076	$188,835,930	$282,383,542

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$—	$—	$—	$—	$—	$—

2,612,974	159,594	2,080,347	3,169,276	2,554,951	3,026,253	3,771,472

(2,612,974)	(159,594)	(2,080,347)	(3,169,276)	(2,554,951)	(3,026,253)	(3,771,472)

2,159,466	248,778	(501,167)	(940,988)	6,191,192	1,334,565	7,471,313
—	—	—	—	—	—	—

2,159,466	248,778	(501,167)	(940,988)	6,191,192	1,334,565	7,471,313
35,744,667	2,379,507	40,275,882	43,527,762	64,042,295	41,117,059	65,308,837

37,904,133	2,628,285	39,774,715	42,586,774	70,233,487	42,451,624	72,780,150

$35,291,159	$2,468,691	$37,694,368	$39,417,498	$67,678,536	$39,425,371	$69,008,678

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP
	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	16,820,628	7,485,932
Net asset value per share (NAV)	13.93	16.71

Total Assets ( Shares x NAV)	$234,311,352	$125,089,919

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	94,783	51,875

Net Assets	$234,216,569	$125,038,044

Net Assets: Total
Contract Value in accumulation period	$234,166,081	$125,025,700
Contracts in Payout (annuitization) period	50,488	12,344

Net Assets	$234,216,569	$125,038,044

Total Units Outstanding	18,066,890	7,860,080

Unit Value (Accumulation, Lowest to Highest)	$12.39 to $12.96	$15.23 to $15.55

Cost of Shares in Underlying Fund	$193,314,968	$97,793,969

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,344,559	1,830,716

Net investment income/(expense)	(3,344,559)	(1,830,716)

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,961,289	3,263,014
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	2,961,289	3,263,014
Net change in unrealized appreciation/(depreciation) of investments	64,949,361	34,138,364

Net realized and unrealized gain/(loss) from investments	67,910,650	37,401,378

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$64,566,091	$35,570,662

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-8

Investment Options
Guardian U.S. Government Securities VIP	Guardian Total Return Bond VIP	Guardian Global Utilities VIP	Guardian Multi-Sector Bond VIP	Guardian Small Cap Core VIP	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series
12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

26,852,932	33,627,628	8,309,512	30,895,943	27,895,381	6,943,532	1,665,052
10.00	10.03	10.27	10.03	11.13	48.27	19.35

$268,529,323	$337,285,108	$85,338,688	$309,886,311	$310,475,594	$335,164,266	$32,218,758

102,259	115,567	46,565	107,997	107,750	121,862	35,765

$268,427,064	$337,169,541	$85,292,123	$309,778,314	$310,367,844	$335,042,404	$32,182,993

$268,275,329	$337,151,636	$85,271,657	$309,760,798	$310,329,452	$334,760,340	$32,047,720
151,735	17,905	20,466	17,516	38,392	282,064	135,273

$268,427,064	$337,169,541	$85,292,123	$309,778,314	$310,367,844	$335,042,404	$32,182,993

26,910,349	33,716,889	8,328,652	30,978,725	27,968,146	10,213,268	1,073,715

$9.95 to $9.97	$9.98 to $10.00	$10.22 to $10.24	$9.98 to $10.00	$11.08 to $11.10	$26.68 to $33.72	$23.60 to $41.40

$268,540,407	$336,292,208	$83,094,365	$308,983,395	$278,954,151	$314,097,762	$24,769,884

Investment Options
Guardian U.S. Government Securities VIP	Guardian Total Return Bond VIP	Guardian Global Utilities VIP	Guardian Multi-Sector Bond VIP	Guardian Small Cap Core VIP	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series
10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$—	$—	$—	$—	$3,313,608	$608,991

794,259	985,567	249,566	914,998	894,750	4,864,415	638,814

(794,259)	(985,567)	(249,566)	(914,998)	(894,750)	(1,550,807)	(29,823)

(3,822)	9,680	(8,055)	10,007	468,522	21,999,418	13,599,783
—	—	—	—	—	48,200,192	3,543,515

(3,822)	9,680	(8,055)	10,007	468,522	70,199,610	17,143,298
(11,085)	992,900	2,244,323	902,916	31,521,443	16,858,938	(5,239,912)

(14,907)	1,002,580	2,236,268	912,923	31,989,965	87,058,548	11,903,386

$(809,166)	$17,013	$1,986,702	$(2,075)	$31,095,215	$85,507,741	$11,873,563

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series
	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	1,409,678	23,322,575
Net asset value per share (NAV)	7.36	10.45

Total Assets ( Shares x NAV)	$10,375,234	$243,720,908

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	31,093	95,811

Net Assets	$10,344,141	$243,625,097

Net Assets: Total
Contract Value in accumulation period	$10,331,113	$243,605,101
Contracts in Payout (annuitization) period	13,028	19,996

Net Assets	$10,344,141	$243,625,097

Total Units Outstanding	500,049	22,978,274

Unit Value (Accumulation, Lowest to Highest)	$15.76 to $23.17	$9.53 to $11.15

Cost of Shares in Underlying Fund	$9,826,729	$241,210,896

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$743,690	$4,793,429
Expenses:
Mortality expense risk and administrative charges	165,260	3,618,442

Net investment income/(expense)	578,430	1,174,987

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(49,401)	237,798
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(49,401)	237,798
Net change in unrealized appreciation/(depreciation) of investments	896,244	4,337,339

Net realized and unrealized gain/(loss) from investments	846,843	4,575,137

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,425,273	$5,750,124

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-10

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust
12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

1,025,910	1,734,819	694,579	33,916,885	252,820	33,177	202,661
16.76	17.48	15.71	12.51	17.95	33.07	21.47

$17,194,243	$30,324,630	$10,911,837	$424,300,229	$4,538,115	$1,097,153	$4,351,126

33,247	34,969	31,098	144,294	7,095	6,201	17,529

$17,160,996	$30,289,661	$10,880,739	$424,155,935	$4,531,020	$1,090,952	$4,333,597

$17,109,467	$30,128,564	$10,860,662	$423,721,122	$4,530,840	$1,090,607	$4,331,699
51,529	161,097	20,077	434,813	180	345	1,898

$17,160,996	$30,289,661	$10,880,739	$424,155,935	$4,531,020	$1,090,952	$4,333,597

473,316	1,377,587	577,361	32,206,473	172,311	44,290	148,517

$35.86 to $54.59	$17.05 to $26.43	$11.81 to $26.50	$13.53 to $14.25	$24.65 to $26.70	$23.06 to $24.98	$24.14 to $32.09

$16,529,017	$27,764,857	$10,186,292	$417,733,548	$5,179,092	$681,357	$4,167,047

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust
1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$666,752	$112,052	$11,964,581	$15,381	$598	$29,392

284,594	472,014	177,918	6,409,516	76,077	18,025	73,580

(284,594)	194,738	(65,866)	5,555,065	(60,696)	(17,427)	(44,188)

210,915	432,780	(113,476)	(2,004,006)	(275,308)	161,188	4,747
3,583,720	1,803,273	551,514	—	379,702	61,362	424,034

3,794,635	2,236,053	438,038	(2,004,006)	104,394	222,550	428,781
1,822,205	3,573,578	1,692,765	23,243,573	749,265	71,731	661,229

5,616,840	5,809,631	2,130,803	21,239,567	853,659	294,281	1,090,010

$5,332,246	$6,004,369	$2,064,937	$26,794,632	$792,963	$276,854	$1,045,822

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II
	12/31/2019	(1)

Assets:
Shares owned in underlying fund	222,033	—
Net asset value per share (NAV)	10.21	—

Total Assets ( Shares x NAV)	$2,266,953	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,575	—

Net Assets	$2,257,378	$—

Net Assets: Total
Contract Value in accumulation period	$2,257,378	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,257,378	$—

Total Units Outstanding	182,796	—

Unit Value (Accumulation, Lowest to Highest)	$11.93 to $11.94	—

Cost of Shares in Underlying Fund	$2,326,971	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II

	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$89,056	$—
Expenses:
Mortality expense risk and administrative charges	30,112	—

Net investment income/(expense)	58,944	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	34,679	—
Reinvested realized gain distributions	134,787	—

Net realized gain/(loss) on investments	169,466	—
Net change in unrealized appreciation/(depreciation) of investments	218,427	—

Net realized and unrealized gain/(loss) from investments	387,893	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$446,837	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-12

Investment Options
Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II
12/31/2019	12/31/2019	(3)	(1)	(1)	(1)	(3)

83,547	18,083	—	—	—	—	—
5.58	17.78	—	—	—	—	—

$466,195	$321,513	$—	$—	$—	$—	$—

5,848	11,587	—	—	—	—	—

$460,347	$309,926	$—	$—	$—	$—	$—

$453,776	$303,812	$—	$—	$—	$—	$—
6,571	6,114	—	—	—	—	—

$460,347	$309,926	$—	$—	$—	$—	$—

27,816	11,079	—	—	—	—	—

$15.10 to $16.36	$26.28 to $28.08	—	—	—	—	—

$506,746	$294,151	$—	$—	$—	$—	$—

Investment Options
Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	(1)	(1)	(1)	1/1/2019 to 10/18/2019

$—	$12,529	$39,024	$—	$—	$—	$—

10,149	7,459	22,162	—	—	—	607,992

(10,149)	5,070	16,862	—	—	—	(607,992)

12,212	8,747	(66,745)	—	—	—	(10,023,860)
91,568	429	—	—	—	—	6,763,077

103,780	9,176	(66,745)	—	—	—	(3,260,783)
42,009	59,088	137,035	—	—	—	11,450,735

145,789	68,264	70,290	—	—	—	8,189,952

$135,640	$73,334	$87,152	$—	$—	$—	$7,581,960

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II
	(1)	(1)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets ( Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II
	(1)	(1)

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-14

Investment Options
Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B
(1)	12/31/2019	(1)	12/31/2019	(3)	12/31/2019	(2)

—	667,528	—	6,833,710	—	28,300	—
—	10.73	—	29.76	—	32.19	—

$—	$7,162,578	$—	$203,371,220	$—	$910,993	$—

—	12,363	—	72,545	—	5,904	—

$—	$7,150,215	$—	$203,298,675	$—	$905,089	$—

$—	$7,150,215	$—	$202,706,894	$—	$898,841	$—
—	—	—	591,781	—	6,248	—

$—	$7,150,215	$—	$203,298,675	$—	$905,089	$—

—	564,802	—	14,205,369	—	51,639	—

—	$11.26 to $12.13	—	$13.90 to $14.29	—	$16.31 to $17.66	—

$—	$6,993,583	$—	$193,717,229	$—	$601,103	$—

Investment Options
Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B
(1)	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 4/24/2019

$—	$—	$—	$2,104,590	$—	$1,514	$91,517

—	97,844	—	2,952,402	21,707	15,964	15,710

—	(97,844)	—	(847,812)	(21,707)	(14,450)	75,807

—	(22,868)	—	(573,335)	160,803	111,538	(352,608)
—	—	—	22,122,587	212,824	53,041	256,293

—	(22,868)	—	21,549,252	373,627	164,579	(96,315)
—	1,037,175	—	19,197,484	983	82,979	401,345

—	1,014,307	—	40,746,736	374,610	247,558	305,030

$—	$916,463	$—	$39,898,924	$352,903	$233,108	$380,837

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B
	(1)	12/31/2019

Assets:
Shares owned in underlying fund	—	231,860
Net asset value per share (NAV)	—	13.36

Total Assets ( Shares x NAV)	$—	$3,097,655

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	17,341

Net Assets	$—	$3,080,314

Net Assets: Total
Contract Value in accumulation period	$—	$2,931,067
Contracts in Payout (annuitization) period	—	149,247

Net Assets	$—	$3,080,314

Total Units Outstanding	—	225,640

Unit Value (Accumulation, Lowest to Highest)	—	$12.29 to $13.13

Cost of Shares in Underlying Fund	$—	$2,721,891

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B
	(1)	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$—	$54,098
Expenses:
Mortality expense risk and administrative charges	—	39,417

Net investment income/(expense)	—	14,681

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	12,917
Reinvested realized gain distributions	—	3,423

Net realized gain/(loss) on investments	—	16,340
Net change in unrealized appreciation/(depreciation) of investments	—	347,851

Net realized and unrealized gain/(loss) from investments	—	364,191

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$378,872

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-16

Investment Options
BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2
(3)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

—	213,091	11,129,478	144,401	69,558	7,014,621	26,932
—	14.48	27.22	9.66	15.77	15.55	16.80

$—	$3,085,562	$302,944,389	$1,394,912	$1,096,923	$109,077,351	$452,452

—	23,248	108,690	11,830	10,510	51,929	11,247

$—	$3,062,314	$302,835,699	$1,383,082	$1,086,413	$109,025,422	$441,205

$—	$3,062,314	$302,788,237	$1,383,082	$1,080,067	$109,020,300	$441,050
—	—	47,462	—	6,346	5,122	155

$—	$3,062,314	$302,835,699	$1,383,082	$1,086,413	$109,025,422	$441,205

—	193,796	9,750,496	50,631	43,249	4,429,659	10,390

—	$14.56 to $18.93	$22.36 to $34.10	$24.44 to $28.13	$18.88 to $26.02	$18.01 to $31.55	$32.55 to $44.12

$—	$2,999,284	$316,163,784	$1,452,113	$1,040,748	$115,916,277	$436,304

Investment Options
BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2
1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$38,750	$3,229,327	$24,314	$11,659	$273,780	$—

1,112,146	62,076	4,312,018	20,821	13,249	1,511,359	10,184

(1,112,146)	(23,326)	(1,082,691)	3,493	(1,590)	(1,237,579)	(10,184)

(998,976)	(139,020)	825,341	(111,147)	14,718	(1,354,146)	26,788
1,055,682	131,116	15,809,079	57,068	31,150	8,945,439	92,109

56,706	(7,904)	16,634,420	(54,079)	45,868	7,591,293	118,897
18,809,013	577,240	54,503,184	340,410	82,241	11,379,386	33,959

18,865,719	569,336	71,137,604	286,331	128,109	18,970,679	152,856

$17,753,573	$546,010	$70,054,913	$289,824	$126,519	$17,733,100	$142,672

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund
	(1)	(1)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets ( Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund

	(1)	(1)

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-18

Investment Options
CTIVPSM - AQR Managed Futures Strategy Class 2	Davis Financial	Davis Real Estate	Davis Value	Wells Fargo VT International Equity Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

12/31/2019	12/31/2019	12/31/2019	12/31/2019	(1)	12/31/2019	(3)

6,452	124,491	148,468	3,706,505	—	139,560	—
7.17	13.47	15.69	8.48	—	19.02	—

$46,261	$1,676,890	$2,329,458	$31,431,158	$—	$2,654,432	$—

1,284	16,496	6,336	14,830	—	6,793	—

$44,977	$1,660,394	$2,323,122	$31,416,328	$—	$2,647,639	$—

$44,977	$1,655,749	$2,309,092	$31,215,218	$—	$2,647,106	$—
—	4,645	14,030	201,110	—	533	—

$44,977	$1,660,394	$2,323,122	$31,416,328	$—	$2,647,639	$—

4,960	61,457	108,088	1,379,115	—	111,024	—

$9.02 to $9.17	$25.39 to $40.17	$20.07 to $21.61	$21.07 to $22.69	—	$21.41 to $24.14	—

$48,608	$1,762,955	$1,923,688	$32,348,735	$—	$2,289,847	$—

Investment Options
CTIVPSM - AQR Managed Futures Strategy Class 2	Davis Financial	Davis Real Estate	Davis Value	Wells Fargo VT International Equity Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019

$—	$24,477	$22,113	$471,199	$—	$40,542	$253,224

519	29,119	36,475	479,171	—	43,707	4,809,584

(519)	(4,642)	(14,362)	(7,972)	—	(3,165)	(4,556,360)

—	(22,174)	158,845	(3,491,480)	—	59,691	43,229,170
—	99,772	73,586	1,483,406	—	141,013	49,547,447

—	77,598	232,431	(2,008,074)	—	200,704	92,776,617
183	293,067	260,506	10,246,690	—	353,744	(16,346,972)

183	370,665	492,937	8,238,616	—	554,448	76,429,645

$(336)	$366,023	$478,575	$8,230,644	$—	$551,283	$71,873,285

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2

	12/31/2019	(1)

Assets:
Shares owned in underlying fund	551,537	—
Net asset value per share (NAV)	23.10	—

Total Assets ( Shares x NAV)	$12,740,510	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,183	—

Net Assets	$12,731,327	$—

Net Assets: Total
Contract Value in accumulation period	$12,687,216	$—
Contracts in Payout (annuitization) period	44,111	—

Net Assets	$12,731,327	$—

Total Units Outstanding	559,205	—

Unit Value (Accumulation, Lowest to Highest)	$20.24 to $22.81	—

Cost of Shares in Underlying Fund	$11,552,790	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2
	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$227,277	$—
Expenses:
Mortality expense risk and administrative charges	198,038	—

Net investment income/(expense)	29,239	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	148,975	—
Reinvested realized gain distributions	898,440	—

Net realized gain/(loss) on investments	1,047,415	—
Net change in unrealized appreciation/(depreciation) of investments	1,870,321	—

Net realized and unrealized gain/(loss) from investments	2,917,736	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,946,975	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-20

Investment Options
Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2
12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

3,296,168	6,311,313	14,211	20,664,547	668,435	366,163	241,056
12.83	31.75	22.90	1.00	48.05	15.97	10.90

$42,289,839	$200,384,192	$325,432	$20,664,547	$32,118,303	$5,847,630	$2,627,511

28,237	72,834	10,882	287,886	19,202	23,827	17,364

$42,261,602	$200,311,358	$314,550	$20,376,661	$32,099,101	$5,823,803	$2,610,147

$42,213,070	$200,151,281	$314,550	$20,209,819	$32,099,101	$5,815,317	$2,559,105
48,532	160,077	—	166,842	—	8,485	51,042

$42,261,602	$200,311,358	$314,550	$20,376,661	$32,099,101	$5,823,802	$2,610,147

2,865,392	6,084,690	14,243	2,090,026	1,209,178	483,060	147,172

$11.47 to $14.59	$20.89 to $33.74	$17.08 to $23.06	$9.29 to $10.15	$18.43 to $25.94	$10.91 to $14.29	$15.48 to $23.12

$40,896,441	$197,128,072	$311,395	$20,664,562	$21,372,595	$6,300,688	$2,976,149

Investment Options
Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2
1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$1,072,923	$1,327,586	$4,767	$369,186	$—	$447,341	$71,320

661,001	2,885,848	7,794	312,602	395,076	98,501	41,480

411,922	(1,558,262)	(3,027)	56,584	(395,076)	348,840	29,840

(836,520)	(1,738,116)	8,933	15	726,137	(169,124)	(4,296)
—	22,832,548	13,073	—	2,460,135	—	489,936

(836,520)	21,094,432	22,006	15	3,186,272	(169,124)	485,640
3,843,705	18,322,447	56,574	(15)	6,650,569	(149,625)	(185,377)

3,007,185	39,416,879	78,580	—	9,836,841	(318,749)	300,263

$3,419,107	$37,858,617	$75,553	$56,584	$9,441,765	$30,091	$330,103

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	13,436,154	257,944
Net asset value per share (NAV)	13.93	15.91

Total Assets ( Shares x NAV)	$187,165,628	$4,103,891

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	73,973	12,947

Net Assets	$187,091,655	$4,090,944

Net Assets: Total
Contract Value in accumulation period	$187,079,321	$4,060,517
Contracts in Payout (annuitization) period	12,334	30,427

Net Assets	$187,091,655	$4,090,944

Total Units Outstanding	12,595,317	178,847

Unit Value (Accumulation, Lowest to Highest)	$10.94 to $15.32	$16.10 to $24.14

Cost of Shares in Underlying Fund	$189,568,764	$4,028,114

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$3,104,836	$235,720
Expenses:
Mortality expense risk and administrative charges	2,653,906	66,976

Net investment income/(expense)	450,930	168,744

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(4,826,989)	45,873
Reinvested realized gain distributions	1,853,254	71,243

Net realized gain/(loss) on investments	(2,973,735)	117,116
Net change in unrealized appreciation/(depreciation) of investments	21,334,813	276,141

Net realized and unrealized gain/(loss) from investments	18,361,078	393,257

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,812,008	$562,001

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-22

Investment Options
Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class

12/31/2019	(3)	(3)	12/31/2019	12/31/2019	(1)	(1)

101,576	—	—	5,050,557	1,853,703	—	—
18.81	—	—	15.05	16.84	—	—

$1,910,643	$—	$—	$76,010,877	$31,216,362	$—	$—

11,979	—	—	37,807	18,897	—	—

$1,898,664	$—	$—	$75,973,070	$31,197,465	$—	$—

$1,879,570	$—	$—	$75,928,230	$31,197,465	$—	$—
19,094	—	—	44,840	—	—	—

$1,898,664	$—	$—	$75,973,070	$31,197,465	$—	$—

77,607	—	—	2,190,046	1,797,487	—	—

$19.84 to $26.65	—	—	$24.53 to $37.01	$13.20 to $16.77	—	—

$1,961,908	$—	$—	$84,133,994	$28,325,791	$—	$—

Investment Options
Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class

1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	(1)

$35,334	$8,166,317	$127,992	$810,835	$690,955	$—	$—

32,032	3,208,092	127,796	1,110,617	402,832	—	—

3,302	4,958,225	196	(299,782)	288,123	—	—

49,840	(13,213,617)	369,239	(5,892,741)	51,070	—	—
188,931	—	1,587,235	12,917,137	1,642,669	—	—

238,771	(13,213,617)	1,956,474	7,024,396	1,693,739	—	—
129,038	18,886,893	(113,093)	9,986,920	4,379,262	—	—

367,809	5,673,276	1,843,381	17,011,316	6,073,001	—	—

$371,111	$10,631,501	$1,843,577	$16,711,534	$6,361,124	$—	$—

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Growth Service Class	MFS Investors Trust Service Class

	(1)	(1)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets ( Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	MFS Growth Service Class	MFS Investors Trust Service Class

	(1)	(1)

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-24

Investment Options
MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund

12/31/2019	12/31/2019	12/31/2019	(3)	(1)	12/31/2019	12/31/2019

2,447,004	50,370	244,187	—	—	1,429,294	310,686
18.02	9.90	24.43	—	—	19.91	29.47

$44,095,005	$498,663	$5,965,494	$—	$—	$28,457,237	$9,155,907

28,612	5,923	7,232	—	—	19,390	13,310

$44,066,393	$492,740	$5,958,262	$—	$—	$28,437,847	$9,142,597

$44,049,640	$492,740	$5,893,145	$—	$—	$28,432,318	$9,142,597
16,753	—	65,117	—	—	5,529	—

$44,066,393	$492,740	$5,958,262	$—	$—	$28,437,847	$9,142,597

1,139,111	30,770	292,801	—	—	1,213,485	553,402

$36.80 to $38.97	$15.21 to $16.48	$18.10 to $20.41	—	—	$22.23 to $23.55	$13.03 to $15.78

$38,305,806	$488,977	$5,379,614	$—	$—	$18,546,915	$7,274,733

Investment Options
MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	(1)	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$15,876	$129,236	$3,233,880	$—	$—	$128,599

626,593	7,922	98,485	1,026,598	—	417,242	118,662

(626,593)	7,954	30,751	2,207,282	—	(417,242)	9,937

1,666,865	(747)	367,329	13,679,557	—	2,757,615	137,236
7,990,828	—	165,233	256,145	—	2,923,751	269,578

9,657,693	(747)	532,562	13,935,702	—	5,681,366	406,814
4,728,543	34,279	499,688	615,748	—	2,817,203	1,427,797

14,386,236	33,532	1,032,250	14,551,450	—	8,498,569	1,834,611

$13,759,643	$41,486	$1,063,001	$16,758,732	$—	$8,081,327	$1,844,548

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

	12/31/2019	(1)

Assets:
Shares owned in underlying fund	984,633	—
Net asset value per share (NAV)	52.54	—

Total Assets ( Shares x NAV)	$51,732,630	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	26,091	—

Net Assets	$51,706,539	$—

Net Assets: Total
Contract Value in accumulation period	$51,706,539	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$51,706,539	$—

Total Units Outstanding	3,676,913	—

Unit Value (Accumulation, Lowest to Highest)	$13.65 to $14.08	—

Cost of Shares in Underlying Fund	$46,817,203	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$610,301	$—
Expenses:
Mortality expense risk and administrative charges	705,628	—

Net investment income/(expense)	(95,327)	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(241,537)	—
Reinvested realized gain distributions	3,707,878	—

Net realized gain/(loss) on investments	3,466,341	—
Net change in unrealized appreciation/(depreciation) of investments	8,057,977	—

Net realized and unrealized gain/(loss) from investments	11,524,318	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,428,991	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-26

Investment Options
Invesco Oppenheimer International Growth Fund	Invesco Oppenheimer Main St Small Cap Service Class	Invesco Oppenheimer Global Strategy Income	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class

12/31/2019	(3)	(3)	12/31/2019	12/31/2019	(3)	12/31/2019

2,096,587	—	—	127,804	64,300	—	120,435
2.56	—	—	10.20	12.64	—	10.40

$5,367,262	$—	$—	$1,303,601	$812,755	$—	$1,252,528

12,600	—	—	16,079	16,362	—	10,960

$5,354,662	$—	$—	$1,287,522	$796,393	$—	$1,241,568

$5,354,662	$—	$—	$1,286,389	$796,393	$—	$1,241,568
—	—	—	1,133	—	—	—

$5,354,662	$—	$—	$1,287,522	$796,393	$—	$1,241,568

412,156	—	—	113,358	59,841	—	96,550

$11.77 to $12.36	—	—	$9.67 to $11.81	$10.47 to $13.92	—	$12.28 to $13.12

$4,883,750	$—	$—	$1,311,831	$810,402	$—	$1,142,473

Investment Options
Invesco Oppenheimer International Growth Fund	Invesco Oppenheimer Main St Small Cap Service Class	Invesco Oppenheimer Global Strategy Income	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class
1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019

$37,711	$—	$11,076,008	$47,087	$15,769	$7,309,312	$24,220

69,636	2,708,199	3,698,407	28,291	17,338	3,469,016	17,352

(31,925)	(2,708,199)	7,377,601	18,796	(1,569)	3,840,296	6,868

(53,070)	(18,062,140)	(19,819,943)	(1,163)	(100,555)	(647,509)	(4,948)
260,726	22,047,792	—	—	—	—	—

207,656	3,985,652	(19,819,943)	(1,163)	(100,555)	(647,509)	(4,948)
1,015,858	28,763,680	34,278,153	24,267	185,527	18,205,712	186,465

1,223,514	32,749,332	14,458,210	23,104	84,972	17,558,203	181,517

$1,191,589	$30,041,133	$21,835,811	$41,900	$83,403	$21,398,499	$188,385

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II

	12/31/2019	(1)

Assets:
Shares owned in underlying fund	197,076	—
Net asset value per share (NAV)	10.39	—

Total Assets ( Shares x NAV)	$2,047,618	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	17,004	—

Net Assets	$2,030,614	$—

Net Assets: Total
Contract Value in accumulation period	$2,030,614	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,030,614	$—

Total Units Outstanding	191,401	—

Unit Value (Accumulation, Lowest to Highest)	$10.17 to $10.65	—

Cost of Shares in Underlying Fund	$1,998,340	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II

	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$89,337	$—
Expenses:
Mortality expense risk and administrative charges	28,891	—

Net investment income/(expense)	60,446	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,309	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	4,309	—
Net change in unrealized appreciation/(depreciation) of investments	4,039	—

Net realized and unrealized gain/(loss) from investments	8,348	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$68,794	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-28

Investment Options
Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II

(1)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	(1)	12/31/2019

—	9,034,705	5,872,667	745,770	891,800	—	992,185
—	18.23	11.19	20.70	10.26	—	5.07

$—	$164,702,675	$65,715,148	$15,437,433	$9,149,864	$—	$5,029,979

—	55,364	50,455	14,830	12,729	—	13,116

$—	$164,647,311	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863

$—	$164,635,350	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863
—	11,961	—	—	—	—	—

$—	$164,647,311	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863

—	6,028,462	6,024,646	893,896	874,721	—	447,779

—	$20.02 to $27.68	$10.79 to $10.93	$11.89 to $17.21	$9.92 to $10.60	—	$10.69 to $10.94

$—	$171,538,260	$64,639,513	$14,577,793	$9,012,741	$—	$4,787,577

Investment Options
Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II

(1)	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019

$—	$1,774,021	$1,977,146	$283,651	$196,240	$—	$193,505

—	2,411,261	911,685	201,201	110,620	—	71,261

—	(637,240)	1,065,461	82,450	85,620	—	122,244

—	1,180,227	34,525	(2,494)	(43,656)	—	(842)
—	10,575,719	—	1,560,206	—	—	—

—	11,755,946	34,525	1,557,712	(43,656)	—	(842)
—	27,327,439	3,571,867	1,835,990	559,634	—	283,942

—	39,083,385	3,606,392	3,393,702	515,978	—	283,100

$—	$38,446,145	$4,671,853	$3,476,152	$601,598	$—	$405,344

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB
	12/31/2019	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	2,266,532	4,912,487	148,097
Net asset value per share (NAV)	3.47	26.88	10.03

Total Assets ( Shares x NAV)	$7,862,145	$132,047,656	$1,485,416

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	13,875	49,005	9,187

Net Assets	$7,848,270	$131,998,651	$1,476,229

Net Assets: Total
Contract Value in accumulation period	$7,848,270	$131,972,296	$1,476,229
Contracts in Payout (annuitization) period	—	26,355	—

Net Assets	$7,848,270	$131,998,651	$1,476,229

Total Units Outstanding	630,845	4,026,357	144,230

Unit Value (Accumulation, Lowest to Highest)	$11.07 to $11.93	$31.07 to $32.91	$9.77 to $10.44

Cost of Shares in Underlying Fund	$7,896,453	$109,314,438	$1,513,692

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$540,814	$2,636,911	$—
Expenses:
Mortality expense risk and administrative charges	106,674	1,892,122	22,866

Net investment income/(expense)	434,140	744,789	(22,866)

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(100,753)	4,634,602	(12,918)
Reinvested realized gain distributions	—	11,269,065	—

Net realized gain/(loss) on investments	(100,753)	15,903,667	(12,918)
Net change in unrealized appreciation/(depreciation) of investments	414,905	15,004,656	118,221

Net realized and unrealized gain/(loss) from investments	314,152	30,908,323	105,303

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$748,292	$31,653,112	$82,437

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-30

Investment Options
Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares

12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

821,537	6,112,363	251,508	193,251	40,485	145,209	4,471,856
9.77	19.58	8.96	15.31	13.34	79.93	15.03

$8,026,416	$119,680,075	$2,253,516	$2,958,672	$540,068	$11,606,589	$67,211,993

18,258	45,133	11,709	6,830	6,654	13,616	39,644

$8,008,158	$119,634,942	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349

$8,008,158	$119,624,021	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349
—	10,921	—	—	—	—	—

$8,008,158	$119,634,942	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349

598,621	8,082,543	230,059	198,044	50,225	486,316	2,892,233

$10.36 to $13.91	$14.32 to $14.83	$9.26 to $9.39	$14.39 to $15.13	$10.12 to $10.61	$22.63 to $24.26	$18.00 to $22.28

$10,028,656	$100,203,299	$2,186,026	$2,097,866	$533,943	$8,472,034	$39,864,348

Investment Options
Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares
1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$49,750	$1,297,548	$36,723	$—	$18,243	$5,643	$258,516

106,583	1,682,584	32,217	36,472	7,284	147,757	933,156

(56,833)	(385,036)	4,506	(36,472)	10,959	(142,114)	(674,640)

(409,139)	1,980,871	(25,670)	24,887	(2,589)	209,723	7,726,081
802,031	12,116,538	—	31,345	—	697,565	4,291,888

392,892	14,097,409	(25,670)	56,232	(2,589)	907,288	12,017,969
1,166,989	15,649,716	411,263	807,802	52,109	2,330,029	11,756,738

1,559,881	29,747,125	385,593	864,034	49,520	3,237,317	23,774,707

$1,503,048	$29,362,089	$390,099	$827,562	$60,479	$3,095,203	$23,100,067

B-31

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II
	12/31/2019	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	375,004	452,596	72,044
Net asset value per share (NAV)	13.65	26.11	13.62

Total Assets ( Shares x NAV)	$5,118,799	$11,817,284	$981,242

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	12,608	19,745	7,793

Net Assets	$5,106,191	$11,797,539	$973,449

Net Assets: Total
Contract Value in accumulation period	$5,106,191	$11,797,539	$973,449
Contracts in Payout (annuitization) period	—	—	—

Net Assets	$5,106,191	$11,797,539	$973,449

Total Units Outstanding	352,637	657,676	78,973

Unit Value (Accumulation, Lowest to Highest)	$12.27 to $13.78	$15.10 to $18.00	$11.74 to $12.55

Cost of Shares in Underlying Fund	$4,452,822	$9,942,192	$879,508

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$2,477	$—	$19,772
Expenses:
Mortality expense risk and administrative charges	73,843	157,901	13,436

Net investment income/(expense)	(71,366)	(157,901)	6,336

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	106,166	239,334	6,272
Reinvested realized gain distributions	7,177	1,142,315	—

Net realized gain/(loss) on investments	113,343	1,381,649	6,272
Net change in unrealized appreciation/(depreciation) of investments	802,782	1,229,684	112,353

Net realized and unrealized gain/(loss) from investments	916,125	2,611,333	118,625

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$844,759	$2,453,432	$124,961

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-32

Investment Options
Western Asset Core Plus VIT Class II	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II
(3)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	(1)	12/31/2019

—	220,847	29,152	102,387	195,332	—	250,349
—	11.40	24.16	13.84	47.48	—	15.93

$—	$2,517,654	$704,305	$1,417,030	$9,274,355	$—	$3,988,058

—	9,838	8,970	8,270	13,037	—	12,113

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945
—	—	—	—	—	—	—

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945

—	220,725	68,881	127,262	386,318	—	341,960

—	$10.80 to $11.28	$9.59 to $10.27	$10.51 to $11.26	$14.62 to $23.53	—	$11.06 to $11.60

$—	$2,385,689	$695,653	$1,538,751	$7,490,508	$—	$3,472,426

Investment Options
Western Asset Core Plus VIT Class II	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II
1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019

$—	$25,422	$18,957	$8,113	$—	$—	$38,271

496,817	33,020	10,566	18,479	116,293	—	50,309

(496,817)	(7,598)	8,391	(10,366)	(116,293)	—	(12,038)

2,198,921	11,921	4,028	(27,030)	5,513	—	11,623
—	112,447	—	—	406,178	—	260,688

2,198,921	124,368	4,028	(27,030)	411,691	—	272,311
2,374,130	2,358	18,353	95,384	1,727,493	—	350,902

4,573,051	126,726	22,381	68,354	2,139,184	—	623,213

$4,076,234	$119,128	$30,772	$57,988	$2,022,891	$—	$611,175

B-33

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series

	12/31/2019	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	7,557	58,340	221,349
Net asset value per share (NAV)	8.06	18.26	18.54

Total Assets ( Shares x NAV)	$60,912	$1,065,294	$4,103,810

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,097	10,089	12,390

Net Assets	$59,815	$1,055,205	$4,091,420

Net Assets: Total
Contract Value in accumulation period	$59,815	$1,055,205	$4,091,420
Contracts in Payout (annuitization) period	—	—	—

Net Assets	$59,815	$1,055,205	$4,091,420

Total Units Outstanding	4,865	164,720	256,933

Unit Value (Accumulation, Lowest to Highest)	$12.21 to $12.39	$6.06 to $8.27	$15.39 to $16.44

Cost of Shares in Underlying Fund	$57,012	$1,224,587	$4,701,124

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series

	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$873	$—	$67,407
Expenses:
Mortality expense risk and administrative charges	630	15,553	55,005

Net investment income/(expense)	243	(15,553)	12,402

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	89	(23,841)	(72,658)
Reinvested realized gain distributions	1,555	—	402,608

Net realized gain/(loss) on investments	1,644	(23,841)	329,950
Net change in unrealized appreciation/(depreciation) of investments	9,332	142,014	541,988

Net realized and unrealized gain/(loss) from investments	10,976	118,173	871,938

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,219	$102,620	$884,340

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-34

Investment Options
American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

89,417	73,355	19,004	21,786	12,834	22,517	47,620
23.67	11.00	32.05	15.63	79.41	49.52	12.22

$2,116,507	$806,910	$609,064	$340,515	$1,019,120	$1,115,065	$581,916

5,500	5,105	5,870	5,624	5,529	9,815	5,977

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939
—	—	—	—	—	—	—

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939

171,103	75,169	42,683	24,987	68,581	80,409	56,443

$12.20 to $12.40	$10.60 to $10.76	$14.03 to $14.27	$13.30 to $13.52	$14.64 to $14.89	$13.44 to $13.89	$10.16 to $10.33

$2,012,144	$804,671	$541,140	$329,145	$946,045	$1,093,830	$567,628

Investment Options
American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$33,418	$16,347	$5,097	$5,431	$5,220	$14,938	$10,591

18,103	3,745	7,307	3,966	10,736	11,908	6,629

15,315	12,602	(2,210)	1,465	(5,516)	3,030	3,962

2,034	443	5,382	(136)	(458)	7,427	802
92,718	—	29,379	13,429	96,761	83,829	—

94,752	443	34,761	13,293	96,303	91,256	802
215,932	5,952	114,742	52,781	133,525	83,691	17,005

310,684	6,395	149,503	66,074	229,828	174,947	17,807

$325,999	$18,997	$147,293	$67,539	$224,312	$177,977	$21,769

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,014,380)	$(1,819,625)
Net realized gain/(loss) from sale of investments	(200,870)	1,857,946
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	390,146	(8,996,618)

Net increase/(decrease) resulting from operations	(3,825,104)	(8,958,297)

2018 Contract Transactions
Contract purchase payments	898,421	192,664
Transfers between investment divisions, net	363,348,746	152,747,347
Transfers on account of death	(2,167,624)	(460,425)
Transfers for annuity benefits, surrenders and partial withdrawals	(12,553,434)	(5,693,105)
Contract fees	(21,230)	(9,665)
Transfers–rider fees and other	(4,314,706)	(2,058,557)

Net increase/(decrease) from contract transactions	345,190,173	144,718,259

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	341,365,069	135,759,962
Net Assets at December 31, 2017	13,025,483	11,816,426

Net Assets at December 31, 2018	$354,390,552	$147,576,388

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,204,963)	$(2,413,111)
Net realized gain/(loss) from sale of investments	3,113,825	3,900,176
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	25,622,210	44,272,314

Net increase/(decrease) resulting from operations	23,531,072	45,759,379

2019 Contract Transactions
Contract purchase payments	985,870	235,497
Transfers between investment divisions, net	6,461,888	2,417,588
Transfers on account of death	(3,088,506)	(1,371,075)
Transfers for annuity benefits, surrenders and partial withdrawals	(27,129,373)	(10,377,546)
Contract fees	(27,186)	(13,153)
Transfers–rider fees and other	(5,836,911)	(2,804,185)

Net increase/(decrease) from contract transactions	(28,634,218)	(11,912,874)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(5,103,146)	33,846,505
Net Assets at December 31, 2018	354,390,552	147,576,388

Net Assets at December 31, 2019	$349,287,406	$181,422,893

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-36

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(2,011,265)	$(156,306)	$(1,524,278)	$(2,438,688)	$(1,078,182)	$(2,331,091)	$(2,719,300)
1,910,253	219,727	11,099	(952,722)	1,759,277	1,994,384	4,388,734
—	—	—	—	—	—	—
(10,703,917)	(1,080,207)	(27,200,972)	(34,503,675)	(2,113,113)	(19,151,462)	(6,167,562)

(10,804,929)	(1,016,786)	(28,714,151)	(37,895,085)	(1,432,018)	(19,488,169)	(4,498,128)

236,696	45,037	322,837	308,175	458,278	819,631	528,469
172,091,177	(378,955)	163,433,646	252,159,059	87,741,534	198,837,359	227,718,008
(505,982)	(4,880)	(369,254)	(675,824)	(322,556)	(756,431)	(1,618,765)
(6,908,575)	(122,282)	(5,142,149)	(14,277,862)	(12,791,123)	(6,805,335)	(13,529,548)
(11,499)	(577)	(7,370)	(10,880)	(13,080)	(10,944)	(15,833)
(2,221,855)	(149,276)	(1,693,098)	(2,472,393)	(582,526)	(2,573,229)	(2,729,627)

162,679,962	(610,933)	156,544,612	235,030,275	74,490,527	189,511,051	210,352,704

—	—	—	—	—	—	—

151,875,033	(1,627,719)	127,830,461	197,135,190	73,058,509	170,022,882	205,854,576
10,124,168	11,438,834	3,304,887	10,935,409	8,063,356	15,217,733	11,558,418

$161,999,201	$9,811,115	$131,135,348	$208,070,599	$81,121,865	$185,240,615	$217,412,994

$(2,612,974)	$(159,594)	$(2,080,347)	$(3,169,276)	$(2,554,951)	$(3,026,253)	$(3,771,472)
2,159,466	248,778	(501,167)	(940,988)	6,191,192	1,334,565	7,471,313
—	—	—	—	—	—	—
35,744,667	2,379,507	40,275,882	43,527,762	64,042,295	41,117,059	65,308,837

35,291,159	2,468,691	37,694,368	39,417,498	67,678,536	39,425,371	69,008,678

296,889	46,754	262,777	333,837	501,586	804,902	540,163
2,466,931	102,152	(9,098,566)	415,566	396,799,529	5,756,297	83,839,030
(1,153,382)	(121,319)	(824,845)	(955,599)	(2,054,168)	(1,603,622)	(1,746,866)
(11,587,799)	(301,254)	(10,296,871)	(22,725,173)	(24,743,088)	(13,338,372)	(21,775,652)
(15,164)	(579)	(10,072)	(14,794)	(21,911)	(13,049)	(20,518)
(3,011,496)	(160,227)	(2,371,183)	(3,623,897)	(1,849,359)	(3,186,592)	(3,802,836)

(13,004,021)	(434,473)	(22,338,760)	(26,570,060)	368,632,589	(11,580,436)	57,033,321

—	—	—	—	—	—	—

22,287,138	2,034,218	15,355,608	12,847,438	436,311,125	27,844,935	126,041,999
161,999,201	9,811,115	131,135,348	208,070,599	81,121,865	185,240,615	217,412,994

$184,286,339	$11,845,333	$146,490,956	$220,918,037	$517,432,990	$213,085,550	$343,454,993

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,497,528)	$(1,393,236)
Net realized gain/(loss) from sale of investments	688,171	2,309,605
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(24,979,361)	(8,346,531)

Net increase/(decrease) resulting from operations	(26,788,718)	(7,430,162)

2018 Contract Transactions
Contract purchase payments	549,650	401,210
Transfers between investment divisions, net	231,096,062	115,188,886
Transfers on account of death	(747,373)	(406,707)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,031,843)	(4,334,077)
Contract fees	(12,852)	(6,080)
Transfers–rider fees and other	(2,718,865)	(1,440,744)

Net increase/(decrease) from contract transactions	220,134,779	109,402,488

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	193,346,061	101,972,326
Net Assets at December 31, 2017	9,890,226	8,039,810

Net Assets at December 31, 2018	$203,236,287	$110,012,136

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,344,559)	$(1,830,716)
Net realized gain/(loss) from sale of investments	2,961,289	3,263,014
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	64,949,361	34,138,364

Net increase/(decrease) resulting from operations	64,566,091	35,570,662

2019 Contract Transactions
Contract purchase payments	527,773	270,269
Transfers between investment divisions, net	(14,189,577)	(10,205,201)
Transfers on account of death	(1,596,275)	(860,057)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,729,372)	(7,949,005)
Contract fees	(16,415)	(7,600)
Transfers–rider fees and other	(3,581,943)	(1,793,160)

Net increase/(decrease) from contract transactions	(33,585,809)	(20,544,754)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	30,980,282	15,025,908
Net Assets at December 31, 2018	203,236,287	110,012,136

Net Assets at December 31, 2019	$234,216,569	$125,038,044

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-38

Investment Options
Guardian U.S. Government Securities VIP	Guardian Total Return Bond VIP	Guardian Global Utilities VIP	Guardian Multi-Sector Bond VIP	Guardian Small Cap Core VIP	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$—	$—	$—	$—	$—	$ (5,144,885)	$ (727,928)
—	—	—	—	—	22,970,958	4,713,435
—	—	—	—	—	36,432,536	3,347,337
—	—	—	—	—	(88,639,088)	(10,300,090)

—	—	—	—	—	(34,380,479)	(2,967,246)

—	—	—	—	—	716,218	262,002
—	—	—	—	—	(10,412,082)	(787,050)
—	—	—	—	—	(1,723,222)	(175,072)
—	—	—	—	—	(35,125,334)	(5,405,547)
—	—	—	—	—	(30,587)	(8,834)
—	—	—	—	—	(5,229,908)	(213,013)

—	—	—	—	—	(51,804,915)	(6,327,514)

—	—	—	—	—	—	—

—	—	—	—	—	(86,185,394)	(9,294,760)
—	—	—	—	—	398,825,238	58,343,455

$—	$—	$—	$—	$—	$312,639,844	$49,048,695

$ (794,259)	$ (985,567)	$ (249,566)	$ (914,998)	$ (894,750)	$ (1,550,807)	$ (29,823)
(3,822)	9,680	(8,055)	10,007	468,522	21,999,418	13,599,783
—	—	—	—	—	48,200,192	3,543,515
(11,085)	992,900	2,244,323	902,916	31,521,443	16,858,938	(5,239,912)

(809,166)	17,013	1,986,702	(2,075)	31,095,215	85,507,741	11,873,563

109,569	172,800	26,157	140,261	84,027	557,019	222,142
277,628,441	346,066,769	85,801,618	318,910,766	286,681,029	(16,472,678)	(1,096,341)
(317,561)	(496,834)	(63,974)	(345,511)	(249,446)	(1,578,111)	(318,981)
(7,405,777)	(7,603,277)	(2,215,957)	(8,041,771)	(6,365,871)	(40,478,041)	(27,346,178)
(3,918)	(4,516)	(1,035)	(4,145)	(3,500)	(28,496)	(7,925)
(774,524)	(982,414)	(241,388)	(879,211)	(873,610)	(5,104,874)	(191,982)

269,236,230	337,152,528	83,305,421	309,780,389	279,272,629	(63,105,181)	(28,739,265)

—	—	—	—	—	—	—

268,427,064	337,169,541	85,292,123	309,778,314	310,367,844	22,402,560	(16,865,702)
—	—	—	—	—	312,639,844	49,048,695

$268,427,064	$337,169,541	$85,292,123	$309,778,314	$310,367,844	$335,042,404	$32,182,993

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(122,955)	$(2,621,438)
Net realized gain/(loss) from sale of investments	(150,779)	(987,010)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	175,096	2,325,800

Net increase/(decrease) resulting from operations	(98,638)	(1,282,648)

2018 Contract Transactions
Contract purchase payments	34,981	693,118
Transfers between investment divisions, net	(461,692)	454,315
Transfers on account of death	(65,170)	(1,734,605)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,909,600)	(20,966,215)
Contract fees	(2,329)	(22,497)
Transfers–rider fees and other	(90,861)	(4,042,301)

Net increase/(decrease) from contract transactions	(2,494,671)	(25,618,185)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,593,309)	(26,900,833)
Net Assets at December 31, 2017	13,211,963	279,951,622

Net Assets at December 31, 2018	$10,618,654	$253,050,789

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$578,430	$1,174,987
Net realized gain/(loss) from sale of investments	(49,401)	237,798
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	896,244	4,337,339

Net increase/(decrease) resulting from operations	1,425,273	5,750,124

2019 Contract Transactions
Contract purchase payments	22,214	524,382
Transfers between investment divisions, net	311,125	17,148,032
Transfers on account of death	(115,090)	(2,088,691)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,830,651)	(26,742,071)
Contract fees	(2,007)	(21,184)
Transfers–rider fees and other	(85,377)	(3,996,284)

Net increase/(decrease) from contract transactions	(1,699,786)	(15,175,816)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(274,513)	(9,425,692)
Net Assets at December 31, 2018	10,618,654	253,050,789

Net Assets at December 31, 2019	$10,344,141	$243,625,097

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-40

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(312,189)	$(232,464)	$(107,974)	$(4,100,696)	$(76,174)	$(12,658)	$(37,123)
781,322	(46,220)	378,625	(6,266,630)	65,686	54,575	23,908
2,890,044	270,000	1,045,281	89,439	512,370	—	530,763
(4,794,118)	(4,313,554)	(4,119,634)	415,170	(1,224,682)	(54,253)	(567,700)

(1,434,941)	(4,322,238)	(2,803,702)	(9,862,717)	(722,800)	(12,336)	(50,152)

78,417	111,676	61,006	938,684	24,385	820	28,251
(509,932)	1,797,274	(226,697)	14,512,293	(340,481)	25,315	26,988
(54,236)	(226,005)	(28,048)	(3,131,848)	(290)	—	—
(2,725,779)	(5,760,461)	(2,546,311)	(47,222,055)	(999,507)	(39,935)	(724,029)
(4,214)	(6,121)	(4,289)	(44,230)	(2,580)	(201)	(1,990)
(56,162)	(304,357)	(10,230)	(6,688,413)	(7,704)	(2,229)	(5,235)

(3,271,906)	(4,387,994)	(2,754,569)	(41,635,569)	(1,326,177)	(16,230)	(676,015)

—	—	—	—	—	—	—

(4,706,847)	(8,710,232)	(5,558,271)	(51,498,286)	(2,048,977)	(28,566)	(726,167)
20,190,248	39,743,340	16,306,470	503,544,033	6,834,522	964,906	5,057,310

$15,483,401	$31,033,108	$10,748,199	$452,045,747	$4,785,545	$936,340	$4,331,143

$(284,594)	$194,738	$(65,866)	$5,555,065	$(60,696)	$(17,427)	$(44,188)
210,915	432,780	(113,476)	(2,004,006)	(275,308)	161,188	4,747
3,583,720	1,803,273	551,514	—	379,702	61,362	424,034
1,822,205	3,573,578	1,692,765	23,243,573	749,265	71,731	661,229

5,332,246	6,004,369	2,064,937	26,794,632	792,963	276,854	1,045,822

46,269	93,807	49,850	866,060	47,096	720	35,526
(258,217)	(492,391)	75,777	8,208,811	(123,414)	98,511	(107,221)
(68,527)	(242,645)	(66,752)	(4,154,093)	(55,619)	—	(53,690)
(3,318,400)	(5,825,604)	(1,976,443)	(52,990,361)	(906,839)	(218,664)	(911,432)
(3,824)	(5,390)	(3,520)	(40,981)	(2,128)	(158)	(1,790)
(51,952)	(275,593)	(11,309)	(6,573,880)	(6,584)	(2,651)	(4,761)

(3,654,651)	(6,747,816)	(1,932,397)	(54,684,444)	(1,047,488)	(122,242)	(1,043,368)

—	—	—	—	—	—	—

1,677,595	(743,447)	132,540	(27,889,812)	(254,525)	154,612	2,454
15,483,401	31,033,108	10,748,199	452,045,747	4,785,545	936,340	4,331,143

$17,160,996	$30,289,661	$10,880,739	$424,155,935	$4,531,020	$1,090,952	$4,333,597

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$106,152	$(29,459)
Net realized gain/(loss) from sale of investments	120,516	2,535,359
Reinvested realized gain distributions	165,776	—
Net change in unrealized appreciation/(depreciation) of investments	(717,446)	(2,357,260)

Net increase/(decrease) resulting from operations	(325,002)	148,640

2018 Contract Transactions
Contract purchase payments	97,351	4,450
Transfers between investment divisions, net	(73,909)	(6,983,813)
Transfers on account of death	(185,388)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(69,782)	(381,923)
Contract fees	—	(529)
Transfers–rider fees and other	(800)	(6,354)

Net increase/(decrease) from contract transactions	(232,528)	(7,368,169)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(557,530)	(7,219,529)
Net Assets at December 31, 2017	2,483,319	7,219,529

Net Assets at December 31, 2018	$1,925,789	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$58,944	$—
Net realized gain/(loss) from sale of investments	34,679	—
Reinvested realized gain distributions	134,787	—
Net change in unrealized appreciation/(depreciation) of investments	218,427	—

Net increase/(decrease) resulting from operations	446,837	—

2019 Contract Transactions
Contract purchase payments	182,492	—
Transfers between investment divisions, net	5,440	—
Transfers on account of death	(159,379)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(143,799)	—
Contract fees	—	—
Transfers–rider fees and other	(2)	—

Net increase/(decrease) from contract transactions	(115,248)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	331,589	—
Net Assets at December 31, 2018	1,925,789	—

Net Assets at December 31, 2019	$2,257,378	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-42

Investment Options
Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 10/18/2019

$(10,569)	$9,888	$7,017	$(192,842)	$(620,723)	$(564,778)	$(799,632)
(4,237)	(489)	(22,946)	644,362	4,696,475	24,000,833	(686,670)
79,230	5,428	—	—	—	—	3,801,844
(225,831)	(47,543)	(15,317)	(2,469,212)	(8,709,207)	(26,376,175)	(11,120,458)

(161,407)	(32,716)	(31,246)	(2,017,692)	(4,633,455)	(2,940,120)	(8,804,916)

4,224	6,930	9,106	35,178	101,744	111,787	108,348
(5,797)	36,518	(12,343)	(48,036,479)	(156,910,499)	(143,537,758)	(259,405)
—	—	(13,909)	(67,610)	(225,875)	(162,480)	(237,884)
(71,396)	(112,516)	(418,974)	(614,750)	(1,791,428)	(1,381,612)	(2,647,831)
(309)	(124)	(984)	(1,269)	(3,606)	(2,734)	(4,514)
(1,317)	(761)	(17,167)	(227,558)	(757,310)	(614,373)	(925,201)

(74,595)	(69,953)	(454,271)	(48,912,488)	(159,586,974)	(145,587,170)	(3,966,487)

—	—	—	—	—	—	—

(236,002)	(102,669)	(485,517)	(50,930,180)	(164,220,429)	(148,527,290)	(12,771,403)
852,534	493,400	2,369,991	50,930,180	164,220,429	148,527,290	57,939,614

$616,532	$390,731	$1,884,474	$—	$—	$—	$45,168,211

$(10,149)	$5,070	$16,862	$—	$—	$—	$(607,992)
12,212	8,747	(66,745)	—	—	—	(10,023,860)
91,568	429	—	—	—	—	6,763,077
42,009	59,088	137,035	—	—	—	11,450,735

135,640	73,334	87,152	—	—	—	7,581,960

7,781	2,948	4,871	—	—	—	65,047
(13,316)	(12,297)	(1,758,736)	—	—	—	(49,246,641)
(18,431)	(41,371)	(59,595)	—	—	—	(300,896)
(266,330)	(102,524)	(143,841)	—	—	—	(2,532,126)
(243)	(85)	(667)	—	—	—	(3,527)
(1,286)	(810)	(13,658)	—	—	—	(732,028)

(291,825)	(154,139)	(1,971,626)	—	—	—	(52,750,171)

—	—	—	—	—	—	—

(156,185)	(80,805)	(1,884,474)	—	—	—	(45,168,211)
616,532	390,731	1,884,474	—	—	—	45,168,211

$460,347	$309,926	$—	$—	$—	$—	$—

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II

	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(686,695)	$(198,404)
Net realized gain/(loss) from sale of investments	31,190,383	3,739,994
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(36,710,734)	(3,691,214)

Net increase/(decrease) resulting from operations	(6,207,046)	(149,624)

2018 Contract Transactions
Contract purchase payments	106,610	34,739
Transfers between investment divisions, net	(174,123,034)	(50,938,006)
Transfers on account of death	(250,654)	(69,179)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,946,409)	(575,834)
Contract fees	(3,991)	(1,220)
Transfers–rider fees and other	(831,551)	(230,182)

Net increase/(decrease) from contract transactions	(177,049,029)	(51,779,682)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(183,256,075)	(51,929,306)
Net Assets at December 31, 2017	183,256,075	51,929,306

Net Assets at December 31, 2018	$—	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2019 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2018	—	—

Net Assets at December 31, 2019	$—	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-44

Investment Options
Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B

1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/24/2019

$(21,554)	$(1,049)	$(12,622)	$(1,562,237)	$(30,841)	$(17,287)	$4,000
380,027	(303,852)	185,378	3,387,179	152,889	96,719	(163,670)
—	749,427	—	25,009,418	238,678	—	119,654
(563,059)	(1,098,465)	(157,506)	(40,715,205)	(343,246)	(207,056)	(144,942)

(204,586)	(653,939)	15,250	(13,880,845)	17,480	(127,624)	(184,958)

3,543	279,561	5,479	385,375	7,258	3,387	28,715
(4,968,577)	(716,464)	(2,843,479)	(13,978,182)	109,433	(22,933)	51,780
—	(393,118)	(13,822)	(977,080)	—	(8,484)	(9,272)
(377,401)	(119,447)	(87,647)	(19,591,715)	(294,909)	(162,682)	(416,115)
(565)	—	(227)	(16,072)	(546)	(415)	(1,136)
(3,564)	306	(1,242)	(3,335,993)	(7,004)	(4,715)	(5,602)

(5,346,564)	(949,162)	(2,940,938)	(37,513,667)	(185,768)	(195,842)	(351,630)

—	—	—	—	—	—	—

(5,551,150)	(1,603,101)	(2,925,688)	(51,394,512)	(168,288)	(323,466)	(536,588)
5,551,150	8,725,813	2,925,688	241,133,301	1,880,058	1,249,105	3,293,503

$—	$7,122,712	$—	$189,738,789	$1,711,770	$925,639	$2,756,915

$—	$(97,844)	$—	$(847,812)	$(21,707)	$(14,450)	$75,807
—	(22,868)	—	(573,335)	160,803	111,538	(352,608)
—	—	—	22,122,587	212,824	53,041	256,293
—	1,037,175	—	19,197,484	983	82,979	401,345

—	916,463	—	39,898,924	352,903	233,108	380,837

—	237,042	—	297,657	3,117	3,321	17,803
—	(155,313)	—	209,431	(1,579,807)	6,679	(3,042,534)
—	(721,633)	—	(849,909)	(3,479)	(3,013)	—
—	(249,876)	—	(22,712,772)	(480,067)	(257,111)	(99,718)
—	—	—	(15,105)	(436)	(389)	(447)
—	820	—	(3,268,340)	(4,001)	(3,145)	(12,856)

—	(888,960)	—	(26,339,038)	(2,064,673)	(253,658)	(3,137,752)

—	—	—	—	—	—	—

—	27,503	—	13,559,886	(1,711,770)	(20,550)	(2,756,915)
—	7,122,712	—	189,738,789	1,711,770	925,639	2,756,915

$—	$7,150,215	$—	$203,298,675	$—	$905,089	$—

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B

	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,223)	$13,432
Net realized gain/(loss) from sale of investments	243,700	45,590
Reinvested realized gain distributions	—	4,543
Net change in unrealized appreciation/(depreciation) of investments	(288,930)	(360,444)

Net increase/(decrease) resulting from operations	(48,453)	(296,879)

2018 Contract Transactions
Contract purchase payments	2,750	266,775
Transfers between investment divisions, net	(856,296)	(14,311)
Transfers on account of death	—	(640,492)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,542)	(69,409)
Contract fees	(61)	(139)
Transfers–rider fees and other	(450)	(11,392)

Net increase/(decrease) from contract transactions	(865,599)	(468,968)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(914,052)	(765,847)
Net Assets at December 31, 2017	914,052	3,638,282

Net Assets at December 31, 2018	$—	$2,872,435

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$14,681
Net realized gain/(loss) from sale of investments	—	12,917
Reinvested realized gain distributions	—	3,423
Net change in unrealized appreciation/(depreciation) of investments	—	347,851

Net increase/(decrease) resulting from operations	—	378,872

2019 Contract Transactions
Contract purchase payments	—	1,050
Transfers between investment divisions, net	—	(72,176)
Transfers on account of death	—	(33,456)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(54,335)
Contract fees	—	(129)
Transfers–rider fees and other	—	(11,947)

Net increase/(decrease) from contract transactions	—	(170,993)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	207,879
Net Assets at December 31, 2018	—	2,872,435

Net Assets at December 31, 2019	$—	$3,080,314

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-46

Investment Options
BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2

1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(1,894,168)	$(30,208)	$(907,414)	$13,325	$(1,192)	$(1,439,088)	$(6,112)
16,442,167	4,515	10,278,246	(85,317)	9,080	1,766,762	11,108
29,840,835	191,052	39,623,503	168,377	45,435	16,941,489	66,573
(38,536,056)	(563,732)	(67,144,087)	(229,560)	(91,320)	(39,089,413)	(90,048)

5,852,778	(398,373)	(18,149,752)	(133,175)	(37,997)	(21,820,250)	(18,479)

286,044	145,075	641,106	14,547	1,935	263,616	531
(106,583,970)	6,575	(17,514,932)	708,405	46,806	3,212,499	38,117
(485,286)	(45,012)	(1,356,468)	—	(8,079)	(573,482)	(1,339)
(6,634,347)	(637,378)	(24,024,650)	(283,410)	(73,964)	(7,918,409)	(51,366)
(7,572)	(1,089)	(22,407)	(276)	(413)	(8,378)	(124)
(2,000,963)	(5)	(4,936,967)	112	(832)	(1,696,247)	(269)

(115,426,094)	(531,834)	(47,214,318)	439,378	(34,547)	(6,720,401)	(14,450)

—	—	—	—	—	—	—

(109,573,316)	(930,207)	(65,364,070)	306,203	(72,544)	(28,540,651)	(32,929)
201,274,217	4,888,928	339,171,752	1,134,715	663,572	120,385,295	429,688

$91,700,901	$3,958,721	$273,807,682	$1,440,918	$591,028	$91,844,644	$396,759

$(1,112,146)	$(23,326)	$(1,082,691)	$3,493	$(1,590)	$(1,237,579)	$(10,184)
(998,976)	(139,020)	825,341	(111,147)	14,718	(1,354,146)	26,788
1,055,682	131,116	15,809,079	57,068	31,150	8,945,439	92,109
18,809,013	577,240	54,503,184	340,410	82,241	11,379,386	33,959

17,753,573	546,010	70,054,913	289,824	126,519	17,733,100	142,672

113,056	98,828	453,540	13,443	4,802	195,304	11,656
(99,405,207)	(174,501)	(4,186,648)	(163,948)	499,525	11,525,389	6,552
(290,007)	(139,991)	(1,475,063)	(6,491)	—	(687,551)	(56,381)
(8,445,238)	(1,225,771)	(30,914,112)	(191,737)	(135,700)	(9,921,220)	(59,910)
(5,095)	(967)	(21,134)	(277)	(364)	(7,741)	(142)
(1,421,983)	(15)	(4,883,479)	1,350	603	(1,656,503)	(1)

(109,454,474)	(1,442,417)	(41,026,896)	(347,660)	368,866	(552,322)	(98,226)

—	—	—	—	—	—	—

(91,700,901)	(896,407)	29,028,017	(57,836)	495,385	17,180,778	44,446
91,700,901	3,958,721	273,807,682	1,440,918	591,028	91,844,644	396,759

$—	$3,062,314	$302,835,699	$1,383,082	$1,086,413	$109,025,422	$441,205

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund

	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(716)	$(1,889)
Net realized gain/(loss) from sale of investments	25,546	(54,509)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(24,242)	46,199

Net increase/(decrease) resulting from operations	588	(10,199)

2018 Contract Transactions
Contract purchase payments	139	—
Transfers between investment divisions, net	(182,827)	(454,900)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(3,227)	(33,557)
Contract fees	(16)	(28)
Transfers–rider fees and other	—	(414)

Net increase/(decrease) from contract transactions	(185,931)	(488,899)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(185,343)	(499,098)
Net Assets at December 31, 2017	185,343	499,098

Net Assets at December 31, 2018	$—	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2019 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2018	—	—

Net Assets at December 31, 2019	$—	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-48

Investment Options
CTIVPSM - AQR Managed Futures Strategy Class 2	Davis Financial	Davis Real Estate	Davis Value	Wells Fargo VT International Equity Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019

$(484)	$(5,173)	$26,999	$(243,470)	$(895,154)	$(9,580)	$(4,758,378)
—	51,627	185,640	(1,568,714)	25,778,230	87,319	39,259,359
—	249,721	105,761	6,321,369	—	166,200	48,030,331
(3,747)	(532,986)	(474,707)	(9,696,523)	(27,008,071)	(412,232)	(114,602,038)

(4,231)	(236,811)	(156,307)	(5,187,338)	(2,124,995)	(168,293)	(32,070,726)

560	5,798	17,070	75,718	178,526	9,290	1,229,319
—	(35,362)	(99,229)	754,562	(232,286,596)	47,966	(101,467,592)
—	—	—	(153,620)	(249,232)	(9,821)	(2,097,547)
—	(353,697)	(352,556)	(6,677,277)	(3,968,832)	(496,176)	(35,548,276)
—	(616)	(1,050)	(5,916)	(4,376)	(1,391)	(37,371)
—	(3,878)	(5,046)	(327,277)	(1,120,655)	(2,426)	(6,743,606)

560	(387,755)	(440,811)	(6,333,810)	(237,451,165)	(452,558)	(144,665,073)

—	—	—	—	—	—	—

(3,671)	(624,566)	(597,118)	(11,521,148)	(239,576,160)	(620,851)	(176,735,799)
47,677	2,272,820	2,668,798	42,210,638	239,576,160	3,353,591	557,951,706

$44,006	$1,648,254	$2,071,680	$30,689,490	$—	$2,732,740	$381,215,907

$(519)	$(4,642)	$(14,362)	$(7,972)	$—	$(3,165)	$(4,556,360)
—	(22,174)	158,845	(3,491,480)	—	59,691	43,229,170
—	99,772	73,586	1,483,406	—	141,013	49,547,447
183	293,067	260,506	10,246,690	—	353,744	(16,346,972)

(336)	366,023	478,575	8,230,644	—	551,283	71,873,285

—	7,251	16,258	92,376	—	21,805	648,700
1,308	4,578	23,753	(866,107)	—	41,729	(417,150,303)
—	(48,969)	(35,807)	(223,230)	—	—	(1,824,797)
—	(314,615)	(225,722)	(6,212,710)	—	(697,161)	(29,323,159)
—	(611)	(1,060)	(5,116)	—	(1,350)	(25,857)
(1)	(1,517)	(4,555)	(289,019)	—	(1,407)	(5,413,776)

1,307	(353,883)	(227,133)	(7,503,806)	—	(636,384)	(453,089,192)

—	—	—	—	—	—	—

971	12,140	251,442	726,838	—	(85,101)	(381,215,907)
44,006	1,648,254	2,071,680	30,689,490	—	2,732,740	381,215,907

$44,977	$1,660,394	$2,323,122	$31,416,328	$—	$2,647,639	$—

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$72,183	$(8,565)
Net realized gain/(loss) from sale of investments	614,054	245,502
Reinvested realized gain distributions	748,345	327,795
Net change in unrealized appreciation/(depreciation) of investments	(2,842,051)	(537,377)

Net increase/(decrease) resulting from operations	(1,407,469)	27,355

2018 Contract Transactions
Contract purchase payments	28,092	2,113
Transfers between investment divisions, net	(185,989)	(2,108,717)
Transfers on account of death	(89,654)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,318,679)	(98,904)
Contract fees	(3,067)	(213)
Transfers–rider fees and other	(121,844)	(624)

Net increase/(decrease) from contract transactions	(2,691,141)	(2,206,345)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(4,098,610)	(2,178,990)
Net Assets at December 31, 2017	16,805,312	2,178,990

Net Assets at December 31, 2018	$12,706,702	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$29,239	$—
Net realized gain/(loss) from sale of investments	148,975	—
Reinvested realized gain distributions	898,440	—
Net change in unrealized appreciation/(depreciation) of investments	1,870,321	—

Net increase/(decrease) resulting from operations	2,946,975	—

2019 Contract Transactions
Contract purchase payments	15,699	—
Transfers between investment divisions, net	(260,538)	—
Transfers on account of death	(136,978)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,426,056)	—
Contract fees	(2,738)	—
Transfers–rider fees and other	(111,739)	—

Net increase/(decrease) from contract transactions	(2,922,350)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	24,625	—
Net Assets at December 31, 2018	12,706,702	—

Net Assets at December 31, 2019	$12,731,327	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-50

Investment Options
Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$338,307	$(2,353,266)	$464	$(18,158)	$(328,268)	$(112,347)	$18,972
(20,106)	7,473,866	29,333	—	437,844	(198,608)	220,993
347,015	20,344,320	—	—	1,497,027	—	280,615
(1,962,407)	(58,965,627)	(92,882)	—	1,191,692	334,687	(1,039,425)

(1,297,191)	(33,500,707)	(63,085)	(18,158)	2,798,295	23,732	(518,845)

97,106	487,210	10,567	1,672,712	769,257	52,200	27,833
1,758,862	(3,369,433)	145,567	7,415,717	(1,550,746)	66,102	(64,115)
(336,318)	(1,201,302)	(17,860)	(4,195,451)	(1,235,249)	(161,244)	—
(9,780,432)	(25,548,203)	(107,443)	(4,495,319)	(764,428)	(1,278,645)	(546,451)
(6,811)	(21,964)	(112)	(5,957)	—	(907)	(1,341)
(463,129)	(2,935,658)	—	984	(7,933)	(1,266)	(9,980)

(8,730,722)	(32,589,350)	30,719	392,686	(2,789,099)	(1,323,760)	(594,054)

—	—	—	84,579	—	—	—

(10,027,913)	(66,090,057)	(32,366)	459,107	9,196	(1,300,028)	(1,112,899)
56,095,776	246,241,907	348,487	19,425,587	24,705,010	7,743,788	3,691,816

$46,067,863	$180,151,850	$316,121	$19,884,694	$24,714,206	$6,443,760	$2,578,917

$411,922	$(1,558,262)	$(3,027)	$56,584	$(395,076)	$348,840	$29,840
(836,520)	(1,738,116)	8,933	15	726,137	(169,124)	(4,296)
—	22,832,548	13,073	—	2,460,135	—	489,936
3,843,705	18,322,447	56,574	(15)	6,650,569	(149,625)	(185,377)

3,419,107	37,858,617	75,553	56,584	9,441,765	30,091	330,103

96,401	366,485	3,294	371,427	808,917	349,223	25,566
1,763,808	11,235,033	(7,821)	5,447,493	(505,341)	51,790	99,597
(754,584)	(1,072,563)	—	(962,095)	(912,744)	(342,530)	(7,200)
(7,905,222)	(25,389,688)	(72,491)	(4,391,677)	(1,446,107)	(707,326)	(407,657)
(6,000)	(19,725)	(106)	(6,116)	—	(796)	(1,095)
(419,771)	(2,818,651)	—	34,719	(1,595)	(409)	(8,084)

(7,225,368)	(17,699,109)	(77,124)	493,751	(2,056,870)	(650,048)	(298,873)

—	—	—	(58,368)	—	—	—

(3,806,261)	20,159,508	(1,571)	491,967	7,384,895	(619,957)	31,230
46,067,863	180,151,850	316,121	19,884,694	24,714,206	6,443,760	2,578,917

$42,261,602	$200,311,358	$314,550	$20,376,661	$32,099,101	$5,823,803	$2,610,147

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,232,936	$161,556
Net realized gain/(loss) from sale of investments	(369,335)	109,147
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(35,556,413)	(516,112)

Net increase/(decrease) resulting from operations	(33,692,812)	(245,409)

2018 Contract Transactions
Contract purchase payments	570,381	4,387
Transfers between investment divisions, net	17,159,900	126,740
Transfers on account of death	(902,657)	(54,130)
Transfers for annuity benefits, surrenders and partial withdrawals	(10,274,880)	(1,017,752)
Contract fees	(12,109)	(952)
Transfers–rider fees and other	(2,781,435)	(3,692)

Net increase/(decrease) from contract transactions	3,759,200	(945,399)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(29,933,612)	(1,190,808)
Net Assets at December 31, 2017	198,906,211	5,328,251

Net Assets at December 31, 2018	$168,972,599	$4,137,443

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$450,930	$168,744
Net realized gain/(loss) from sale of investments	(4,826,989)	45,873
Reinvested realized gain distributions	1,853,254	71,243
Net change in unrealized appreciation/(depreciation) of investments	21,334,813	276,141

Net increase/(decrease) resulting from operations	18,812,008	562,001

2019 Contract Transactions
Contract purchase payments	373,633	109,862
Transfers between investment divisions, net	16,112,085	243,298
Transfers on account of death	(1,165,534)	(352,709)
Transfers for annuity benefits, surrenders and partial withdrawals	(13,161,645)	(604,328)
Contract fees	(11,583)	(686)
Transfers–rider fees and other	(2,839,908)	(3,937)

Net increase/(decrease) from contract transactions	(692,952)	(608,500)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	18,119,056	(46,499)
Net Assets at December 31, 2018	168,972,599	4,137,443

Net Assets at December 31, 2019	$187,091,655	$4,090,944

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-52

Investment Options
Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class

1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

$17,619	$3,820,382	$(25,261)	$(472,714)	$344,663	$(483,443)	$(1,041)
174,217	(6,177,975)	906,962	(198,253)	(233,865)	(3,464,053)	75,833
84,293	—	757,159	13,139,793	823,362	—	—
(502,889)	(1,396,703)	(2,266,110)	(24,091,408)	(2,556,974)	1,404,056	(79,667)

(226,760)	(3,754,296)	(627,250)	(11,622,582)	(1,622,814)	(2,543,440)	(4,875)

774	676,497	11,051	195,410	577,199	93,075	—
(156,861)	8,862,641	(62,425)	2,036,663	(733,537)	(122,868,893)	(281,866)
—	(1,888,692)	(34,430)	(506,444)	(1,654,688)	(199,103)	—
(573,123)	(22,376,775)	(2,339,287)	(10,247,864)	(848,680)	(1,110,855)	(398)
(316)	(23,228)	(2,283)	(8,022)	—	(2,563)	(37)
(3,478)	(4,493,419)	(59,527)	(1,146,654)	(1,732)	(549,362)	(82)

(733,004)	(19,242,976)	(2,486,901)	(9,676,911)	(2,661,438)	(124,637,701)	(282,383)

—	—	—	—	—	—	—

(959,764)	(22,997,272)	(3,114,151)	(21,299,493)	(4,284,252)	(127,181,141)	(287,258)
2,900,105	306,761,828	13,134,361	92,630,345	31,257,378	127,181,141	287,258

$1,940,341	$283,764,556	$10,020,210	$71,330,852	$26,973,126	$—	$—

$3,302	$4,958,225	$196	$(299,782)	$288,123	$—	$—
49,840	(13,213,617)	369,239	(5,892,741)	51,070	—	—
188,931	—	1,587,235	12,917,137	1,642,669	—	—
129,038	18,886,893	(113,093)	9,986,920	4,379,262	—	—

371,111	10,631,501	1,843,577	16,711,534	6,361,124	—	—

740	458,585	4,597	153,704	834,513	—	—
(8,331)	(267,243,571)	(10,036,784)	(787,110)	(425,118)	—	—
(12,586)	(2,039,028)	(209,213)	(440,548)	(1,135,075)	—	—
(389,592)	(21,870,274)	(1,578,353)	(9,904,006)	(1,412,989)	—	—
(303)	(18,313)	(1,726)	(7,198)	—	—	—
(2,716)	(3,683,456)	(42,308)	(1,084,158)	1,884	—	—

(412,788)	(294,396,057)	(11,863,787)	(12,069,316)	(2,136,785)	—	—

—	—	—	—	—	—	—

(41,677)	(283,764,556)	(10,020,210)	4,642,218	4,224,339	—	—
1,940,341	283,764,556	10,020,210	71,330,852	26,973,126	—	—

$1,898,664	$—	$—	$75,973,070	$31,197,465	$—	$—

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Growth Service Class	MFS Investors Trust Service Class

	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(7,816)	$(1,379)
Net realized gain/(loss) from sale of investments	375,419	39,139
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(318,400)	(43,247)

Net increase/(decrease) resulting from operations	49,203	(5,487)

2018 Contract Transactions
Contract purchase payments	5,676	—
Transfers between investment divisions, net	(1,722,628)	(335,879)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(107,145)	(57,077)
Contract fees	(254)	(34)
Transfers–rider fees and other	(686)	(293)

Net increase/(decrease) from contract transactions	(1,825,037)	(393,283)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,775,834)	(398,770)
Net Assets at December 31, 2017	1,775,834	398,770

Net Assets at December 31, 2018	$—	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2019 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2018	—	—

Net Assets at December 31, 2019	$—	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-54

Investment Options
MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(648,166)	$8,865	$32,221	$(553,901)	$(4,253)	$(439,323)	$(34,783)
1,152,165	(3,208)	512,123	1,165,925	108,384	3,085,567	145,541
5,936,354	—	334,477	358,263	—	1,648,151	100,878
(7,031,741)	(21,950)	(1,408,164)	(1,382,660)	(149,518)	(3,738,762)	(1,186,656)

(591,388)	(16,293)	(529,343)	(412,373)	(45,387)	555,633	(975,020)

125,134	2,750	13,808	199,996	12,921	83,637	318,810
(4,694,082)	19,206	12,979	(386,672)	(999,066)	(2,686,857)	125,268
(166,365)	—	(18,964)	(516,989)	(17,432)	(118,024)	(425,648)
(1,911,211)	(42,354)	(1,561,762)	(6,742,414)	(169,437)	(1,596,452)	(215,525)
(3,066)	(194)	(3,286)	(6,723)	(59)	(2,178)	—
(626,106)	(224)	(12,968)	(1,361,123)	(369)	(430,015)	(1,331)

(7,275,696)	(20,816)	(1,570,193)	(8,813,925)	(1,173,442)	(4,749,889)	(198,426)

—	—	—	—	—	—	—

(7,867,084)	(37,109)	(2,099,536)	(9,226,298)	(1,218,829)	(4,194,256)	(1,173,446)
44,652,627	476,676	8,392,338	94,387,304	1,218,829	29,272,139	9,000,321

$36,785,543	$439,567	$6,292,802	$85,161,006	$—	$25,077,883	$7,826,875

$(626,593)	$7,954	$30,751	$2,207,282	$—	$(417,242)	$9,937
1,666,865	(747)	367,329	13,679,557	—	2,757,615	137,236
7,990,828	—	165,233	256,145	—	2,923,751	269,578
4,728,543	34,279	499,688	615,748	—	2,817,203	1,427,797

13,759,643	41,486	1,063,001	16,758,732	—	8,081,327	1,844,548

85,604	1,500	21,701	107,330	—	48,019	35,519
(2,856,030)	25,982	(143,809)	(94,044,132)	—	(1,911,848)	81,068
(301,611)	—	(143,707)	(407,671)	—	(248,651)	(296,346)
(2,773,132)	(15,355)	(1,116,720)	(6,439,219)	—	(2,179,714)	(349,026)
(2,959)	(167)	(2,787)	(5,450)	—	(2,134)	—
(630,665)	(273)	(12,219)	(1,130,596)	—	(427,035)	(41)

(6,478,793)	11,687	(1,397,541)	(101,919,738)	—	(4,721,363)	(528,826)

—	—	—	—	—	—	—

7,280,850	53,173	(334,540)	(85,161,006)	—	3,359,964	1,315,722
36,785,543	439,567	6,292,802	85,161,006	—	25,077,883	7,826,875

$44,066,393	$492,740	$5,958,262	$—	$—	$28,437,847	$9,142,597

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(145,582)	$(350,694)
Net realized gain/(loss) from sale of investments	(83,537)	11,674,774
Reinvested realized gain distributions	4,235,038	—
Net change in unrealized appreciation/(depreciation) of investments	(8,278,477)	(13,578,397)

Net increase/(decrease) resulting from operations	(4,272,558)	(2,254,317)

2018 Contract Transactions
Contract purchase payments	178,174	52,311
Transfers between investment divisions, net	(2,075,844)	(87,766,277)
Transfers on account of death	(119,901)	(97,041)
Transfers for annuity benefits, surrenders and partial withdrawals	(852,172)	(2,503,995)
Contract fees	(2,747)	(2,105)
Transfers–rider fees and other	(684,792)	(399,124)

Net increase/(decrease) from contract transactions	(3,557,282)	(90,716,231)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(7,829,840)	(92,970,548)
Net Assets at December 31, 2017	50,856,770	92,970,548

Net Assets at December 31, 2018	$43,026,930	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(95,327)	$—
Net realized gain/(loss) from sale of investments	(241,537)	—
Reinvested realized gain distributions	3,707,878	—
Net change in unrealized appreciation/(depreciation) of investments	8,057,977	—

Net increase/(decrease) resulting from operations	11,428,991	—

2019 Contract Transactions
Contract purchase payments	125,940	—
Transfers between investment divisions, net	(396,068)	—
Transfers on account of death	(167,668)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,595,493)	—
Contract fees	(2,712)	—
Transfers–rider fees and other	(713,381)	—

Net increase/(decrease) from contract transactions	(2,749,382)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	8,679,609	—
Net Assets at December 31, 2018	43,026,930	—

Net Assets at December 31, 2019	$51,706,539	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-56

Investment Options
Invesco Oppenheimer International Growth Fund	Invesco Oppenheimer Main St Small Cap Service Class	Invesco Oppenheimer Global Strategy Income	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class

1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019

$(43,256)	$(3,543,422)	$10,671,193	$4,267	$14,809	$3,680,835	$(1,803)
152,998	6,605,806	(9,034,384)	(66,106)	(96,859)	(10,211,435)	35,764
114,283	32,932,479	—	—	—	3,773,575	144,553
(1,511,789)	(62,085,778)	(22,659,509)	35,939	20,823	(8,410,633)	(262,364)

(1,287,764)	(26,090,915)	(21,022,700)	(25,900)	(61,227)	(11,167,658)	(83,850)

223,369	582,014	753,983	409	2,786	736,221	13,605
(1,070,132)	(9,272,102)	11,896,996	75,434	67,209	(217,489,356)	(981)
(330,774)	(1,053,827)	(1,969,141)	(71,423)	(7,655)	(2,119,936)	(228,680)
(217,949)	(16,577,918)	(28,130,133)	(397,782)	(509,390)	(30,379,894)	(98,704)
(133)	(17,504)	(26,547)	(366)	(417)	(31,711)	—
(1,889)	(3,828,437)	(5,157,985)	(1)	28	(6,035,804)	2

(1,397,508)	(30,167,774)	(22,632,827)	(393,729)	(447,439)	(255,320,480)	(314,758)

—	—	—	—	—	—	—

(2,685,272)	(56,258,689)	(43,655,527)	(419,629)	(508,666)	(266,488,138)	(398,608)
7,454,433	264,025,170	359,909,768	1,869,013	1,947,674	578,509,034	1,537,258

$4,769,161	$207,766,481	$316,254,241	$1,449,384	$1,439,008	$312,020,896	$1,138,650

$(31,925)	$(2,708,199)	$7,377,601	$18,796	$(1,569)	$3,840,296	$6,868
(53,070)	(18,062,140)	(19,819,943)	(1,163)	(100,555)	(647,509)	(4,948)
260,726	22,047,792	—	—	—	—	—
1,015,858	28,763,680	34,278,153	24,267	185,527	18,205,712	186,465

1,191,589	30,041,133	21,835,811	41,900	83,403	21,398,499	188,385

42,844	346,238	503,840	293	2,766	496,678	1,160
(250,582)	(218,438,513)	(306,894,459)	24,967	(5,201)	(300,687,118)	—
(134,700)	(1,109,416)	(2,190,019)	(435)	(49,143)	(1,835,536)	(64,667)
(263,822)	(15,517,352)	(25,277,118)	(227,564)	(674,104)	(27,218,760)	(22,874)
—	(13,603)	(21,119)	(313)	(336)	(21,811)	—
172	(3,074,968)	(4,211,177)	(710)	—	(4,152,848)	914

(606,088)	(237,807,614)	(338,090,052)	(203,762)	(726,018)	(333,419,395)	(85,467)

—	—	—	—	—	—	—

585,501	(207,766,481)	(316,254,241)	(161,862)	(642,615)	(312,020,896)	102,918
4,769,161	207,766,481	316,254,241	1,449,384	1,439,008	312,020,896	1,138,650

$5,354,662	$—	$—	$1,287,522	$796,393	$—	$1,241,568

B-57

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$26,405	$128,491
Net realized gain/(loss) from sale of investments	(417)	22,050,292
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(34,778)	(28,971,725)

Net increase/(decrease) resulting from operations	(8,790)	(6,792,942)

2018 Contract Transactions
Contract purchase payments	35,262	162,257
Transfers between investment divisions, net	148,923	(199,464,212)
Transfers on account of death	(40,773)	(198,843)
Transfers for annuity benefits, surrenders and partial withdrawals	(77,377)	(1,734,500)
Contract fees	—	(2,587)
Transfers–rider fees and other	31	(534,839)

Net increase/(decrease) from contract transactions	66,066	(201,772,724)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	57,276	(208,565,666)
Net Assets at December 31, 2017	1,942,851	208,565,666

Net Assets at December 31, 2018	$2,000,127	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$60,446	$—
Net realized gain/(loss) from sale of investments	4,309	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	4,039	—

Net increase/(decrease) resulting from operations	68,794	—

2019 Contract Transactions
Contract purchase payments	79,500	—
Transfers between investment divisions, net	11,477	—
Transfers on account of death	(72,039)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(57,246)	—
Contract fees	—	—
Transfers–rider fees and other	1	—

Net increase/(decrease) from contract transactions	(38,307)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	30,487	—
Net Assets at December 31, 2018	2,000,127	—

Net Assets at December 31, 2019	$2,030,614	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-58

Investment Options
Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II

1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019

$—	$(1,736,523)	$1,124,038	$49,766	$132,321	$(491,799)	$80,605
(4,571)	4,939,160	(294,403)	11,171,694	(39,717)	22,383,564	(25,071)
—	15,260,893	186,852	8,829,919	—	—	—
3,572	(57,509,869)	(2,687,212)	(27,464,163)	(453,628)	(18,866,158)	(139,880)

(999)	(39,046,339)	(1,670,725)	(7,412,784)	(361,024)	3,025,607	(84,346)

—	302,807	425,961	926,139	432,421	97,226	172,942
(55,460)	11,557,927	152,205	(126,392,124)	(79,644)	(124,385,194)	(21,908)
—	(785,824)	(2,080,471)	(869,178)	(352,011)	(96,590)	(188,548)
—	(15,328,699)	(1,403,139)	(1,469,256)	(228,462)	(1,012,845)	(121,552)
(6)	(12,586)	(2,762)	(1,661)	—	(1,673)	—
—	(2,779,802)	(633,225)	(331,181)	441	(304,859)	53

(55,466)	(7,046,177)	(3,541,431)	(128,137,261)	(227,255)	(125,703,935)	(159,013)

—	—	—	—	—	—	—

(56,465)	(46,092,516)	(5,212,156)	(135,550,045)	(588,279)	(122,678,328)	(243,359)
56,465	197,074,552	69,268,040	148,596,565	9,025,571	122,678,328	5,562,820

$—	$150,982,036	$64,055,884	$13,046,520	$8,437,292	$—	$5,319,461

$—	$(637,240)	$1,065,461	$82,450	$85,620	$—	$122,244
—	1,180,227	34,525	(2,494)	(43,656)	—	(842)
—	10,575,719	—	1,560,206	—	—	—
—	27,327,439	3,571,867	1,835,990	559,634	—	283,942

—	38,446,145	4,671,853	3,476,152	601,598	—	405,344

—	249,614	258,354	369,835	1,095,460	—	39,088
—	(2,947,359)	681,483	(1,888)	(412,410)	—	28,367
—	(722,082)	(826,496)	(454,214)	(248,683)	—	(332,554)
—	(18,598,261)	(2,507,524)	(1,015,425)	(337,819)	—	(446,268)
—	(11,991)	(2,716)	—	—	—	—
—	(2,750,791)	(666,145)	1,623	1,697	—	3,425

—	(24,780,870)	(3,063,044)	(1,100,069)	98,245	—	(707,942)

—	—	—	—	—	—	—

—	13,665,275	1,608,809	2,376,083	699,843	—	(302,598)
—	150,982,036	64,055,884	13,046,520	8,437,292	—	5,319,461

$—	$164,647,311	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863

B-59

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$434,523	$(1,017,283)	$(16,593)
Net realized gain/(loss) from sale of investments	(90,454)	5,936,886	(6,446)
Reinvested realized gain distributions	—	5,932,379	73,236
Net change in unrealized appreciation/(depreciation) of investments	(617,464)	(23,012,255)	(221,681)

Net increase/(decrease) resulting from operations	(273,395)	(12,160,273)	(171,484)

2018 Contract Transactions
Contract purchase payments	163,807	465,432	17,186
Transfers between investment divisions, net	(137,399)	(3,779,795)	(843)
Transfers on account of death	(281,734)	(617,456)	(63,210)
Transfers for annuity benefits, surrenders and partial withdrawals	(345,100)	(5,411,835)	(22,483)
Contract fees	—	(8,223)	—
Transfers–rider fees and other	113	(1,948,482)	42

Net increase/(decrease) from contract transactions	(600,313)	(11,300,359)	(69,308)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(873,708)	(23,460,632)	(240,792)
Net Assets at December 31, 2017	8,748,937	138,143,122	1,952,018

Net Assets at December 31, 2018	$7,875,229	$114,682,490	$1,711,226

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$434,140	$744,789	$(22,866)
Net realized gain/(loss) from sale of investments	(100,753)	4,634,602	(12,918)
Reinvested realized gain distributions	—	11,269,065	—
Net change in unrealized appreciation/(depreciation) of investments	414,905	15,004,656	118,221

Net increase/(decrease) resulting from operations	748,292	31,653,112	82,437

2019 Contract Transactions
Contract purchase payments	54,089	244,448	3,770
Transfers between investment divisions, net	20,002	(3,201,355)	(146,318)
Transfers on account of death	(332,054)	(947,729)	(94,125)
Transfers for annuity benefits, surrenders and partial withdrawals	(520,483)	(8,415,022)	(80,761)
Contract fees	—	(8,008)	—
Transfers–rider fees and other	3,195	(2,009,285)	—

Net increase/(decrease) from contract transactions	(775,251)	(14,336,951)	(317,434)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(26,959)	17,316,161	(234,997)
Net Assets at December 31, 2018	7,875,229	114,682,490	1,711,226

Net Assets at December 31, 2019	$7,848,270	$131,998,651	$1,476,229

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-60

Investment Options
Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(74,394)	$(431,741)	$13,212	$101,254	$3,819	$(122,289)	$(249,995)
(161,776)	2,923,275	(117,518)	32,087	(8,536)	203,095	5,919,451
2,547,529	11,206,366	—	6,766	—	520,376	2,221,615
(4,053,430)	(23,226,548)	(434,040)	(488,699)	(49,922)	(736,005)	(7,021,792)

(1,742,071)	(9,528,648)	(538,346)	(348,592)	(54,639)	(134,823)	869,279

124,703	369,686	89,684	27,645	20,551	87,820	428,747
(48,914)	(6,115,341)	(144,648)	(395)	39,696	(147,591)	(5,313,531)
(171,000)	(514,240)	(183,231)	(87,409)	(56,308)	(297,691)	(407,881)
(163,176)	(4,333,917)	(73,319)	(32,061)	(68,236)	(363,732)	(5,649,896)
(182)	(7,381)	—	—	—	—	(4,852)
(44,046)	(1,730,371)	(59)	(231)	(12)	304	(959,107)

(302,615)	(12,331,564)	(311,573)	(92,451)	(64,309)	(720,890)	(11,906,520)

—	—	—	—	—	—	—

(2,044,686)	(21,860,212)	(849,919)	(441,043)	(118,948)	(855,713)	(11,037,241)
8,654,837	123,730,642	2,947,478	2,637,051	585,856	10,337,425	69,833,121

$6,610,151	$101,870,430	$2,097,559	$2,196,008	$466,908	$9,481,712	$58,795,880

$(56,833)	$(385,036)	$4,506	$(36,472)	$10,959	$(142,114)	$(674,640)
(409,139)	1,980,871	(25,670)	24,887	(2,589)	209,723	7,726,081
802,031	12,116,538	—	31,345	—	697,565	4,291,888
1,166,989	15,649,716	411,263	807,802	52,109	2,330,029	11,756,738

1,503,048	29,362,089	390,099	827,562	60,479	3,095,203	23,100,067

55,105	240,594	35,693	4,025	17,711	70,097	454,584
283,149	(2,339,949)	(28,744)	(40,940)	(5,399)	(90,820)	(7,018,609)
(146,534)	(793,659)	(56,934)	—	—	(321,868)	(482,883)
(249,210)	(6,919,341)	(195,768)	(34,885)	(6,285)	(641,442)	(6,737,972)
(186)	(7,165)	—	—	—	—	(4,613)
(47,365)	(1,778,057)	(98)	72	—	91	(934,105)

(105,041)	(11,597,577)	(245,851)	(71,728)	6,027	(983,942)	(14,723,598)

—	—	—	—	—	—	—

1,398,007	17,764,512	144,248	755,834	66,506	2,111,261	8,376,469
6,610,151	101,870,430	2,097,559	2,196,008	466,908	9,481,712	58,795,880

$8,008,158	$119,634,942	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349

B-61

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,400)	$(160,201)	$231
Net realized gain/(loss) from sale of investments	48,014	533,659	632
Reinvested realized gain distributions	354,077	1,230,818	—
Net change in unrealized appreciation/(depreciation) of investments	(866,448)	(1,225,036)	(93,257)

Net increase/(decrease) resulting from operations	(465,757)	379,240	(92,394)

2018 Contract Transactions
Contract purchase payments	61,764	262,818	21,562
Transfers between investment divisions, net	(2,057)	(1,030,153)	998
Transfers on account of death	(151,585)	(399,301)	(404,899)
Transfers for annuity benefits, surrenders and partial withdrawals	(219,619)	(304,881)	(31,654)
Contract fees	—	(191)	—
Transfers–rider fees and other	(83)	(44,593)	551

Net increase/(decrease) from contract transactions	(311,580)	(1,516,301)	(413,442)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(777,337)	(1,137,061)	(505,836)
Net Assets at December 31, 2017	6,314,484	11,121,926	1,420,615

Net Assets at December 31, 2018	$5,537,147	$9,984,865	$914,779

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(71,366)	$(157,901)	$6,336
Net realized gain/(loss) from sale of investments	106,166	239,334	6,272
Reinvested realized gain distributions	7,177	1,142,315	—
Net change in unrealized appreciation/(depreciation) of investments	802,782	1,229,684	112,353

Net increase/(decrease) resulting from operations	844,759	2,453,432	124,961

2019 Contract Transactions
Contract purchase payments	13,185	51,565	10,600
Transfers between investment divisions, net	(363,937)	84,573	6,262
Transfers on account of death	(380,511)	(154,313)	(72,147)
Transfers for annuity benefits, surrenders and partial withdrawals	(546,145)	(575,891)	(11,112)
Contract fees	—	(200)	—
Transfers–rider fees and other	1,693	(46,492)	106

Net increase/(decrease) from contract transactions	(1,275,715)	(640,758)	(66,291)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(430,956)	1,812,674	58,670
Net Assets at December 31, 2018	5,537,147	9,984,865	914,779

Net Assets at December 31, 2019	$5,106,191	$11,797,539	$973,449

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-62

Investment Options
Western Asset Core Plus VIT Class II	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II

1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019

$870,022	$(14,655)	$(10,811)	$(21,043)	$(118,942)	$(201,504)	$(34,433)
(67,078)	4,367	3,405	9,724	85,962	16,494,704	22,170
—	27,621	—	236,503	467,834	—	—
(2,615,523)	118,692	(48,837)	(477,123)	(366,892)	(14,659,919)	(796,784)

(1,812,579)	136,025	(56,243)	(251,939)	67,962	1,633,281	(809,047)

144,895	43,216	50,842	74,290	393,652	44,127	66,882
2,435,123	73,331	(14,029)	(30,275)	(586,708)	(52,122,051)	104,956
(191,833)	(74,643)	(25,423)	(98,767)	(496,076)	(24,381)	(140,516)
(809,353)	(87,372)	(24,247)	(38,865)	(289,891)	(258,463)	(111,185)
(2,575)	—	—	—	—	(477)	—
(597,600)	2	—	(74)	(5,978)	(89,770)	(440)

978,657	(45,466)	(12,857)	(93,691)	(985,001)	(52,451,015)	(80,303)

—	—	—	—	—	—	—

(833,922)	90,559	(69,100)	(345,630)	(917,039)	(50,817,734)	(889,350)
43,530,428	2,422,214	910,019	1,832,219	8,624,889	50,817,734	4,320,401

$42,696,506	$2,512,773	$840,919	$1,486,589	$7,707,850	$—	$3,431,051

$(496,817)	$(7,598)	$8,391	$(10,366)	$(116,293)	$—	$(12,038)
2,198,921	11,921	4,028	(27,030)	5,513	—	11,623
—	112,447	—	—	406,178	—	260,688
2,374,130	2,358	18,353	95,384	1,727,493	—	350,902

4,076,234	119,128	30,772	57,988	2,022,891	—	611,175

99,011	10,034	4,460	25,259	168,152	—	111,071
(44,919,925)	21,544	(34,372)	(42,508)	(61,583)	—	52,258
(300,867)	(42,254)	(68,782)	(35,829)	(313,948)	—	(93,399)
(1,131,123)	(113,409)	(78,067)	(82,778)	(264,179)	—	(138,906)
(2,054)	—	—	—	—	—	—
(517,782)	—	405	39	2,135	—	2,695

(46,772,740)	(124,085)	(176,356)	(135,817)	(469,423)	—	(66,281)

—	—	—	—	—	—	—

(42,696,506)	(4,957)	(145,584)	(77,829)	1,553,468	—	544,894
42,696,506	2,512,773	840,919	1,486,589	7,707,850	—	3,431,051

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945

B-63

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$823	$(16,861)	$9,467
Net realized gain/(loss) from sale of investments	—	(23,623)	(284,563)
Reinvested realized gain distributions	1,600	—	282,522
Net change in unrealized appreciation/(depreciation) of investments	(5,797)	(405,297)	(315,442)

Net increase/(decrease) resulting from operations	(3,374)	(445,781)	(308,016)

2018 Contract Transactions
Contract purchase payments	7,707	82,907	53,494
Transfers between investment divisions, net	—	(345,249)	(202,757)
Transfers on account of death	—	(84,247)	(287,861)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(62,581)	(142,073)
Contract fees	—	—	—
Transfers–rider fees and other	—	624	133

Net increase/(decrease) from contract transactions	7,707	(408,546)	(579,064)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	4,333	(854,327)	(887,080)
Net Assets at December 31, 2017	34,796	1,913,148	4,330,198

Net Assets at December 31, 2018	$39,129	$1,058,821	$3,443,118

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$243	$(15,553)	$12,402
Net realized gain/(loss) from sale of investments	89	(23,841)	(72,658)
Reinvested realized gain distributions	1,555	—	402,608
Net change in unrealized appreciation/(depreciation) of investments	9,332	142,014	541,988

Net increase/(decrease) resulting from operations	11,219	102,620	884,340

2019 Contract Transactions
Contract purchase payments	2,891	235	109,954
Transfers between investment divisions, net	20,856	28,089	(8,720)
Transfers on account of death	(14,280)	(65,336)	(155,845)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(81,993)	(181,427)
Contract fees	—	—	—
Transfers–rider fees and other	—	12,769	—

Net increase/(decrease) from contract transactions	9,467	(106,236)	(236,038)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	20,686	(3,616)	648,302
Net Assets at December 31, 2018	39,129	1,058,821	3,443,118

Net Assets at December 31, 2019	$59,815	$1,055,205	$4,091,420

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-64

Investment Options
American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$10,584	$2,418	$(964)	$1,428	$(5,479)	$1,628	$2,199
240	(40)	—	—	(4,315)	550	(25)
57,595	158	23,484	17,832	78,517	46,945	—
(148,803)	(3,049)	(60,962)	(45,996)	(88,463)	(85,334)	(1,019)

(80,384)	(513)	(38,442)	(26,736)	(19,740)	(36,211)	1,155

453,762	93,161	113,509	23,940	109,588	149,648	137,271
16,967	14,804	14,804	16,505	(4,623)	66,907	7,402
—	—	—	—	—	—	—
(724)	(1,124)	—	—	(8,156)	—	(649)
—	—	—	—	—	—	—
—	—	—	—	27	—	—

470,005	106,841	128,313	40,445	96,836	216,555	144,024

—	—	—	—	—	—	—

389,621	106,328	89,871	13,709	77,096	180,344	145,179
1,204,931	64,805	247,464	197,377	649,576	414,756	78,465

$1,594,552	$171,133	$337,335	$211,086	$726,672	$595,100	$223,644

$15,315	$12,602	$(2,210)	$1,465	$(5,516)	$3,030	$3,962
2,034	443	5,382	(136)	(458)	7,427	802
92,718	—	29,379	13,429	96,761	83,829	—
215,932	5,952	114,742	52,781	133,525	83,691	17,005

325,999	18,997	147,293	67,539	224,312	177,977	21,769

321,479	37,497	70,151	32,535	85,921	315,230	99,122
(88,908)	589,109	100,820	29,814	13,503	95,082	251,307
(14,752)	—	(46,225)	—	(16,420)	(64,820)	—
(27,363)	(14,931)	(6,180)	(6,083)	(20,397)	(13,319)	(19,903)
—	—	—	—	—	—	—
—	—	—	—	—	—	—

190,456	611,675	118,566	56,266	62,607	332,173	330,526

—	—	—	—	—	—	—

516,455	630,672	265,859	123,805	286,919	510,150	352,295
1,594,552	171,133	337,335	211,086	726,672	595,100	223,644

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939

B-65

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2019)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred and two investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Value VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Global Utilities VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Small Cap Core VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Value Line VIP Equity Advantage Fund

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

AB VPS Growth and Income Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class Class B

BlackRock Global Allocation V.I. Fund Class III

BlackRock Advantage Large Cap Core V.I. Fund Class III

BlackRock Advantage Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio — Asset Allocation Fund Class 2

Columbia Variable Portfolio — Small Cap Value Fund Class 2

Columbia Variable Portfolio — Small Company Growth Fund Class 2

CTIVPSM — AQR Managed Futures Strategy Fund

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Income VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Franklin Growth & Income VIP Fund Class 2

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Technology Portfolio Service Class

MFS VIT II International Intrinsic Value Fund
(formerly MFS International Value Portfolio Service Class)

MFS Blended Research Core Equity Portfolio Service Class

Invesco Oppenheimer International Growth Fund
(formerly Oppenheimer International Growth Fund/VA Service Class)

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

B-66

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

PIMCO VIT Balanced Allocation Portfolio Advisor Class

PIMCO Dynamic Bond Portfolio Adviser Class

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Ivy VIP Global Bond Fund Class II

Ivy VIP High Income Fund Class II

Putnam VT Equity Income Fund Class IB

Putnam VT Multi Asset Absolute Return Class IB

Putnam VT Small Cap Value Fund Class IB

Putnam VT Multi-Cap Core Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Listed Private Equity Portfolio Class III

DWS Alternative Asset Allocation VIP Class B

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Global Technology Portfolio Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

The Merger Fund VL

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II

Morgan Stanley VIF Global Infrastructure Portfolio Class II

VanEck VIP Global Hard Assets Service Class

Virtus Duff & Phelps Real Estate Securities Series

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series Bond Fund Class 4

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Global Growth and Income Fund Class 4

American Funds Insurance Series Growth Fund Class 4

American Funds Insurance Series Growth and Income Fund Class 4

American Funds Insurance Series U.S Government/ AAA-Rated Securities Fund Class 4

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

B-67

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2019, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2019, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2019, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $7,057,176,326.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2019, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2019, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 24, 2020, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 2.75% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated

B-68

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-69

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$23,765,634	$57,576,853
Guardian Diversified Research VIP Fund	12,415,086	26,720,959
Guardian Growth & Income VIP Fund	8,931,650	24,531,672
Guardian Integrated Research VIP Fund	403,248	995,721
Guardian International Growth VIP Fund	3,516,590	27,918,350
Guardian International Value VIP Fund	5,539,328	35,254,386
Guardian Large Cap Disciplined Growth VIP Fund	403,158,893	36,936,305
Guardian Large Cap Disciplined Value VIP Fund	9,894,911	24,475,346
Guardian Large Cap Fundamental Growth VIP Fund	100,268,820	46,953,500
Guardian Mid Cap Relative Value VIP Fund	278,731	37,185,540
Guardian Mid Cap Traditional Growth VIP Fund	1,287,937	23,647,691
Guardian U.S. Government Securities VIP Fund	276,625,569	8,081,339
Guardian Total Return Bond VIP Fund	345,857,777	9,575,250
Guardian Global Utilities VIP Fund	87,564,820	4,462,400
Guardian Multi-Sector Bond VIP Fund	317,902,370	8,928,981
Guardian Small Cap Core VIP Fund	287,629,955	9,144,327
Victory RS Large Cap Alpha VIP Series	51,886,586	68,311,967
Victory S&P 500 Index VIP Series	5,385,918	30,613,678
Victory High Yield VIP Series	1,173,251	2,290,347
Victory INCORE Low Duration Bond VIP Series	22,402,363	36,385,750
Victory RS Small Cap Growth Equity VIP Series	4,105,355	4,458,286
Victory RS International VIP Series	3,145,732	7,890,523
Victory Sophus Emerging Markets VIP Series	1,043,000	2,486,831
Victory INCORE Investment Quality Bond VIP Series	37,127,919	86,231,780
Gabelli Capital Asset Fund	434,794	1,163,199
Value Line Centurion Fund	186,527	264,810
Value Line Strategic Asset Management Trust	518,100	1,182,042
Value Line VIP Equity Advantage Fund	408,870	329,275
Invesco V.I. Value Opportunities Fund Series II	116,039	326,295
Invesco V.I. Global Real Estate Fund Series II	15,890	161,071
Invesco V.I. Government Securities Fund Series II	72,891	2,034,024
Invesco V.I. Small Cap Equity Fund Series II	10,851,603	57,479,259
Invesco V.I. Balanced-Risk Allocation Fund Series II	271,363	1,258,323
AB VPS Growth and Income Portfolio Class B	30,794,392	35,842,253
AB VPS Large Cap Growth Portfolio Class B	234,136	2,113,805
AB VPS Global Thematic Growth Portfolio Class B	67,676	282,778
AB VPS Real Estate Investment Portfolio Class B	358,635	3,170,345
AB VPS Dynamic Asset Allocation Portfolio Class B	113,489	263,961
BlackRock Capital Appreciation V.I. Fund Class III	1,393,398	110,934,509
BlackRock Global Allocation V.I. Fund Class III	282,229	1,613,780
BlackRock Advantage Large Cap Core V.I. Fund Class III	25,786,893	52,056,384
BlackRock Advantage Large Cap Value V.I. Fund Class III	594,202	881,480
Columbia Variable Portfolio – Asset Allocation Fund Class 2	548,092	150,417
Columbia Variable Portfolio – Small Cap Value Fund Class 2	22,083,332	14,916,434
Columbia Variable Portfolio – Small Company Growth Fund Class 2	110,594	124,710
CTIVPSM – AQR Managed Futures Strategy Fund Class 2	1,308	—
Davis Financial Portfolio	135,125	393,760
Davis Real Estate Portfolio	219,642	387,076
Davis Value Portfolio	2,591,610	8,616,811
Fidelity VIP Balanced Portfolio Service Class 2	249,237	747,065
Fidelity VIP Contrafund Portfolio Service Class 2	50,044,000	458,243,546
Fidelity VIP Equity-Income Portfolio Service Class 2	1,195,251	3,188,885
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	4,052,344	10,863,789

B-70

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	Purchases	Sales
Fidelity VIP Mid Cap Portfolio Service Class 2	$37,833,483	$34,238,458
Fidelity VIP Overseas Portfolio Service Class 2	20,416	84,700
Fidelity VIP Government Money Market Portfolio Service Class 2	8,040,911	7,485,974
Fidelity VIP Growth Opportunities Portfolio Service Class 2	3,456,569	3,444,305
Templeton Global Bond VIP Fund Class 2	968,279	1,268,985
Templeton Growth VIP Fund Class 2	688,703	467,320
Templeton Foreign VIP Fund Class 2	27,294,826	25,663,689
Franklin Income VIP Fund Class 2	635,552	1,003,089
Franklin Mutual Shares VIP Fund Class 2	227,688	448,211
Franklin U.S. Government Securities VIP Fund Class 2	19,720,459	309,236,523
Franklin Rising Dividends VIP Fund Class 2	1,716,793	12,000,646
Franklin Small Cap Value VIP Fund Class 2	17,717,647	17,162,991
Franklin Growth & Income VIP Fund Class 2	3,340,001	3,543,161
MFS New Discovery Series Service Class	9,227,694	8,338,660
MFS Strategic Income Portfolio Service Class	43,346	23,783
MFS Total Return Series Service Class	309,540	1,510,613
MFS Utilities Series Service Class	3,635,854	103,131,457
MFS Technology Portfolio Service Class	3,625,598	5,837,213
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	571,810	820,460
MFS Blended Research Core Equity Portfolio Service Class	5,410,249	4,541,451
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	360,021	736,672
Invesco Oppenheimer Main St Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund/VA Service Class)	40,067,733	258,599,418
Invesco Oppenheimer Global Strategy Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA Service Class)	24,090,846	354,888,356
PIMCO Low Duration Portfolio Advisor Class	863,292	1,047,967
PIMCO Real Return Portfolio Advisor Class	21,429	749,678
PIMCO Total Return Portfolio Advisor Class	19,426,340	350,899,801
PIMCO VIT Balanced Allocation Portfolio Advisor Class	25,370	102,617
PIMCO Dynamic Bond Portfolio Adviser Class	361,800	338,771
Pioneer Mid Cap Value VCT Portfolio Class II	17,542,299	32,370,428
Pioneer Bond VCT Portfolio Class II	5,069,471	7,060,369
American Century VP Mid Cap Value Fund Class II	2,282,932	1,739,145
American Century VP Inflation Protection Fund Class II	1,495,106	1,311,621
Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund)	268,919	853,356
Ivy Funds VIP High Income Fund Class II	665,749	1,005,187
Putnam VT Equity Income Fund Class IB	17,206,600	19,515,575
Putnam VT Multi Asset Absolute Return Class IB	3,493	342,927
Putnam VT Small Cap Value Fund Class IB	1,413,028	772,288
Putnam VT Multi Cap Core Fund Class IB	16,893,341	16,745,832
ALPS/Alerian Energy Infrastructure Portfolio Class III	75,512	314,641
ALPS/Red Rocks Listed Private Equity Portfolio Class III	35,536	111,919
DWS Alternative Asset Allocation VIP Class B	41,555	24,284
Janus Henderson Enterprise Portfolio Service Shares	803,113	1,230,848
Janus Henderson Global Technology Portfolio Service Shares	6,198,537	17,298,730
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	95,554	1,434,615
ClearBridge Variable Small Cap Growth Portfolio Class II	1,483,608	1,139,050
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	36,384	95,903
Western Asset Core Plus VIT Portfolio Class II	1,915,945	49,205,034
The Merger Fund VL	175,246	192,463
Guggenheim VT Multi-Hedge Strategies Fund	23,327	189,726
Guggenheim VT Long Short Equity Fund	37,601	183,305
T. Rowe Price Health Sciences Portfolio II	620,402	799,647

B-71

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	Purchases	Sales
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	$480,579	$295,901
Morgan Stanley VIF Global Infrastucture Portfolio Class II	26,174	14,280
VanEck VIP Global Hard Assets Service Class	39,989	160,223
Virtus Duff & Phelps Real Estate Securities Series	574,428	393,450
American Funds Insurance Series Asset Allocation Fund Class 4	529,088	230,497
American Funds Insurance Series Bond Fund Class 4	642,953	14,931
American Funds Insurance Series Global Growth Fund Class 4	202,968	54,927
American Funds Insurance Series Global Growth and Income Fund Class 4	77,754	3,628
American Funds Insurance Series Growth Fund Class 4	195,976	42,388
American Funds Insurance Series Growth and Income Fund Class 4	502,748	80,807
American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4	435,008	95,890

Total	$2,472,836,276	$3,052,986,649

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2018 and 2019, contract fees amounted to $609,709 and $572,412, respectively, and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

B-72

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), 0.40% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There are additional charges applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

•	For I Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .35%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .45%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .50%.

There were no sales of I Share contracts during 2019.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)

Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2018 and

B-73

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

2019, these rider fees amounted to $95,783,693 and $95,409,922, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Core Plus Fixed Income VIP Fund

• Guardian Diversified Research VIP Fund

• Guardian Growth & Income VIP Fund

• Guardian Integrated Research VIP Fund

• Guardian International Growth VIP Fund

• Guardian International Value VIP Fund

• Guardian Large Cap Disciplined Growth VIP Fund

• Guardian Large Cap Disciplined Value VIP Fund

• Guardian Large Cap Fundamental Growth VIP Fund

• Guardian Mid Cap Relative Value VIP Fund

• Guardian Mid Cap Traditional Growth VIP Fund

• Guardian U.S. Government Securities VIP Fund

• Guardian Total Return Bond VIP Fund

• Guardian Global Utilities VIP Fund

• Guardian Multi-Sector Bond VIP Fund

• Guardian Small Cap Core VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, OFI Global Asset Management, Inc., PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Ivy Investment Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

B-74

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0%	and thereafter

For the years ended December 31, 2018 and 2019, contingent deferred sales charges were $2,986,363 and $2,780,611.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2019 and 2018, were as follows:

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Core Plus Fixed Income VIP Fund	760,297	3,583,696	(2,823,399)	37,385,227	1,999,500	35,385,727
Guardian Diversified Research VIP Fund	895,702	1,801,714	(906,012)	13,939,374	730,608	13,208,766
Guardian Growth & Income VIP Fund	278,498	1,389,619	(1,111,121)	15,646,343	866,166	14,780,177
Guardian Integrated Research VIP Fund	12,986	45,865	(32,879)	3,761	52,432	(48,671)
Guardian International Growth VIP Fund	29,805	2,117,236	(2,087,431)	14,920,862	709,163	14,211,699
Guardian International Value VIP Fund	132,137	2,862,415	(2,730,278)	25,025,214	1,827,398	23,197,816
Guardian Large Cap Disciplined Growth VIP Fund	31,088,745	2,704,317	28,384,428	9,080,636	1,349,380	7,731,256
Guardian Large Cap Disciplined Value VIP Fund	573,587	1,490,424	(916,837)	16,394,332	826,603	15,567,729
Guardian Large Cap Fundamental Growth VIP Fund	7,987,723	2,712,011	5,275,712	20,468,031	1,564,912	18,903,119
Guardian Mid Cap Relative Value VIP Fund	54,501	2,937,602	(2,883,101)	21,168,103	1,056,547	20,111,556
Guardian Mid Cap Traditional Growth VIP Fund	19,959	1,440,951	(1,420,992)	9,108,012	471,505	8,636,507
Guardian U.S. Government Securities VIP Fund	27,766,699	856,350	26,910,349	—	—	—
Guardian Total Return Bond VIP Fund	34,632,909	916,020	33,716,889	—	—	—
Guardian Global Utilities VIP Fund	8,583,292	254,640	8,328,652	—	—	—
Guardian Multi-Sector Bond VIP Fund	31,911,758	933,033	30,978,725	—	—	—
Guardian Small Cap Core VIP Fund	28,682,830	714,684	27,968,146	—	—	—
Victory RS Large Cap Alpha VIP Series	21,900	2,127,113	(2,105,213)	27,192	1,810,093	(1,782,901)
Victory S&P 500 Index VIP Series	15,516	825,018	(809,502)	20,770	267,213	(246,443)
Victory High Yield VIP Series	16,789	100,191	(83,402)	5,362	136,487	(131,125)
Victory INCORE Low Duration Bond VIP Series	1,715,052	3,125,183	(1,410,131)	142,525	2,583,957	(2,441,432)
Victory RS Small Cap Growth Equity VIP Series	3,835	106,036	(102,201)	7,632	107,008	(99,376)
Victory RS International VIP Series	8,642	335,420	(326,778)	99,177	315,967	(216,790)

B-75

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory Sophus Emerging Markets VIP Series	14,367	127,811	(113,444)	12,238	141,826	(129,588)
Victory INCORE Investment Quality Bond VIP Series	735,784	4,875,578	(4,139,794)	1,288,631	4,474,516	(3,185,885)
Gabelli Capital Asset Fund	2,168	43,727	(41,559)	1,077	55,550	(54,473)
Value Line Centurion Fund	5,346	10,602	(5,256)	1,335	2,174	(839)
Value Line Strategic Asset Management Trust	2,483	39,806	(37,323)	3,535	31,664	(28,129)
Value Line VIP Equity Advantage Fund	23,150	33,293	(10,143)	15,235	35,668	(20,433)
Invesco V.I. American Franchise Fund Series II	—	—	—	242	398,494	(398,252)
Invesco V.I. Value Opportunities Fund Series II	653	20,921	(20,268)	263	5,022	(4,759)
Invesco V.I. Global Real Estate Fund Series II	1,583	9,233	(7,650)	2,676	5,185	(2,509)
Invesco V.I. Government Securities Fund Series II	393	144,406	(144,013)	1,935	38,384	(36,449)
Invesco V.I. Mid Cap Core Equity Fund Series II	13	13	—	1,896	2,693,011	(2,691,115)
Invesco V.I. Core Equity Fund Series II	43	43	—	5,426	8,609,726	(8,604,300)
Invesco V.I. International Growth Fund Series II	25	25	—	8,155	10,783,733	(10,775,578)
Invesco V.I. Small Cap Equity Fund Series II	5,609	3,375,958	(3,370,349)	8,970	250,701	(241,731)
Invesco V.I. Comstock Fund Series II	43	43	—	5,927	9,541,382	(9,535,455)
Invesco V.I. American Value Fund Series II	13	13	—	1,686	2,489,745	(2,488,059)
Invesco V.I. Growth and Income Fund Series II	—	—	—	144	230,299	(230,155)
Invesco V.I. Balanced-Risk Allocation Fund Series II	31,449	102,127	(70,678)	36,862	117,280	(80,418)
Alger Capital Appreciation Portfolio Class S	—	—	—	142	80,412	(80,270)
AB VPS Growth and Income Portfolio Class B	94,536	2,044,844	(1,950,308)	34,774	2,947,204	(2,912,430)
AB VPS Large Cap Growth Portfolio Class B	101	64,527	(64,426)	4,257	11,157	(6,900)
AB VPS Global Thematic Growth Portfolio Class B	643	16,145	(15,502)	225	13,261	(13,036)
AB VPS Real Estate Investment Portfolio Class B	566	102,132	(101,566)	3,068	15,353	(12,285)
AB VPS Value Portfolio Class B	—	—	—	161	53,683	(53,522)
AB VPS Dynamic Asset Allocation Portfolio Class B	4,182	17,634	(13,452)	78,159	117,968	(39,809)
BlackRock Capital Appreciation V.I. Fund Class III	5,480	5,028,730	(5,023,250)	16,953	5,601,861	(5,584,908)
BlackRock Global Allocation V.I. Fund Class III	7,319	93,593	(86,274)	21,143	50,961	(29,818)
BlackRock Advantage Large Cap Core V.I. Fund Class III	16,877	1,418,890	(1,402,013)	27,124	1,717,124	(1,690,000)
BlackRock Advantage Large Cap Value V.I. Fund Class III	541	14,847	(14,306)	31,172	11,824	19,348
Columbia Variable Portfolio – Asset Allocation Fund Class 2	21,002	5,503	15,499	2,207	3,627	(1,420)
Columbia Variable Portfolio – Small Cap Value Fund Class 2	516,524	513,266	3,258	159,064	383,539	(224,475)
Columbia Variable Portfolio – Small Company Growth Fund Class 2	1,759	4,710	(2,951)	1,542	2,127	(585)
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	—	—	—	4	6,518	(6,514)
CTIVPSM – Loomis Sayles Growth Fund	—	—	—	—	14,861	(14,861)
CTIVPSM – AQR Managed Futures Strategy Fund Class 2	143	—	143	57	—	57
Davis Financial Portfolio	1,664	16,481	(14,817)	2,464	19,467	(17,003)
Davis Real Estate Portfolio	2,131	12,812	(10,681)	954	25,516	(24,562)
Davis Value Portfolio	4,666	366,616	(361,950)	53,190	351,645	(298,455)
Wells Fargo VT International Equity Fund Class 2	—	—	—	8,907	12,254,299	(12,245,392)

B-76

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity VIP Balanced Portfolio Service Class 2	3,896	32,789	(28,893)	5,373	27,147	(21,774)
Fidelity VIP Contrafund Portfolio Service Class 2	25,818	16,072,417	(16,046,599)	51,586	5,277,641	(5,226,055)
Fidelity VIP Equity-Income Portfolio Service Class 2	1,892	141,477	(139,585)	1,529	135,614	(134,085)
Fidelity VIP Growth Portfolio Service Class 2	—	—	—	85	91,582	(91,497)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	134,407	638,319	(503,912)	142,918	781,648	(638,730)
Fidelity VIP Mid Cap Portfolio Service Class 2	391,586	965,673	(574,087)	15,882	1,022,552	(1,006,670)
Fidelity VIP Overseas Portfolio Service Class 2	161	4,246	(4,085)	8,277	6,341	1,936
Fidelity VIP Government Money Market Portfolio Service Class 2	670,872	620,065	50,807	974,709	935,047	39,662
Fidelity VIP Growth Opportunities Portfolio Service Class 2	65,639	131,111	(65,472)	65,999	195,406	(129,407)
Templeton Global Bond VIP Fund Class 2	41,042	93,316	(52,274)	23,131	123,110	(99,979)
Templeton Growth VIP Fund Class 2	8,082	26,271	(18,189)	1,700	35,227	(33,527)
Templeton Foreign VIP Fund Class 2	1,214,609	1,271,917	(57,308)	1,166,625	997,219	169,406
Franklin Income VIP Fund Class 2	15,678	45,651	(29,973)	8,709	50,801	(42,092)
Franklin Mutual Shares VIP Fund Class 2	162	19,452	(19,290)	33	34,340	(34,307)
Franklin U.S. Government Securities VIP Fund Class 2	46,511	28,110,584	(28,064,073)	966,677	2,868,593	(1,901,916)
Franklin Rising Dividends VIP Fund Class 2	182	438,816	(438,634)	1,379	99,719	(98,340)
Franklin Small Cap Value VIP Fund Class 2	10,977	389,763	(378,786)	79,886	390,642	(310,756)
Franklin Growth & Income VIP Fund Class 2	97,166	223,306	(126,140)	91,824	260,980	(169,156)
MFS Total Return Bond Series Service Class	7	7	—	9,767	11,600,926	(11,591,159)
MFS Core Equity Portfolio Service Class	—	—	—	—	11,624	(11,624)
MFS Growth Series Service Class	—	—	—	146	55,497	(55,351)
MFS Investors Trust Series Service Class	—	—	—	—	15,738	(15,738)
MFS New Discovery Series Service Class	2,571	188,413	(185,842)	7,427	240,034	(232,607)
MFS Strategic Income Portfolio Service Class	1,806	1,014	792	3,859	4,960	(1,101)
MFS Total Return Series Service Class	1,238	74,765	(73,527)	3,097	89,638	(86,541)
MFS Utilities Series Service Class	4,998	4,207,239	(4,202,241)	14,998	424,393	(409,395)
MFS Value Series Service Class	—	—	—	447	43,880	(43,433)
MFS Technology Portfolio Service Class	2,559	222,376	(219,817)	4,404	245,162	(240,758)
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	21,128	56,303	(35,175)	40,087	53,989	(13,902)
MFS Blended Research Core Equity Portfolio Service Class	9,906	220,350	(210,444)	14,521	294,496	(279,975)
Oppenheimer Capital Appreciation Fund/VA Service Class	—	—	—	1,648	3,012,186	(3,010,538)
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	9,629	62,374	(52,745)	39,825	107,998	(68,173)
Invesco Oppenheimer Main St Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund/VA Service Class)	13,981	8,601,209	(8,587,228)	23,515	982,796	(959,281)

B-77

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Invesco Oppenheimer Global Strategy Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA Service Class)	39,163	24,543,065	(24,503,902)	944,408	2,552,382	(1,607,974)
PIMCO Low Duration Portfolio Advisor Class	3,221	20,624	(17,403)	6,933	41,647	(34,714)
PIMCO Real Return Portfolio Advisor Class	240	53,856	(53,616)	5,908	42,281	(36,373)
PIMCO Total Return Portfolio Advisor Class	43,962	23,872,421	(23,828,459)	820,093	24,733,786	(23,913,693)
PIMCO VIT Balanced Allocation Portfolio Advisor Class	915	8,364	(7,449)	2,747	29,403	(26,656)
PIMCO Dynamic Bond Portfolio Adviser Class	23,680	27,435	(3,755)	18,242	11,678	6,564
Pioneer Disciplined Value VCT Portfolio Class II	—	—	—	6	6	—
Pioneer Equity Income VCT Portfolio Class II	12	12	—	8,575	10,415,446	(10,406,871)
Pioneer Fund VCT Portfolio Class II	—	—	—	—	2,080	(2,080)
Pioneer Mid Cap Value VCT Portfolio Class II	10,335	960,959	(950,624)	485,843	736,223	(250,380)
Pioneer Bond VCT Portfolio Class II	159,792	446,191	(286,399)	241,629	579,027	(337,398)
American Century VP Mid Cap Value Fund Class II	41,869	98,829	(56,960)	78,123	4,894,569	(4,816,446)
American Century VP Inflation Protection Fund Class II	141,734	137,583	4,151	80,344	104,017	(23,673)
Ivy VIP Mid Cap Growth Fund Class II	10	10	—	6,972	8,787,917	(8,780,945)
Ivy VIP Global Bond Fund Class II	23,219	88,368	(65,149)	24,723	39,986	(15,263)
Ivy Funds VIP High Income Fund Class II	23,280	86,967	(63,687)	27,774	78,120	(50,346)
Putnam VT Equity Income Fund Class IB	8,544	479,358	(470,814)	17,028	406,055	(389,027)
Putnam VT Multi Asset Absolute Return Class IB	369	31,056	(30,687)	4,025	10,597	(6,572)
Putnam VT Small Cap Value Fund Class IB	47,361	48,480	(1,119)	16,323	34,321	(17,998)
Putnam VT Multi Cap Core Fund Class IB	18,650	866,302	(847,652)	30,527	974,357	(943,830)
ALPS/Alerian Energy Infrastructure Portfolio Class III	6,215	32,449	(26,234)	20,595	52,484	(31,889)
ALPS/Red Rocks Listed Private Equity Portfolio Class III	329	5,606	(5,277)	3,440	10,931	(7,491)
DWS Alternative Asset Allocation VIP Class B	2,293	1,690	603	6,005	12,104	(6,099)
Janus Henderson Enterprise Portfolio Service Shares	6,497	51,147	(44,650)	8,237	45,053	(36,816)
Janus Henderson Global Technology Portfolio Service Shares	28,615	758,759	(730,144)	33,380	690,485	(657,105)
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	1,720	94,186	(92,466)	31,044	54,531	(23,487)
ClearBridge Variable Small Cap Growth Portfolio Class II	14,835	51,057	(36,222)	23,216	117,569	(94,353)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	5,753	11,441	(5,688)	6,685	42,475	(35,790)
Western Asset Core Plus VIT Portfolio Class II	9,457	4,294,263	(4,284,806)	257,645	165,703	91,942
The Merger Fund VL	6,984	18,203	(11,219)	12,383	16,786	(4,403)
Guggenheim VT Multi-Hedge Strategies Fund	494	18,009	(17,515)	5,087	6,378	(1,291)
Guggenheim VT Long Short Equity Fund	4,029	16,815	(12,786)	8,124	16,537	(8,413)
T. Rowe Price Health Sciences Portfolio II	13,421	34,418	(20,997)	31,862	70,239	(38,377)
T. Rowe Price Blue Chip Growth Portfolio II	15	15	—	3,057	3,783,988	(3,780,931)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	19,223	25,531	(6,308)	15,721	24,520	(8,799)
Morgan Stanley VIF Global Infrastucture Portfolio Class II	2,131	1,287	844	759	—	759
VanEck VIP Global Hard Assets Service Class	9,234	26,878	(17,644)	16,143	67,249	(51,106)
Virtus Duff & Phelps Real Estate Securities Series	12,597	27,436	(14,839)	11,077	54,226	(43,149)

B-78

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
American Funds Insurance Series Asset Allocation Fund Class 4	34,505	18,130	16,375	44,555	65	44,490
American Funds Insurance Series Bond Fund Class 4	59,262	1,407	57,855	11,002	114	10,888
American Funds Insurance Series Global Growth Fund Class 4	15,073	4,175	10,898	10,844	—	10,844
American Funds Insurance Series Global Growth and Income Fund Class 4	5,159	537	4,622	3,385	—	3,385
American Funds Insurance Series Growth Fund Class 4	7,951	2,820	5,131	11,772	4,204	7,568
American Funds Insurance Series Growth and Income Fund Class 4	32,726	6,217	26,509	24,789	7,228	17,561
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4	35,663	1,944	33,719	14,870	67	14,803

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund(7)(9)	2019	33,878,997	$10.03	to	$10.68	$349,126,542	0.75%	to	2.15%	0.00%	6.02%	7.53%
	2018	36,702,396	9.46	to	9.93	354,268,431	0.75%	to	2.15%	0.00%	-3.41%	-2.03%
	2017	1,316,669	9.89	to	10.14	13,025,483	0.75%	to	1.40%	0.00%	1.39%	2.15%
	2016	559,350	9.68	to	9.68	5,416,882	1.40%	to	1.40%	0.00%	-3.16%	-3.16%
Guardian Diversified Research VIP Fund(7)(9)	2019	13,254,742	$12.03	to	$13.98	$181,298,760	0.75%	to	2.20%	0.00%	30.94%	32.87%
	2018	14,160,754	10.52	to	11.26	147,547,492	0.75%	to	2.15%	0.00%	-8.41%	-7.11%
	2017	951,988	11.33	to	12.36	11,816,426	0.75%	to	1.75%	0.00%	13.26%	19.85%
	2016	479,041	10.32	to	10.32	4,944,302	1.40%	to	1.40%	0.00%	3.21%	3.21%
Guardian Growth & Income VIP Fund(7)(9)	2019	14,472,174	$13.04	to	$13.62	$184,215,056	0.75%	to	2.15%	0.00%	21.31%	23.03%
	2018	15,583,295	10.60	to	11.23	161,971,017	0.75%	to	2.15%	0.00%	-10.06%	-8.78%
	2017	803,118	11.58	to	12.55	10,124,168	1.25%	to	1.75%	0.00%	15.80%	17.99%
	2016	384,989	10.64	to	10.65	4,100,017	1.40%	to	1.75%	0.00%	6.37%	6.50%
Guardian Integrated Research VIP Fund(9)	2019	867,635	$12.90	to	$13.49	$11,845,333	1.00%	to	1.75%	0.00%	24.86%	25.82%
	2018	900,514	10.25	to	10.81	9,811,115	1.00%	to	1.75%	0.00%	-9.91%	-9.22%
	2017	949,185	11.99	to	12.05	11,438,834	1.40%	to	1.75%	0.00%	17.82%	18.24%
	2016	457,855	10.19	to	10.19	4,666,394	1.40%	to	1.40%	0.00%	1.92%	1.92%
Guardian International Growth VIP Fund(7)(9)	2019	12,391,558	$12.44	to	$12.59	$146,461,154	0.75%	to	2.15%	0.00%	29.30%	31.14%
	2018	14,478,989	9.48	to	9.74	131,125,024	0.75%	to	2.15%	0.00%	-20.54%	-19.40%
	2017	267,290	11.77	to	12.38	3,304,887	0.75%	to	1.40%	0.00%	17.67%	29.25%
	2016	142,086	9.57	to	9.57	1,360,440	1.40%	to	1.40%	0.00%	-4.25%	-4.25%
Guardian International Value VIP Fund(7)(9)	2019	21,411,870	$10.14	to	$11.72	$220,907,878	0.75%	to	2.05%	0.00%	18.90%	20.47%
	2018	24,142,148	8.53	to	9.73	208,063,110	0.75%	to	2.05%	0.00%	-15.81%	-14.72%
	2017	944,332	11.55	to	11.58	10,935,409	0.75%	to	1.40%	0.00%	15.53%	20.82%
	2016	465,346	9.58	to	9.58	4,460,210	1.40%	to	1.40%	0.00%	-4.15%	-4.15%

B-79

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Large Cap Disciplined Growth VIP Fund(7)(9)	2019	36,764,622	$12.78	to	$15.84	$516,634,343	0.75%	to	2.30%	0.00%	36.35%		38.49%
	2018	8,380,194	9.37	to	11.43	80,681,382	0.75%	to	2.30%	0.00%	-6.28%		-1.93%
	2017	648,938	11.66	to	12.38	8,063,356	0.75%	to	1.75%	0.00%	16.59%		26.38%
	2016	330,060	9.80	to	9.80	3,235,804	1.40%	to	1.40%	0.00%	-1.96%		-1.96%
Guardian Large Cap Disciplined Value VIP Fund(7)(9)	2019	15,858,018	$10.77	to	$12.50	$213,065,582	0.75%	to	2.30%	0.00%	20.58%		22.48%
	2018	16,774,855	8.93	to	10.20	185,228,046	0.75%	to	2.30%	0.00%	-11.56%		-10.68%
	2017	1,207,126	11.54	to	12.55	15,217,733	0.75%	to	1.75%	0.00%	15.37%		17.12%
	2016	585,788	10.73	to	10.73	6,285,119	1.40%	to	1.40%	0.00%	7.29%		7.29%
Guardian Large Cap Fundamental Growth VIP Fund(7)(9)	2019	25,103,305	$12.18	to	$14.86	$343,357,602	0.75%	to	2.30%	0.00%	28.88%		30.91%
	2018	19,827,593	9.45	to	11.35	217,344,265	0.75%	to	2.30%	0.00%	-5.49%		-2.54%
	2017	924,474	12.50	to	12.50	11,558,418	1.40%	to	1.40%	0.00%	23.28%		23.28%
	2016	461,315	10.14	to	10.14	4,678,701	1.40%	to	1.40%	0.00%	1.42%		1.42%
Guardian Mid Cap Relative Value VIP Fund(7)(9)	2019	18,066,890	$12.39	to	$12.96	$234,166,081	0.75%	to	2.15%	0.00%	32.60%		34.49%
	2018	20,949,991	9.21	to	9.77	203,219,079	0.75%	to	2.15%	0.00%	-16.31%		-15.12%
	2017	838,435	10.85	to	11.80	9,890,226	0.75%	to	1.40%	0.00%	8.50%		9.64%
	2016	381,374	10.76	to	10.76	4,103,278	1.40%	to	1.40%	0.00%	7.59%		7.59%
Guardian Mid Cap Traditional Growth VIP Fund(7)(9)	2019	7,860,080	$15.23	to	$15.55	$125,025,700	0.75%	to	2.15%	0.00%	33.27%		35.17%
	2018	9,281,072	11.27	to	11.67	110,005,227	0.75%	to	2.15%	0.00%	-5.61%		-4.26%
	2017	644,565	11.77	to	12.42	8,039,810	0.75%	to	1.75%	0.00%	17.71%		25.10%
	2016	329,233	9.94	to	9.94	3,273,578	1.40%	to	1.40%	0.00%	-0.57%		-0.57%
Guardian U.S. Government Securities VIP Fund(6)(8)	2019	26,910,349	$9.95	to	$9.97	$268,275,329	1.30%	to	2.15%	0.00%	-0.46%		-0.28%
Guardian Total Return Bond VIP Fund(6)(8)	2019	33,716,889	$9.98	to	$10.00	$337,151,636	1.30%	to	2.30%	0.00%	-0.19%		0.02%
Guardian Global Utilities VIP Fund(6)(8)	2019	8,328,652	$10.22	to	$10.24	$85,271,657	1.30%	to	2.15%	0.00%	2.23%		2.41%
Guardian Multi-Sector Bond VIP Fund(6)(8)	2019	30,978,725	$9.98	to	$10.00	$309,760,798	1.30%	to	2.15%	0.00%	-0.16%		0.02%
Guardian Small Cap Core VIP Fund(6)(8)	2019	27,968,146	$11.08	to	$11.10	$310,329,452	1.30%	to	2.30%	0.00%	10.75%		10.99%
Victory RS Large Cap Alpha VIP Series	2019	10,213,268	$26.68	to	$33.72	$334,760,340	1.30%	to	2.20%	0.99%	28.29%	to	29.46%
	2018	12,318,481	20.80	to	26.05	312,371,399	1.30%	to	2.20%	0.04%	-10.99%	to	-10.18%
	2017	14,101,382	23.37	to	29.00	398,463,936	1.30%	to	2.20%	1.05%	16.07%	to	17.12%
	2016	16,036,012	20.13	to	24.76	387,125,627	1.30%	to	2.20%	1.15%	6.64%	to	7.61%
	2015	16,700,367	18.88	to	23.01	374,880,390	1.30%	to	2.20%	1.29%	-4.15%	to	-3.28%
Victory S&P 500 Index VIP Series	2019	1,073,715	$23.60	to	$41.40	$32,047,720	1.30%	to	2.15%	1.40%	28.24%	to	29.34%
	2018	1,883,217	18.40	to	32.01	48,948,376	1.30%	to	2.15%	0.13%	-6.69%	to	-5.89%
	2017	2,129,660	19.72	to	34.01	58,248,841	1.30%	to	2.15%	1.77%	19.00%	to	20.02%
	2016	2,388,636	16.58	to	28.34	53,999,860	1.30%	to	2.15%	2.01%	9.35%	to	10.29%
	2015	2,582,880	15.16	to	25.69	52,689,579	1.30%	to	2.15%	1.77%	-1.14%	to	-0.29%
Victory High Yield VIP Series	2019	500,049	$15.76	to	$23.17	$10,331,113	1.30%	to	2.30%	6.92%	13.24%	to	14.39%
	2018	583,451	13.91	to	20.26	10,609,703	1.30%	to	2.30%	0.50%	-2.00%	to	-1.01%
	2017	714,576	14.20	to	20.46	13,202,214	1.30%	to	2.30%	5.73%	7.43%	to	8.52%
	2016	796,767	13.22	to	18.86	13,644,037	1.30%	to	2.30%	6.25%	12.79%	to	13.94%
	2015	938,376	11.72	to	16.55	14,187,827	1.30%	to	2.30%	6.28%	-6.77%	to	-5.82%
Victory INCORE Low Duration Bond VIP Series	2019	22,978,274	$9.53	to	$11.15	$243,605,101	1.30%	to	2.15%	1.91%	1.57%	to	2.44%
	2018	24,388,405	9.39	to	10.88	253,037,803	1.30%	to	2.15%	0.48%	-1.15%	to	-0.30%
	2017	26,829,837	9.50	to	10.91	279,934,119	1.30%	to	2.15%	1.43%	-0.54%	to	0.32%
	2016	25,055,415	9.55	to	10.88	261,229,982	1.30%	to	2.15%	1.33%	-0.15%	to	0.71%
	2015	25,256,521	9.56	to	10.80	262,704,105	1.30%	to	2.15%	1.35%	-1.69%	to	-0.84%
Victory RS Small Cap Growth Equity VIP Series	2019	473,316	$35.86	to	$54.59	$17,109,467	1.30%	to	2.20%	0.00%	35.75%	to	36.98%
	2018	575,517	26.42	to	39.86	15,443,378	1.30%	to	2.20%	0.00%	-10.26%	to	-9.45%
	2017	674,893	29.44	to	44.01	20,143,305	1.30%	to	2.20%	0.00%	35.17%	to	36.40%
	2016	785,048	21.78	to	32.27	17,416,131	1.30%	to	2.20%	0.00%	-0.79%	to	0.12%
	2015	828,511	21.95	to	32.23	18,675,008	1.30%	to	2.20%	0.00%	-1.58%	to	-0.69%

B-80

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory RS International VIP Series	2019	1,377,587	$17.05	to	$26.43	$30,128,564	1.30%	to	2.30%	2.13%	19.98%	to	21.19%
	2018	1,704,365	14.21	to	21.81	30,862,541	1.30%	to	2.30%	0.83%	-12.71%	to	-11.82%
	2017	1,921,155	16.28	to	24.73	39,527,481	1.30%	to	2.30%	1.82%	22.81%	to	24.05%
	2016	2,522,292	13.26	to	19.94	41,941,521	1.30%	to	2.30%	2.09%	-0.73%	to	0.27%
	2015	2,709,520	13.35	to	19.88	44,977,713	1.30%	to	2.30%	1.98%	-1.47%	to	-0.47%
Victory Sophus Emerging Markets VIP Series	2019	577,361	$11.81	to	$26.50	$10,860,662	1.30%	to	2.30%	1.04%	20.31%	to	21.53%
	2018	690,805	9.82	to	21.81	10,727,822	1.30%	to	2.30%	0.79%	-20.82%	to	-20.02%
	2017	820,393	12.40	to	27.27	16,280,945	1.30%	to	2.30%	0.86%	39.61%	to	41.02%
	2016	928,128	8.88	to	19.34	13,376,279	1.30%	to	2.30%	0.88%	9.01%	to	10.12%
	2015	982,551	8.15	to	17.56	13,082,735	1.30%	to	2.30%	0.43%	-14.74%	to	-13.87%
Victory INCORE Investment Quality Bond VIP Series	2019	32,206,473	$13.53	to	$14.25	$423,721,122	1.30%	to	2.20%	2.71%	5.36%	to	6.32%
	2018	36,346,267	12.84	to	13.40	451,614,135	1.30%	to	2.20%	0.60%	-2.59%	to	-1.71%
	2017	39,532,152	13.19	to	13.63	503,046,738	1.30%	to	2.20%	2.34%	1.87%	to	2.80%
	2016	38,373,474	12.94	to	13.26	478,971,336	1.30%	to	2.20%	2.37%	1.26%	to	2.18%
	2015	41,022,666	12.78	to	12.98	505,301,325	1.30%	to	2.20%	2.53%	-1.87%	to	-0.98%
Gabelli Capital Asset Fund	2019	172,311	$24.65	to	$26.70	$4,530,840	1.45%	to	1.95%	0.32%	17.19%	to	17.78%
	2018	213,870	21.03	to	22.67	4,785,392	1.45%	to	1.95%	0.31%	-12.81%	to	-12.38%
	2017	268,343	24.13	to	25.87	6,834,346	1.45%	to	1.95%	0.26%	18.15%	to	18.74%
	2016	312,374	20.42	to	21.79	6,711,672	1.45%	to	1.95%	0.57%	12.03%	to	12.59%
	2015	363,528	18.23	to	19.35	6,946,428	1.45%	to	1.95%	0.41%	-10.58%	to	-10.13%
Value Line Centurion Fund	2019	44,290	$23.06	to	$24.98	$1,090,607	1.45%	to	1.95%	0.06%	30.48%	to	31.14%
	2018	49,546	17.67	to	19.05	932,120	1.45%	to	1.95%	0.23%	-1.72%	to	-1.23%
	2017	50,385	17.98	to	19.28	960,633	1.45%	to	1.95%	0.20%	17.39%	to	17.98%
	2016	68,666	15.32	to	16.35	1,111,968	1.45%	to	1.95%	0.20%	4.78%	to	5.31%
	2015	76,910	14.62	to	15.52	1,184,421	1.45%	to	1.95%	0.35%	-0.88%	to	-0.39%
Value Line Strategic Asset Management Trust	2019	148,517	$24.14	to	$32.09	$4,331,699	1.30%	to	2.05%	0.64%	25.03%	to	25.98%
	2018	185,840	19.31	to	25.47	4,329,635	1.30%	to	2.05%	0.73%	-1.94%	to	-1.20%
	2017	213,969	19.69	to	25.78	5,055,781	1.30%	to	2.05%	0.51%	14.50%	to	15.37%
	2016	318,979	17.20	to	22.35	6,535,139	1.30%	to	2.05%	0.59%	3.35%	to	4.14%
	2015	360,763	16.64	to	21.46	7,109,128	1.30%	to	2.05%	0.69%	-1.18%	to	-0.43%
Value Line VIP Equity Advantage Fund	2019	182,796	$11.93	to	$11.94	$2,257,378	0.75%	to	2.00%	4.09%	22.71%	to	24.28%
	2018	192,939	9.60	to	9.73	1,925,789	0.75%	to	2.00%	5.84%	-14.77%	to	-13.68%
	2017	213,372	11.12	to	11.41	2,483,319	0.75%	to	2.00%	0.36%	11.24%	to	19.53%
	2016	187,544	9.55	to	9.74	1,814,782	1.00%	to	2.00%	0.72%	7.08%	to	8.18%
	2015	71,713	8.92	to	9.00	643,027	1.00%	to	2.00%	0.00%	-10.82%	to	-10.00%
Invesco V.I. American Franchise Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	398,252	16.92	to	18.14	7,210,017	1.45%	to	1.95%	0.00%	24.56%	to	25.19%
	2016	484,791	13.58	to	14.49	7,012,281	1.45%	to	1.95%	0.00%	0.03%	to	0.53%
	2015	564,645	13.58	to	14.41	8,123,788	1.45%	to	1.95%	0.00%	2.72%	to	3.23%
Invesco V.I. Value Opportunities Fund Series II	2019	27,816	$15.10	to	$16.36	$453,776	1.45%	to	1.95%	0.00%	27.60%	to	28.24%
	2018	48,084	11.84	to	12.76	611,183	1.45%	to	1.95%	0.00%	-20.92%	to	-20.52%
	2017	52,843	14.97	to	16.05	845,508	1.45%	to	1.95%	0.01%	14.95%	to	15.53%
	2016	68,710	13.02	to	13.89	950,740	1.45%	to	1.95%	0.08%	15.63%	to	16.21%
	2015	105,179	11.26	to	11.95	1,233,207	1.45%	to	1.95%	2.26%	-12.39%	to	-11.95%
Invesco V.I. Global Real Estate Fund Series II	2019	11,079	$26.28	to	$28.08	$303,812	1.30%	to	1.90%	3.28%	20.32%	to	21.05%
	2018	18,729	21.84	to	23.20	384,971	1.30%	to	1.90%	3.54%	-8.11%	to	-7.55%
	2017	21,238	23.77	to	25.09	486,375	1.30%	to	1.90%	3.08%	10.59%	to	11.26%
	2016	20,595	21.49	to	22.55	436,521	1.30%	to	1.90%	1.24%	-0.12%	to	0.49%
	2015	27,867	15.23	to	22.44	573,790	1.30%	to	2.05%	3.44%	-3.75%	to	-3.02%
Invesco V.I. Government Securities Fund Series II(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	144,013	11.32	to	12.20	1,745,104	1.45%	to	1.95%	1.83%	-1.65%	to	-1.16%
	2017	180,462	11.51	to	12.35	2,214,646	1.45%	to	1.95%	1.81%	-0.26%	to	0.25%
	2016	227,378	11.59	to	12.32	2,785,304	1.45%	to	2.00%	1.77%	-1.01%	to	-0.47%
	2015	258,832	11.71	to	12.37	3,186,657	1.45%	to	2.00%	1.78%	-1.93%	to	-1.39%

B-81

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Mid Cap Core Equity Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,691,115	15.61	to	24.09	50,918,673	1.30%	to	2.15%	0.32%	12.20%	to	13.16%
	2016	2,920,339	13.91	to	21.29	48,899,244	1.30%	to	2.15%	0.00%	10.73%	to	11.69%
	2015	3,058,145	12.56	to	19.06	46,026,399	1.30%	to	2.15%	0.10%	-6.33%	to	-5.52%
Invesco V.I. Core Equity Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,604,300	15.62	to	24.74	164,209,542	1.30%	to	2.15%	0.80%	10.46%	to	11.41%
	2016	8,939,484	14.14	to	22.20	153,354,945	1.30%	to	2.15%	0.49%	7.66%	to	8.59%
	2015	9,375,084	13.13	to	20.45	148,657,292	1.30%	to	2.15%	0.93%	-8.02%	to	-7.22%
Invesco V.I. International Growth Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,775,578	12.70	to	14.29	148,523,457	1.30%	to	2.15%	1.23%	20.10%	to	21.13%
	2016	11,708,833	10.49	to	11.90	133,399,097	1.30%	to	2.15%	1.19%	-2.83%	to	-1.99%
	2015	11,299,507	10.70	to	12.24	131,031,492	1.30%	to	2.15%	1.35%	-4.70%	to	-3.88%
Invesco V.I. Small Cap Equity Fund Series II(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	3,370,349	12.76	to	13.41	45,168,211	1.30%	to	2.15%	0.00%	-17.09%	to	-16.37%
	2017	3,612,080	15.26	to	16.18	57,939,614	1.30%	to	2.15%	0.00%	11.29%	to	12.25%
	2016	4,050,278	13.59	to	14.54	57,955,912	1.30%	to	2.15%	0.00%	9.44%	to	10.38%
	2015	3,926,252	12.31	to	13.28	50,938,490	1.30%	to	2.15%	0.00%	-7.76%	to	-6.97%
Invesco V.I. Comstock Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	9,535,455	18.67	to	19.04	183,256,075	1.30%	to	2.15%	1.96%	15.06%	to	16.05%
	2016	10,998,390	16.09	to	16.55	182,372,579	1.30%	to	2.15%	1.32%	14.47%	to	15.46%
	2015	11,117,635	13.94	to	14.45	159,820,853	1.30%	to	2.15%	1.72%	-8.20%	to	-7.41%
Invesco V.I. American Value Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,488,059	15.90	to	32.45	51,929,306	1.30%	to	2.15%	0.60%	7.33%	to	8.26%
	2016	2,654,731	14.81	to	29.98	51,252,976	1.30%	to	2.15%	0.12%	12.74%	to	13.72%
	2015	2,610,688	13.14	to	26.36	44,562,340	1.30%	to	2.15%	0.01%	-11.30%	to	-10.54%
Invesco V.I. Growth and Income Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	230,155	22.63	to	24.27	5,522,757	1.45%	to	1.95%	1.23%	11.82%	to	12.38%
	2016	286,572	20.24	to	21.60	6,115,377	1.45%	to	1.95%	0.87%	17.10%	to	17.69%
	2015	324,636	17.28	to	18.35	5,889,018	1.45%	to	1.95%	2.56%	-5.19%	to	-4.71%
Invesco V.I. Balanced-Risk Allocation Fund Series II	2019	564,802	$11.26	to	$12.13	$7,150,215	0.75%	to	2.05%	0.00%	12.53%	to	14.02%
	2018	635,480	9.88	to	10.78	7,122,712	0.75%	to	2.05%	1.31%	-8.62%	to	-7.41%
	2017	715,898	11.80	to	12.38	8,725,813	1.00%	to	2.05%	3.81%	7.58%	to	8.73%
	2016	745,572	10.97	to	11.39	8,389,561	1.00%	to	2.05%	0.22%	9.22%	to	10.40%
	2015	497,868	10.04	to	10.31	5,093,530	1.00%	to	2.05%	4.96%	-6.36%	to	-5.36%
Alger Capital Appreciation Portfolio Class S(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	80,270	26.35	to	39.55	2,912,381	1.30%	to	2.30%	0.00%	27.75%	to	29.04%
	2016	96,948	20.62	to	30.65	2,718,811	1.30%	to	2.30%	0.00%	-2.08%	to	-1.09%
	2015	114,050	21.06	to	30.98	3,246,705	1.30%	to	2.30%	0.00%	3.49%	to	4.54%
AB VPS Growth and Income Portfolio Class B(13)	2019	14,205,369	$13.90	to	$14.29	$202,706,894	1.30%	to	2.05%	1.03%	21.09%	to	22.00%
	2018	16,155,677	11.48	to	11.71	189,226,726	1.30%	to	2.05%	0.73%	-7.77%	to	-7.07%
	2017	19,068,107	12.44	to	12.60	240,584,384	1.30%	to	2.05%	1.25%	16.17%	to	17.06%
	2016	21,355,202	10.71	to	10.77	230,569,121	1.30%	to	2.05%	1.23%	7.11%	to	7.68%
	2015	104,550	15.54	to	17.55	1,820,862	1.45%	to	2.00%	1.17%	-0.59%	to	-0.04%

B-82

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
AB VPS International Value Portfolio Class B(10)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,415,670	12.13	to	16.04	38,373,067	1.30%	to	2.05%	2.24%	0.31%	to	1.07%
AB VPS Large Cap Growth Portfolio Class B(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	64,426	24.64	to	26.55	1,697,983	1.45%	to	1.95%	0.00%	0.34%	to	0.84%
	2017	71,326	24.55	to	26.33	1,864,389	1.45%	to	1.95%	0.00%	29.12%	to	29.76%
	2016	83,781	19.02	to	20.29	1,689,323	1.45%	to	1.95%	0.00%	0.36%	to	0.87%
	2015	104,869	18.95	to	20.12	2,086,142	1.45%	to	1.95%	0.00%	8.70%	to	9.25%
AB VPS Global Thematic Growth Portfolio Class B	2019	51,639	$16.31	to	$17.66	$898,841	1.45%	to	1.95%	0.16%	27.26%	to	27.90%
	2018	67,141	12.81	to	13.81	917,497	1.45%	to	1.95%	0.00%	-11.73%	to	-11.29%
	2017	80,177	14.52	to	15.57	1,237,959	1.45%	to	1.95%	0.29%	33.65%	to	34.32%
	2016	81,676	10.86	to	11.59	939,393	1.45%	to	1.95%	0.00%	-2.81%	to	-2.32%
	2015	94,266	11.18	to	11.87	1,110,215	1.45%	to	1.95%	0.00%	0.65%	to	1.16%
AB VPS Real Estate Investment Portfolio Class B(5)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	101,566	24.52	to	27.43	2,745,841	1.45%	to	2.20%	1.65%	-6.54%	to	-5.83%
	2017	113,851	26.23	to	29.13	3,279,963	1.45%	to	2.20%	1.56%	4.04%	to	4.83%
	2016	134,365	25.21	to	27.79	3,697,048	1.45%	to	2.20%	1.37%	5.03%	to	5.82%
	2015	160,152	24.00	to	26.26	4,167,612	1.45%	to	2.20%	1.28%	-1.54%	to	-0.80%
AB VPS Value Portfolio Class B(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	53,522	15.97	to	17.12	906,047	1.45%	to	1.95%	1.06%	11.09%	to	11.65%
	2016	69,152	14.37	to	15.34	1,048,382	1.45%	to	1.95%	1.41%	9.12%	to	9.67%
	2015	75,796	13.17	to	13.98	1,047,744	1.45%	to	1.95%	1.83%	-8.97%	to	-8.52%
AB VPS Dynamic Asset Allocation Portfolio Class B	2019	225,640	$12.29	to	$13.13	$2,931,067	1.00%	to	2.00%	1.82%	12.94%	to	14.09%
	2018	239,092	10.88	to	11.51	2,729,300	1.00%	to	2.00%	1.65%	-9.20%	to	-8.27%
	2017	278,901	11.99	to	12.55	3,468,700	1.00%	to	2.00%	1.82%	12.04%	to	13.18%
	2016	270,725	10.70	to	11.09	2,984,193	1.00%	to	2.00%	0.61%	1.29%	to	2.33%
	2015	227,325	10.56	to	10.83	2,466,215	1.00%	to	2.00%	0.75%	-3.27%	to	-2.29%
BlackRock Capital Appreciation V.I. Fund Class III(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	5,023,250	17.02	to	18.39	91,700,901	1.30%	to	2.30%	0.00%	-0.21%	to	0.80%
	2017	10,608,158	17.06	to	18.25	201,264,461	1.30%	to	2.30%	0.00%	29.90%	to	31.22%
	2016	12,399,053	13.13	to	13.91	179,514,680	1.30%	to	2.30%	0.00%	-2.43%	to	-1.44%
	2015	12,324,914	13.46	to	14.11	181,094,004	1.30%	to	2.30%	0.00%	4.17%	to	5.22%
BlackRock Global Allocation V.I. Fund Class III	2019	193,796	$14.56	to	$18.93	$3,062,314	1.30%	to	2.30%	1.00%	15.06%	to	16.22%
	2018	280,070	12.65	to	16.29	3,958,721	1.30%	to	2.30%	0.82%	-9.69%	to	-8.78%
	2017	309,888	14.01	to	17.86	4,888,928	1.30%	to	2.30%	1.25%	11.11%	to	12.23%
	2016	331,196	12.61	to	15.91	4,649,136	1.30%	to	2.30%	1.23%	1.42%	to	2.45%
	2015	333,336	12.43	to	15.53	4,668,557	1.30%	to	2.30%	1.07%	-3.27%	to	-2.29%
BlackRock Advantage Large Cap Core V.I. Fund Class III	2019	9,750,496	$22.36	to	$34.10	$302,788,237	1.30%	to	2.15%	1.08%	25.81%	to	26.89%
	2018	11,152,509	17.78	to	26.88	273,771,072	1.30%	to	2.15%	1.15%	-7.53%	to	-6.74%
	2017	12,842,509	19.22	to	28.82	339,125,500	1.30%	to	2.15%	1.01%	19.35%	to	20.38%
	2016	14,833,618	16.11	to	23.94	326,172,418	1.30%	to	2.15%	0.98%	7.89%	to	8.82%
	2015	15,022,652	14.93	to	22.00	304,582,846	1.30%	to	2.15%	0.85%	-1.92%	to	-1.07%
BlackRock Advantage Large Cap Value V.I. Fund Class III	2019	50,631	$24.44	to	$28.13	$1,383,082	1.30%	to	2.05%	2.01%	22.06%	to	22.98%
	2018	64,937	20.02	to	22.87	1,440,918	1.30%	to	2.05%	2.56%	-10.33%	to	-9.65%
	2017	45,589	22.33	to	25.32	1,134,715	1.30%	to	2.05%	1.16%	14.47%	to	15.34%
	2016	58,806	19.51	to	21.95	1,265,083	1.30%	to	2.05%	0.91%	10.86%	to	11.70%
	2015	64,566	17.60	to	19.65	1,241,970	1.30%	to	2.05%	0.81%	-4.11%	to	-3.38%

B-83

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2019	43,249	$18.88	to	$26.02	$1,080,067	1.30%	to	2.30%	1.62%	18.10%	to	19.30%
	2018	27,750	15.99	to	21.81	584,957	1.30%	to	2.30%	1.22%	-6.98%	to	-6.04%
	2017	29,170	17.19	to	23.21	656,284	1.30%	to	2.30%	1.77%	12.73%	to	13.87%
	2016	62,691	15.25	to	20.39	1,232,005	1.30%	to	2.30%	1.95%	2.65%	to	3.69%
	2015	72,208	14.85	to	19.66	1,375,792	1.30%	to	2.30%	1.93%	-1.55%	to	-0.55%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2019	4,429,659	$18.01	to	$31.55	$109,020,300	1.30%	to	2.15%	0.26%	18.39%	to	19.41%
	2018	4,426,401	15.21	to	26.42	91,841,812	1.30%	to	2.15%	0.17%	-19.92%	to	-19.23%
	2017	4,650,876	19.00	to	32.71	120,381,383	1.30%	to	2.15%	0.33%	11.54%	to	12.50%
	2016	5,581,792	17.03	to	29.08	129,019,664	1.30%	to	2.15%	0.39%	29.89%	to	31.01%
	2015	5,472,745	13.11	to	22.20	98,538,370	1.30%	to	2.15%	0.57%	-8.33%	to	-7.54%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2019	10,390	$32.55	to	$44.12	$441,050	1.30%	to	1.70%	0.00%	38.01%	to	38.57%
	2018	13,341	23.59	to	31.84	396,647	1.30%	to	1.70%	0.00%	-3.66%	to	-3.27%
	2017	13,926	24.48	to	32.92	428,179	1.30%	to	1.70%	0.00%	26.65%	to	27.16%
	2016	14,172	19.33	to	25.89	344,188	1.30%	to	1.70%	0.00%	10.62%	to	11.07%
	2015	17,503	17.47	to	23.31	389,954	1.30%	to	1.70%	0.00%	1.81%	to	2.21%
Columbia Variable Portfolio – Large Cap Growth Fund Class 2(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	6,514	20.89	to	29.34	185,343	1.30%	to	2.05%	0.00%	25.23%	to	26.18%
	2016	3,458	16.68	to	23.25	77,577	1.30%	to	2.05%	0.00%	-3.43%	to	-2.70%
	2015	6,813	17.28	to	23.90	158,623	1.30%	to	2.05%	0.00%	-0.81%	to	-0.06%
CTIVPSM – Loomis Sayles Growth Fund(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	14,861	24.87	to	33.85	488,475	1.30%	to	2.30%	0.00%	29.65%	to	30.96%
	2016	20,315	19.18	to	25.85	510,846	1.30%	to	2.30%	0.18%	3.03%	to	4.08%
	2015	22,734	18.62	to	24.83	551,713	1.30%	to	2.30%	0.00%	-0.45%	to	0.55%
CTIVPSM – AQR Managed Futures Strategy Fund Class 2(15)	2019	4,960	$9.02	to	$9.17	$44,977	0.75%	to	1.35%	0.00%	-0.94%	to	-0.33%
	2018	4,817	9.10	to	9.20	44,006	0.75%	to	1.35%	0.00%	-9.00%	to	-8.44%
	2017	4,760	10.00	to	10.04	47,677	0.75%	to	1.35%	0.41%	0.02%	to	0.45%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2(12)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,101,071	19.86	to	29.66	61,693,142	1.30%	to	2.05%	0.00%	7.57%	to	8.39%
Davis Financial Portfolio	2019	61,457	$25.39	to	$40.17	$1,655,749	1.30%	to	2.05%	1.43%	23.29%	to	24.22%
	2018	76,274	20.59	to	32.33	1,641,189	1.30%	to	2.05%	1.14%	-12.50%	to	-11.83%
	2017	93,277	23.53	to	36.67	2,262,770	1.30%	to	2.05%	0.68%	18.94%	to	19.84%
	2016	104,808	19.79	to	30.60	2,186,638	1.30%	to	2.05%	0.97%	11.91%	to	12.76%
	2015	127,804	17.68	to	27.14	2,317,463	1.30%	to	2.05%	0.88%	-0.08%	to	0.68%
Davis Real Estate Portfolio	2019	108,088	$20.07	to	$21.61	$2,309,092	1.45%	to	1.95%	0.97%	23.30%	to	23.92%
	2018	118,769	16.28	to	17.44	2,050,512	1.45%	to	1.95%	2.65%	-6.66%	to	-6.20%
	2017	143,331	17.44	to	18.59	2,643,141	1.45%	to	1.95%	1.20%	6.15%	to	6.68%
	2016	171,191	16.33	to	17.42	2,960,880	1.45%	to	2.00%	1.69%	7.51%	to	8.10%
	2015	187,422	15.19	to	16.12	2,998,329	1.45%	to	2.00%	1.57%	-0.37%	to	0.18%
Davis Value Portfolio	2019	1,379,115	$21.07	to	$22.69	$31,215,218	1.45%	to	1.95%	1.47%	28.62%	to	29.27%
	2018	1,741,065	16.38	to	17.55	30,492,447	1.45%	to	1.95%	0.83%	-15.28%	to	-14.86%
	2017	2,039,520	19.22	to	20.61	41,947,687	1.45%	to	2.00%	0.69%	20.19%	to	20.85%
	2016	2,668,605	15.99	to	17.06	45,421,382	1.45%	to	2.00%	1.21%	9.65%	to	10.26%
	2015	3,026,152	14.58	to	15.47	46,715,555	1.45%	to	2.00%	0.74%	-0.43%	to	0.12%
Wells Fargo VT International Equity Fund Class 2(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	12,245,392	16.02	to	19.77	239,564,120	1.30%	to	2.05%	2.80%	21.80%	to	22.72%
	2016	13,970,422	13.15	to	16.11	222,963,956	1.30%	to	2.05%	2.83%	1.18%	to	1.95%
	2015	13,909,740	13.00	to	15.80	217,979,268	1.30%	to	2.05%	3.78%	-0.28%	to	0.48%

B-84

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Wells Fargo VT Small Cap Value Fund Class 2(14)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,286	12.30	to	18.09	215,606	1.30%	to	2.05%	0.24%	-12.46%	to	-11.80%
Fidelity VIP Balanced Portfolio Service Class 2	2019	111,024	$21.41	to	$24.14	$2,647,106	1.45%	to	2.20%	1.47%	21.40%	to	22.32%
	2018	139,917	17.64	to	19.73	2,732,304	1.45%	to	2.20%	1.22%	-6.53%	to	-5.83%
	2017	161,691	18.87	to	20.95	3,353,128	1.45%	to	2.20%	1.23%	13.58%	to	14.43%
	2016	203,741	16.61	to	18.31	3,698,752	1.45%	to	2.20%	1.16%	4.63%	to	5.42%
	2015	224,748	15.88	to	17.37	3,874,042	1.45%	to	2.20%	1.23%	-1.83%	to	-1.09%
Fidelity VIP Contrafund Portfolio Service Class 2(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	16,046,599	16.92	to	30.71	381,064,087	1.30%	to	2.15%	0.43%	-8.64%	to	-7.85%
	2017	21,272,654	24.96	to	33.33	557,251,134	1.30%	to	2.20%	0.76%	18.93%	to	20.01%
	2016	24,709,054	20.99	to	27.77	542,510,489	1.30%	to	2.20%	0.63%	5.37%	to	6.33%
	2015	24,749,023	19.92	to	26.12	518,238,702	1.30%	to	2.20%	0.81%	-1.78%	to	-0.89%
Fidelity VIP Equity-Income Portfolio Service Class 2	2019	559,205	$20.24	to	$22.81	$12,687,216	1.45%	to	2.20%	1.73%	24.33%	to	25.26%
	2018	698,790	16.28	to	18.21	12,649,871	1.45%	to	2.20%	1.96%	-10.54%	to	-9.86%
	2017	832,875	18.19	to	20.20	16,734,061	1.45%	to	2.20%	1.40%	10.19%	to	11.02%
	2016	1,037,579	16.51	to	18.20	18,795,287	1.45%	to	2.20%	1.99%	15.13%	to	16.00%
	2015	1,253,592	14.34	to	15.69	19,559,161	1.45%	to	2.20%	2.90%	-6.33%	to	-5.63%
Fidelity VIP Growth Portfolio Service Class 2(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	91,497	23.54	to	24.09	2,167,487	1.45%	to	2.00%	0.09%	32.13%	to	32.86%
	2016	115,370	17.72	to	18.24	2,055,499	1.45%	to	2.00%	0.00%	-1.46%	to	-0.91%
	2015	135,519	17.88	to	18.51	2,435,887	1.45%	to	2.00%	0.03%	4.78%	to	5.35%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2019	2,865,392	$11.47	to	$14.59	$42,213,070	1.30%	to	2.05%	2.40%	7.17%	to	7.98%
	2018	3,369,304	10.71	to	13.51	46,031,567	1.30%	to	2.05%	2.12%	-2.81%	to	-2.08%
	2017	4,008,034	11.02	to	13.79	56,050,082	1.30%	to	2.05%	2.06%	1.87%	to	2.64%
	2016	4,625,402	10.81	to	13.44	63,108,654	1.30%	to	2.05%	2.15%	2.34%	to	3.12%
	2015	5,229,295	10.57	to	13.03	69,252,685	1.30%	to	2.05%	2.31%	-2.88%	to	-2.14%
Fidelity VIP Mid Cap Portfolio Service Class 2	2019	6,084,690	$20.89	to	$33.74	$200,151,281	1.30%	to	2.30%	0.67%	20.35%	to	21.57%
	2018	6,658,777	17.35	to	27.76	180,027,326	1.30%	to	2.30%	0.40%	-16.72%	to	-15.88%
	2017	7,665,447	20.84	to	32.99	246,082,177	1.30%	to	2.30%	0.48%	17.78%	to	18.97%
	2016	9,046,689	17.69	to	27.73	244,330,617	1.30%	to	2.30%	0.31%	9.36%	to	10.46%
	2015	9,451,697	16.18	to	25.11	231,234,872	1.30%	to	2.30%	0.25%	-3.88%	to	-2.91%
Fidelity VIP Overseas Portfolio Service Class 2	2019	14,243	$17.08	to	$23.06	$314,550	1.30%	to	2.30%	1.38%	24.58%	to	25.84%
	2018	18,328	13.71	to	18.32	316,121	1.30%	to	2.30%	1.34%	-17.00%	to	-16.16%
	2017	16,392	16.52	to	21.86	348,487	1.30%	to	2.30%	1.21%	27.01%	to	28.30%
	2016	15,065	13.01	to	17.04	250,441	1.30%	to	2.30%	1.25%	-7.44%	to	-6.50%
	2015	15,907	14.05	to	18.22	282,785	1.30%	to	2.30%	1.13%	0.93%	to	1.95%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)	2019	2,090,026	$9.29	to	$10.15	$20,209,819	0.75%	to	2.30%	1.74%	-0.58%	to	0.99%
	2018	2,039,219	9.35	to	10.05	19,655,965	0.75%	to	2.30%	1.39%	-0.94%	to	0.62%
	2017	1,999,557	9.43	to	9.75	19,277,326	1.00%	to	2.30%	0.42%	-1.89%	to	-0.59%
	2016	2,170,573	9.62	to	9.81	21,145,923	1.00%	to	2.30%	0.01%	-2.29%	to	-1.00%
	2015	1,850,002	9.84	to	9.91	18,299,018	1.00%	to	2.30%	0.01%	-1.59%	to	-0.90%
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2019	1,209,178	$18.43	to	$25.94	$32,099,101	0.75%	to	2.05%	0.00%	37.62%	to	39.44%
	2018	1,274,650	13.22	to	18.85	24,714,206	0.75%	to	2.05%	0.09%	9.91%	to	11.37%
	2017	1,404,057	11.87	to	17.15	24,705,010	0.75%	to	2.05%	0.10%	18.67%	to	31.43%
	2016	1,308,017	13.05	to	13.55	17,526,834	1.00%	to	2.05%	0.05%	-1.99%	to	-0.94%
	2015	847,218	13.31	to	13.67	11,492,789	1.00%	to	2.05%	0.00%	3.18%	to	4.29%

B-85

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Templeton Global Bond VIP Fund Class 2	2019	483,060	$10.91	to	$14.29	$5,815,317	1.30%	to	2.30%	7.17%	-0.32%	to	0.69%
	2018	535,334	10.94	to	14.19	6,434,908	1.30%	to	2.30%	0.00%	-0.39%	to	0.61%
	2017	635,313	10.99	to	14.11	7,734,568	1.30%	to	2.30%	0.00%	-0.41%	to	0.60%
	2016	684,498	11.03	to	14.02	8,327,040	1.30%	to	2.30%	0.00%	0.58%	to	1.60%
	2015	731,145	10.97	to	13.80	8,900,889	1.30%	to	2.30%	7.82%	-6.49%	to	-5.55%
Templeton Growth VIP Fund Class 2	2019	147,172	$15.48	to	$23.12	$2,559,105	1.30%	to	1.95%	2.75%	12.92%	to	13.66%
	2018	165,361	13.71	to	20.34	2,528,938	1.30%	to	1.95%	1.99%	-16.50%	to	-15.96%
	2017	198,888	18.14	to	24.21	3,618,606	1.30%	to	2.05%	1.62%	16.08%	to	16.96%
	2016	244,707	15.63	to	20.70	3,820,715	1.30%	to	2.05%	2.07%	7.37%	to	8.19%
	2015	302,510	14.56	to	19.13	4,371,183	1.30%	to	2.05%	2.64%	-8.40%	to	-7.70%
Templeton Foreign VIP Fund Class 2(10)	2019	12,595,317	$10.94	to	$15.32	$187,079,321	1.30%	to	2.15%	1.72%	10.12%	to	11.07%
	2018	12,652,625	9.85	to	13.91	168,965,423	1.30%	to	2.15%	2.62%	-17.25%	to	-16.54%
	2017	12,483,219	11.80	to	16.81	198,896,670	1.30%	to	2.15%	2.57%	14.19%	to	15.18%
	2016	13,144,477	10.25	to	14.72	181,492,038	1.30%	to	2.15%	2.10%	2.48%	to	4.87%
	2015	8,370,186	14.04	to	14.43	120,447,598	1.40%	to	2.15%	2.93%	-8.50%	to	-7.80%
Franklin Income VIP Fund Class 2	2019	178,847	$16.10	to	$24.14	$4,060,517	1.30%	to	2.30%	5.47%	13.40%	to	14.55%
	2018	208,820	14.20	to	21.07	4,110,618	1.30%	to	2.30%	4.86%	-6.49%	to	-5.55%
	2017	250,912	15.18	to	22.31	5,296,219	1.30%	to	2.30%	4.19%	7.16%	to	8.25%
	2016	263,735	14.17	to	20.61	5,140,165	1.30%	to	2.30%	4.96%	11.41%	to	12.54%
	2015	297,468	12.72	to	18.31	5,132,373	1.30%	to	2.30%	4.59%	-9.18%	to	-8.26%
Franklin Mutual Shares VIP Fund Class 2	2019	77,607	$19.84	to	$26.65	$1,879,570	1.30%	to	2.05%	1.81%	20.07%	to	20.98%
	2018	96,897	16.52	to	22.03	1,915,931	1.30%	to	2.05%	2.21%	-10.92%	to	-10.25%
	2017	131,204	18.55	to	24.55	2,869,430	1.30%	to	2.05%	2.17%	6.13%	to	6.94%
	2016	144,990	17.48	to	22.95	2,991,445	1.30%	to	2.05%	2.04%	13.68%	to	14.55%
	2015	170,404	15.37	to	20.04	3,046,263	1.30%	to	2.05%	3.11%	-6.88%	to	-6.17%
Franklin U.S. Government Securities VIP Fund Class 2(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	28,064,073	9.09	to	10.67	283,748,345	1.30%	to	2.15%	2.72%	-1.81%	to	-0.97%
	2017	29,965,989	9.25	to	10.78	306,740,962	1.30%	to	2.15%	2.64%	-0.83%	to	0.02%
	2016	27,347,898	9.33	to	10.78	280,487,142	1.30%	to	2.15%	2.51%	-1.50%	to	-0.65%
	2015	27,545,334	9.47	to	10.85	285,923,819	1.30%	to	2.15%	2.50%	-1.68%	to	-0.83%
Franklin Rising Dividends VIP Fund Class 2(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	438,634	20.58	to	23.03	9,968,777	1.45%	to	2.20%	1.30%	-7.15%	to	-6.45%
	2017	536,974	22.17	to	24.61	13,074,732	1.45%	to	2.20%	1.55%	17.92%	to	18.81%
	2016	672,352	18.80	to	20.72	13,802,551	1.45%	to	2.20%	1.40%	13.50%	to	14.36%
	2015	844,435	16.56	to	18.12	15,129,219	1.45%	to	2.20%	1.44%	-5.76%	to	-5.05%
Franklin Small Cap Value VIP Fund Class 2	2019	2,190,046	$24.53	to	$37.01	$75,928,230	1.30%	to	2.30%	1.06%	23.46%	to	24.71%
	2018	2,568,832	19.87	to	29.68	71,304,479	1.30%	to	2.30%	0.89%	-14.87%	to	-14.01%
	2017	2,879,588	23.34	to	34.51	92,590,745	1.30%	to	2.30%	0.52%	8.12%	to	9.21%
	2016	3,458,316	21.58	to	31.60	100,988,739	1.30%	to	2.30%	0.82%	27.20%	to	28.49%
	2015	4,055,365	16.97	to	24.59	91,924,463	1.30%	to	2.30%	0.63%	-9.51%	to	-8.59%
Franklin Growth & Income VIP Fund Class 2	2019	1,797,487	$13.20	to	$16.77	$31,197,465	0.75%	to	2.05%	2.29%	23.08%	to	24.72%
	2018	1,923,627	10.58	to	13.62	26,973,126	0.75%	to	2.05%	2.45%	-6.54%	to	-5.29%
	2017	2,092,783	11.18	to	14.57	31,257,378	0.75%	to	2.05%	5.94%	11.76%	to	13.48%
	2016	1,882,867	12.84	to	13.33	24,803,818	1.00%	to	2.05%	2.45%	9.33%	to	10.50%
	2015	1,169,369	11.75	to	12.06	13,977,894	1.00%	to	2.05%	2.83%	-2.94%	to	-1.90%
MFS Total Return Bond Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,591,159	10.39	to	11.25	127,060,373	1.30%	to	2.15%	3.20%	1.95%	to	2.83%
	2016	10,175,051	10.19	to	10.94	108,764,774	1.30%	to	2.15%	3.35%	1.77%	to	2.65%
	2015	9,666,177	10.01	to	10.66	100,992,958	1.30%	to	2.15%	3.29%	-2.71%	to	-1.87%
MFS Core Equity Portfolio Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,624	23.71	to	24.56	285,182	1.45%	to	1.70%	0.64%	22.39%	to	22.70%
	2016	14,966	19.06	to	20.01	299,221	1.45%	to	1.75%	0.49%	9.12%	to	9.45%
	2015	15,727	17.46	to	18.29	287,306	1.45%	to	1.75%	0.96%	-2.16%	to	-1.87%

B-86

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Growth Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	55,351	26.33	to	36.95	1,762,325	1.30%	to	2.30%	0.00%	28.09%	to	29.38%
	2016	85,193	20.56	to	28.56	2,109,168	1.30%	to	2.30%	0.00%	-0.17%	to	0.85%
	2015	127,194	20.59	to	28.32	3,175,955	1.30%	to	2.30%	0.00%	4.85%	to	5.91%
MFS Investors Trust Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	15,738	22.68	to	24.83	388,587	1.45%	to	1.75%	0.55%	20.88%	to	21.24%
	2016	17,163	18.76	to	20.48	349,597	1.45%	to	1.75%	0.52%	6.42%	to	6.74%
	2015	32,565	17.63	to	19.18	621,801	1.45%	to	1.75%	0.65%	-1.79%	to	-1.50%
MFS New Discovery Series Service Class	2019	1,139,111	$36.80	to	$38.97	$44,049,640	1.40%	to	2.15%	0.00%	38.25%	to	39.30%
	2018	1,324,953	26.62	to	27.98	36,773,638	1.40%	to	2.15%	0.00%	-3.82%	to	-3.09%
	2017	1,557,560	27.67	to	28.87	44,634,703	1.40%	to	2.15%	0.00%	23.63%	to	24.56%
	2016	1,806,592	22.39	to	23.18	41,578,565	1.40%	to	2.15%	0.00%	6.46%	to	7.27%
	2015	1,565,971	21.03	to	21.61	33,564,333	1.40%	to	2.15%	0.00%	-4.24%	to	-3.52%
MFS Strategic Income Portfolio Service Class	2019	30,770	$15.21	to	$16.48	$492,740	1.45%	to	1.95%	3.37%	9.13%	to	9.68%
	2018	29,978	13.94	to	15.02	439,567	1.45%	to	1.95%	3.57%	-4.01%	to	-3.53%
	2017	31,079	14.52	to	15.57	476,676	1.45%	to	1.95%	4.12%	3.83%	to	4.35%
	2016	29,259	13.99	to	14.93	435,303	1.45%	to	1.95%	2.85%	5.90%	to	6.43%
	2015	31,021	13.21	to	14.02	433,300	1.45%	to	1.95%	5.20%	-3.96%	to	-3.48%
MFS Total Return Series Service Class	2019	292,801	$18.10	to	$20.41	$5,893,145	1.45%	to	2.20%	2.05%	17.49%	to	18.38%
	2018	366,328	15.41	to	17.24	6,234,134	1.45%	to	2.20%	1.96%	-7.93%	to	-7.24%
	2017	452,869	16.74	to	18.59	8,325,285	1.45%	to	2.20%	2.09%	9.58%	to	10.40%
	2016	606,454	15.27	to	16.83	10,104,489	1.45%	to	2.20%	2.63%	6.43%	to	7.23%
	2015	724,763	14.35	to	15.70	11,275,546	1.45%	to	2.20%	2.28%	-2.75%	to	-2.02%
MFS Utilities Series Service Class(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	4,202,241	14.45	to	24.51	85,147,507	1.30%	to	2.15%	0.85%	-1.35%	to	-0.50%
	2017	4,611,636	14.65	to	24.63	94,372,063	1.30%	to	2.15%	4.04%	12.04%	to	13.01%
	2016	4,843,625	13.07	to	21.80	88,070,613	1.30%	to	2.15%	3.61%	8.85%	to	9.79%
	2015	5,188,134	12.01	to	19.86	86,452,258	1.30%	to	2.15%	4.13%	-16.58%	to	-15.87%
MFS Value Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	43,433	23.45	to	30.11	1,218,829	1.30%	to	2.05%	1.73%	14.95%	to	15.82%
	2016	48,192	20.40	to	25.99	1,174,165	1.30%	to	2.05%	1.98%	11.45%	to	12.29%
	2015	53,903	18.31	to	23.15	1,161,006	1.30%	to	2.05%	2.10%	-2.96%	to	-2.22%
MFS Technology Portfolio Service Class	2019	1,213,485	$22.23	to	$23.55	$28,432,318	1.40%	to	2.15%	0.00%	32.97%	to	33.97%
	2018	1,433,302	16.72	to	17.58	25,074,384	1.40%	to	2.15%	0.00%	-0.65%	to	0.10%
	2017	1,674,060	16.83	to	17.56	29,268,260	1.40%	to	2.15%	0.00%	35.68%	to	36.71%
	2016	2,016,435	12.40	to	12.84	25,804,935	1.40%	to	2.15%	0.00%	6.06%	to	6.86%
	2015	2,159,542	11.70	to	12.02	25,882,086	1.40%	to	2.15%	0.00%	8.16%	to	8.98%
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	2019	553,402	$13.03	to	$15.78	$9,142,597	0.75%	to	2.05%	1.47%	23.08%	to	24.71%
	2018	588,577	10.45	to	12.82	7,826,875	0.75%	to	2.05%	0.92%	-11.57%	to	-10.40%
	2017	602,479	11.66	to	14.50	9,000,321	0.75%	to	2.05%	1.33%	16.61%	to	24.22%
	2016	589,930	11.67	to	12.12	7,065,697	1.00%	to	2.05%	1.24%	1.71%	to	2.80%
	2015	434,063	11.48	to	11.79	5,071,134	1.00%	to	2.05%	2.21%	4.14%	to	5.26%
MFS Blended Research Core Equity Portfolio Service Class	2019	3,676,913	$13.65	to	$14.08	$51,706,539	1.40%	to	2.06%	1.26%	26.25%	to	27.07%
	2018	3,887,357	10.82	to	11.08	43,026,930	1.40%	to	2.06%	1.13%	-9.87%	to	-9.28%
	2017	4,167,332	12.00	to	12.21	50,856,770	1.40%	to	2.06%	1.29%	18.01%	to	18.78%
	2016	4,367,855	10.15	to	10.28	44,886,590	1.40%	to	2.15%	1.37%	5.85%	to	6.66%
	2015	2,806,600	9.62	to	9.64	27,047,462	1.40%	to	1.75%	2.13%	-3.84%	to	-3.61%
Oppenheimer Capital Appreciation Fund/VA Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,010,538	22.60	to	31.26	92,949,366	1.30%	to	2.05%	0.01%	23.92%	to	24.86%
	2016	3,526,468	18.24	to	25.04	87,332,497	1.30%	to	2.05%	0.12%	-4.43%	to	-3.70%
	2015	3,452,198	19.08	to	26.00	88,886,050	1.30%	to	2.05%	0.00%	1.16%	to	1.93%

B-87

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	2019	412,156	$11.77	to	$12.36	$5,354,662	0.75%	to	2.05%	0.72%	25.33%	to	26.99%
	2018	464,901	9.27	to	9.86	4,769,161	0.75%	to	2.05%	0.57%	-21.20%	to	-20.15%
	2017	533,074	12.52	to	13.13	7,443,625	1.00%	to	2.05%	1.16%	23.85%	to	25.18%
	2016	485,183	10.10	to	10.49	5,502,365	1.00%	to	2.05%	0.83%	-4.72%	to	-3.69%
	2015	366,791	10.60	to	10.89	4,614,916	1.00%	to	2.05%	0.87%	0.99%	to	2.08%
Invesco Oppenheimer Main St Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund/VA Service Class)(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	8,587,228	20.97	to	33.79	207,748,091	1.30%	to	2.30%	0.06%	-12.59%	to	-11.70%
	2017	9,546,509	23.99	to	38.26	264,000,286	1.30%	to	2.30%	0.64%	11.30%	to	12.43%
	2016	10,651,771	21.55	to	34.03	265,273,548	1.30%	to	2.30%	0.25%	14.97%	to	16.14%
	2015	9,820,343	18.75	to	29.30	217,433,281	1.30%	to	2.30%	0.63%	-8.24%	to	-7.31%
Invesco Oppenheimer Global Strategy Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA Service Class)(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	24,503,902	10.10	to	14.71	316,244,348	1.30%	to	2.15%	4.52%	-6.58%	to	-5.78%
	2017	26,111,876	10.81	to	15.62	359,893,887	1.30%	to	2.15%	2.00%	3.76%	to	4.66%
	2016	24,760,921	10.42	to	14.92	328,400,646	1.30%	to	2.15%	4.60%	3.98%	to	4.88%
	2015	25,137,865	10.02	to	14.23	323,208,207	1.30%	to	2.15%	5.40%	-4.58%	to	-3.76%
PIMCO Low Duration Portfolio Advisor Class	2019	113,358	$9.67	to	$11.81	$1,286,389	1.30%	to	2.05%	2.68%	1.80%	to	2.58%
	2018	130,761	9.50	to	11.51	1,449,384	1.30%	to	2.05%	1.79%	-1.81%	to	-1.07%
	2017	165,475	9.67	to	11.64	1,869,013	1.30%	to	2.05%	1.24%	-0.82%	to	-0.07%
	2016	201,863	9.75	to	11.65	2,291,798	1.30%	to	2.05%	1.39%	-0.77%	to	-0.02%
	2015	216,914	9.83	to	11.65	2,469,904	1.30%	to	2.05%	3.24%	-1.83%	to	-1.08%
PIMCO Real Return Portfolio Advisor Class	2019	59,841	$10.47	to	$13.92	$796,393	1.30%	to	2.30%	1.43%	5.86%	to	6.93%
	2018	113,457	9.89	to	13.02	1,439,008	1.30%	to	2.30%	2.35%	-4.54%	to	-3.58%
	2017	149,830	10.36	to	13.50	1,947,674	1.30%	to	2.30%	2.27%	1.18%	to	2.21%
	2016	165,653	10.24	to	13.21	2,109,516	1.30%	to	2.30%	2.17%	2.68%	to	3.72%
	2015	181,788	9.97	to	12.74	2,227,825	1.30%	to	2.30%	3.71%	-5.03%	to	-4.07%
PIMCO Total Return Portfolio Advisor Class(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	23,828,459	10.44	to	13.25	312,010,614	1.30%	to	2.30%	2.37%	-2.91%	to	-1.93%
	2017	47,742,152	10.75	to	13.51	578,478,178	1.30%	to	2.30%	1.92%	2.41%	to	3.45%
	2016	44,812,493	10.50	to	13.06	526,091,024	1.30%	to	2.30%	1.98%	0.23%	to	1.24%
	2015	48,688,308	10.47	to	12.90	566,325,510	1.30%	to	2.30%	4.88%	-1.95%	to	-0.96%
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2019	96,550	$12.28	to	$13.12	$1,241,568	1.00%	to	2.00%	2.03%	16.57%	to	17.76%
	2018	103,999	10.53	to	11.14	1,138,650	1.00%	to	2.00%	1.13%	-7.56%	to	-6.62%
	2017	130,655	11.37	to	11.93	1,537,258	1.00%	to	2.05%	0.61%	11.97%	to	13.17%
	2016	134,787	10.15	to	10.54	1,405,380	1.00%	to	2.05%	0.67%	2.83%	to	3.93%
	2015	98,189	9.87	to	10.14	988,655	1.00%	to	2.05%	1.99%	-3.30%	to	-2.27%
PIMCO Dynamic Bond Portfolio Adviser Class	2019	191,401	$10.17	to	$10.65	$2,030,614	0.75%	to	2.00%	4.32%	2.74%	to	4.05%
	2018	195,156	9.90	to	10.23	2,000,127	0.75%	to	2.00%	2.75%	-1.10%	to	0.16%
	2017	188,592	10.01	to	10.48	1,942,851	1.00%	to	2.00%	1.61%	2.81%	to	3.86%
	2016	189,522	9.72	to	10.09	1,886,938	1.00%	to	2.05%	1.63%	2.48%	to	3.58%
	2015	106,840	9.50	to	9.74	1,030,673	1.00%	to	2.00%	4.52%	-3.74%	to	-2.76%
Pioneer Disciplined Value VCT Portfolio Class II(13)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,015,558	15.08	to	17.94	213,740,946	1.30%	to	2.05%	0.74%	-7.39%	to	-6.69%

B-88

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Pioneer Equity Income VCT Portfolio Class II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,406,871	23.95	to	30.65	208,549,990	1.30%	to	2.30%	1.47%	12.54%	to	13.68%
	2016	11,083,830	21.28	to	26.96	195,702,428	1.30%	to	2.30%	1.84%	16.79%	to	17.97%
	2015	10,553,098	18.22	to	22.86	157,950,595	1.30%	to	2.30%	1.93%	-2.07%	to	-1.08%
Pioneer Fund VCT Portfolio Class II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,080	22.15	to	28.63	56,465	1.30%	to	2.05%	0.95%	18.88%	to	19.78%
	2016	2,514	18.63	to	23.90	57,335	1.30%	to	2.05%	1.05%	7.37%	to	8.19%
	2015	2,617	17.35	to	22.09	55,188	1.30%	to	2.05%	0.76%	-2.41%	to	-1.67%
Pioneer Mid Cap Value VCT Portfolio Class II	2019	6,028,462	$20.02	to	$27.68	$164,635,350	1.30%	to	2.30%	1.06%	25.15%	to	26.42%
	2018	6,979,086	16.00	to	21.90	150,972,881	1.30%	to	2.30%	0.46%	-21.34%	to	-20.54%
	2017	7,229,466	20.34	to	27.56	197,061,556	1.30%	to	2.30%	0.62%	10.29%	to	11.40%
	2016	7,878,991	18.44	to	24.74	193,019,720	1.30%	to	2.30%	0.47%	13.56%	to	14.71%
	2015	8,246,654	16.24	to	21.56	176,331,100	1.30%	to	2.30%	0.55%	-8.50%	to	-7.57%
Pioneer Bond VCT Portfolio Class II	2019	6,024,646	$10.79	to	$10.93	$65,664,693	0.75%	to	2.05%	3.01%	6.67%	to	8.08%
	2018	6,311,045	9.99	to	10.25	64,055,884	0.75%	to	2.05%	3.06%	-3.02%	to	-1.73%
	2017	6,648,443	10.16	to	10.57	69,268,040	0.75%	to	2.05%	2.61%	1.52%	to	1.61%
	2016	5,188,812	10.41	to	10.81	52,967,795	1.00%	to	2.05%	2.54%	1.79%	to	2.89%
	2015	2,719,533	10.23	to	10.50	27,107,672	1.00%	to	2.05%	2.42%	-1.97%	to	-0.92%
American Century VP Mid Cap Value Fund Class II	2019	893,896	$11.89	to	$17.21	$15,422,603	0.75%	to	2.05%	1.91%	26.35%	to	28.03%
	2018	950,856	9.29	to	13.62	13,046,520	0.75%	to	2.05%	1.54%	-14.75%	to	-13.61%
	2017	5,767,302	10.75	to	26.69	148,586,896	0.75%	to	2.15%	1.40%	7.53%	to	9.08%
	2016	5,809,086	15.19	to	24.47	137,749,443	1.00%	to	2.15%	1.56%	20.08%	to	21.49%
	2015	5,280,039	12.50	to	20.38	105,193,903	1.00%	to	2.15%	1.49%	-3.69%	to	-2.56%
American Century VP Inflation Protection Fund Class II	2019	874,721	$9.92	to	$10.60	$9,137,135	0.75%	to	2.05%	2.33%	6.67%	to	8.09%
	2018	870,570	9.30	to	9.81	8,437,292	0.75%	to	2.05%	2.85%	-4.81%	to	-3.55%
	2017	894,243	9.77	to	10.17	9,025,571	0.75%	to	2.05%	2.67%	1.55%	to	1.68%
	2016	777,179	9.62	to	9.99	7,670,726	1.00%	to	2.05%	1.82%	2.24%	to	3.34%
	2015	477,942	9.41	to	9.67	4,579,502	1.00%	to	2.05%	1.62%	-4.47%	to	-3.44%
Dreyfus Appreciation Portfolio Service Class(11)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	1,217,339	48.04	to	49.36	59,916,192	1.40%	to	2.15%	1.48%	-4.80%	to	-4.08%
Ivy VIP Mid Cap Growth Fund Class II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,780,945	13.45	to	14.03	122,670,391	1.40%	to	2.15%	0.00%	24.18%	to	25.12%
	2016	9,800,311	10.83	to	11.21	109,507,604	1.40%	to	2.15%	0.00%	3.84%	to	4.63%
	2015	8,567,886	10.43	to	10.72	91,551,483	1.40%	to	2.15%	0.00%	-7.80%	to	-7.10%
Ivy VIP Global Bond Fund Class II	2019	447,779	$10.69	to	$10.94	$5,016,863	0.75%	to	2.05%	3.70%	7.18%	to	8.60%
	2018	512,928	9.97	to	10.08	5,319,461	0.75%	to	2.05%	2.84%	-2.22%	to	-0.93%
	2017	528,191	10.17	to	10.20	5,562,820	0.75%	to	2.05%	2.81%	1.70%	to	2.13%
	2016	478,173	9.99	to	10.37	4,894,682	1.00%	to	2.05%	3.40%	4.84%	to	5.96%
	2015	339,352	9.53	to	9.78	3,289,588	1.00%	to	2.05%	2.49%	-4.65%	to	-3.63%
Ivy VIP High Income Fund Class II	2019	630,845	$11.07	to	$11.93	$7,848,270	0.75%	to	2.05%	6.67%	8.91%	to	10.36%
	2018	694,532	10.03	to	10.95	7,875,229	0.75%	to	2.05%	6.37%	-4.12%	to	-2.85%
	2017	744,878	10.32	to	11.42	8,748,937	0.75%	to	2.05%	5.49%	3.23%	to	4.49%
	2016	639,274	10.93	to	11.35	7,169,069	1.00%	to	2.05%	6.52%	13.80%	to	15.02%
	2015	407,419	9.61	to	9.87	3,985,414	1.00%	to	2.05%	4.76%	-8.42%	to	-7.44%
Putnam VT Equity Income Fund Class IB	2019	4,026,357	$31.07	to	$32.91	$131,972,296	1.40%	to	2.15%	2.06%	27.61%	to	28.58%
	2018	4,497,171	24.35	to	25.59	114,664,289	1.40%	to	2.15%	0.70%	-10.45%	to	-9.77%
	2017	4,886,198	27.19	to	28.36	138,121,454	1.40%	to	2.15%	1.67%	16.23%	to	17.11%
	2016	5,310,015	23.39	to	24.22	128,240,058	1.40%	to	2.15%	1.82%	11.20%	to	12.05%
	2015	4,815,996	21.04	to	21.62	103,842,408	1.40%	to	2.15%	1.43%	-5.12%	to	-4.40%

B-89

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Putnam VT Multi Asset Absolute Return Class IB	2019	144,230	$9.77	to	$10.44	$1,476,229	1.00%	to	2.00%	0.00%	3.80%	to	4.85%
	2018	174,917	9.39	to	9.95	1,711,226	1.00%	to	2.05%	0.38%	-9.73%	to	-8.76%
	2017	181,489	10.40	to	10.91	1,952,018	1.00%	to	2.05%	0.00%	4.79%	to	5.91%
	2016	154,673	9.92	to	10.30	1,575,398	1.00%	to	2.05%	3.75%	-1.37%	to	-0.31%
	2015	129,597	10.06	to	10.33	1,325,172	1.00%	to	2.05%	0.06%	-2.58%	to	-1.53%
Putnam VT Small Cap Value Fund Class IB	2019	598,621	$10.36	to	$13.91	$8,008,158	0.75%	to	2.05%	0.65%	21.69%	to	23.31%
	2018	599,740	8.40	to	11.43	6,610,151	0.75%	to	2.05%	0.40%	-21.57%	to	-20.53%
	2017	617,738	10.57	to	14.57	8,654,837	0.75%	to	2.05%	0.69%	5.66%	to	5.74%
	2016	463,649	13.79	to	14.31	6,286,912	1.00%	to	2.05%	0.97%	24.87%	to	26.21%
	2015	233,009	11.04	to	11.34	2,619,225	1.00%	to	2.05%	0.60%	-6.20%	to	-5.20%
Putnam VT Multi Cap Core Fund Class IB	2019	8,082,543	$14.32	to	$14.83	$119,624,021	1.40%	to	2.15%	1.14%	28.81%	to	29.79%
	2018	8,930,195	11.11	to	11.43	101,863,909	1.40%	to	2.15%	1.09%	-9.61%	to	-8.93%
	2017	9,874,025	12.30	to	12.55	123,722,700	1.40%	to	2.15%	1.08%	20.22%	to	21.14%
	2016	11,074,209	10.23	to	10.36	114,607,665	1.40%	to	2.15%	0.55%	9.64%	to	10.48%
	2015	2,973,680	9.35	to	9.38	27,875,549	1.40%	to	1.75%	0.00%	-6.47%	to	-6.24%
ALPS/Alerian Energy Infrastructure Portfolio Class III	2019	230,059	$9.26	to	$9.39	$2,241,807	0.75%	to	2.05%	1.54%	17.94%	to	19.51%
	2018	256,293	7.85	to	7.85	2,097,559	0.75%	to	2.05%	1.71%	-20.62%	to	-19.57%
	2017	288,182	9.76	to	9.89	2,947,478	0.75%	to	2.05%	1.97%	-2.87%	to	-2.36%
	2016	251,997	10.18	to	10.57	2,635,047	1.00%	to	2.05%	2.56%	37.90%	to	39.39%
	2015	167,892	7.38	to	7.58	1,262,873	1.00%	to	2.05%	1.07%	-39.20%	to	-38.54%
ALPS/Red Rocks Listed Private Equity Portfolio Class III	2019	198,044	$14.39	to	$15.13	$2,951,842	1.00%	to	2.00%	0.00%	37.04%	to	38.44%
	2018	203,321	10.50	to	10.93	2,196,008	1.00%	to	2.00%	5.18%	-14.28%	to	-13.41%
	2017	210,812	12.25	to	12.62	2,637,051	1.00%	to	2.00%	2.52%	22.46%	to	23.71%
	2016	192,754	9.99	to	10.20	1,954,891	1.00%	to	2.05%	0.90%	5.75%	to	6.89%
	2015	124,718	9.46	to	9.54	1,186,917	1.00%	to	2.00%	0.26%	-5.45%	to	-4.58%
DWS Alternative Asset Allocation VIP Class B	2019	50,225	$10.12	to	$10.61	$533,414	0.75%	to	2.00%	3.54%	12.06%	to	13.49%
	2018	49,622	9.03	to	9.35	466,908	0.75%	to	2.00%	1.90%	-11.16%	to	-10.03%
	2017	55,721	10.14	to	10.39	585,856	0.75%	to	2.05%	1.96%	3.88%	to	4.82%
	2016	50,969	9.67	to	10.04	507,431	1.00%	to	2.05%	1.87%	2.83%	to	3.94%
	2015	45,993	9.41	to	9.66	441,679	1.00%	to	2.05%	2.25%	-8.46%	to	-7.48%
Janus Henderson Enterprise Portfolio Service Shares	2019	486,316	$22.63	to	$24.26	$11,592,973	1.00%	to	2.05%	0.05%	32.39%	to	33.81%
	2018	530,966	17.10	to	18.13	9,481,712	1.00%	to	2.05%	0.13%	-2.70%	to	-1.66%
	2017	567,782	17.57	to	18.43	10,337,425	1.00%	to	2.05%	0.54%	24.48%	to	25.82%
	2016	515,979	14.11	to	14.65	7,486,196	1.00%	to	2.05%	0.69%	9.80%	to	10.98%
	2015	354,420	12.86	to	13.20	4,646,655	1.00%	to	2.05%	0.82%	1.64%	to	2.73%
Janus Henderson Global Technology Portfolio Service Shares (12)	2019	2,892,233	$18.00	to	$22.28	$67,172,349	0.75%	to	2.05%	0.40%	41.86%	to	43.73%
	2018	3,622,377	12.52	to	15.71	58,795,880	0.75%	to	2.05%	1.06%	0.00%	to	0.00%
	2017	4,279,482	15.89	to	22.19	69,833,121	1.00%	to	2.05%	0.44%	41.94%	to	43.46%
	2016	5,497,110	14.90	to	15.47	62,570,771	1.00%	to	2.05%	0.12%	11.51%	to	12.71%
	2015	123,545	13.37	to	13.73	1,682,436	1.00%	to	2.05%	0.45%	2.50%	to	3.60%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2019	352,637	$12.27	to	$13.78	$5,106,191	0.75%	to	2.05%	0.04%	15.37%	to	16.90%
	2018	445,103	10.50	to	11.94	5,537,147	0.75%	to	2.05%	1.29%	-8.48%	to	-7.27%
	2017	468,590	11.32	to	13.05	6,314,484	0.75%	to	2.05%	0.00%	13.19%	to	18.06%
	2016	466,166	11.06	to	11.48	5,285,533	1.00%	to	2.05%	0.26%	1.18%	to	2.27%
	2015	408,243	10.93	to	11.22	4,543,588	1.00%	to	2.05%	0.00%	-2.49%	to	-1.44%
ClearBridge Variable Small Cap Growth Portfolio Class II	2019	657,676	$15.10	to	$18.00	$11,797,539	0.75%	to	2.05%	0.00%	23.96%	to	25.60%
	2018	693,898	12.02	to	14.52	9,984,865	0.75%	to	2.05%	0.00%	1.09%	to	2.43%
	2017	788,251	11.74	to	14.36	11,121,926	0.75%	to	2.05%	0.00%	17.39%	to	21.37%
	2016	604,174	11.83	to	12.28	7,109,008	1.00%	to	2.05%	0.00%	3.37%	to	4.48%
	2015	276,769	11.45	to	11.76	3,225,605	1.00%	to	2.05%	0.00%	-6.55%	to	-5.55%

B-90

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2019	78,973	$11.74	to	$12.55	$973,449	1.00%	to	2.00%	2.03%	13.20%	to	14.36%
	2018	84,661	10.37	to	10.97	914,779	1.00%	to	2.00%	1.26%	-9.10%	to	-8.18%
	2017	120,451	11.41	to	11.95	1,420,615	1.00%	to	2.00%	1.24%	11.54%	to	12.68%
	2016	124,782	10.23	to	10.60	1,309,914	1.00%	to	2.00%	1.05%	-2.47%	to	-1.47%
	2015	94,534	10.49	to	10.76	1,010,416	1.00%	to	2.00%	1.65%	-7.33%	to	-6.39%
Western Asset Core Plus VIT Portfolio Class II(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	4,284,806	9.82	to	9.97	42,696,506	1.40%	to	1.80%	3.43%	-4.39%	to	-4.00%
	2017	4,192,864	10.27	to	10.39	43,530,428	1.40%	to	1.80%	4.13%	3.79%	to	4.21%
	2016	3,225,828	9.90	to	9.97	32,140,832	1.40%	to	1.80%	2.66%	2.30%	to	2.71%
	2015	1,694,910	9.68	to	9.70	16,443,134	1.40%	to	1.75%	3.54%	-3.20%	to	-2.97%
The Merger Fund VL	2019	220,725	$10.80	to	$11.28	$2,507,816	0.75%	to	2.05%	1.00%	3.99%	to	5.37%
	2018	231,944	10.39	to	10.70	2,512,773	0.75%	to	2.05%	0.70%	4.90%	to	6.29%
	2017	236,347	9.91	to	10.07	2,422,214	0.75%	to	2.05%	0.00%	0.46%	to	0.69%
	2016	224,033	9.86	to	10.23	2,268,673	1.00%	to	2.05%	0.81%	0.34%	to	1.42%
	2015	172,787	9.83	to	10.09	1,730,843	1.00%	to	2.05%	4.04%	-2.94%	to	-1.90%
Mariner Managed Futures Strategy Portfolio Class II(4)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	137,499	8.62	to	8.95	1,217,475	1.00%	to	2.05%	0.00%	-10.02%	to	-9.06%
	2015	88,302	9.58	to	9.84	862,418	1.00%	to	2.05%	9.35%	-8.54%	to	-7.56%
Guggenheim VT Multi-Hedge Strategies Fund	2019	68,881	$9.59	to	$10.27	$695,335	1.00%	to	2.05%	2.35%	2.86%	to	3.96%
	2018	86,396	9.32	to	9.88	840,919	1.00%	to	2.05%	0.00%	-7.02%	to	-6.02%
	2017	87,687	10.02	to	10.52	910,019	1.00%	to	2.05%	0.00%	1.55%	to	2.64%
	2016	91,588	9.87	to	10.25	928,543	1.00%	to	2.05%	0.10%	-2.53%	to	-1.48%
	2015	53,918	10.13	to	10.40	556,345	1.00%	to	2.05%	0.65%	-0.24%	to	0.83%
Guggenheim VT Long Short Equity Fund	2019	127,262	$10.51	to	$11.26	$1,408,760	1.00%	to	2.05%	0.57%	3.38%	to	4.48%
	2018	140,048	10.17	to	10.78	1,486,589	1.00%	to	2.05%	0.00%	-14.72%	to	-13.81%
	2017	148,461	11.92	to	12.51	1,832,219	1.00%	to	2.05%	0.37%	12.50%	to	13.70%
	2016	127,675	10.60	to	11.00	1,389,638	1.00%	to	2.05%	0.00%	-1.41%	to	-0.35%
	2015	107,591	10.75	to	11.04	1,175,865	1.00%	to	2.05%	0.00%	-0.82%	to	0.25%
T. Rowe Price Health Sciences Portfolio II	2019	386,318	$14.62	to	$23.53	$9,261,318	0.75%	to	2.05%	0.00%	25.99%	to	27.67%
	2018	407,315	11.45	to	18.68	7,707,850	0.75%	to	2.05%	0.00%	-1.21%	to	0.10%
	2017	445,692	11.44	to	18.91	8,624,889	0.75%	to	2.05%	0.00%	14.37%	to	24.70%
	2016	423,487	15.16	to	15.74	6,584,237	1.00%	to	2.05%	0.00%	-12.55%	to	-11.61%
	2015	298,070	17.34	to	17.81	5,259,998	1.00%	to	2.05%	0.00%	10.17%	to	11.35%
T.Rowe Price Blue Chip Growth Portfolio II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,780,931	13.21	to	13.45	50,804,890	1.40%	to	2.06%	0.00%	33.06%	to	33.93%
	2016	4,435,915	9.93	to	10.04	44,521,410	1.40%	to	2.06%	0.00%	-1.52%	to	-0.87%
	2015	2,746,112	10.10	to	10.13	27,810,326	1.40%	to	1.75%	0.00%	1.05%	to	1.30%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2019	341,960	$11.06	to	$11.60	$3,975,945	0.75%	to	2.05%	1.02%	17.06%	to	18.62%
	2018	348,268	9.45	to	9.78	3,431,051	0.75%	to	2.05%	0.41%	-19.21%	to	-18.13%
	2017	357,067	11.70	to	11.94	4,320,401	0.75%	to	2.05%	0.73%	19.42%	to	32.30%
	2016	327,045	8.84	to	9.18	2,968,584	1.00%	to	2.05%	0.43%	4.43%	to	5.55%
	2015	212,241	8.47	to	8.70	1,830,638	1.00%	to	2.05%	0.74%	-12.54%	to	-11.60%
Morgan Stanley VIF Global Infrastructure Portfolio Class II(15)	2019	4,865	$12.21	to	$12.39	$59,815	0.75%	to	1.30%	1.86%	26.21%	to	26.91%
	2018	4,021	9.67	to	9.77	39,129	0.75%	to	1.30%	2.92%	-9.09%	to	-8.58%
	2017	3,262	10.64	to	10.68	34,796	0.75%	to	1.30%	0.00%	6.41%	to	6.82%
VanEck VIP Global Hard Assets Service Class	2019	164,720	$6.06	to	$8.27	$1,055,205	0.75%	to	2.00%	0.00%	9.32%	to	10.71%
	2018	182,364	5.53	to	7.47	1,058,821	0.75%	to	2.05%	0.00%	-29.89%	to	-28.96%
	2017	233,470	7.89	to	10.51	1,913,148	0.75%	to	2.05%	0.00%	-3.98%	to	5.13%
	2016	194,415	8.21	to	8.53	1,637,084	1.00%	to	2.05%	0.37%	40.47%	to	41.98%
	2015	158,462	5.85	to	6.00	942,782	1.00%	to	2.05%	0.02%	-34.99%	to	-34.29%

B-91

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Virtus Duff & Phelps Real Estate Securities Series	2019	256,933	$15.39	to	$16.44	$4,091,420	1.00%	to	2.00%	1.67%	24.87%	to	26.15%
	2018	271,772	9.41	to	12.32	3,443,118	0.75%	to	2.00%	1.52%	-8.40%	to	-7.23%
	2017	314,921	10.15	to	13.42	4,330,198	0.75%	to	2.05%	1.47%	1.46%	to	3.79%
	2016	283,542	12.93	to	13.42	3,764,795	1.00%	to	2.05%	2.27%	4.62%	to	5.75%
	2015	120,346	12.36	to	12.69	1,516,553	1.00%	to	2.05%	1.72%	0.28%	to	1.35%
American Funds Insurance Series Asset Allocation Fund Class 4(15)	2019	171,103	$12.20	to	$12.40	$2,111,007	0.75%	to	1.35%	1.79%	19.29%	to	20.02%
	2018	154,728	10.23	to	10.33	1,594,552	0.75%	to	1.35%	1.64%	-6.12%	to	-5.55%
	2017	110,238	10.89	to	10.94	1,204,931	0.75%	to	1.35%	2.31%	8.92%	to	9.38%
American Funds Insurance Series Bond Fund Class 4(15)	2019	75,169	$10.60	to	$10.76	$801,805	0.75%	to	1.30%	5.13%	7.66%	to	8.26%
	2018	17,314	9.86	to	9.94	171,133	0.75%	to	1.25%	3.11%	-2.12%	to	-1.63%
	2017	6,426	10.08	to	10.10	64,805	0.75%	to	1.10%	4.40%	0.80%	to	1.05%
American Funds Insurance Series Global Growth Fund Class 4(15)	2019	42,683	$14.03	to	$14.27	$603,194	0.75%	to	1.35%	0.95%	33.05%	to	33.86%
	2018	31,785	10.56	to	10.66	337,335	0.75%	to	1.30%	0.55%	-10.42%	to	-9.92%
	2017	20,941	11.78	to	11.83	247,464	0.75%	to	1.30%	1.24%	17.85%	to	18.30%
American Funds Insurance Series Global Growth and Income Fund Class 4(15)	2019	24,987	$13.30	to	$13.52	$334,891	0.75%	to	1.35%	1.99%	28.97%	to	29.75%
	2018	20,365	10.31	to	10.42	211,086	0.75%	to	1.35%	1.54%	-11.11%	to	-10.57%
	2017	16,980	11.61	to	11.65	197,377	0.75%	to	1.25%	4.62%	16.08%	to	16.49%
American Funds Insurance Series Growth Fund Class 4(15)	2019	68,581	$14.64	to	$14.89	$1,013,591	0.75%	to	1.35%	0.58%	28.68%	to	29.46%
	2018	63,450	11.40	to	11.50	726,672	0.75%	to	1.25%	0.27%	-1.75%	to	-1.25%
	2017	55,882	11.59	to	11.64	649,576	0.75%	to	1.35%	0.94%	15.95%	to	16.44%
American Funds Insurance Series Growth and Income Fund Class 4(15)	2019	80,409	$13.44	to	$13.89	$1,105,250	0.75%	to	1.95%	1.68%	23.40%	to	24.91%
	2018	53,900	10.89	to	11.12	595,100	0.75%	to	1.95%	1.35%	-3.97%	to	-2.79%
	2017	36,339	11.39	to	11.44	414,756	0.75%	to	1.35%	2.07%	13.89%	to	14.37%
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4(15)	2019	56,443	$10.16	to	$10.33	$575,939	0.75%	to	1.35%	1.98%	3.72%	to	4.35%
	2018	22,724	9.82	to	9.90	223,644	0.75%	to	1.25%	3.17%	-0.75%	to	-0.25%
	2017	7,921	9.90	to	9.91	78,465	1.00%	to	1.10%	1.56%	-0.99%	to	-0.92%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)

As of March 20, 2017, the Mariner Managed Futures Strategy Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Mariner Managed Futures Strategy Portfolio Class II was transferred to the Fidelity VIP Government Money Market Portfolio.

(5)

As of April 24, 2019, the AllianceBernstein VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AllianceBernstein VPS Real Estate Investment Portfolio Class B was transferred to the Fidelity VIP Government Money Market Portfolio. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2019 as a result of liquidation.

B-92

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

(6)	Portfolio commenced operations October 18, 2019. Refer to Note 4 of the Notes to Financial Statements.
(7)

As of April 6, 2018, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.

(8)

As of October 18, 2019, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2019 as a result of liquidation.

(9)	Portfolio commenced operations September 1, 2016. Refer to Note 4 of the Notes to Financial Statements.
(10)

As of April 29, 2016, the AB VPS International Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS International Value Portfolio Class B was transferred to the Templeton Foreign VIP Fund Class 2.

(11)

As of April 29, 2016, the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was transferred to the Putnam VT Investors Fund IB.

(12)

As of April 29, 2016, the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was transferred to the Janus Aspen Global Technology Portfolio Service Shares.

(13)

As of April 29, 2016, the Pioneer Disciplined Value VCT Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Pioneer Disciplined Value VCT Portfolio Class II was transferred to the AB VPS Growth & Income Portfolio Class B.

(14)	As of April 29, 2016, the Wells Fargo VT Small Cap Value Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract.
(15)	Portfolio commenced operations May 1, 2017.

B-93

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account R indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than Invesco V.I. American Franchise Series II, Invesco V.I. Mid Cap Core Equity Series II, Invesco V.I. Core Equity Series II, Invesco V.I. International Growth Series II, Invesco V.I. Comstock Series II, Invesco V.I. American Value Series II, Invesco V.I. Growth and Income Series II, Alger Capital Appreciation Class S, AP VPS Value Class B, Columbia Variable Portfolio — Large Cap Growth Class 2, CTIVPSM — Loomis Sayles Growth Fund, Wells Fargo VT International Equity Class 2, Fidelity VIP Growth Service Class 2, MFS Total Return Bond Service Class, MFS Core Equity Service Class, MFS Growth Service Class, MFS Investors Trust Service Class, MFS Value Service Class, Oppenheimer Capital Appreciation/VA Service Class, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class II, Ivy VIP Mid Cap Growth Class II, and T. Rowe Price Blue Chip Growth Portfolio II, which only includes a statement of change in net assets for the period January 1, 2018 to April 6, 2018 (date of liquidation), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account R as of December 31, 2019, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP(1)

Guardian Diversified Research VIP(1)

Guardian Growth & Income VIP(1)

Guardian Integrated Research VIP(1)

Guardian International Growth VIP(1)

Guardian International Value VIP(1)

Guardian Large Cap Disciplined Growth VIP(1)

Guardian Large Cap Disciplined Value VIP(1)
Guardian Large Cap Fundamental Growth VIP(1)

Guardian Mid Cap Relative Value VIP(1)

Guardian Mid Cap Traditional Growth VIP(1)

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset(1)

Value Line Centurion(1)

Value Line Strategic Asset Management Trust(1)

Value Line VIP Equity Advantage(1)

Invesco V.I. Value Opportunities Series II(1)

Invesco V.I. Global Real Estate Series II(1)

Invesco V.I. Government Securities Series II(3)

Invesco V.I. Small Cap Equity Series II(3)

Invesco V.I. Balanced-Risk Allocation Series II(1)

AB VPS Growth and Income Class B(1)

AB VPS Large Cap Growth Class B(3)

AB VPS Global Thematic Growth Class B(1)

AB VPS Real Estate Investment Class B(4)

AB VPS Dynamic Asset Allocation Class(1)

BlackRock Capital Appreciation V.I. Class III(3)

BlackRock Global Allocation V.I. Class III(1)

BlackRock Advantage Large Cap Core V.I. Class III(1)

BlackRock Advantage Large Cap Value V.I. Class III(1)

Columbia Variable Portfolio — Asset Allocation(1)

Pioneer Bond VCT Class II(1)

Invesco V.I. Core Equity Series II(5)

Invesco V.I. American Value Series II(5)

AP VPS Value Class B(5)

Fidelity VIPGrowth Service Class 2(5)

MFS Growth Service Class(5)

Pioneer Equity Income VCT Class II(5)

T. Rowe Price Blue Chip Growth Portfolio II(5)

Columbia Variable Portfolio — Small Company(1)

CTIVPSM — AQR Managed Futures Strategy Class 2(1)

Davis Financial(1)

Davis Real Estate(1)

Davis Value(1)

Fidelity VIP Balanced Service Class 2(1)

Fidelity VIP Contrafund Service Class 2(3)

Fidelity VIP Equity-Income Service Class 2(1)

Fidelity VIP Investment Grade Bond(1)

Fidelity VIP Mid Cap Service Class 2(1)

Fidelity VIP Overseas Service Class 2(1)

Fidelity VIP Government Money Market Service Class 2(1)

B-94

Fidelity VIP Growth Opportunities Service Class 2(1)

Templeton Global Bond VIP Class 2(1)

Templeton Growth VIP Class 2(1)

Templeton Foreign VIP Class 2(1)

Franklin Income VIP Class 2(1)

Franklin Mutual Shares VIP Class 2(1)

Franklin U.S. Government Securities VIP(3)

Franklin Rising Dividends VIP Class 2(3)

Franklin Small Cap Value VIP Class 2(1)

Franklin Growth & Income VIP Class 2(1)

MFS New Discovery Series Service Class(1)

MFS Strategic Income Service Class(1)

MFS Total Return Series Service Class(1)

MFS Utilities Series Service Class(3)

MFS Technology Service Class(1)

MFS VIT II International Intrinsic Value Service Class(1)

MFS Blended Research Core Equity Service Class(1)

Invesco Oppenheimer International Growth Fund(1)

Invesco Oppenheimer Main Street Small Cap Service Class(3)

Invesco Oppenheimer Global Strategy Income Fund(3)

PIMCO Low Duration Advisor Class(1)

PIMCO Real Return Advisor Class(1)

PIMCO Total Return Advisor Class(3)

PIMCO VIT Balanced Allocation Portfolio Advisor Class(1)

PIMCO Dynamic Bond Portfolio Adviser Class(1)

Pioneer Mid Cap Value VCT Class II(1)

Invesco V.I. American Franchise Series II(5)

Invesco V.I. International Growth Series II(5)

Invesco V.I. Growth and Income Series II(5)

CTIVPSM — Loomis Sayles Growth Fund(5)

MFS Total Return Bond Service Class(5)

MFS Investors Trust Service Class(5)

Pioneer Fund VCT Class II(5)

MFS Value Service Class(5)

American Century VP Mid Cap Value Class II(1)

American Century VP Inflation Protection Class II(1)

Ivy VIP Global Bond Class II(1)

Ivy VIP High Income Class II(1)

Putnam VT Equity Income Class IB(1)

Putnam VT Multi Asset Absolute Return Class IB(1)

Putnam VT Small Cap Value Class IB(1)

Putnam VT MultiCap Core Fund Class IB(1)

ALPS/Alerian Energy Infrastructure(1)

ALPS/Red Rocks Listed Private Equity(1)

DWS Alternative Asset Allocation VIP Class B(1)

Janus Henderson Enterprise Service Shares(1)

Janus Henderson Global Technology Service Shares(1)

Lazard Retirement Global Dynamic Multi-Asset Service(1)

ClearBridge Variable Small Cap Growth Class II(1)

QS Legg Mason Dynamic Multi-Strategy VIT Class II(1)

Western Asset Core Plus VIT Class II(3)

Merger Fund VL(1)

Guggenheim VT Multi-Hedge Strategies(1)

Guggenheim VT Long Short Equity(1)

T. Rowe Price Health Sciences Portfolio II(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II(1)

Morgan Stanley VIF Global Infrastructure Portfolio Class II(1)

VanEck VIP Global Hard Assets Service Class(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance Series Asset Allocation Class 4(1)

American Funds Insurance Series Bond Class 4(1)

American Funds Insurance Series Global Growth Class 4(1)

American Funds Insurance Series Global Growth and Income Class 4(1)

American Funds Insurance Series Growth Class 4(1)

American Funds Insurance Series Growth and Income Class 4(1)

American Funds Insurance Series U.S Government/AAA-Rated Securities Class 4(1)

Guardian U.S. Government Securities VIP Fund(2)

Guardian Total Return Bond VIP Fund(2)

Guardian Global Utilities VIP Fund(2)

Guardian Multi-Sector Bond VIP Fund(2)

Guardian Small Cap Core VIP Fund(2)

Columbia Variable Portfolio — Small Cap Value(1)

Invesco V.I. Mid Cap Core Equity Series II(5)

Invesco V.I. Comstock Series II(5)

Alger Capital Appreciation Class S(5)

Wells Fargo VT International Equity Class 2(5)

MFS Core Equity Service Class(5)

Oppenheimer Capital Appreciation/VA Service Class(5)

Ivy VIP Mid Cap Growth Class II(5)

Columbia Variable Portfolio — Large Cap Growth Class 2(5)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period October 18, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations and statement of changes in net assets for the period January 1, 2019 through October 18, 2019 (date of liquidation) and the year ended December 31, 2018.
(4)	Statement of operations and statement of changes in net assets for the period January 1, 2019 through April 29, 2019 (date of liquidation) and the year ended December 31, 2018.
(5)	Statement of change in net assets for the period January 1, 2018 through April 6, 2018 (date of liquidation).

B-95

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 24, 2020

We have served as the auditor of one or more of the investment options in The Guardian Separate Account R since 2004.

B-96

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2019 and 2018

The Guardian Insurance & Annuity Company, Inc.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2019	2018
Admitted assets
Bonds	$3,419	$3,226
Mortgage loans	581	516
Policy loans	78	80
Other invested assets	115	108
Cash, cash equivalents and short-term investments	191	280

Total invested assets	4,384	4,210

Due and accrued investment income	36	35
Net deferred tax asset	47	15
Income tax receivable	4	14
Other assets	9	9
Due from parent and affiliates	11	—
Separate accounts assets	9,581	9,027

Total admitted assets	$14,072	$13,310

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$4,032	$3,941
Asset valuation reserve	45	39
Due to parent and affiliates	—	6
Payable for securities	7	7
Other liabilities	15	17
Transfers from separate account due or accrued	(120)	(179)
Separate accounts liabilities	9,577	9,024

Total liabilities	13,556	12,855

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	682	582
Unassigned deficit	(168)	(129)

Total capital and surplus	516	455

Total liabilities, capital and surplus	$14,072	$13,310

See notes to statutory basis financial statements.

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2019	2018
Revenues
Premiums and annuity considerations
Direct	$365	$710
Ceded	43	1,444

Net premiums and annuity considerations	408	2,154
Reserve adjustments on reinsurance ceded	(17)	(1,871)
Net investment income	158	136
Service fees	280	318
Commissions and expense allowances on reinsurance ceded and other income	(88)	(26)

Total revenues	741	711

Benefits and expenses
Policyholder benefits	1,398	1,523
Net transfers from separate accounts	(970)	(1,082)
General insurance expenses	70	69
Commissions and other expenses	58	73

Total benefits and expenses	556	583

Income from operations before federal income taxes and realized capital losses from investments	185	128
Federal income tax (expense) benefit	(27)	26

Income from operations, net of federal income taxes and before net realized capital losses	158	154
Net realized capital losses, net of tax and transfers to IMR	(207)	(6)

Net (loss) income	$(49)	$148

See notes to statutory basis financial statements.

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For the Years Ended December 31,
	2019	2018

Beginning of year balance	$455	$310
Adjustments to surplus
Net (loss) income	(49)	148
Change in net unrealized capital (loss) gains, net of tax	(2)	50
Change in non-admitted assets	(2)	4
Change in net deferred taxes	20	(21)
Change in asset valuation reserve	(6)	(1)
Additional paid-in capital and contributed surplus	100	50
Loss in surplus as a result of reinsurance, net of tax	—	(19)
Change in reserve valuation basis	—	(66)

Net adjustments to surplus	61	145

End of year balance	$516	$455

See notes to statutory basis financial statements.

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2019	2018
Cash flows from operating activities
Net premiums and annuity considerations	$354	$734
Investment income received	159	139
Service fees and other income received	195	302
Benefits and loss related payments	(1,262)	(1,596)
Net transfers from separate accounts	1,028	1,141
Commissions, expenses and taxes paid	(128)	(138)
Federal income taxes (paid) recovered	(16)	11
Other	(16)	(104)

Net cash provided by operating activities	314	489

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	847	401
Stocks	—	28
Derivatives, brokers and miscellaneous applications	131	133
Mortgage loans	28	9
Other invested assets	45	2

Proceeds from investments sold or matured	1,051	573

Cost of investments acquired:
Bonds	1,039	719
Mortgage loans	93	119
Other invested assets	54	27
Derivatives, brokers and miscellaneous applications	357	69

Cost of investments acquired	1,543	934

Net decrease in policy loans, net of repayments	(2)	(1)

Net cash used in investing activities	(490)	(360)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	100	50
Net deposits on deposit-type contracts and other insurance liabilities	(13)	(11)

Net cash provided by financing and miscellaneous activities	87	39

Net (decrease) increase in cash, cash equivalents and short-term investments	(89)	168
Cash, cash equivalents and short-term investments, beginning of year	280	112

Cash, cash equivalents and short-term investments, end of year	$191	$280

See notes to statutory basis financial statements.

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company until December 30, 2019, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company until December 30, 2019, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective December 31, 2019, PAS was transferred to The Guardian and HSF was transferred to Guardian Investor Services LLC (“GIS”), a wholly-owned subsidiary of The Guardian.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance. In addition, GIAC entered into a transition services agreement, where the Buyer reimburses GIAC for certain accounting, IT, and other administrative services provided to the Buyer. During 2019 and 2018, GIAC novated certain Group 401(k) contracts to Ameritas through Assumption Reinsurance (See Note 7). As of November 29, 2019, all Group 401(k) contracts were fully novated to Ameritas.

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2019 and 2018. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus, that is, only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $19 million and $16 million at December 31, 2019 and 2018, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs), including subsidiaries, and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is charged directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost. As mentioned in Note 1, effective December 31, 2019, PAS and HSF were no longer wholly-owned subsidiaries of the Company.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2019 and 2018.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2019 and 2018, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2019 and 2018, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	2.25% to 6.00%
Deferred Income Annuity, Fixed	2.50% to 4.50%

Fixed Payout Annuity Reserves:

During 2018, the Company’s fixed payout annuity base statutory reserves were strengthened with an update to the mortality basis for policies issued prior to 2015 to the 2012 Individual Annuity Reserve Table (2012 IAR Table), including mortality improvement with Scale G2, which resulted in an increase of $66 million. Fixed payout annuities affected include single premium immediate annuities (“SPIA”), deferred income annuities (“DIA”) and life contingent annuitizations. The reserve strengthening was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Additionally, cash flow testing reserves decreased by $57 million during 2018 as a result of the reserves strengthening. This change was included in the “Reserves for policy benefits, deposit-type contracts and other contract liabilities” of the Statutory Basis Balance Sheets.

There was no reserve strengthening in 2019.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2019 and 2018, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2019 and 2018, the Company had $389 million and $410 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $26 million and $28 million as of December 31, 2019 and 2018, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis, which were fully novated to Ameritas as of November 29, 2019 (See Note 1 related to changes in Group 401(k) business).

Deposit-type contracts also include payout annuity without life contingencies with reserves of $140 million and $153 million as of December 31, 2019 and 2018, respectively. These payout annuities include term certain annuitizations of deferred annuities and stand-alone single premium immediate annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $62 million and $120 million and fees receivables of $58 million and $59 million as of December 31, 2019 and 2018, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company-derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2019 and 2018.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were fifteen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2019. There were seventeen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2018.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were no securities that were sold, redeemed or disposed of with investment income from prepayment penalties and acceleration fees as of December 31, 2019 and December 31, 2018.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

The amortized cost basis and estimated fair value of bonds at December 31, 2019 and 2018 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2019		Gains	(Losses)
		(In millions)
U.S. Government	$238	$2	$—	$240
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	5	1	—	6
Industrial and Miscellaneous	3,173	271	(7)	3,437
Hybrid	2	—	—	2

Total Bonds	$3,419	$274	$(7)	$3,686

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2018		Gains	(Losses)
		(In millions)
U.S. Government	$94	$—	$(1)	$93
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	6	1	—	7
Industrial and Miscellaneous	3,123	29	(98)	3,054
Hybrid	2	—	—	2

Total Bonds	$3,226	$30	$(99)	$3,157

2019 total fair value of bonds includes $240 million of Level 1, $3,370 million of Level 2 and $76 million of Level 3. 2018 total fair value of bonds includes $94 million of Level 1, $3,000 million of Level 2 and $63 million of Level 3 (refer to Note 4 for Level definitions).

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2019, approximately 6.97% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.91% of the portfolio at December 31, 2019.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2019
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$7	$7
Due after one year through five years	876	897
Due after five years through ten years	663	691
Due after ten years	1,637	1,845
Sinking fund bonds, mortgage-backed securities and asset-backed securities	236	246

Total	$3,419	$3,686

The net change in unrealized capital gain (losses) included in surplus for the years ended December 31, 2019 and 2018 are summarized as follows:

	2019	2018
	(In millions)
Changes in net unrealized capital (losses) gains attributable to:
Derivatives	$(91)	$60
Common stocks unaffiliated	—	(4)
Investments in subsidiaries	65	3
Private equity	5	4
Tax effect on unrealized capital gains (losses)	19	(13)

Total change in net unrealized capital (losses) gains, net of tax	$(2)	$50

Proceeds from sales, maturities and all other bond cash dispositions amounted to $847 million and $401 million in 2019 and 2018, respectively. Gross gains of $7 million and $2 million and gross losses of $3 million and $5.5 million were realized on sales of bonds in 2019 and 2018, respectively. These amounts are pre-tax and pre-IMR.

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Proceeds from sales of investments in common stocks amounted to $28 million in 2018. Gross gains of $4 million and gross losses of $0 million were realized on sales of common stocks in 2018.

During 2019 and 2018, the Company had non-cash transactions related to the exchange or conversion of bonds that it held as investments in the amount of $152 million and $110 million, respectively.

During 2019 and 2018, the Company had no non-cash transactions related to the exchange or merger activity related to common stock that it held as investments.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2019	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$32	$—	$—	$—	$32	$—
Industrial and Miscellaneous	370	(5)	41	(2)	411	(7)

Total Bonds	402	(5)	41	(2)	443	(7)

Total Temporarily Impaired Securities	$402	$(5)	$41	$(2)	$443	$(7)

December 31, 2018	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$43	$(1)	$45	$(1)
Industrial and Miscellaneous	1,583	(71)	561	(27)	2,144	(98)

Total Bonds	1,585	(71)	604	(28)	2,189	(99)

Total Temporarily Impaired Securities	$1,585	$(71)	$604	$(28)	$2,189	$(99)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were thirty-nine securities in an unrealized loss position for greater than 12 months with a book value of $43 million and a fair value of $41 million as of December 31, 2019. There were three hundred and eleven securities in an unrealized loss position for greater than 12 months with a book value of $632 million and a fair value of $604 million as of December 31, 2018.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2019 and December 31, 2018, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2019 or 2018.

The Company’s $581 million and $516 million investments in mortgage loans on real estate on December 31, 2019 and December 31, 2018, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts,

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

$574 million and $509 million were mortgage loans in which the Company was a participant at December 31, 2019 and December 31, 2018, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2019 or December 31, 2018.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($138 million or 24% and $91 million or 16%) at December 31, 2019. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($139 million or 27% and $74 million or 14%) at December 31, 2018. The Company estimates the fair value of mortgage loans on real estate to be $607 million and $511 million at December 31, 2019 and December 31, 2018, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, discounted cash flow ratio, location and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.25% and 4.36% originated during 2019. The maximum percentage of any single mortgage loan to the value of the security originated in 2019 was 66%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with interest more than 180 days past due at December 31, 2019 and 2018, respectively.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2019 and 2018.

The following table set forth the credit quality indicators as of December 31, 2019 and December 31, 2018, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2019
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$155	$12	$13	$—	$—	$—	$180
50% - 59.99%	144	14	41	6	—	—	205
60% - 69.99%	133	23	21	19	—	—	196
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$432	$49	$75	$25	$—	$—	$581

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2018
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$94	$7	$14	$5	$—	$—	$120
50% - 59.99%	148	35	33	5	—	—	221
60% - 69.99%	122	14	22	9	—	—	167
70% - 79.99%	6	—	—	2	—	—	8
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$370	$56	$69	$21	$—	$—	$516

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet in 2018. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income. Effective December 31, 2019, PAS and HSF were no longer subsidiaries of the Company (See Notes 1 and 8).

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2018:

December 31, 2018

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$25	$—	$25	n/a	n/a	n/a	$—	no	n/a
HSF	100%	12	—	12	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$37	$—	$37				$—

There were no dividends received from PAS and HSF in 2019 or 2018.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2019	2018
	(In millions)
Bonds	$128	$115
Mortgage loans	21	17
Policy loans	5	5
Other	10	6

Total gross investment income	164	143
Less: investment expenses	(6)	(7)

Net investment income	$158	$136

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2019	2018
	(In millions)
Bonds	$4	$(7)
Investments in affiliated mutual funds	—	3
Derivatives and other	(135)	(5)
Losses on affiliated subsidiaries	(73)	—

Total net realized capital losses	(204)	(9)
Transfer (to) from IMR	(3)	3
Capital gain federal income tax expense	—	—

Net realized capital losses, net of tax and transfers to IMR	$(207)	$(6)

The Company realized a loss of $73 million during 2019 as a result of the transfer of PAS and HSF, this loss did not impact surplus.

As of December 31, 2019, there were no decline in fair value of investments that were considered to be other-than-temporary in the bond portfolio. As of December 31, 2018, there were $4 million decline in fair value of investments that were considered to be other-than-temporary in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2019 and 2018 were $61 million and $76.7 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2019
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	491	—	—	(52)	125	—
Equity index futures	611	—	—	(39)	(260)	—

Total Derivatives	$1,102	$—	$—	$(91)	$(135)	$—

December 31, 2018
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	516	—	—	34	(63)	—
Equity index futures	1,238	—	—	26	58	—

Total Derivatives	$1,754	$—	$—	$60	$(5)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $66 million and $85 million at December 31, 2019 and 2018, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2019 and 2018, respectively, and pledged as collateral for futures trading of $62 million and $81 million in

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

2019 and 2018, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.47% and 0.63% of the Company’s total admitted assets at December 31, 2019 and 2018, respectively. There were no non-admitted restricted assets in 2019 and 2018.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2019 and 2018.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2019 and 2018, none of the Separate Account investments are considered to be Level 3.

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2019 and 2018:

December 31, 2019	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,581	$—	$—	$9,581	$—	$9,581

Total Assets at Fair Value	$9,581	$—	$—	$9,581		$9,581

December 31, 2018	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$8,971	$56	$—	$9,027	$—	$9,027

Total Assets at Fair Value	$8,971	$56	$—	$9,027	$—	$9,027

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2019 and 2018 were as follows:

2019
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2018
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2019
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$99	$1	$100
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	99	1	100
Deferred Tax Assets Nonadmitted	15	—	15

Subtotal Net Admitted Deferred Tax Asset	84	1	85
Deferred Tax Liabilities (DTLs)	35	3	38

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$49	$(2)	$47

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$73	$1	$74
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	73	1	74
Deferred Tax Assets Nonadmitted	8	—	8

Subtotal Net Admitted Deferred Tax Asset	65	1	66
Deferred Tax Liabilities	50	1	51

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$—	$15

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	Change
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$26	$—	$26
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	26	—	26
Deferred Tax Assets Nonadmitted	7	—	7

Subtotal Net Admitted Deferred Tax Asset	19	—	19
Deferred Tax Liabilities	(15)	2	(13)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$34	$(2)	$32

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level Risk-Based Capital “RBC” computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2019 and 2018.

Description	December 31, 2019
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	47	—	47
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	47	—	47
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	70
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	37	1	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$84	$1	$85

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	27	—	27
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	27	—	27
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	66
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	38	—	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$65	$1	$66

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$(1)	$(1)
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	20	—	20
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	20	—	20
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	4
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(1)	1	—

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$19	$—	$19

Description
(In millions), except percentages	2019	2018
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	658%	706%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$514	$479

Impact of Tax Planning Strategies

	December 31, 2019
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$99	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	84	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	5%	0%

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2018
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$73	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	1%
(3) Net Admitted Adjusted Gross DTAs	65	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	1%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$26	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	-1%
(3) Net Admitted Adjusted Gross DTAs	19	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	5%	-1%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes No X

All DTL were recognized as of December 31, 2019 and 2018.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2019	2018
	(In millions)
Federal income tax benefit on operations	$27	$(17)
Prior year underaccrual (overaccrual)	1	(8)
Foreign tax	(1)	(1)

Current federal operations income tax expense (benefit)	27	(26)
Current federal capital gains income tax expense	—	—

Total current federal income tax expense (benefit)	$27	$(26)

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 were as follows:

	2019	2018	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$64	$62	$2
GMWB Hedge	28	3	25
Policy acquisition costs	7	8	(1)

Gross ordinary DTAs—(admitted and nonadmitted)	$99	$73	$26

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	15	8	7

Admitted ordinary DTAs	$84	$65	$19
Capital:
Impaired securities	$1	$1	$—

Gross capital DTAs—(admitted and nonadmitted)	$1	$1	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	1	1	—

Total admitted DTAs	$85	$66	$19

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	23	27	(4)
Section 481(a) adjustment	10	20	(10)
Reserves 10 Year Spread	—	1	(1)
Other	1	1	—

Total Ordinary DTLs	$35	$50	$(15)

Capital:
Unrealized capital gains	2	1	1
Other	1	—	1

Capital DTL	3	1	2

Total DTL	$38	$51	$(13)

Net admitted DTAs	$47	$15	$32

The change in net deferred Federal income taxes is comprised of the following:

	2019	2018	Change
	(In millions)
Adjusted gross deferred tax assets	$100	$74	$26
Total deferred tax liabilities	38	51	(13)

Net deferred tax assets	$62	$23	39

Tax effect of unrealized capital gains			(19)

Change in net deferred federal income tax			$20

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

As of December 31, 2019, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2019 and 2018, the Company recognized approximately $0.01 million and $(3) million in interest and penalties, respectively. The Company has approximately $0.03 million and $0.02 million accrued for payment of interest and penalties as of December 31, 2019 and 2018, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS has completed its examinations for tax years 2011. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2012 through 2018 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2019	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$39
Net realized capital losses @ 21%	(43)

Provision calculated at statutory rate	$(4)	21%
Dividends received deduction	(4)	20%
Deferred intercompany loss	(1)	3%
Return to provision	2	-7%
Reversal of book realized loss—PAS and HSF Transfer	15	-69%
Other	(1)	3%

Total	$7	-29%

Total current federal income tax expense	$27	-119%
Change in net deferred federal income taxes	(20)	90%

Total statutory income tax expense	$7	-29%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2019, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2019	$—	$—	$—
2018	—	—	—
2017	—	4	4

Total	$—	$4	$4

As of December 31, 2019, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $450 million and $510 million at December 31, 2019 and 2018, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized an initial $32 million reinsurance gain, net of tax, which was included in surplus and will be amortized into earnings as the earnings on 401(k) contracts emerge in the future. As the in-force Group 401(k) contracts are novated to Ameritas, the unamortized deferred reinsurance gain in surplus is also recorded through earnings.

During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance for 39 states, which included separate account liabilities of $2,517 million and general account liabilities of $57 million. During 2019, GIAC completed novation of the remaining Group 401(k) contracts with Ameritas through Assumption Reinsurance for 12 states, which included separate account liabilities of $108 million and general account liabilities of $2 million. During 2019 and 2018, deferred reinsurance gain of $0.4 million and $19 million (net of tax) were amortized from surplus into earnings, respectively. In 2019, of the $0.4 million of deferred reinsurance gain, $0.2 million was recognized as a result of the novation. In 2018, of the $19 million of deferred reinsurance gain, $10 million was recognized as a result of the novation while $9 million was amortized as Group 401(k) contract earnings emerged. These amounts were included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations with an offset to “Loss in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus. All deferred gains were fully recognized as of December 31, 2019.

B-124

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 7—REINSURANCE CEDED (CONTINUED)

The effect of these reinsurance cession agreements, including the recapture and novation of Group 401(k) to Ameritas, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2019			2018
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(25)	$68	$43	$(29)	$1,473	$1,444
Reserve adjustments on reinsurance ceded	52	(69)	(17)	(46)	(1,825)	(1,871)
Commissions and expense allowances on reinsurance ceded and other income	(84)	(8)	(92)	22	(50)	(28)

Total Revenues	(57)	(9)	(66)	(53)	(402)	(455)

Policyholder and contract benefits	(46)	(8)	(54)	(43)	(457)	(500)
Increase in aggregate reserves	(13)	4	(9)	(11)	54	43

Total expenses	(59)	(4)	(63)	(54)	(403)	(457)

Net gain (loss) on operations from reinsurance ceded	$2	$(5)	$(3)	$1	$1	$2

In 2019 and 2018, there were Modco transactions of $53 million and $1,420 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $84 million in 2019 and 2018, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $10 million is included in “Due from parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2019 and $6 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2018.

Assets Under Management:

PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2019, and 2018, approximately $3,975 million and $1,921 million or 41.49% or 21.28%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2019 and 2018, the Company received a total of $100 million and $50 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

In 2019, the Company made a $13 million capital contribution to PAS. There was no capital contribution made to PAS in 2018.

B-125

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

Revenue Sharing Agreement:

Effective July 1, 2018, the Company entered into a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the years ended December 31, 2019 and 2018, such revenue amounted to $3.9 million and $1.9 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

PAS and HSF:

On December 31, 2019, PAS was transferred to The Guardian at carrying value of $32.2 million. The Company received cash of $30 million and recorded a receivable of $2.2 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

On December 31, 2019, HSF was transferred to GIS at carrying value of $9.8 million. The Company received cash of $9 million and recorded a receivable of $0.8 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2019 and 2018, there were no drawings on the line of credit. Interest expense and commitment fees of $0.4 million and $0.8 million in 2019 and 2018, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2019 and 2018, the amount of drawings on the line of credit amounted to $44 million and $24 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $1 million in 2019 and 2018, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2019 and 2018, the Company paid commissions to PAS which amounted to $16 million and $18 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

B-126

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2019, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2019 and 2018, the Company’s separate accounts statement included legally insulated assets of $9,581 million and $9,027 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2019 and 2018. Fees and expenses due or accrued to the Company’s general account were $120 million and $179 million as of December 31, 2019 and 2018, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $251 million and $262 million for the years ended December 31, 2019 and 2018, respectively.

There was no payment made by the general account of the Company toward separate accounts guarantees for the years ended December 31, 2019 and 2018.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2019 and 2018 were as follows:

December 31, 2019	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$47	$47

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,409	$9,409
Market value/not subject to discretionary withdrawals	—	48	48

Total reserves for separate accounts	—	9,457	9,457

Charges for investment management administration and contract guarantees	—	58	58
Accrued expense allowances	—	62	62

Separate accounts liabilities	$—	$9,577	$9,577

B-127

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

December 31, 2018	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$365	$365

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$8,806	$8,806
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	8,845	8,845

Charges for investment management administration and contract guarantees	—	59	59
Accrued expense allowances	—	120	120

Separate accounts liabilities	$—	$9,024	$9,024

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2019	2018
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	47	365
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,269)	(1,723)

Net transfers from separate accounts	(1,222)	(1,358)

Reconciling Adjustments:
Mortality and expense guarantees—variable	129	151
Administrative fees—variable annuity	109	111
Cost of insurance	14	14

Total adjustments	252	276

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(970)	$(1,082)

B-128

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2019 and 2018 were as follows:

	As of December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	5	—	—	5	0%
c. At fair value	—	8,851	—	8,851	72%

d. Total with market value adjustment or at fair value (Total of a through c)	5	8,851	—	8,856	72%
e. At book value without adjustment (with minimal or no charge or adjustment)	692	—	—	692	5%
(2) Not subject to discretionary withdrawal	2,776	48	—	2,824	23%

(3) Total (gross: direct + assumed)	3,473	8,899	—	12,372	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$3,473	$8,899	$—	$12,372	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$2	$—	$—	$2
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	11	—	11	24%

d. Total with market value adjustment or at fair value (Total of a through c)	—	11	—	11	24%
e. At book value without adjustment (with minimal or no charge or adjustment)	36	—	—	36	76%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	36	11	—	47	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$36	$11	$—	$47	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	83	—	—	83	59%
(2) Not subject to discretionary withdrawal	57	—	—	57	41%

(3) Total (gross: direct + assumed)	140	—	—	140	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$140	$—	$—	$140	100%

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,649	$—	$—	3,649
Separate Accounts Annual Statement	—	8,910	—	8,910

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

B-129

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	9	—	—	9	0%
c. At fair value	—	8,224	—	8,224	71%

d. Total with market value adjustment or at fair value (Total of a through c)	9	8,224	—	8,233	71%
e. At book value without adjustment (with minimal or no charge or adjustment)	733	—	—	733	6%
(2) Not subject to discretionary withdrawal	2,565	39	—	2,604	23%

(3) Total (gross: direct + assumed)	3,307	8,263	—	11,570	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$3,307	$8,263	$—	$11,570	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$5	$—	$—	$5
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	9	68	77	66%

d. Total with market value adjustment or at fair value (Total of a through c)	—	9	68	77	66%
e. At book value without adjustment (with minimal or no charge or adjustment)	41	—	—	41	36%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	41	9	68	118	102%
(4) Reinsurance ceded	2	—	—	2	2%

(5) Total (net) (3)—(4)	$39	$9	$68	$116	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$1	$—	$—	$1	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	42	42	22%

d. Total with market value adjustment or at fair value (Total of a through c)	1	—	42	43	22%
e. At book value without adjustment (with minimal or no charge or adjustment)	—	—	—	—	0%
(2) Not subject to discretionary withdrawal	153	—	—	153	79%

(3) Total (gross: direct + assumed)	154	—	42	196	101%
(4) Reinsurance ceded	1	—	—	1	1%

(5) Total (net) (3)—(4)	$153	$—	$42	$195	100%

Total annuity actuarial reserves and deposit liabilities:	$3,499	$8,272	$110	$11,881

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,499	$—	$—	$3,499
Separate Accounts Annual Statement	—	8,272	110	8,382

Total annuity actuarial reserves and deposit liabilities:	$3,499	$8,272	$110	$11,881

B-130

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31, 2019 and 2018 were as follows:

	As of December 31, 2019
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
			(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	11	11	—	—	—
(3) Universal Life with Secondary Guarantees	44	33	262	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	18	18	18	167	167	167
(9) Variable Universal Life	70	69	77	382	380	380
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	2	—	—	—
(4) Disability—Disabled Lives	—	—	1	—	—	—
(5) Miscellaneous Reserves	—	—	30	—	—	—

C. Total (gross: direct + assumed)	144	131	401	549	547	547
D. Reinsurance ceded	—	—	210	—	—	—

E. Total (net) (C)—(D)	$144	$131	$191	$549	$547	$547

B-131

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2018
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
			(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	11	11	—	—	—
(3) Universal Life with Secondary Guarantees	47	34	248	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	19	19	19	142	142	142
(9) Variable Universal Life	69	69	75	323	321	321
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	2	—	—	—
(4) Disability—Disabled Lives	—	—	1	—	—	—
(5) Miscellaneous Reserves	—	—	31	—	—	—

C. Total (gross: direct + assumed)	147	133	387	465	463	463
D. Reinsurance ceded	—	—	198	—	—	—

E. Total (net) (C)—(D)	$147	$133	$189	$465	$463	$463

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $124 million and $111 million in 2019 and 2018, respectively.

NOTE 12—LITIGATION

The Company may be engaged in various disputes, litigations, governmental regulatory inquiries and other proceedings arising out of its business operations. These matters could result in losses, monetary damages, fines penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable, and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2019, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2019, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

B-132

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2019, the maximum amount of dividends the Company could pay The Guardian in 2020 without prior approval from the state insurance regulatory authorities was $185 million.

The following reconciles the statutory net income (loss) of the Company as reported to the regulatory authorities to consolidated GAAP net income (loss):

	2019	2018
	(In millions)
Statutory net (loss) income	$(49)	$148
Adjustments to reconcile to GAAP:
Net gain of subsidiaries	—	3
Change in deferred policy acquisition costs	(7)	6
Future policy benefits	(186)	100
Reinsurance	27	8
Federal income tax benefit (expense)	54	(62)
Transfer to interest maintenance reserve	3	(3)
Realized loss on transfer of subsidiaries (PAS and HSF)	65	—
Amortization of interest maintenance reserve	1	1

Consolidated GAAP net (loss) income	$(92)	$201

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2019	2018
	(In millions)
Statutory capital and surplus	$516	$455
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	558	581
Elimination of asset valuation reserve	45	39
Future policy benefits	(380)	(226)
Establishment of additional deferred federal income taxes	(56)	(9)
Unrealized (loss) gains on investments	270	(69)
Separate account accrued expense allowances	(62)	(120)
Other liabilities	(54)	(78)
Other, net	1	1

Consolidated GAAP stockholder’s equity	$838	$574

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 26, 2020, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2019.

B-133

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2019

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2019	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$2,217,074
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	125,884,353
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	21,558,021
Real estate	—
Contract loans	5,352,884
Cash, cash equivalents and short-term investments	6,637,655
Derivative instruments	—
Other invested assets	2,665,645
Aggregate write-ins for investment income	55,253

Total gross investment income	$164,370,885

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	580,774,740

Total mortgage loans	$580,774,740

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	118,252,328	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-134

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2019

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2019	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$243,718,947
Over 1 year through 5 years	991,790,502
Over 5 years through 10 years	700,937,432
Over 10 years through 20 years	252,054,474
Over 20 years	1,434,052,878

Total by Maturity	$3,622,554,233

Bonds by Class—Statement Value
Class 1	$2,176,234,262
Class 2	1,358,094,388
Class 3	75,687,183
Class 4	11,808,346
Class 5	730,054
Class 6	—

Total by Class	$3,622,554,233

Total Bonds Publicly Traded	1,855,296,813
Total Bonds Privately Placed	645,697,186
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	9,962,070	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(12,848,442)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	572,698
Credit Life	—
Group Life	17,085
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	18,351	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	638,686
Credit Life	—
Group Life	161,753

B-135

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2019

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2019	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	164,366,933
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,091,742,563

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A& H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	47,304,145

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	139,786,260
Dividend Accumulations—Account Balance	—

B-136

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,489,575,890.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Bristol-Myers Squibb Co	Bonds	$31,059,836	0.7%
b.	Kroger Co	Bonds	$30,686,858	0.7%
c.	Enterprise Products Oper	Bonds	$29,285,681	0.7%
d.	Mars Inc	Bonds	$27,807,491	0.6%
e.	Lowe’s Companies	Bonds	$26,324,695	0.6%
f.	McDonald’s Corp	Bonds	$25,780,461	0.6%
g.	Metlife Inc	Bonds	$24,935,719	0.6%
h.	AIG	Bonds	$24,877,461	0.6%
i.	CVS Caremark Corp	Bonds	$24,790,772	0.6%
j.	Tampa Electric	Bonds	$24,723,254	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$2,176,234,262	48.5%	P/RP-1	$—	0.0%
NAIC-2	$1,358,094,388	30.2%	P/RP-2	$—	0.0%
NAIC-3	$75,687,183	1.7%	P/RP-3	$—	0.0%
NAIC-4	$11,808,346	0.3%	P/RP-4	$—	0.0%
NAIC-5	$730,054	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$353,687,924	7.9%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$334,531,271	7.5%
Countries rated NAIC-2	$16,156,653	0.4%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-137

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$127,136,435	2.8%
Country: Netherlands	$54,126,845	1.2%
Countries rated NAIC-2:
Country: Mexico	$16,156,653	0.4%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$—	0.0%

7.	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Shell International Fin	1FE	$20,458,710	0.5%
2.	Astrazeneca	2FE	$15,032,300	0.3%
3.	Vodafone Grp	2FE	$14,889,188	0.3%
4.	Siemens Financieringsmat	1FE	$12,660,521	0.3%
5.	BP Capital Markets PLC	1FE	$10,782,450	0.2%
6.	Johnson Controls	2FE	$10,741,889	0.2%
7.	Actavis Funding SCS	2FE	$10,030,145	0.2%
8.	Mitsubishi UFJ Fin Grp	1FE	$10,005,968	0.2%
9.	Reckitt Benckiser Tsy	1FE	$9,994,598	0.2%
10.	Coca-Cola Femsa Sab Cv	1FE	$7,205,625	0.2%

B-138

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes  {X}    No  {  }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$29,910,672	0.7%
b.	Commercial	$24,200,000	0.5%
c.	Commercial	$24,175,000	0.5%
d.	Commercial	$19,270,000	0.4%
e.	Commercial	$18,500,000	0.4%
f.	Commercial	$15,098,686	0.3%
g.	Commercial	$15,000,000	0.3%
h.	Commercial	$15,000,000	0.3%
i.	Commercial	$15,000,000	0.3%
j.	Commercial	$14,323,614	0.3%

B-139

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$580,774,741	12.9%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-140

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$61,338,300	1.4%	$67,699,300	$67,236,300	$74,523,950
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-141

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2019

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-Term Bonds:
U.S. governments	$238,373,227	5.44%	$238,373,227	5.44%
All other governments	—	0.00%	—	0.00%
U.S. states, territories and possessions, etc. guaranteed	607,869	0.01%	607,869	0.01%
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	0.00%	—	0.00%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	5,109,722	0.12%	5,109,722	0.12%
Industrial and miscellaneous	3,121,578,855	71.20%	3,121,578,855	71.20%
Hybrid securities	2,031,864	0.04%	2,031,864	0.04%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%
SVO identified funds	—	0.00%	—	0.00%
Unaffiliated Bank loans	50,991,151	1.16%	50,991,151	1.16%

Total long-term bonds	3,418,692,688	77.97%	3,418,692,688	77.97%
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%

Total preferred stocks	—	0.00%	—	0.00%
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	0.00%	—	0.00%
Industrial and miscellaneous Other (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Other	—	0.00%	—	0.00%
Mutual funds	—	0.00%	—	0.00%
Unit investment trusts	—	0.00%	—	0.00%
Closed-end funds	—	0.00%	—	0.00%

Total common stocks	—	0.00%	—	0.00%
Mortgage loans:
Farm mortgages	—	0.00%	—	0.00%
Residential mortgages	—	0.00%	—	0.00%
Commercial mortgages	580,774,741	13.24%	580,774,741	13.24%
Mezzanine real estate loans	—	0.00%	—	0.00%

Total mortgage loans	580,774,741	13.24%	580,774,741	13.24%

B-142

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2019

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Real estate:
Properties occupied by company	—	0.00%	—	0.00%
Properties held for production of income	—	0.00%	—	0.00%
Properties held for sale	—	0.00%	—	0.00%

Total real estate	—	0.00%	—	0.00%
Cash, cash equivalents and short-term investments:
Cash	(12,848,442)	-0.29%	(12,848,442)	-0.29%
Cash equivalents	149,999,474	3.42%	149,999,474	3.42%
Short-term investments	53,862,070	1.23%	53,862,070	1.23%

Total cash, cash equivalents and short-term investments	191,013,102	4.36%	191,013,102	4.36%
Contract loans	78,419,487	1.79%	78,419,487	1.79%
Derivatives	—	0.00%	—	0.00%
Other Invested Assets (Schedule BA)	115,303,062	2.63%	115,303,062	2.63%
Receivables for securities	94,978	0.00%	94,978	0.00%
Securities lending	—	0.00%	—	0.00%
Other Invested Assets (Page 2, Line 11)	—	0.00%	—	0.00%

Total Invested Assets	$4,384,298,058	100.00%	$4,384,298,058	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-143

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2019 and 2018, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-144

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 26, 2020

B-145

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-187762
May 1, 2020

THE GUARDIAN INVESTOR PROSTRATEGIES VARIABLE ANNUITYSM (I SHARE)

THIS PROSPECTUS describes an Individual Flexible Premium Deferred Variable Annuity Contract available for purchase through a registered investment adviser. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). The contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. The contract will also pay a death benefit if the Owner or, if applicable, the Death Benefit Covered Person, dies before Annuity Payments begin.

The capitalized terms found throughout the prospectus can be found in the section entitled SPECIAL TERMS USED IN THIS PROSPECTUS.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account are paid from our general account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your interest in the separate account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

The minimum initial premium payment is $50,000. Your premiums may be invested in up to 25 of the available variable investment options. The Variable Investment Options invest in the Mutual Funds (“Funds”) listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AB Variable Products Series Fund, Inc. (Class B)
–	AB VPS Dynamic Asset Allocation Portfolio
•	ALPS Variable Investment Trust (Class III)
–	ALPS/Alerian Energy Infrastructure Portfolio
•	American Century Variable Portfolios, Inc. (Class II)
–	American Century VP Inflation Protection Fund
–	American Century VP Mid Cap Value Fund
•	American Funds Insurance Series® (Class 4)
–	American Funds Insurance Series® Asset Allocation Fund
–	American Funds Insurance Series® Bond Fund
–	American Funds Insurance Series® Global Growth Fund
–	American Funds Insurance Series® Global Growth and Income Fund
–	American Funds Insurance Series® Growth Fund
–	American Funds Insurance Series® Growth and Income Fund
–	American Funds Insurance Series® U.S. Government/AAARated Securities Fund
•	Deutsche DWS Variable Series II (Class B)
–	DWS Alternative Asset Allocation VIP
•	Fidelity® Variable Insurance Products (Service Class 2)
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Government Money Market
•	Franklin Templeton Variable Insurance Products Trust (Class 2)
–	Franklin Growth & Income VIP Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Balanced-Risk Allocation Fund
–	Invesco Oppenheimer V.I. International Growth Fund
•	Guardian Variable Products Trust
–	Guardian Core Plus Fixed Income VIP Fund
–	Guardian Diversified Research VIP Fund
–	Guardian Growth & Income VIP Fund
–	Guardian Integrated Research VIP Fund
–	Guardian International Growth VIP Fund
–	Guardian International Value VIP Fund
–	Guardian Large Cap Disciplined Growth VIP Fund
–	Guardian Large Cap Disciplined Value VIP Fund
–	Guardian Large Cap Fundamental Growth VIP Fund
–	Guardian Mid Cap Relative Value VIP Fund
–	Guardian Mid Cap Traditional Growth VIP Fund
•	Ivy Variable Insurance Portfolios
–	Ivy VIP Global Bond
–	Ivy VIP High Income
•	Janus Henderson Series (Service Shares)
–	Janus Henderson Global Technology and Innovation Portfolio, formerly known as Janus Henderson Global Technology Portfolio
•	Lazard Retirement Series, Inc. (Service Shares)
–	Lazard Retirement Global Dynamic Multi-Asset Portfolio
•	Legg Mason Partners Variable Equity Trust (Class II)
–	ClearBridge Variable Small Cap Growth Portfolio
•	Merger Fund VL
–	The Merger Fund VL
•	MFS® Variable Insurance Trust II (Service Class)
–	MFS® International Intrinsic Value Portfolio**
•	PIMCO Variable Insurance Trust (Advisor Class)
–	PIMCO Dynamic Bond Portfolio

•	Pioneer Variable Contracts Trust (Class II)
–	Pioneer Bond VCT Portfolio
•	Putnam Variable Trust (Class IB)
–	Putnam VT Small Cap Value Fund
•	T. Rowe Price Equity Series, Inc. (Class II)
–	T. Rowe Price Health Sciences Portfolio
•	Morgan Stanley Variable Insurance, Inc. (Class II)
–	Emerging Markets Equity Portfolio
–	Global Infrastructure Portfolio
•	Value Line Funds Variable Trust
–	Value Line VIP Equity Advantage Fund
•	VanEck VIP Trust (Service Class)
–	VanEck VIP Global Hard Assets
•	Virtus Variable Insurance Trust
–	Virtus Duff & Phelps Real Estate Securities Series

A Statement of Additional Information for the contract and the Separate Account is available free of charge by writing to GIAC Individual Markets, Annuities P. O. Box 981592 El Paso, TX 79998-1592 (regular mail) or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is dated May 1, 2020, is incorporated by reference into this prospectus.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

The variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the Statement of Additional Information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you will start receiving regular payments. This is the annuity period. The amount of the Annuity Payments will depend on the amount of Accumulation Value annuitized, annuity rates, annuity option selected and, for non-qualified contracts, gender of the Annuitant.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your net premium payments and Accumulation Value to as many as 25 of the available Variable Investment Options.

The capitalized terms found throughout the prospectus can be found in the section entitled SPECIAL TERMS USED IN THIS PROSPECTUS.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the net premium payments allocated to the Variable Investment Options.

GIAC has established a separate account to hold the variable investments in its annuity contracts. The Separate Account has 45 investment divisions, corresponding to 45 Variable Investment Options, each of which invests in a mutual Fund. Your Net Premiums are used to buy Accumulation Units in the investment divisions you have chosen.

The total value of your contract’s investment in the investment divisions is known as the Accumulation Value. It’s determined by multiplying the number of variable Accumulation Units credited to your account in each investment division by the current value of the division’s units. The value of units in a variable investment division reflects the investment experience within the division. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity Payments under this contract must begin no earlier than the first Contract Anniversary (without GIAC’s prior consent) and no later than the Contract Anniversary immediately following the Annuitant’s 100th birthday. Gains under the contract are taxable at distribution, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select only one of the available annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a guaranteed period

•	Joint and survivor annuity

•	Payments for 10 year period certain

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the Variable Investment Options. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers among the Variable Investment Options.

Death benefits

If the Owner, or in California the Death Benefit Covered Person, should die before Annuity Payments begin, then we pay a death benefit first to any surviving Owner and then to surviving Beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the Owner is a non-natural person, then the death of the Annuitant will be treated as death of an Owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase or elect other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. These riders may not each be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are charges for some of these riders. You should contact your registered representative

SUMMARY	PROSPECTUS	1

or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of any of the riders under your contract. The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest Contract anniversary value death benefit. The return of premium and return of premium plus death benefit riders may in certain circumstances increase the death benefit payable upon the Owner’s death if your adjusted premium payments exceed your contract earnings. Finally, the deferred income annuity payout option rider can provide you with a stream of income payments that will start at a date in the future that you select. Before taking advantage of this rider, you should consider your liquidity needs because amounts that you transfer to the deferred income annuity payout option rider cannot be withdrawn or surrendered; those amounts are accessible only through the future stream of fixed income payments created by transfers to the rider. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have accumulated in the contract. Taking out all you have accumulated is known as a surrender; taking out part of your Accumulation Value is a withdrawal. Surrenders and withdrawals may be subject to any applicable contract fee, premium taxes, state taxes, penalty taxes, and federal income tax and/or federal income tax withholding. Once Annuity Payments begin, surrenders and withdrawals are not available. Please see The Accumulation Period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual Funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract currently, range from 0.51% to 7.47% on a gross basis but may be different in the future. Actual charges will depend on the Variable Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Contract charges

We apply an administrative charge and a daily mortality and expense risk charge, calculated at an annual rate of 0.40% of the Accumulation Value in the Variable Investment Options.

The following are expenses that you may incur as a Contract Owner:

•	Highest anniversary value death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options.

•	Return of premium death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

•	Return of premium plus death benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options.

•	Combination of death benefit riders expense

You may choose both the highest anniversary value death benefit rider and the return of premium plus death benefit rider. If you do, then we will assess one combined daily charge at an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options.

•	Premium taxes

These charges for taxes on premiums or annuity purchase payments are applicable only in some states and municipalities and currently range from 0.50% up to 3.5% of premium payments made to the contract or Accumulation Value used to purchase an annuity option, depending on state requirements.

This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

2	PROSPECTUS	SUMMARY

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to Fund a tax-qualified arrangement. The lump sum payment or actuarial value of payments to a Beneficiary may be subject to estate tax.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. (If this contract is a replacement for another contract, you may have 10 to 60 days to examine the contract and return it for cancellation.) This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms may vary depending on where you live. The prospectus describes all material features of the contract including any material variations and any material state variations and should be read carefully with your contract.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Accumulation Value among the Variable Investment Options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Surrender Charge:	None

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the premium payments or contract Accumulation Value used to purchase an annuity option, depending on the state requirements. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

4	PROSPECTUS	EXPENSE TABLES

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

Contract Charge	0.40%
Total Separate Account Fees	0.40%
Optional Additional Riders
– Highest Anniversary Value Death Benefit Rider (HAVDB)	0.35%
– Return of Premium Death Benefit Basic Rider (ROBDB Basic)	0.25%
– Return of Premium Death Benefit Plus Rider (ROPDB Plus)	0.45%
– Combination HAVDB & ROPDB Plus	0.50%
Total Maximum Separate Account Level and Optional Rider Annual Expenses	0.90%

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.51%	7.47%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds and has not been independently verified by GIAC, except Guardian Variable Products Trust.

*	“Total Annual Underlying Mutual Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2018 for all underlying mutual funds available under the contract as of May 1, 2019. Newer underlying mutual funds may have higher expense ratios partly due to the smaller initial asset bases. Newer underlying mutual funds may have higher expense ratios partly due to smaller initial asset bases. It is important for contractowners to understand that a decline or increase in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher or lower than the expense information presented. The minimum and maximum Total Annual Underlying Mutual Fund Operating Expenses after voluntary or contractual waivers or expense reimbursements are 0.51% and 1.40%, respectively. The net and gross for the minimum and maximum charges are the same for the these two underlying funds. The gross numbers reflect the minimum and maximum charges without giving effect to any agreed upon waivers. Please refer to the underlying mutual funds’ prospectuses for details about the specific expenses of each mutual fund.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in the contract, including the Contract Owner transaction expenses, and Separate Account annual expenses which include a daily contract charge at an annual rate of 0.40% of the Accumulation Value in the Separate Account. The following two examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment earns a 5% return each year.

Example 1 shows a Basic Contract with both the Highest Anniversary Value Death Benefit Rider and Return of Premium Plus Death Benefit Rider (which, if invested in the Fund with the maximum expense that is available under the contract, would be the most expensive way to purchase the contract) and also shows the gross maximum (7.47%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Plus Death Benefit riders, and maximum and minimum underlying mutual fund expenses on a gross basis.*

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$879	$2,538	$4,074	$7,432
Minimum:	$148	$460	$794	$1,738
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$879	$2,538	$4,074	$7,432
Minimum:	$148	$460	$794	$1,738

* Basic Contract with both the Highest Anniversary Value Death Benefit and Return of Premium Death Benefit Plus riders, and net maximum (1.40%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$242	$743	$1,272	$2,716
Minimum:	$148	$460	$794	$1,738
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$242	$743	$1,272	$2,716
Minimum:	$148	$460	$794	$1,738

6	PROSPECTUS	EXPENSE TABLES

Example 2 shows a Basic Contract without any riders (which if invested in the Fund with the minimum expense that is available under the contract, is the least expensive way to purchase the contract) and shows the gross maximum (7.47%) and minimum (0.51%) fees and expenses of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	Basic Contract without any riders and maximum and minimum underlying mutual Fund expenses on a gross basis.**

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$826	$2,399	$3,871	$7,150
Minimum:	$96	$298	$518	$1,150
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$826	$2,399	$3,871	$7,150
Minimum:	$96	$298	$518	$1,150

** Basic Contract without any riders and net maximum (1.40%) and net minimum (0.51%) underlying mutual fund expenses.

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$189	$585	$1,006	$2,178
Minimum:	$96	$298	$518	$1,150
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$189	$585	$1,006	$2,178
Minimum:	$96	$298	$518	$1,150

These Examples do not reflect premium taxes (which ranges from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

EXPENSE TABLES	PROSPECTUS	7

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $14.0 billion as of December 31, 2019. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 10 Hudson Yards, New York, New York 10001. The mailing address for GIAC Individual Markets, Annuities, is P.O. Box 981592, El Paso, TX 79998-1592.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2019, Guardian Life had total admitted assets (Statutory basis) in excess of $62.2 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

8	PROSPECTUS	EXPENSE TABLES

BUYING A CONTRACT

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

5951 Luckett Ct, Bldg A

El Paso, TX 79932

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We have the right to reject any application, proposed purchase or initial premium payment for any reason. If an application is signed on or after May 1, 2018, we will not issue a contract if the Owner or the Annuitant is over 85 years of age, unless we provide prior approval.

If we accept your purchase as received, we will credit your net premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Mailing Address on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay surrender charges and taxes, including a possible penalty tax, on your old contract. Your new contract may have higher (or lower) charges and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

BUYING A CONTRACT	PROSPECTUS	9

PAYMENTS

We require a minimum initial premium payment of $50,000. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $1,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Without our consent, total flexible premium payments made in any contract year after the first may not exceed the lesser of $100,000 or the aggregate amount of premiums paid in the first contract year without prior approval. GIAC will not accept total premium payments of greater than $3,000,000 over the life of the contract. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information. Not withstanding the above maximum premiums, we reserve the right to refuse any premium which would cause the aggregate premiums for all in force individual deferred variable contracts issued by GIAC owned individually or jointly by an Owner of the contract who is a natural person to exceed $6,000,000.

10	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will credit subsequent Net Premiums to your contract on the same day we receive them, provided we receive them in Good Order at our Mailing Address before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time (i.e., on a Valuation Date).

If the New York Stock Exchange closes before its regular closing time, we will credit a premium payment received after that close on the next Valuation Date. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details. We call the amount remaining after this deduction the net premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use Net Premiums to purchase Accumulation Units in the Variable Investment Options you have chosen, according to your instructions in the application or as later changed. The prices of Accumulation Units are set daily because they change along with the share values of the underlying Funds and also include the daily portion of Separate Account Level Expenses applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the price calculated on the Valuation Date that we receive and accept your payment. The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them at our Mailing Address. Please remember that you cannot invest in more than 25 Variable Investment Options at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable

Accumulation

units

The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options and also due to expenses and the deduction of certain charges.

ACCUMULATION PERIOD	PROSPECTUS	11

annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 45 investment divisions, corresponding to the 45 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Separate Account or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support contract values, GIAC may transfer them from the Separate Account to the general account. We are obligated to pay all amounts promised under the contract.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of the contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as Annuity Payments and death benefits, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or, the approval of any appropriate state or federal regulatory authority. We will use this right to serve your best

12	PROSPECTUS	ACCUMULATION PERIOD

interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new separate accounts,

•	combining two or more separate accounts or investment divisions,

•	transferring assets among investment divisions, or into another separate account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account to allocations of Net Premiums or transfers of Accumulation Value, or both, with respect to some or all contracts.

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 25 of the available Variable Investment Options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

You can obtain a copy of the prospectus for each of the Funds from your registered representative; by visiting our website (www.GuardianLife.com); by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342); or by writing to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

Please read the prospectus carefully before investing.

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Maximize total return consistent with the Adviser’s determination of reasonable risk.	Invests in a mix of global equities, fixed income, opportunistic assets, currencies and cash to provide broad diversification in a single portfolio. Strategic allocation is 60% equities and 40% fixed income, but dynamic allocations can range from 0-80% in equities and 20-100% in fixed income.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
ALPS/ Alerian Energy Infrastructure Portfolio (Class III)	seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Index is a composite of North American energy infrastructure companies. Midstream energy companies must earn the majority of their cash flow from qualifying midstream activities involving energy commodities. Qualifying midstream activities include gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage. Midstream energy companies include midstream master limited partnerships (MLPs) and midstream corporations.

In addition, in order to be included in the Index, midstream energy companies must have principal executive offices in the United States or Canada and have a median daily trading volume of at least USD 2.5 million for the six-month period preceding the data analysis date.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code (as defined below).

ALPS Advisors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities). Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.
American Century VP Inflation Protection (Class II)	Long-term total return using a strategy that seeks to protect against U.S. inflation.	The fund invests substantially all of its assets in investment-grade debt securities. To help protect against U.S. inflation, the fund will invest over 50% of its assets in inflation-adjusted debt securities.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Century VP Mid Cap Value Fund (Class II)	Long-term capital growth with income as a secondary objective.	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Funds Insurance Series® Asset Allocation Fund (Class 4)	The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	In seeking to pursue its investment objective, the fund varies its mix of equity securities, debt securities and money market instruments. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Under normal market conditions, the fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of December 31, 2018, the fund was approximately 59% invested in equity securities, 29% invested in debt securities and 12% invested in money market instruments and	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
cash. The proportion of equities, debt and money market securities held by the fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
American Funds Insurance Series® Bond Fund (Class 4)	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives.

This policy is subject to change only upon 60 days’ written notice to shareholders. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including

Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be-announced contracts and mortgage rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term. The fund may invest in certain derivative instruments.
American Funds Insurance Series® Global Growth Fund (Class 4)	The fund’s investment objective is to provide long-term growth of capital.	The fund invests primarily in common stocks of companies around the world that the investment adviser believes have the potential for growth. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
American Funds Insurance Series® Global Growth and Income Fund (Class 4)	The fund’s investment objective is to provide long-term growth of capital while providing current income.	The fund invests primarily in common stocks of well-established companies around the world, which the investment adviser believes have the potential for growth and/or to pay dividends. The fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States). Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071
American Funds Insurance Series® Growth Fund (Class 4)	The fund’s investment objective is to provide growth of capital.	The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds. The fund is designed for investors seeking capital appreciation through investments in stocks. Investors in the fund should have a longterm perspective and be able to tolerate potentially sharp declines in value.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
American Funds Insurance Series® Growth-Income Fund (Class 4)	The fund’s investment objectives are to achieve long-term growth of capital and income.	The fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund is designed for investors seeking both capital appreciation and income. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund (Class 4)	The fund’s investment objective is to provide a high level of current income consistent with preservation of capital.	Normally, the fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. This policy is subject to change only upon 60 days’ written notice to shareholders. The fund is designed for investors seeking income, long-term capital preservation and more price stability than investments in stocks and lower quality debt securities, and capital preservation over the long term. The fund may invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls. Although the fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer. The fund may also invest in inflation-linked bonds issued by U.S.	Capital Research and Management CompanySM 333 South Hope Street, Los Angeles, CA 90071

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index. Additionally, the fund may invest in certain derivative instruments.
ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

ClearBridge Investments, LLC

620 8th Avenue

New York, NY 10018

(Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it

385 East Colorado Boulevard

Pasadena, CA 91101)

DWS Alternative Asset Allocation VIP (Class B)	The fund seeks capital appreciation.	The fund seeks to achieve its objective by investing in alternative (or non-traditional) investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by DWS Investment Management Americas, Inc., the fund’s investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such DWS fund could invest. The fund may also invest in securities of unaffiliated mutual funds, ETFs or exchange-traded notes (ETNs) (DWS funds and unaffiliated mutual funds, ETFs and ETNs are collectively referred to as “underlying funds”).	DWS Investment Management Americas Inc. 345 Park Avenue New York, NY 10154	RREEF America L. L. C. 222 South Riverside Plaza Chicago, IL 60606
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	The fund seeks to provide capital growth.	Normally investing primarily in common stocks. Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Government Money Market Portfolio (Service Class 2)(i)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities. Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Franklin Growth And Income VIP Fund (Class 2 Shares)	Seeks capital appreciation with current income as a secondary goal.	Under normal market conditions, the fund invests predominantly in equity securities.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Guardian Core Plus Fixed Income VIP Fund	The Fund seeks income and capital appreciation to produce a high total return.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as “junk bonds”). The Fund also may invest in fixed income investments issued by foreign entities but denominated in U.S. dollars, and fixed income investment issued by foreign entities and denominated in currencies other than the U.S. dollar.

The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities; mortgage-backed and other asset-backed securities; inflation-linked investments; and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative is based, or for cash

			Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302
(i)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

ACCUMULATION PERIOD	PROSPECTUS	21

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
management purposes. For example, the Fund may invest in U.S. Treasury futures or sell U.S. Treasury futures short to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.
Guardian Diversified Research VIP Fund	The Fund seeks capital appreciation.	The Fund invests mainly in common stocks (growth or value stocks or both) of U.S. large-capitalization companies that the Fund subadviser believes have favorable investment potential. The Subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Standard & Poor’s 500® Index (the “Index”) at the time of purchase. In addition to common stocks, the Fund may invest in preferred stocks and convertible securities.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Putnam Investment Management, LLC 100 Federal Street Boston, MA 02110
Guardian Growth & Income VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in the equity securities of U.S. companies that the Fund’s subadviser believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization). The Subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Value Index (the “Index”) at the time of purchase. The Fund may also invest in foreign securities.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105
Guardian Integrated Research VIP Fund	The Fund seeks capital appreciation.	Under normal circumstances, the Fund invests primarily in equity securities of companies that have market capitalizations, at the time of purchase, in the range of companies in the Standard & Poor’s 500® Index (the “Index”). The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology and technology-related sectors.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
Guardian International Growth VIP Fund	The Fund seeks total return consisting of long-term capital growth and current income.	The Fund invests mainly in equity securities of foreign companies, including foreign subsidiaries of U.S. companies. The Fund invests primarily in large-capitalization companies, which the Fund’s subadviser defines as companies with market capitalizations similar	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	J.P. Morgan Investment Management Inc. 383 Madison Avenue New York, NY 10179

22	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
to companies in the MSCI® Europe, Australasia and Far East (“EAFE®”) Growth Index (the “Index”) at the time of purchase. The equity securities in which the Fund may invest include, but are not limited to, common stocks, preferred stocks and depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).
Guardian International Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests primarily in equity securities, principally common stocks, of large- and mid-capitalization foreign companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Value Index (“EAFE® Index”) that the Fund’s subadviser, believes are undervalued based on their earnings, cash flow, or asset values.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
Guardian Large Cap Disciplined Growth VIP Fund	The Fund seeks to maximize long-term growth.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in securities of companies with large market capitalizations. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Fund invests primarily in the common stock of growth-oriented companies. The Fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar denominated securities of foreign issuers).	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Wellington Management Company LLP 280 Congress Street Boston, MA 02210
Guardian Large Cap Disciplined Value VIP Fund	The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. The Fund’s subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Value Index (the “Index”) at the time of purchase. The Fund invests primarily in a diversified portfolio of equity	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Boston Partners Global Investors, Inc. d/b/a Boston Partners 909 Third Avenue 32nd Floor New York, NY 10022

ACCUMULATION PERIOD	PROSPECTUS	23

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

securities that are identified by the Subadviser as having value characteristics.

The Fund may invest up to 20% of its total assets in foreign currency-denominated securities, measured at the time of investment.

The Fund may participate as a purchaser in initial public offerings of securities (“IPOs”).

Guardian Large Cap Fundamental Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of U.S. large-capitalization companies. The Fund’s subadviser defines large-capitalization companies as companies with market capitalizations similar to companies in the Russell 1000® Growth Index (the “Index”) at the time of purchase. The Fund may invest in foreign securities, either directly or through depositary receipts.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Clearbridge Investments, LLC 620 Eighth Ave 48th Floor New York, NY 10018
Guardian Mid Cap Traditional Growth VIP Fund	The Fund seeks long-term growth of capital.	The Fund invests primarily in common stocks selected for their growth potential. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies. The Fund’s subadviser defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap®Growth Index (the “Index”) at the time of purchase. The Fund may also invest in foreign securities.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206
Guardian Mid Cap Relative Value VIP Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies. The Fund’s subadviser defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Index (the “Index”) at the time of purchase.	Park Avenue Institutional Advisers LLC 10 Hudson Yards New York, NY 10001	Wells Capital Management Incorporated 525 Market Street San Francisco, CA 94105

24	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	Total return with a low to moderate correlation to traditional financial market indices.	The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco Oppenheimer V.I. International Growth Fund (Series II)	The Fund seeks capital appreciation.	Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States and may invest 100% of its assets in foreign companies.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Ivy VIP Global Bond Class II	To seek to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy VIP Global Bond seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in debt securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or U.S. governments. Under normal circumstances, the Portfolio invests at least 40% (or, if Ivy Investment Management Company (IICO), the Portfolio’s investment manager, deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. The Portfolio may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in securities of any maturity. The Portfolio may invest in both investment and non-investment grade securities. It may invest up to 35% of its total assets in non-investment grade bonds, commonly called “high yield” or “junk” bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Portfolio	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, KS 66202

ACCUMULATION PERIOD	PROSPECTUS	25

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
will invest in non-investment grade securities only if IICO deems the risks to be consistent with the Portfolio’s objectives. Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets. IICO may look at a number of factors in selecting securities for the Portfolio’s holdings including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile, market share and industry of the issuer; and analysis of the issuer’s profit history through various economic cycles. Generally, in determining whether to sell a security, IICO continues to analyze the factors considered for buying the security. IICO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. IICO may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Ivy VIP High Income Class II	To seek to provide total return through a combination of high current income and capital appreciation.	Ivy VIP High Income seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), of U.S. and foreign issuers, the risks of which are, in the judgment of Ivy Investment Management Company (IICO), the Portfolio’s investment manager, consistent with the Portfolio’s objective. The Portfolio invests primarily in lower-quality debt securities, which include debt securities rated BBB+ or lower by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization(NRSRO) or, if unrated, determined by IICO to be of	Ivy Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217

26	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
comparable quality. The Portfolio may invest up to 100% of its total assets in non-investment grade debt securities, commonly called “high yield” or “junk” bonds, which include debt securities rated BB+ or lower by S&P, or comparably rated by another NRSRO or, if unrated, determined by IICO to be of comparable quality. The Portfolio may invest in fixed-income securities of any maturity. The Portfolio may invest up to 100% of its total assets in foreign securities that are denominated in U.S. dollars or foreign currencies. Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets. The Portfolio may invest in restricted securities. Although IICO considers credit ratings in selecting investments for the Portfolio, IICO bases its investment decisions fora particular instrument primarily on its own credit analysis and not on a NRSRO’s credit rating. In selecting securities, IICO may conduct an initial screening of issuers based on characteristics such as yield, performance, maturity and relative value across and within sectors. Following its initial screening, IICO may look at a number of factors beginning with a primarily bottom-up (researching individual issuers) analysis that includes extensive modeling and talking with a company’s management team, industry consultants and sell-side research to help formulate opinions, and progressing to consideration of the current economic environment, the direction and level of interest rates and inflation, and industry fundamentals and trends in the general economy. Other factors considered include a company’s financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving credit metrics, potential to improve credit standing, responsiveness to changes in interest rates and business conditions, strength of business model, competitive advantage and capital structure and future capital needs. Initial position

ACCUMULATION PERIOD	PROSPECTUS	27

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

sizes are determined based on factors that include size of issue, rating, duration, coupon, call-ability, exposure to a specific industry and leverage. IICO attempts to optimize the Portfolio’s risk/reward by investing in the debt portion of the capital structure that IICO believes to be most attractive, which may include secured and/or unsecured loans, floating rate notes and/or secured and/or unsecured high-yield bonds. For example, if IICO believes that market conditions are favorable for a particular type of fixed-income instrument, such as high yield bonds, most or all of the fixed-income instruments in which the Portfolio invests may be high yield bonds. Similarly, if IICO believes that market conditions are favorable for loans, most or all of the fixed-income instruments in which the Portfolio invests may be loans, including second-lien loans which typically are lower in the capital structure and less liquid than first-lien loans. Generally, in determining whether to sell a security, IICO considers the dynamics of an industry and/or company change or anticipated change, a change in strategy by a company, a deterioration of the company’s financial model, credit quality or credit standing, and/or a change in management’s consideration of its creditors. IICO also may sell a security if, in IICO’s opinion, the price of the security has risen to fully reflect the company’s improved credit worthiness and other investments with greater potential exist. IICO also may sell a security to take advantage of what it believes are more attractive investment opportunities, to reduce the Portfolio’s holding in that security or to raise cash.

Janus Henderson Global Technology and Innovation Portfolio (Service Shares) formerly (Janus Henderson Global Technology Portfolio (Service Shares))	Seeks long-term growth of capital.

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

28	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

technological advancements or improvements; and

• companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.

Some of the industries and companies likely to be represented in the Portfolio’s holdings include e-commerce (companies doing business through the Internet); computer (hardware and software); communications (voice, data, and wireless); industrials; Internet (software, services, and infrastructure equipment); and media and entertainment.

Lazard Retirement Global Dynamic Multi -Asset Portfolio (Service Shares)	Total Return.	The Investment Manager allocates the Portfolio’s assets among various U.S. and non-U.S. equity and fixed-income strategies managed by the Investment Manager in proportions consistent with the Investment Manager’s evaluation of various economic and other factors designed to estimate probabilities, including volatility. The Investment Manager will make allocation decisions among the strategies based on quantitative and qualitative analysis using a number of different tools, including proprietary software models and input from the Investment Manager’s research analysts.	Lazard Asset Management LLC 30 Rockefeller Plaza New York, NY 10112
MFS® International Intrinsic Value Portfolio (Service Class)	Seeks capital appreciation.	Normally invests primarily in foreign equity securities, including emerging market equity securities. Focuses on investing in the stocks of companies MFS believes are undervalued compared to their intrinsic value. The fund may invest in companies of any size. MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio (Class II)	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.	The global strategists of the Adviser and its Sub-Advisers analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	MSIM Limited 25 Cabot Square, Canary Wharf, London, E14, 4QA, England

ACCUMULATION PERIOD	PROSPECTUS	29

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
The Adviser and/ or Sub-Advisers invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects.
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class II)	The Fund seeks both capital appreciation and current income.	In selecting securities to buy, hold or sell for the Portfolio, the Adviser and/or Sub-Advisers actively manage the Portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036	MSIM Limited 25 Cabot Square, Canary Wharf, London, E14, 4QA, England
PIMCO Dynamic Bond Portfolio (Advisor Class)	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
Pioneer Bond VCT Portfolio (Class II)	Current Income.	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.	Amundi Pioneer Asset Management, Inc 60 State Street Boston, MA 02109
Putnam VT Small Cap Value Fund (Class IB)	Seeks capital appreciation.	The Fund invests mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are issued by companies that the Fund believes are currently undervalued by the market. If the Fund is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Under normal circumstances, the Fund invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 2000® Value Index. The Fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.	Putnam Investment Management, LLC. 100 Federal Street Boston MA 02110	Putnam Investments Limited 16 St James’s Street London England, SW1A 1ER

30	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
T. Rowe Price Health Sciences Portfolio (Class II)	Fund seeks long term capital appreciation.	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed “health sciences”).	T. Rowe Price Associates, Inc. 100 E. Pratt St. Baltimore, MD, 21202
Value Line VIP Equity Advantage Fund	The primary investment objective is capital appreciation. Current income is a secondary investment objective.	The Fund primarily invests in a diversified basket of U.S. closed-end funds, which the Adviser believes offer opportunities for growth and dividend income. The portfolio construction starts with a proprietary model to rank closed end funds. To a lesser extent, the Fund invests in ETFs.	EULAV Asset Management 7 Times Square 16th Floor,42nd Street New York, NY 10036
VanEck VIP Global Hard Assets (Service Class)	Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.	Under normal conditions, the Fund invests at least 80% of its net assets in securities of hard assets companies and instruments that derive their value from hard assets. Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities.	Van Eck Associates Corporation 666 Third Avenue New York, NY 10017
Virtus Duff & Phelps Real Estate Securities Series (the “Series”)	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.

The Series offers exposure to the equity real estate investment trust (“REIT”) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under federal securities laws.

			Virtus Investment Advisers, Inc. One Financial Plaza Hartford, CT 06103	Duff & Phelps Investment Management Co. 200 S. Wacker Drive, Suite 500 Chicago, IL 60606
The Merger Fund VL	The Merger Fund VL seeks to achieve capital growth by engaging in merger arbitrage.	The team will choose securities they believe offer the best risk/reward within the strategy guidelines. As a result, portfolio weightings by security category will vary. We use the following instruments:
• Exchange Listed Equities
• Exchange Traded Funds
• Listed Options
• OTC Options
• Equity underlying Total return Swaps
• Currencies
• Currency Forward Sales
• Corporate Bonds
		• Convertible Bonds	Westchester Capital Management, LLC 100 Summit Lake Drive Valhalla, NY 10595

ACCUMULATION PERIOD	PROSPECTUS	31

Some Funds have similar investment objectives and policies to other Funds managed by the same advisor. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same Funds as the publicly available Funds. As a result, the investment returns of the Funds may be higher or lower than these similar Funds managed by the same advisor. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other Fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our Contract Owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Currently all investment advisors (or their affiliates), pay us compensation every year for administration or other expenses. This compensation ranges from 0.15% to 0.40% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from all Funds, except from The Merger Fund VL. Currently, the amount of 12b-1 fees ranges from 0.05% to 0.40%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the Funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain Funds, such as the Guardian Variable Products Trust, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of Accumulation Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing your investment options and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

32	PROSPECTUS	ACCUMULATION PERIOD

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through the contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals. Transfers are subject to certain conditions, which are described below.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the Variable Investment Options. These transfers are subject to the following rules:

•	You are limited to 15 transfers per year;

•	You are limited to no more than 5 transfers within a quarter;

•	You are limited to no more than 3 transfers within a month;

When you buy a contract, please note:

•	You can choose up to 25 of the available Variable Investment Options at any one time.

•	There are no initial sales charges on the premium payments.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the Variable Investment Options or change your future allocations by notifying us in writing at our Mailing Address, electronically or by telephone at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Currently, no fee is charged for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change Beneficiaries as long as the Annuitant is living.

Transfers

You can only transfer money among Variable Investment Options up to 30 days before the date Annuity Payments are scheduled to begin.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and electronic services.

ACCUMULATION PERIOD	PROSPECTUS	33

Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received transfer instructions from you, in Good Order, at our Mailing Address or Customer Service Office Contact Center.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order at our Mailing Address or Customer Service Office Contact Center. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term Contract Owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any Contract Owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all Contract Owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

34	PROSPECTUS	ACCUMULATION PERIOD

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other Contract Owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same Owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Contract Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific Contract Owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

ACCUMULATION PERIOD	PROSPECTUS	35

detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Contract Owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Contract Owners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Contract Owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For

36	PROSPECTUS	ACCUMULATION PERIOD

transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND WITHDRAWALS

During the Accumulation Period and while all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. You may also redeem part of your contract during the Accumulation Period. That is known as a withdrawal. We will not accept requests for surrenders or withdrawals after the date Annuity Payments begin.

DIA transfers under the Deferred Income Annuity (DIA) Payout Option rider will be treated as withdrawals under the Basic Contract. DIA transfers are not subject to federal or state income taxes; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” The following example demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

The following example demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

Assumptions:

•	A $100,000 initial premium payment is made on January 1, 2013

•	A $30,000 DIA transfer is made on January 15, 2015

•	A $10,000 gain from January 1, 2013 to January 15, 2015

Event	Accumulation Value	DIA Transfer	Cost Basis Allocated to Basic Contract	Cost Basis Allocated to DIA Transfer
Contract Issue	$100,000		$100,000*	$0
Second Contract Anniversary	$110,000		$100,000*	$0
DIA Transfer		$30,000
Values January 15, 2015 prior to transfer	$110,000		$100,000*	$0
Values January 16, 2015 after transfer	$80,000		$73,000**	$27,000**
*	At contract issue and any point in time prior to the DIA transfer, the full cost basis is allocated to the Basic Contract.
**	When the $30,000 transfer is made to the DIA rider from the Basic Contract, the partial annuitization rules will apply and a pro rata portion of the cost basis of the Basic Contract will be apportioned between the Basic Contract and the DIA rider. The cost basis apportioned to the DIA rider is equal to the amount of the Accumulation Value transferred from the Basic Contract to the DIA rider divided by the Accumulation Value of the Basic Contract immediately prior to the transfer, and multiplying that result by the cost basis of the Basic Contract. In this example, a $30,000 transfer is made from the Basic Contract to the DIA rider on January 15, 2015. Therefore, $30,000 is divided by $110,000 and multiplied by $100,000. Accordingly, the cost basis allocated to the DIA rider is approximately $27,000. The $27,000 is subtracted from the $100,000 premium equaling a cost basis of $73,000 remaining with the Basic Contract.

Your request for surrenders and withdrawals must be received in Good Order at our Mailing Address. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan.

ACCUMULATION PERIOD	PROSPECTUS	37

To process a withdrawal, we will redeem enough Accumulation Units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Mailing Address. We will deduct any applicable contract charges and premium taxes from the surrender amount requested or in the case of a withdrawal where you wish to receive the entire surrender amount, we will redeem additional units to cover any applicable charges based on your instruction. See Financial information: Contract costs and expenses. To effect your request, we will redeem Accumulation Units attributable to the Variable Investment Options on a pro-rata basis unless you instruct us differently.

A withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the Accumulation Value is less than $2000 after the withdrawal then GIAC reserves the right to terminate the contract.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your Accumulation Value and your death benefit, and may result in a decrease in death benefit greater than the amount of the withdrawal. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective typically on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges and premium taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.

If we receive your surrender or withdrawal request in Good Order at our Mailing Address before the end of a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive your surrender or withdrawal request in Good Order at our Customer Service Office at or after the end of a Valuation Date or on a day that is not a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of the next Valuation Date. We will send you your payment within seven days of receiving a request from you in Good Order at our Mailing Address. Please see The Accumulation Period: Payments.

The Contract Owner may authorize regular withdrawals for the payment of their investment advisor fee. Pursuant to an Advisory Services Agreement, we will withdrawal from the Accumulation Value the registered investment advisor’s fee.

38	PROSPECTUS	ACCUMULATION PERIOD

If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

Inactive Contracts

Notwithstanding that a DIA payout option rider has been funded and is in force, we may pay the Owner the Accumulation Value under the Basic Contract in one sum, if, before the Annuity Commencement Date:

•	no premium payments are made for 2 consecutive years;

•	the Accumulation Value on or after the end of such 2 year period is less than $2,000;

•	the total amount of premium payments made, less any withdrawals, is less than $2,000; and

•

we notified you in writing that this contract is inactive and 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your Accumulation Value to $2,000.

The proceeds paid to an Owner may be subject to any applicable contract charges and premium taxes. Please see Financial information: Federal tax matters.

If the Accumulation Value of the Basic Contract is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity but the contract has a funded and in force DIA rider, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the Contract Owner. If the Accumulation Value is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity and the contract does not have a funded and in force DIA rider, the contract is terminated.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date, the DIA commencement date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

ACCUMULATION PERIOD	PROSPECTUS	39

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. You can participate in all or a combination of the programs. These include fixed dollar cost averaging, portfolio rebalancing and automated alerts.

Forms and Reports

In order to complete certain transactions under this annuity you may need to complete additional forms, including for example, the DIA transfer request form which provides you with instructions and important disclosures, regarding liquidity and product choice.

We will send you confirmations regarding financial transactions, including premium payments and DIA transfers, and contract changes that you make. These confirmations will provide you with financial information for the current transaction and important disclosures.

We will also send you quarterly, annual and anniversary statements that will provide you with much of this information described above, as well as current contract values for contract benefits, including any elected optional death benefits and the DIA rider.

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, in accordance with applicable laws, rules and regulations. If several members of the same household each own a contract, we may send only one such report to that address, unless you instruct us otherwise. Similarly, if several members of the same household each own a contract, we will send only one contract prospectus each year. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of Accumulation Units and their value under the contract.

You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or writing our Mailing Address.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer that may help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing. We have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. See Transfers for limitations on such transfers.

Dollar Cost Averaging — Fixed Dollar Cost Averaging Program

This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses Under Fixed Dollar Cost Averaging (Fixed DCA), you may transfer set amounts of money from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) over a three month period. If you wish to take advantage of Fixed DCA, you must elect it on your application and your initial net premium, and any subsequent Net Premiums received prior to the third Monthly Contract Anniversary, must be allocated to the Fixed DCA Account. On each of the first three monthly contract anniversaries, GIAC will transfer a percentage, as shown in the chart below, of the Fixed DCA Account to the Variable Investment Options in accordance

40	PROSPECTUS	ACCUMULATION PERIOD

with your allocation instructions then in effect. If a Monthly Contract Anniversary is not also a Valuation Date, the transfer will occur on the next following Valuation Date.

Monthly Contract Anniversary from Issue Date	Percentage of Fixed DCA Account transferred
1	33 1/3%
2	50%
3	100%

Transfers out of the Fixed DCA Account will be on a first-in-first-out basis, so that transfers will be deemed to come first from the oldest net premium and any interest attributable to that net premium.

We guarantee that the net premium payments you invest in the Fixed DCA Account will earn daily interest at a minimum annual rate of at least 1%. At our discretion, we may credit interest at a rate higher than 1% but we are not obliged to do so. Net premiums that you invest in the Fixed DCA Account become part of GIAC’s general account assets and the value of the Net Premiums invested in the Fixed DCA Account does not vary with the investment experience of any variable investment option.

We may declare different interest rates in excess of 1% depending on when premium payments are received. This means that amounts allocated to the Fixed DCA Account on any designated Valuation Date may be credited with a different rate of interest than the rate previously credited to Net Premiums allocated to the DCA Account on any other Valuation Date.

Fixed DCA will terminate on the earliest of

•	the Valuation Date that all amounts have been transferred out of the Fixed DCA Account;

•	the Annuity Commencement Date;

•	the date a transfer or change in allocation instructions under the Basic Contract is received at our Mailing Address;

•	the date the Basic Contract is surrendered or terminated; or

•	the date on which you request that all amounts in the Fixed DCA Account be transferred out of the Fixed DCA Account to the then current allocation options.

If Fixed DCA terminates prior to all amounts being transferred out of the Fixed DCA Account, the remaining amount will be immediately allocated to the then current allocation options in accordance with your instructions in effect at that time. Net premiums received on or after the date Fixed DCA has terminated will be allocated to the allocation options in accordance with your then current allocation instructions.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing

ACCUMULATION PERIOD	PROSPECTUS	41

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract Owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your Accumulation Value in a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or 2) your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. We may postpone any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary weekend and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

42	PROSPECTUS	ACCUMULATION PERIOD

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose cannot be earlier than the first Contract Anniversary (without GIAC’s prior consent) or later than the Contract Anniversary immediately following the Annuitant’s 100th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month. Once Annuity Payments begin, you may not change: the Annuitant; the payout option; the guaranteed period under the chosen payout option; or the survivor percentage in the fixed joint and survivor annuity payment option. See Option F-3 below.

All Annuity Payments are based on (i) the age and sex (if a Non-Qualified Contract) of the Annuitant at the birthday nearest the Annuity Commencement Date; (ii) the Accumulation Value on the Annuity Commencement Date less any annuity taxes; (iii) the annuity payout option elected; (iv) the annuity payout frequency; and (v) the interest rate assumption. If more frequent payments are selected the total payout amount will be slightly larger. A longer duration results in a smaller payment and a shorter duration results in a larger payment.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the Annuitant at the birthday nearest the date Annuity Payments are to begin, and

•	the annuity payout option you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the amount of the Annuity Payments.

The number and amount of your Annuity Payments will not be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	A Payment frequency where the Annuity Payments are $20 or less will not be permitted.

THE ANNUITY PERIOD	PROSPECTUS	43

Annuity payout

options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-6 10-Year Guaranteed Period

PAYEE

Unless you request otherwise, the payee of any Annuity Payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving Owner or joint Owner; if none, then

•	any surviving primary Beneficiary; and, if none, then

•	any surviving Contingent Beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining Annuity Payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have Annuity Payments made under payout options that are available under the contract; we will make Annuity Payments to you if the Annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your Annuity Payments begin. If no election is made as of the Annuity Commencement Date payments will be made monthly under Option F-2, a life annuity with a guaranteed period of 10 years. At any time, we may discontinue any of these options or make additional options available.

Before the Annuity Commencement Date, the Owner(s) may elect to restrict certain rights any Beneficiary may have under the contract in the event that the Contract Owner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the Contract Owner and/or Annuitant.

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Mailing Address, in Good Order and in a form satisfactory to us, before the Annuity Commencement Date. Once elected, only the Contract Owner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new Owner of a contract.

All annuity payout options are fixed-rate options that are payable from GIAC’s general account assets. For fixed-rate annuity payment options, each $1,000 of Accumulation Value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the Annuity Commencement Date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

44	PROSPECTUS	THE ANNUITY PERIOD

NEW REQUIRED MINIMUM DISTRIBUTION RULES FOR QUALIFIED CONTRACTS

As a result of the enactment of the Setting Every Community Up for Retirement Enhancement (SECURE) Act on December 20, 2019, your contract is subject to new required minimum distribution (RMD) rules for certain beneficiaries. If your beneficiary is not an eligible designated beneficiary at the time of your death, your beneficiary is required to take distributions by the end of the calendar year of the 10th anniversary of your death. If you name a beneficiary who at the time of your death is not an eligible designated beneficiary, there may be adverse tax consequences depending on the annuity payout option elected. You should consult your tax or legal advisor if you have any further questions or concerns about how the SECURE Act impacts your personal situation.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for Beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any period of between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the Annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the Owner or joint Owner (if living) or the Beneficiary (if any Owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the payment in effect while both Annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.

THE ANNUITY PERIOD	PROSPECTUS	45

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the Beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

46	PROSPECTUS	THE ANNUITY PERIOD

OTHER CONTRACT FEATURES

DEATH BENEFITS

Death of an Owner or Death Benefit Covered Person before the Annuity Commencement Date

We will pay a death benefit upon receipt, in Good Order at our Mailing Address, of due proof of the death of any Owner or, in California, the Death Benefit Covered Person, before the Annuity Commencement Date. If the Owner is a non-natural Owner, the death of the Annuitant will be treated as the death of an Owner for purposes of determining whether a death benefit is payable. In California, upon death of an Owner who is not a Death Benefit Covered Person, we will distribute all of the Owner’s interest in the contract in a lump sum. For purposes of the discussion in this section, Distributions on Death, the term “death benefit” shall also include the distribution of the Owner’s interest upon the death of an Owner who is not a Death Benefit Covered Person.

The death benefit is payable first to:

•	any surviving Owner, if none, then

•	any surviving primary Beneficiary, if none, then,

•	any surviving Contingent Beneficiary, if none then

•	to the last surviving Owner’s estate.

Unless otherwise provided, to receive the death benefit, the party above must be living on the earlier of:

•	the date we receive Due Proof Of Death In Good Order at our Mailing Address; or

•	the 15th day after the date of death.

Calculation of Death Benefit. If we receive Due Proof Of Death In Good Order at our Mailing Address before the end of a Valuation Date, we will calculate the death benefit based on the Accumulation Value determined at the end of that Valuation Date. If we receive Due Proof Of Death In Good Order at our Mailing Address at or after the end of a Valuation Date (or on a day other than a Valuation Date), then we will calculate the death benefit based on the Accumulation Value determined at the end of the next Valuation Date. We will pay the death benefit to the appropriate Beneficiary or Beneficiaries (or surviving joint Owner(s), if applicable) after we receive Due Proof Of Death In Good Order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greater of:

•	the Accumulation Value as of the end of the Valuation Date on which we receive Due Proof Of Death In Good Order, less any premium taxes, or

•	the amount of any death benefit provided by an enhanced death benefit rider.

Multiple Beneficiaries. If there is more than one Beneficiary, each Beneficiary’s portion of the death benefit proceeds will be distributed upon

Death benefits

We will pay a death benefit upon receipt of due proof of death of any Owner, or in California, the Death Benefit Covered person prior to the Annuity Commencement Date. At the time of purchase, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit. In California, upon death of an Owner who is not a Death Benefit Covered Person prior to the Annuity Commencement Date, we must distribute all of the Owner’s interest in the contract in a lump sum.

OTHER CONTRACT FEATURES	PROSPECTUS	47

receipt of settlement instructions in Good Order from that Beneficiary. Proceeds for those Beneficiaries who have not provided settlement instructions in Good Order will remain in the contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each Beneficiary may receive a different amount, even when all Beneficiaries have been designated to share the proceeds equally.

Distribution of Death Benefit Proceeds:

•	Non-qualified Contracts

We generally will pay the death benefit in a lump sum, unless the Beneficiary elects to have the death benefit distributed over his or her life, in accordance with one of the annuity payout options, as described below. In California only, if a distribution is payable because of the death of an owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the Beneficiary or surviving joint Owner, as the case may be, may elect to have the death benefit distributed over his or her life, or to one of the annuity payout options that contain a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive Annuity Payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract will be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. We must receive notification of the choice of alternative payout option at our Mailing Address at least three business days before we pay out the death benefit proceeds and within one year of the date of death.

•	Qualified Contracts

As a result of the enactment of the Setting Every Community Up for Retirement Enhancement (SECURE) Act on December 20, 2019, your contract is subject to new required minimum distribution (RMD) rules for certain beneficiaries. If your beneficiary is not an eligible designated beneficiary at the time of your death, your beneficiary is required to take distributions by the end of the calendar year of the 10th anniversary of your death. An eligible designated beneficiary is an individual who at the time of your death is 1) your surviving spouse, 2) your minor child, 3) disabled, 4) chronically ill, or 5) any other individual who is not more than 10 years younger than you. Your minor child will no longer be considered an eligible designated beneficiary as of the date they reach majority. After your death and upon reaching the age of majority, such a beneficiary will have 10 years from that date to receive any remaining interest in the contract.

We generally will pay the death benefit in a lump sum, unless the Beneficiary is an eligible designated beneficiary that elects to have the death benefit

48	PROSPECTUS	OTHER CONTRACT FEATURES

distributed over his or her life, in accordance with one of the annuity payout options that contains a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive Annuity Payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract must be fully distributed within 10 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. If the Beneficiary has not requested receipt of their portion of the death benefit within the ten-year period, we will pay the remaining proceeds to that Beneficiary at that time. In California only, if a distribution is payable because of the death of an Owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving Annuitant, if applicable) that is not an eligible designated beneficiary who is entitled to a death benefit may defer payment of this sum for up to 10 years from the date of death.

If, on the Valuation Date that we calculate the death benefit, we also receive settlement instructions for at least one Beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in Good Order from all Beneficiaries, any death benefit amount exceeding the Accumulation Value that is not distributed to the Beneficiaries will be credited to the contract. This crediting event will constitute satisfaction of our death benefit obligation under your contract and we will have no further death benefit obligation under the contract. Any portion of the credited amount that is not distributed to the Beneficiaries as death proceeds on such Valuation Date will be allocated among the Variable Investment Options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from Beneficiaries.

You may designate that a Beneficiary is to receive the death benefit proceeds either through an annuity for life or over a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Mailing Address in Good Order. Upon your death, the Beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any Owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving Owner, if none then

•	any surviving primary Beneficiary, if none then

•	any surviving Contingent Beneficiary, if none then

•	the last surviving Owner’s estate.

Upon the death of an Annuitant if the Owner is a non-natural Owner, the non-natural Owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

OTHER CONTRACT FEATURES	PROSPECTUS	49

A non-spousal Beneficiary (or any surviving joint Owner) that is entitled to a death benefit has the right to elect another Beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Death of an Owner on or after the Annuity Commencement Date

•	Non-qualified Contracts

If any Owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

•	Qualified Contracts

If you die on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed to the Beneficiary pursuant to the new RMD rules under the SECURE Act. A Beneficiary that is an eligible designated beneficiary may continue annuity payments under the method of distribution being used as of the date of death, provided that annuity payments do not extend beyond the Beneficiary’s life expectancy. A Beneficiary that is not an eligible designated beneficiary must distribute any remaining interest in the contract by the end of the calendar year of the 10th anniversary of your death.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the following rules:

•

If the Beneficiary (or the sole surviving joint Contract Owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased contract Owner’s interest: is payable to, or for the benefit of, any new Contract Owner, and will be distributed over the new contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

•

If your spouse is the only primary Beneficiary (or the sole surviving joint Owner) when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal continuation below.

•	If a Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

•	In California, if any Owner who is not the Death Benefit Covered Person dies prior to the Annuity Commencement Date, we must distribute all of the Owner’s interest in the contract in a lump sum.

50	PROSPECTUS	OTHER CONTRACT FEATURES

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: (1) an Owner dies before the Annuity Commencement Date; and (2) the deceased Owner’s spouse, under federal law, is the sole surviving Owner or the sole surviving primary Beneficiary on the date of such Owner’s Death. In addition in California spousal continuation is only available if the Owner who dies is also the Death Benefit Covered Person.

If the sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If the Beneficiary elects this option, the Beneficiary may become the Owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and marriages recognized under state law will be recognized for federal law purposes.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the Owner) in Good Order at our Mailing Address. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death, spousal continuation will be automatically deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Mailing Address. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid upon an Owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the Accumulation Value to the investment options under the contract in accordance with your allocation instructions at that time. If applicable, the surviving spouse will become the new Owner and will replace the deceased Owner as Annuitant or Contingent Annuitant. The death benefit payable under the continued contract is the Accumulation Value as of the end of the Valuation Date we received, in Good Order at our Mailing Address, due proof of death of the surviving spouse.

OTHER CONTRACT FEATURES	PROSPECTUS	51

If the Annuitant is changed under spousal continuation, then the Annuity Commencement Date will be the new annuitant’s 100th birthday, unless an earlier date is otherwise elected by the Owner.

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider. If a death benefit is payable and an enhanced death benefit rider is in force, the Beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of:

(i)	any Owner, or in California the Death Benefit Covered Person;

(ii)	a surviving spouse who has continued the Basic Contract in accordance with the spousal continuation provision and who on the effective date of the spousal continuation is 75 or younger.

This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the Basic Contract); or

•	the highest anniversary value enhanced death benefit,

less any premium taxes as of the end of the Valuation Date on which we receive Due Proof Of Death In Good Order.

We must receive proof of death in Good Order at our Mailing Address that the death occurred before the Annuity Commencement Date for a benefit to be payable.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual Contract Anniversary up to and including the one immediately following the older Owner’s 80th birthday (or the Annuitant’s 80th birthday if there is a non-natural Owner) (or in California, the Death Benefit Covered Person’s 80th birthday), the HAVDB will equal the greater of the current HAVDB or the Accumulation Value of the Basic Contract on that Contract Anniversary. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the Basic Contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal by the Accumulation Value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount. The HAVDB will be

52	PROSPECTUS	OTHER CONTRACT FEATURES

distributed in the same manner as the death benefit under the Basic Contract.

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.35% of your Accumulation Value in the Variable Investment Options.

In all states except California, if there is a change of Owner (or, if the Owner is a non-natural person, a change in Annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the Accumulation Value on the Valuation Date that the change in Owner is effective, even if lower than the HAVDB on that date. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the Owner’s death exceeds the Accumulation Value at the time of the Owner’s death, then we will credit this difference to the investment options in accordance with the current allocation instructions under the Basic Contract. If the HAVDB that would have been paid is less than the Accumulation Value at the time of the Owner’s death, then we will increase the HAVDB to equal the Accumulation Value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all Owners under the contract must be under age 76. If the Owner is a non-natural person, then the Annuitant must be younger than age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the Basic Contract under the spousal continuation provisions of the Basic Contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of the spousal continuation.

If upon the death of the surviving spouse the HAVDB exceeds the Accumulation Value and any death benefit proceeds are not distributed as a lump sum, we will credit the difference between the HAVDB that would have been paid as death benefit proceeds and the Accumulation Value on the applicable Valuation Date to the allocation options in accordance with the current allocation instructions under the Basic Contract. The Beneficiaries may not continue this rider and this rider will terminate.

This rider terminates on the earliest of the following:

•	the date that a death benefit is paid under a death benefit rider or under the Basic Contract, if the Basic Contract is not continued by an eligible spouse;

•	the date that a death benefit is paid under this rider or under the Basic Contract upon death of the surviving spouse who has continued the Basic Contract and this rider;

•	the date the Accumulation Value under the Basic Contract equals zero;

•	the Annuity Commencement Date; or

OTHER CONTRACT FEATURES	PROSPECTUS	53

•	upon a change in Owner (or, if Owner is a non-natural person, a change in Annuitant), including spousal continuation, and the new Owner is age 76 or older.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of this enhanced death benefit rider under your contract.

Please note: At issue, if you are under age 76, you can elect the highest anniversary death benefit rider in conjunction with the return of premium plus death benefit rider available under the contract.

RETURN OF PREMIUM DEATH BENEFIT (ROPDB) RIDER

This rider provides for an enhanced death benefit that may be greater than the death benefit provided under the Basic Contract. You may elect one of two options, the return of premium death benefit rider basic (ROPDB Basic) or return of premium death benefit Plus (ROPDB Plus).

The ROPDB will be payable if on the Valuation Date a death benefit under the Basic Contract is calculated, the ROPDB is greater than the death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract.

ROPDB Basic

If you have elected the ROPDB Basic death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Basic death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in Good Order at our Mailing Address. We will decrease the ROPDB Basic death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. We will reset the ROPDB Basic to the Accumulation Value on the Valuation Date that a change in Owner, or in the event of a non-natural Owner, a change in the Annuitant, is effective, even if the Accumulation Value is lower than the ROPDB Basic death benefit on that Valuation Date.

Under the ROPDB Basic death benefit, the Adjusted Withdrawal Amount is equal to the greater of:

•	The dollar amount of the withdrawal, or

•

The ROPDB Basic death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the amount of the withdrawal and (b) is the Accumulation Value immediately before the withdrawal.

54	PROSPECTUS	OTHER CONTRACT FEATURES

We deduct a daily charge for this rider based on an annual rate of 0.25% of the Accumulation Value of your Variable Investment Options.

This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 86.

ROPDB Plus

If you have elected the ROPDB Plus death benefit, on the issue date, the death benefit is equal to the initial premium payment. Thereafter, we will increase the ROPDB Plus death benefit by the amount of any additional premium payment on the Valuation Date we receive such payment in Good Order at our Mailing Address. We will decrease the ROPDB Plus death benefit by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made. In all states except California, we will reset the ROPDB Plus to the Accumulation Value on the Valuation Date that a change in Owner, or in the event of a non-natural Owner, a change in the Annuitant, is effective, even if the Accumulation Value is lower than the ROPDB Plus death benefit on that Valuation Date. On each Contract Anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account on the day immediately prior to the Contract Anniversary.

On each Contract Anniversary, the ROPDB Plus death benefit will be increased by the amount in the ROPDB Plus Interest Account. Amounts will be transferred from the ROPDB Plus Interest Account on the day prior to the Contract Anniversary so that on the Contract Anniversary the amount in the ROPDB Plus Interest Account will be zero.

On each calendar day, we will increase the ROPDB Plus Interest Account by an amount equal to the ROPDB Plus Daily Factor multiplied by the ROPDB Plus Basis. The ROPDB Daily Plus Factor is based upon a simple interest rate of 3% divided by 365 (a daily factor equalling 0.00008219) . In addition, we will decrease the ROPDB Interest Account by the Adjusted Withdrawal Amount on the Valuation Date that a withdrawal is made, but not to an amount less than zero.

Under the ROPDB Plus death benefit, the Adjusted Withdrawal Amount is equal to the dollar amount of the withdrawal from the ROPDB Plus Interest Account. However, if the dollar amount of the withdrawal is in excess of the dollar amount in the ROPDB Plus Interest Account, the Adjusted Withdrawal Amount is increased by the greater of the following:

•	The dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account; or

ROPDB Plus Basis

The ROPDB Plus Basis, as of the issue date, is equal to the initial premium paid under the Basic Contract. The ROPDB Plus Basis will increase by the amount of any subsequent premiums paid under the Basic Contract. Any withdrawal in excess of the ROPDB Plus Interest Account will cause the ROPDB Plus Basis to reset to the lesser of:

•	The Accumulation Value immediately after the withdrawal; or

•	The total premiums paid under the Basic Contract less the total amount of withdrawals.

On each Contract Anniversary, the ROPDB Plus Basis will be reset to the Accumulation Value in effect on that Contract Anniversary.

OTHER CONTRACT FEATURES	PROSPECTUS	55

•

The ROPDB Plus death benefit immediately before the withdrawal multiplied by (a) divided by (b) where (a) is the dollar amount of the withdrawal in excess of the dollar amount in the ROPDB Plus Interest Account and (b) is the Accumulation Value immediately prior to the withdrawal reduced by the dollar amount withdrawn from the ROPDB Plus Interest Account.

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options.

This rider can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 61.

Termination

This rider terminates on the earliest of the following:

•	the date a death benefit is paid under a death benefit rider or under the Basic Contract upon proof of death in Good Order; or

•	the date the Accumulation Value under the Basic Contract equals zero; or

•	the Basic Contract’s Annuity Commencement Date.

Other than as set forth above, you may not terminate this rider. You may not request to reinstate this rider once it terminates.

The return of premium death benefit rider is available only in states where it has been approved and where we are continuing to offer it. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for more information about the availability of this enhanced death benefit rider under your contract.

Combination of Return of Premium Plus Death Benefit Rider and Highest Anniversary Value Death Benefit Rider.

This combination of riders provides for payment of a death benefit that is the higher of the death benefit payable under the ROPDB Plus death benefit rider and the death benefit payable under the HAVDB death benefit rider. You may choose both the highest anniversary value death benefit rider and the return of premium plus death benefit rider. If you choose this combination, then we will assess one combined daily charge at an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options.

This combination of riders can only be selected at contract issue. For contracts issued in conjunction with applications signed on or after May 1, 2017, all Owners and, for contracts with non-natural Owners, Annuitants must be under age 61.

56	PROSPECTUS	OTHER CONTRACT FEATURES

DEFERRED INCOME ANNUITY PAYOUT OPTION RIDER (also referred to as SecureFuture income rider)

When you buy your contract, you can elect for no additional charge a deferred income annuity payout option (DIA) rider if Owner/Annuitant is age 80 or under for a non-qualified contract or Owner/Annuitant is age 65 or under for a qualified contract. Even though there is no charge for this rider it must be elected at the time of application. This rider allows you to transfer all or a portion of your Accumulation Value to it in order to create a stream of regularly scheduled payments (DIA payments) that begin on the DIA commencement date. You may not transfer any Accumulation Value to the DIA rider until the second Contract Anniversary.

This rider may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) for information about the availability of any of the rider under your contract.

The DIA rider is designed to provide you with a long term strategy for creating a future stream of income Annuity Payments guaranteed to last for your lifetime or for a set period of time you choose. The DIA rider allows you to build your stream of Annuity Payments over time to be paid in the future rather than requiring one single premium at annuitization to create payments beginning immediately. The Basic Contract provides the potential to benefit from possible market gains by allocating net premium to an array of Variable Investment Options, which gains can be transferred to the DIA rider to increase your future stream of Annuity Payments. You bear the risk of investment losses in the Variable Investment Options. DIA transfers are maintained in GIAC’s general account. Contract guarantees, including payments under the DIA rider, are guaranteed solely by the claims-paying ability and strength of GIAC.

Ultimately, payments under the rider are subject to the claims paying ability of GIAC. While GIAC guarantees future income payments based on amounts transferred to the DIA rider and a variety of other factors, as described in this prospectus, we do not guarantee that the amounts transferred to the rider will be sufficient to provide you with a secure retirement. The level of payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial advisor, can make. As a result, we strongly recommend that you consult with your financial advisor when determining the amount and timing of transfers to the DIA rider.

DIA Commencement Date – This is the date you chose for DIA payments to begin. The DIA commencement date is elected at the time of the initial DIA transfer request and cannot be subsequently changed unless the Changing the DIA Commencement Date provision is exercised. The DIA commencement date must be more than 24 months from the date of the initial DIA transfer. The latest DIA commencement date is the earlier of: (1) 40 years from the date of the initial DIA transfer; or (2) the Annuitant’s age 85 (age 70 1/2 if the Basic Contract is subject to required minimum distribution rules established under the Internal Revenue Code).

OTHER CONTRACT FEATURES	PROSPECTUS	57

DIA Transfers

We require a minimum initial DIA transfer amount of $5,000 and thereafter, the minimum additional transfer amount is $1,000. However, if you purchase a contract through an employer payroll deduction plan or you set up an automated DIA transfer plan, we may accept purchase payments below $1,000. Total DIA transfers made in the contract year in which the initial DIA transfer is made may not exceed the lesser of $100,000 or the aggregate amount of DIA transfers made in the contract year in which the initial DIA transfer was made. We will not accept DIA transfers beginning 12 months prior to the DIA commencement date. The aggregate dollar amount of DIA transfers may not exceed $1,000,000. Only 15 DIA transfers may be made annually, but these cannot exceed 5 per quarter or 3 per month. These limits may be exceeded only with our consent.

You may only make DIA transfers for a non-qualified contract if Owner/Annuitant is age 83 or younger; for a qualified contract if Owner/Annuitant is age 68 or younger; and if choosing a life only DIA Payout option if Owner/Annuitant is age 70 or younger.

We will not accept any DIA transfer requests if the Annuitant is not living on the date that we receive the request. We reserve the right not to accept DIA transfer requests that would result in a violation of any applicable required minimum distribution rules described in the Internal Revenue Code.

Each DIA transfer that you make will increase the amount of your future DIA payments. The increase in your future DIA payments will be equal to the amount offered by the Company at the time of the DIA transfer for the amount transferred. This amount, the DIA payment amount, will be based on various factors, including:

•	the age of the Annuitant at the time the DIA transfer request is received at our Mailing Address in Good Order;

•	the DIA commencement date;

•	the DIA payout option chosen;

•	for non-qualified contracts, the sex of the Annuitant; and

•	the current interest rate environment.

It is possible that the DIA payment amount you will receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

After making a DIA transfer you will receive a confirmation of the current DIA transfer, the DIA payment amount for the current DIA transfer, and the cumulative DIA payment for all DIA transfers to date.

You may request to cancel the DIA transfer. Notice of such request must be received at our Mailing Address in Good Order no later than the 10th day

58	PROSPECTUS	OTHER CONTRACT FEATURES

after your receipt of the confirmation for the transaction. If a DIA transfer is cancelled, we will allocate the amount of the DIA transfer back to the allocation options of the Basic Contract in the same proportion as the current Accumulation Value. If there is no Accumulation Value at the time of the cancellation, we will allocate the amount of the DIA transfer back to the allocation options in the same proportion as the Accumulation Value immediately prior to the last DIA transfer. Any death benefit provided by the Basic Contract or any other death benefit rider that may be attached to the Basic Contract will be reestablished as if the DIA transfer had not occurred. If you have cancelled a DIA transfer you may not make another DIA transfer for 90 days from the date that the DIA transfer was cancelled. Although DIA transfers can be cancelled, as set forth above, the DIA rider cannot be cancelled.

After the initial DIA transfer, you may not change the Annuitant(s), DIA commencement date (unless the Changing the DIA Commencement Date provision is exercised), or the DIA payout option. Once a DIA transfer has been made and the cancellation period has expired, the amounts transferred cannot be withdrawn from the DIA rider. You will not have access to this money except through the future stream of fixed income payments created by your transfers to the rider.

Effect of DIA Transfers on Basic Contract

All DIA transfers will be treated as withdrawals under the Basic Contract.

DIA transfers will be treated as withdrawals under the Basic Contract. Neither federal nor state income taxes are withheld; however, DIA transfers are subject to applicable premium taxes. DIA transfers will also impact the allocation of cost basis between the Accumulation Value of the Basic Contract and the future stream of income payments under the applicable DIA payout option. Please see “Other Contract Features: Deferred Income Annuity Rider.” Please refer to the example on page 57 which demonstrates the effect of a hypothetical DIA transfer on the allocation of cost basis.

DIA Payment Options

You may elect to receive DIA payments based on one of the following options.

Life Annuity without Guaranteed Period

We will make DIA payments during the lifetime of the Annuitant. We do not guarantee a minimum number of DIA payments under this option. You may elect to have no death benefit paid prior to the DIA commencement date under this option. If no death benefit is elected, this rider ends with no benefits payable upon the death of the Annuitant prior to the DIA commencement date.

Life Annuity with Guaranteed Period

We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed for the number of full years chosen in the initial DIA transfer request. The guaranteed period cannot be less than 5 years or more than the lesser of 30 years or 100 minus the annuitant’s age on the DIA

OTHER CONTRACT FEATURES	PROSPECTUS	59

Interest Rate Change Index: Currently the Interest Rate Change Index used is the Composite Yield on Seasoned Corporate Bonds, as published by Moody’s Investors Service, Inc. using the rate in effect 3 business days prior to the date of the initial request for the change to the DIA Commencement Date. If the Interest Rate Change Index is discontinued by Moody’s, we may substitute a comparable index subject to any regulatory approval that may be required. We will notify you or any assignee of record before a substitute index is used.

commencement date. For qualified contracts, the guaranteed period cannot exceed the Annuitant’s life expectancy as determined under the Internal Revenue Code. If the Annuitant dies before the end of the guaranteed period, we will pay the balance of the payments for the remainder of that period to the Owner, unless the Owner elects to be paid the present value of the current dollar amount of the then remaining guaranteed DIA payments for that period in a lump sum.

Life Annuity with Refund Certain

We will make DIA payments during the lifetime of the Annuitant. Payments are guaranteed until the amount of the accumulated DIA payments equals the total DIA transfers. If the Annuitant dies before the date the total DIA payments equals the total amount of DIA transfers, we will pay the balance of the payments in a lump sum unless the Owner elects to continue to receive the remaining DIA payments.

Payment Acceleration Feature

For DIA payment options other than Life Annuity without Guaranteed Period and when the Basic Contract is not subject to required minimum distribution rules established under the Internal Revenue Service, an Owner may elect to accelerate five monthly DIA payments in one lump sum subject to the following conditions:

•	the DIA rider is in effect and payments thereunder have begun;

•	the request is made after the DIA commencement date;

•	The Owner is at least age 59 1/2; and

•	the frequency of DIA payments is monthly.

•	there are at least six months of payments remaining in any guaranteed or refund certain period.

The accelerated DIA payment will be paid on the next scheduled DIA payment date following receipt of the request for acceleration at our Mailing Address in Good Order. The payment on that date will consist of the accelerated DIA payment plus the regularly scheduled DIA payment.

We will stop scheduled DIA payments after the payment of the accelerated DIA payment is made. Scheduled DIA payments will resume on the DIA payment date next following the last accelerated DIA payment. You may accelerate payments only once.

Changing the DIA Commencement Date

Unless the DIA payment option is Life without Guaranteed Period, you may be able to change the DIA commencement date. You may request to change the DIA commencement date to a new date that is no more than 5 years prior to or 5 years after

60	PROSPECTUS	OTHER CONTRACT FEATURES

the DIA commencement date elected at the time of the initial DIA transfer. The new DIA commencement date must also meet the requirements described in the definition of DIA commencement date (shown above) and cannot be within 60 days of the last DIA transfer or within 12 months of the date of the initial DIA transfer. The written request for such a change must be received at our Mailing Address in Good Order no later than 14 days prior to the new DIA commencement date.

If the change is to a DIA commencement date that is earlier than the current DIA commencement date, no further changes can be made to that date. If the change is to a DIA commencement date that is later than the current DIA commencement date you may change the date one additional time. For that subsequent change, the new DIA commencement date must be no earlier than the DIA commencement date established at the time of the initial DIA transfer and no later than the then current DIA commencement date.

When you change the DIA commencement date, your DIA payment will be adjusted on an actuarially equivalent basis. The DIA payment will be determined based on the Annuity Mortality Table and Interest Rate Change Index. The Interest Rate Change Index will be adjusted by the DIA commencement date Change Factor, currently 1.50%. If the DIA commencement date is changed to a date earlier than the then current DIA commencement date, we will increase the Interest Rate Change Index by the amount of the DIA commencement date Change Factor. If the DIA commencement date is changed to a date later than the then current DIA commencement date, we will decrease the Interest Rate Change Index by the DIA commencement date Change Factor but not to a percentage that is less than zero.

The Change Factor is fixed under the terms of the contract at 1.50%. The Change Factor is a value used to account for the risk that the liabilities, or the underlying asset portfolio that supports the liabilities, do not move in tandem with the Interest Rate Change Index.

Effect of Death of Owner or Annuitant on DIA rider

Notwithstanding any provision of this rider to the contrary, all payments of benefits will satisfy the requirements of section 72(s) of the Code, as amended from time to time, for non-qualified contracts or section 401(a)(9) of the Code, as amended from time to time, for qualified contracts.

Death before the DIA Commencement Date

If the Contract Owner (or Annuitant, if the Owner is a trust or other non-natural person or, in California, the Death Benefit Covered Person), dies prior to the DIA commencement date, any amounts transferred to the DIA rider prior to the Owner’s death will be added to the death benefit payable under the Basic Contract and the DIA rider will terminate. If the Annuitant named under the DIA rider, who is not also the Owner or, in California, the Death Benefit Covered Person, dies prior to the DIA commencement date, no death benefit is payable under the Basic Contract, any amounts transferred to the DIA rider

DIA death benefit prior to DIA commencement date: 100% of total amount of DIA transfers unless you elect the no death benefit option under the life annuity without guaranteed period. In that case the death benefit is zero.

OTHER CONTRACT FEATURES	PROSPECTUS	61

will be added to the Accumulation Value of the contract and the DIA rider will terminate.

Notwithstanding the above, if a death benefit is paid under this rider prior to the DIA commencement date and the Accumulation Value of the Basic Contract is zero, the death benefit will be paid to any Beneficiaries in a lump sum.

Death after the DIA Commencement Date

If the Annuitant dies on or after the DIA commencement date, DIA payments will stop unless such death occurs before the end of any guaranteed or refund certain period. In that case, DIA payments will continue as described in the applicable DIA payout option provision.

If an Owner dies on or after the DIA commencement date, any remaining DIA payments will be distributed over a period of time not longer than the period of the applicable DIA payout option provision in effect on the date of death.

DIA Payments

On the DIA commencement date, if a DIA death benefit would not otherwise be payable, we will begin to make DIA payments under the DIA payment option selected at the time of the initial DIA transfer. The amount of the DIA payment is equal to the total DIA Payments purchased through all DIA transfers. You may elect the frequency of payments to be monthly, quarterly, semi-annually or annually. You may change the frequency of DIA payments if we receive a written request in Good Order at our Mailing Address at least 60 days prior to the DIA commencement date. The frequency of DIA payments may not be changed on or after the DIA commencement date.

DIA Payee

We will make DIA payments to the DIA payee(s). Unless a DIA payee other than the Owner is elected by the Owner at the time of the initial DIA transfer, the Owner is the sole DIA payee. The Owner, subject to our approval and in accordance with the provisions of the rider, may elect to name a new DIA payee. If a new DIA payee is named, we will begin making payments to the new DIA payee once we receive written notification at our Mailing Address in Good Order of the new DIA payee. Any change of DIA payee is effective on the date the notice of change is signed. However, this change will not apply to any payments made or actions taken by us on or before the Valuation Date we receive notice of the change at our Mailing Address in Good Order. In addition, the DIA payee may change if there is a change of Owner; or a DIA payee dies.

In either case, unless otherwise elected by the Owner in a written notice received at our Mailing Address in Good Order, the Owner becomes the new DIA payee.

Inactive Contracts

If the Accumulation Value of the Basic Contract is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity

62	PROSPECTUS	OTHER CONTRACT FEATURES

but the DIA payout option has been funded and the rider is in force, the contract is not terminated. The DIA rider remains in effect and payments will begin on the DIA commencement date in accordance with the DIA payout option chosen by the Contract Owner. If the Accumulation Value is paid out to the Contract Owner because the contract is surrendered or cancelled due to inactivity and the DIA payout option has not been funded and the rider is not in force, the contract is terminated.

Premium Tax

We may deduct any premium taxes from DIA transfers. If we do so, the amount of that tax will be deducted from the DIA transfer at the time the transfer is made and prior to determining the DIA transfer purchase amount applicable to that transfer. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

OTHER CONTRACT FEATURES	PROSPECTUS	63

FINANCIAL INFORMATION

The Accumulation

Value of your contract

To determine the Accumulation Value of your contract, we multiply the number of Accumulation Units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable Accumulation Units. To calculate the number of Accumulation Units you buy with each payment, we divide the amount you invest in a variable investment option by the value of units in that variable investment option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your Accumulation Value in the Variable Investment Options, we multiply the number of Accumulation Units in each variable investment option by the current unit value for that option. The current unit value for each variable investment option is determined by multiplying the unit value for the applicable variable investment option for the prior Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•	Finally we add up the daily charges (contract charges and the enhanced death benefit rider(s) where applicable) and subtract them from the above total.

64	PROSPECTUS	FINANCIAL INFORMATION

CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Contract charges

We will deduct daily a portion of the assets allocated to Variable Investment Options for administrative expenses and mortality expense risks. This results in a total annual charge of 0.40%.

Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

We are compensated for processing and administrative expenses incurred in connection with the contract and the Separate Account.

In addition, the following charges may apply:

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.35% of your Accumulation Value in the Variable Investment Options.

Return of premium death benefit basic rider expense

If you choose the return of premium death benefit basic rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

Return of premium death benefit plus rider expense

If you choose the return of premium plus death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.45% of your Accumulation Value in the Variable Investment Options.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	contract charges

and the following charges may apply:

•	highest anniversary value death benefit rider charge

•	return of premium death benefit basic rider charge

•	return of premium death benefit plus rider charge

•	combination of return of premium death benefit plus and highest anniversary value death benefit rider charge

•	withdrawal charge

•	premium taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	65

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Combination of highest anniversary value death benefit rider and return of premium plus death benefit rider charge

If you choose this combination of riders and it is in effect, then you will pay a daily charge based on an annual rate of 0.50% of your Accumulation Value in the Variable Investment Options.

Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when your Accumulation Value is applied under a payout option. These taxes currently range from 0.50% up to 3.5% of the premium payments made. This provision may vary depending on the state in which your contract is issued. You should refer to your contract for further details.

In jurisdictions where the premium tax is incurred when a premium payment is made, we will pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, on your death, or when your Accumulation Value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution. If an Owner transfers a contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between the cash surrender value and the investment in the contract at the time of the transfer.

66	PROSPECTUS	FINANCIAL INFORMATION

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income unless one of several exceptions applies. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax. The Owner generally will be responsible for taxes owed on taxable distributions from the contract, but different results could apply in some cases if the Owner names someone other than the Owner as the payee under the contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the Owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following summary generally applies to contracts owned by natural persons.

Withdrawals before the Annuity Commencement Date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. In addition, if the Basic Contract is issued with a deferred income annuity (DIA) payout option rider, amounts allocated under the Basic Contract to the DIA payout option rider are not part of the Basic Contract’s cash value for purposes of determining the taxable amount of any withdrawal from the Basic Contract prior to the DIA Commencement Date. When an allocation is made to the DIA payout option rider the partial annuitization rules will apply and a pro rata portion of the investment in the contract with respect to the Basic Contract will be apportioned between the Basic Contract and the DIA payout option rider. You should consult a tax adviser about the consequences of withdrawals from a contract with a DIA payout option rider.

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	67

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an Owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer or the joint lives (or life expectancies) of the taxpayer and a Beneficiary.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income. In addition, the Internal Revenue Code provides special rules for a partial annuitization, where Annuity Payments are received for life or at least 10 years under part of an annuity contract while the rest of the contract remains in a deferred status. If your contract was issued with a DIA payout option rider and an allocation was made to the DIA payout option rider, the partial annuitization rules will apply at the time of each allocation and a portion of the investment in the contract with respect to the Basic Contract will be apportioned between the Basic Contract and the DIA payout option rider. You should consult your tax advisor about the treatment of any DIA payments.

68	PROSPECTUS	FINANCIAL INFORMATION

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are generally taxed in the same way as Annuity Payments.

If the contract was issued with a DIA payout option rider, there are some circumstances in which the death of the Annuitant would cause a death benefit under the rider to be credited to the cash value of the Basic Contract even though no death benefit is payable under the Basic Contract. GIAC currently intends to treat this as a non-event for tax purposes, but there is some uncertainty whether the amount credited from the rider to the Basic Contract would be currently taxable. You should consult your tax adviser.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the Owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new Owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Treatment of certain charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract Owner’s income when a taxable withdrawal occurs.

FINANCIAL INFORMATION	PROSPECTUS	69

Assigning contract interests

If the contract is a qualified contract, the contract Owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Federal tax matters for more information.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts and Annuities (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income and other factors.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another arrangement from which the tax law allows such rollovers or transfers to be made. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed if they meet certain requirements. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

70	PROSPECTUS	FINANCIAL INFORMATION

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an Owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified birth or adoption distribution up to $5,000 per birth or adoption

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under any option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The death benefit could be viewed as

FINANCIAL INFORMATION	PROSPECTUS	71

an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. In addition, if your qualified contract was issued with a DIA payout option rider, there is some uncertainty regarding how the minimum distribution rules apply after the DIA commencement date. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to an eligible retirement plan as defined in the Internal Revenue Code; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate and generation-skipping transfer taxes

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.

72	PROSPECTUS	FINANCIAL INFORMATION

Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” (GST) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your Beneficiaries under all possible scenarios.

Medicare tax

Distributions from non-qualified annuity policies will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, if the payee is a foreign financial institution or a non-financial foreign entity within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act, distributions to the payee could be subject to 30% withholding irrespective of the status of any beneficial Owner or the existence of a treaty. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the

FINANCIAL INFORMATION	PROSPECTUS	73

application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

Possible tax law changes

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective Contract Owners. We may also provide an existing or prospective Contract Owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of investment divisions. Yields are expressed as a percentage of the value of an

74	PROSPECTUS	FINANCIAL INFORMATION

Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in its respective annual report, which may be obtained free of charge by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

FINANCIAL INFORMATION	PROSPECTUS	75

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.GuardianLife.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, with the exception of the electronic document delivery program, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request at our Mailing Address. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

76	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the Owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other Contract Owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of Contract Owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The Owner of the contract has voting rights. Voting rights diminish with the reduction of your Accumulation Value.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10 to 30 day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in Good Order at our Mailing Address. You can forward these documents to GIAC’s Mailing Address or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•	the difference between the gross premiums you paid (including contract charges, premium taxes and other charges) and the amounts we allocated to the Variable Investment Options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the Accumulation Value of your contract instead.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

The principal underwriter of the contract is PAS, located at 10 Hudson Yards, New York, New York 10001.

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	77

GIAC does not pay commissions to these individuals or broker-dealer firms for the sale of contracts.

However, your registered representative or the broker-dealer for whom he or she works, may charge you an investment advisory fee under an agreement you have with them. Your registered representative or the broker-dealer for whom he or she works, determines the amount of the fee that will be charged. There may be tax and Contract implications, including adverse effects on Contract benefits, if you elect to have such fees withdrawn directly from your Contract. Broker-dealers providing such advisory services are acting solely on your behalf. Neither GIAC nor PAS offer advice on how to allocate your Contract Value and we are not responsible for any advice you receive from your registered representative or the broker-dealer for whom he or she works. Neither GIAC nor PAS endorses any registered representative or the broker-dealer as investment advisors nor makes any representations as to their qualifications.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provision, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to Contract Owners or the Separate Account to cover commissions or other forms of compensation described above.

78	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period

The period between the issue date of the contract and the Annuity Commencement Date.

Accumulation Unit

A unit of measure used to determine the value of a contract Owner’s interest in each variable investment option under the contract before Annuity Payments begin.

Accumulation Value

The sum of the values attributable to the variable investment options.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the Annuity Commencement Date, benefits under the contract are paid.

Annuity Commencement Date

The date on which annuity payments under the Basic Contract begin.

Annuity Payments

Periodic payments made by GIAC to the contract owner at monthly or other periodic intervals after the Annuity Commencement Date.

Basic Contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner or on the death of the annuitant if there is a non-natural Owner.

Contract Anniversary

The annual anniversary measured from the issue date of the contract.

Contingent Annuitant

A contingent annuitant is the person you name at issue to become the annuitant if the annuitant dies before the annuity commencement date. The Owner’s right to name a contingent annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A contingent annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent Beneficiary

The person(s) designated to receive any benefits under a contract upon an Owner’s death should there be no surviving owner and all primary beneficiaries predecease such owner.

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Death Benefit Covered Person (California only)

The person shown on the contract data pages on whom a death benefit is payable under the contract in the event of that person’s death prior to the annuity commencement date. This person cannot be changed except in accordance with the spousal continuation provision.

Due Proof of Death in Good Order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit for at least one Beneficiary.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a valuation date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s accumulation unit values.

Mailing Address

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

Monthly Contract Anniversary

The same date of each calendar month as the issue date of the basic contract, or the last day of a calendar month, if earlier.

Net Premium(s)

A premium paid by the owner to us in accordance with the provisions of the contract, less premium taxes that we may deduct from a premium, if any.

Owner (Contract Owner)

You (or your); the person(s) or entity designated as the owner in the contract.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	79

SPECIAL TERMS USED IN THIS PROSPECTUS

Valuation Date

A date on which accumulation unit values are determined. Accumulation unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation Period

The period between two successive valuation dates.

Variable Investment Options

The investment divisions of Separate Account R that are available for allocations of Net Premiums and Accumulation Values.

80	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

Business Continuity Risk

Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

OTHER INFORMATION	PROSPECTUS	81

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

82	PROSPECTUS	OTHER INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2020

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “Guardian Investor ProStrategies Variable AnnuitySM” (I Share)) dated May 1, 2020.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P.O. Box 981592

El Paso, TX 79998-1592

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342)

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

PROSTRATSAI

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

GIAC issues variable annuity contracts and variable life insurance policies through several separate accounts all of which are registered as unit investment trusts under the 1940 Act (“Separate Accounts”). Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Accounts. Effective December 31, 2019, Park Avenue Securities LLC (PAS) became a wholly owned subsidiary of The Guardian Life Insurance Company of America, and for the period from March 31, 2015 to December 30, 2019, a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Accounts pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the Separate Accounts totaling $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the Separate Accounts totaling $73,917,420 in 2015, $73,044,799 in 2016, $52,187,526 in 2017, and $48,404,215 in 2018 and $45,454,224 in 2019.

ANNUITY PAYMENTS

The objective of the contract is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the contract charges, and if applicable, any optional death benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a variable investment option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.

Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the contract Owner’s account is determined by multiplying the Accumulation Unit value on the Valuation Period ten (10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

B-2

DIA TRANSFERS

A.	At the time you submit a transfer request we will inform you of the following:

1.	That amounts used to purchase deferred income payments are not liquid.

2.	That payments made pursuant to the DIA rider are subject to the credit risk of the insurance company.

3.	The DIA payment amount that you receive from the Company may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a DIA transfer, you should consider, in consultation with your financial adviser, payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.

4.	The DIA payment amount is based on various factors disclosed in your prospectus. The confirmation we send you will provide you with the DIA payment amount for the amount you have transferred.

B.	Upon completion of the transfer you will receive a confirmation which will inform you of the following:

1.	The amount of the DIA payment purchased.

2.	The lack of liquidity of amounts transferred to the DIA rider.

3.	A notice that the Contract Owner has the ability to consider other products and cancel within a specific period of time.

4.	Any compensation paid to the broker/dealer or any other person as a result of a DIA transfer.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the Owner of a contract should not be treated as the Owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the Annuity Commencement Date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

B-3

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages under state law will be recognized for federal law purposes. Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferral vehicle. Please consult with a tax advisor with questions regarding your tax situation.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’ portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period.

The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not

B-4

change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2019 and 2018 and for each of the two years in the period ended December 31, 2019, and the financial statements of Separate Account R of GIAC as of December 31, 2019 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	32,413,262	11,451,249
Net asset value per share (NAV)	10.78	15.85

Total Assets ( Shares x NAV)	$349,414,964	$181,502,305

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	127,558	79,412

Net Assets	$349,287,406	$181,422,893

Net Assets: Total
Contract Value in accumulation period	$349,126,542	$181,298,760
Contracts in Payout (annuitization) period	160,864	124,133

Net Assets	$349,287,406	$181,422,893

Total Units Outstanding	33,878,997	13,254,742

Unit Value (Accumulation, Lowest to Highest)	$10.03 to $10.68	$12.03 to $13.98

Cost of Shares in Underlying Fund	$323,039,245	$144,328,787

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	5,204,963	2,413,111

Net investment income/(expense)	(5,204,963)	(2,413,111)

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,113,825	3,900,176
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	3,113,825	3,900,176
Net change in unrealized appreciation/(depreciation) of investments	25,622,210	44,272,314

Net realized and unrealized gain/(loss) from investments	28,736,035	48,172,490

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$23,531,072	$45,759,379

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-6

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

12,593,304	828,389	10,832,066	18,189,276	29,628,745	15,086,648	20,823,099
14.64	14.31	13.53	12.15	17.47	14.13	16.50

$184,365,971	$11,854,243	$146,557,856	$220,999,706	$517,614,176	$213,174,338	$343,581,129

79,632	8,910	66,900	81,669	181,186	88,788	126,136

$184,286,339	$11,845,333	$146,490,956	$220,918,037	$517,432,990	$213,085,550	$343,454,993

$184,215,056	$11,845,333	$146,461,154	$220,907,878	$516,634,343	$213,065,582	$343,357,602
71,283	—	29,802	10,159	798,647	19,968	97,391

$184,286,339	$11,845,333	$146,490,956	$220,918,037	$517,432,990	$213,085,550	$343,454,993

14,472,174	867,635	12,391,558	21,411,870	36,764,622	15,858,018	25,103,305

$13.04 to $13.62	$12.90 to $13.49	$12.44 to $12.59	$10.14 to $11.72	$12.78 to $15.84	$10.77 to $12.50	$12.18 to $14.86

$157,676,740	$8,858,352	$132,798,234	$210,121,804	$454,163,076	$188,835,930	$282,383,542

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$—	$—	$—	$—	$—	$—

2,612,974	159,594	2,080,347	3,169,276	2,554,951	3,026,253	3,771,472

(2,612,974)	(159,594)	(2,080,347)	(3,169,276)	(2,554,951)	(3,026,253)	(3,771,472)

2,159,466	248,778	(501,167)	(940,988)	6,191,192	1,334,565	7,471,313
—	—	—	—	—	—	—

2,159,466	248,778	(501,167)	(940,988)	6,191,192	1,334,565	7,471,313
35,744,667	2,379,507	40,275,882	43,527,762	64,042,295	41,117,059	65,308,837

37,904,133	2,628,285	39,774,715	42,586,774	70,233,487	42,451,624	72,780,150

$35,291,159	$2,468,691	$37,694,368	$39,417,498	$67,678,536	$39,425,371	$69,008,678

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP
	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	16,820,628	7,485,932
Net asset value per share (NAV)	13.93	16.71

Total Assets ( Shares x NAV)	$234,311,352	$125,089,919

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	94,783	51,875

Net Assets	$234,216,569	$125,038,044

Net Assets: Total
Contract Value in accumulation period	$234,166,081	$125,025,700
Contracts in Payout (annuitization) period	50,488	12,344

Net Assets	$234,216,569	$125,038,044

Total Units Outstanding	18,066,890	7,860,080

Unit Value (Accumulation, Lowest to Highest)	$12.39 to $12.96	$15.23 to $15.55

Cost of Shares in Underlying Fund	$193,314,968	$97,793,969

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	3,344,559	1,830,716

Net investment income/(expense)	(3,344,559)	(1,830,716)

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,961,289	3,263,014
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	2,961,289	3,263,014
Net change in unrealized appreciation/(depreciation) of investments	64,949,361	34,138,364

Net realized and unrealized gain/(loss) from investments	67,910,650	37,401,378

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$64,566,091	$35,570,662

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-8

Investment Options
Guardian U.S. Government Securities VIP	Guardian Total Return Bond VIP	Guardian Global Utilities VIP	Guardian Multi-Sector Bond VIP	Guardian Small Cap Core VIP	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series
12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

26,852,932	33,627,628	8,309,512	30,895,943	27,895,381	6,943,532	1,665,052
10.00	10.03	10.27	10.03	11.13	48.27	19.35

$268,529,323	$337,285,108	$85,338,688	$309,886,311	$310,475,594	$335,164,266	$32,218,758

102,259	115,567	46,565	107,997	107,750	121,862	35,765

$268,427,064	$337,169,541	$85,292,123	$309,778,314	$310,367,844	$335,042,404	$32,182,993

$268,275,329	$337,151,636	$85,271,657	$309,760,798	$310,329,452	$334,760,340	$32,047,720
151,735	17,905	20,466	17,516	38,392	282,064	135,273

$268,427,064	$337,169,541	$85,292,123	$309,778,314	$310,367,844	$335,042,404	$32,182,993

26,910,349	33,716,889	8,328,652	30,978,725	27,968,146	10,213,268	1,073,715

$9.95 to $9.97	$9.98 to $10.00	$10.22 to $10.24	$9.98 to $10.00	$11.08 to $11.10	$26.68 to $33.72	$23.60 to $41.40

$268,540,407	$336,292,208	$83,094,365	$308,983,395	$278,954,151	$314,097,762	$24,769,884

Investment Options
Guardian U.S. Government Securities VIP	Guardian Total Return Bond VIP	Guardian Global Utilities VIP	Guardian Multi-Sector Bond VIP	Guardian Small Cap Core VIP	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series
10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$—	$—	$—	$—	$3,313,608	$608,991

794,259	985,567	249,566	914,998	894,750	4,864,415	638,814

(794,259)	(985,567)	(249,566)	(914,998)	(894,750)	(1,550,807)	(29,823)

(3,822)	9,680	(8,055)	10,007	468,522	21,999,418	13,599,783
—	—	—	—	—	48,200,192	3,543,515

(3,822)	9,680	(8,055)	10,007	468,522	70,199,610	17,143,298
(11,085)	992,900	2,244,323	902,916	31,521,443	16,858,938	(5,239,912)

(14,907)	1,002,580	2,236,268	912,923	31,989,965	87,058,548	11,903,386

$(809,166)	$17,013	$1,986,702	$(2,075)	$31,095,215	$85,507,741	$11,873,563

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series
	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	1,409,678	23,322,575
Net asset value per share (NAV)	7.36	10.45

Total Assets ( Shares x NAV)	$10,375,234	$243,720,908

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	31,093	95,811

Net Assets	$10,344,141	$243,625,097

Net Assets: Total
Contract Value in accumulation period	$10,331,113	$243,605,101
Contracts in Payout (annuitization) period	13,028	19,996

Net Assets	$10,344,141	$243,625,097

Total Units Outstanding	500,049	22,978,274

Unit Value (Accumulation, Lowest to Highest)	$15.76 to $23.17	$9.53 to $11.15

Cost of Shares in Underlying Fund	$9,826,729	$241,210,896

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$743,690	$4,793,429
Expenses:
Mortality expense risk and administrative charges	165,260	3,618,442

Net investment income/(expense)	578,430	1,174,987

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(49,401)	237,798
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	(49,401)	237,798
Net change in unrealized appreciation/(depreciation) of investments	896,244	4,337,339

Net realized and unrealized gain/(loss) from investments	846,843	4,575,137

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,425,273	$5,750,124

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-10

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust
12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

1,025,910	1,734,819	694,579	33,916,885	252,820	33,177	202,661
16.76	17.48	15.71	12.51	17.95	33.07	21.47

$17,194,243	$30,324,630	$10,911,837	$424,300,229	$4,538,115	$1,097,153	$4,351,126

33,247	34,969	31,098	144,294	7,095	6,201	17,529

$17,160,996	$30,289,661	$10,880,739	$424,155,935	$4,531,020	$1,090,952	$4,333,597

$17,109,467	$30,128,564	$10,860,662	$423,721,122	$4,530,840	$1,090,607	$4,331,699
51,529	161,097	20,077	434,813	180	345	1,898

$17,160,996	$30,289,661	$10,880,739	$424,155,935	$4,531,020	$1,090,952	$4,333,597

473,316	1,377,587	577,361	32,206,473	172,311	44,290	148,517

$35.86 to $54.59	$17.05 to $26.43	$11.81 to $26.50	$13.53 to $14.25	$24.65 to $26.70	$23.06 to $24.98	$24.14 to $32.09

$16,529,017	$27,764,857	$10,186,292	$417,733,548	$5,179,092	$681,357	$4,167,047

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust
1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$666,752	$112,052	$11,964,581	$15,381	$598	$29,392

284,594	472,014	177,918	6,409,516	76,077	18,025	73,580

(284,594)	194,738	(65,866)	5,555,065	(60,696)	(17,427)	(44,188)

210,915	432,780	(113,476)	(2,004,006)	(275,308)	161,188	4,747
3,583,720	1,803,273	551,514	—	379,702	61,362	424,034

3,794,635	2,236,053	438,038	(2,004,006)	104,394	222,550	428,781
1,822,205	3,573,578	1,692,765	23,243,573	749,265	71,731	661,229

5,616,840	5,809,631	2,130,803	21,239,567	853,659	294,281	1,090,010

$5,332,246	$6,004,369	$2,064,937	$26,794,632	$792,963	$276,854	$1,045,822

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II
	12/31/2019	(1)

Assets:
Shares owned in underlying fund	222,033	—
Net asset value per share (NAV)	10.21	—

Total Assets ( Shares x NAV)	$2,266,953	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,575	—

Net Assets	$2,257,378	$—

Net Assets: Total
Contract Value in accumulation period	$2,257,378	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,257,378	$—

Total Units Outstanding	182,796	—

Unit Value (Accumulation, Lowest to Highest)	$11.93 to $11.94	—

Cost of Shares in Underlying Fund	$2,326,971	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II

	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$89,056	$—
Expenses:
Mortality expense risk and administrative charges	30,112	—

Net investment income/(expense)	58,944	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	34,679	—
Reinvested realized gain distributions	134,787	—

Net realized gain/(loss) on investments	169,466	—
Net change in unrealized appreciation/(depreciation) of investments	218,427	—

Net realized and unrealized gain/(loss) from investments	387,893	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$446,837	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-12

Investment Options
Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II
12/31/2019	12/31/2019	(3)	(1)	(1)	(1)	(3)

83,547	18,083	—	—	—	—	—
5.58	17.78	—	—	—	—	—

$466,195	$321,513	$—	$—	$—	$—	$—

5,848	11,587	—	—	—	—	—

$460,347	$309,926	$—	$—	$—	$—	$—

$453,776	$303,812	$—	$—	$—	$—	$—
6,571	6,114	—	—	—	—	—

$460,347	$309,926	$—	$—	$—	$—	$—

27,816	11,079	—	—	—	—	—

$15.10 to $16.36	$26.28 to $28.08	—	—	—	—	—

$506,746	$294,151	$—	$—	$—	$—	$—

Investment Options
Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	(1)	(1)	(1)	1/1/2019 to 10/18/2019

$—	$12,529	$39,024	$—	$—	$—	$—

10,149	7,459	22,162	—	—	—	607,992

(10,149)	5,070	16,862	—	—	—	(607,992)

12,212	8,747	(66,745)	—	—	—	(10,023,860)
91,568	429	—	—	—	—	6,763,077

103,780	9,176	(66,745)	—	—	—	(3,260,783)
42,009	59,088	137,035	—	—	—	11,450,735

145,789	68,264	70,290	—	—	—	8,189,952

$135,640	$73,334	$87,152	$—	$—	$—	$7,581,960

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II
	(1)	(1)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets ( Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II
	(1)	(1)

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-14

Investment Options
Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B
(1)	12/31/2019	(1)	12/31/2019	(3)	12/31/2019	(2)

—	667,528	—	6,833,710	—	28,300	—
—	10.73	—	29.76	—	32.19	—

$—	$7,162,578	$—	$203,371,220	$—	$910,993	$—

—	12,363	—	72,545	—	5,904	—

$—	$7,150,215	$—	$203,298,675	$—	$905,089	$—

$—	$7,150,215	$—	$202,706,894	$—	$898,841	$—
—	—	—	591,781	—	6,248	—

$—	$7,150,215	$—	$203,298,675	$—	$905,089	$—

—	564,802	—	14,205,369	—	51,639	—

—	$11.26 to $12.13	—	$13.90 to $14.29	—	$16.31 to $17.66	—

$—	$6,993,583	$—	$193,717,229	$—	$601,103	$—

Investment Options
Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B
(1)	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 4/24/2019

$—	$—	$—	$2,104,590	$—	$1,514	$91,517

—	97,844	—	2,952,402	21,707	15,964	15,710

—	(97,844)	—	(847,812)	(21,707)	(14,450)	75,807

—	(22,868)	—	(573,335)	160,803	111,538	(352,608)
—	—	—	22,122,587	212,824	53,041	256,293

—	(22,868)	—	21,549,252	373,627	164,579	(96,315)
—	1,037,175	—	19,197,484	983	82,979	401,345

—	1,014,307	—	40,746,736	374,610	247,558	305,030

$—	$916,463	$—	$39,898,924	$352,903	$233,108	$380,837

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B
	(1)	12/31/2019

Assets:
Shares owned in underlying fund	—	231,860
Net asset value per share (NAV)	—	13.36

Total Assets ( Shares x NAV)	$—	$3,097,655

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	17,341

Net Assets	$—	$3,080,314

Net Assets: Total
Contract Value in accumulation period	$—	$2,931,067
Contracts in Payout (annuitization) period	—	149,247

Net Assets	$—	$3,080,314

Total Units Outstanding	—	225,640

Unit Value (Accumulation, Lowest to Highest)	—	$12.29 to $13.13

Cost of Shares in Underlying Fund	$—	$2,721,891

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B
	(1)	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$—	$54,098
Expenses:
Mortality expense risk and administrative charges	—	39,417

Net investment income/(expense)	—	14,681

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	12,917
Reinvested realized gain distributions	—	3,423

Net realized gain/(loss) on investments	—	16,340
Net change in unrealized appreciation/(depreciation) of investments	—	347,851

Net realized and unrealized gain/(loss) from investments	—	364,191

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$378,872

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-16

Investment Options
BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2
(3)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

—	213,091	11,129,478	144,401	69,558	7,014,621	26,932
—	14.48	27.22	9.66	15.77	15.55	16.80

$—	$3,085,562	$302,944,389	$1,394,912	$1,096,923	$109,077,351	$452,452

—	23,248	108,690	11,830	10,510	51,929	11,247

$—	$3,062,314	$302,835,699	$1,383,082	$1,086,413	$109,025,422	$441,205

$—	$3,062,314	$302,788,237	$1,383,082	$1,080,067	$109,020,300	$441,050
—	—	47,462	—	6,346	5,122	155

$—	$3,062,314	$302,835,699	$1,383,082	$1,086,413	$109,025,422	$441,205

—	193,796	9,750,496	50,631	43,249	4,429,659	10,390

—	$14.56 to $18.93	$22.36 to $34.10	$24.44 to $28.13	$18.88 to $26.02	$18.01 to $31.55	$32.55 to $44.12

$—	$2,999,284	$316,163,784	$1,452,113	$1,040,748	$115,916,277	$436,304

Investment Options
BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2
1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$38,750	$3,229,327	$24,314	$11,659	$273,780	$—

1,112,146	62,076	4,312,018	20,821	13,249	1,511,359	10,184

(1,112,146)	(23,326)	(1,082,691)	3,493	(1,590)	(1,237,579)	(10,184)

(998,976)	(139,020)	825,341	(111,147)	14,718	(1,354,146)	26,788
1,055,682	131,116	15,809,079	57,068	31,150	8,945,439	92,109

56,706	(7,904)	16,634,420	(54,079)	45,868	7,591,293	118,897
18,809,013	577,240	54,503,184	340,410	82,241	11,379,386	33,959

18,865,719	569,336	71,137,604	286,331	128,109	18,970,679	152,856

$17,753,573	$546,010	$70,054,913	$289,824	$126,519	$17,733,100	$142,672

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund
	(1)	(1)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets ( Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund

	(1)	(1)

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-18

Investment Options
CTIVPSM - AQR Managed Futures Strategy Class 2	Davis Financial	Davis Real Estate	Davis Value	Wells Fargo VT International Equity Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

12/31/2019	12/31/2019	12/31/2019	12/31/2019	(1)	12/31/2019	(3)

6,452	124,491	148,468	3,706,505	—	139,560	—
7.17	13.47	15.69	8.48	—	19.02	—

$46,261	$1,676,890	$2,329,458	$31,431,158	$—	$2,654,432	$—

1,284	16,496	6,336	14,830	—	6,793	—

$44,977	$1,660,394	$2,323,122	$31,416,328	$—	$2,647,639	$—

$44,977	$1,655,749	$2,309,092	$31,215,218	$—	$2,647,106	$—
—	4,645	14,030	201,110	—	533	—

$44,977	$1,660,394	$2,323,122	$31,416,328	$—	$2,647,639	$—

4,960	61,457	108,088	1,379,115	—	111,024	—

$9.02 to $9.17	$25.39 to $40.17	$20.07 to $21.61	$21.07 to $22.69	—	$21.41 to $24.14	—

$48,608	$1,762,955	$1,923,688	$32,348,735	$—	$2,289,847	$—

Investment Options
CTIVPSM - AQR Managed Futures Strategy Class 2	Davis Financial	Davis Real Estate	Davis Value	Wells Fargo VT International Equity Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019

$—	$24,477	$22,113	$471,199	$—	$40,542	$253,224

519	29,119	36,475	479,171	—	43,707	4,809,584

(519)	(4,642)	(14,362)	(7,972)	—	(3,165)	(4,556,360)

—	(22,174)	158,845	(3,491,480)	—	59,691	43,229,170
—	99,772	73,586	1,483,406	—	141,013	49,547,447

—	77,598	232,431	(2,008,074)	—	200,704	92,776,617
183	293,067	260,506	10,246,690	—	353,744	(16,346,972)

183	370,665	492,937	8,238,616	—	554,448	76,429,645

$(336)	$366,023	$478,575	$8,230,644	$—	$551,283	$71,873,285

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2

	12/31/2019	(1)

Assets:
Shares owned in underlying fund	551,537	—
Net asset value per share (NAV)	23.10	—

Total Assets ( Shares x NAV)	$12,740,510	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,183	—

Net Assets	$12,731,327	$—

Net Assets: Total
Contract Value in accumulation period	$12,687,216	$—
Contracts in Payout (annuitization) period	44,111	—

Net Assets	$12,731,327	$—

Total Units Outstanding	559,205	—

Unit Value (Accumulation, Lowest to Highest)	$20.24 to $22.81	—

Cost of Shares in Underlying Fund	$11,552,790	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2
	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$227,277	$—
Expenses:
Mortality expense risk and administrative charges	198,038	—

Net investment income/(expense)	29,239	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	148,975	—
Reinvested realized gain distributions	898,440	—

Net realized gain/(loss) on investments	1,047,415	—
Net change in unrealized appreciation/(depreciation) of investments	1,870,321	—

Net realized and unrealized gain/(loss) from investments	2,917,736	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,946,975	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-20

Investment Options
Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2
12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

3,296,168	6,311,313	14,211	20,664,547	668,435	366,163	241,056
12.83	31.75	22.90	1.00	48.05	15.97	10.90

$42,289,839	$200,384,192	$325,432	$20,664,547	$32,118,303	$5,847,630	$2,627,511

28,237	72,834	10,882	287,886	19,202	23,827	17,364

$42,261,602	$200,311,358	$314,550	$20,376,661	$32,099,101	$5,823,803	$2,610,147

$42,213,070	$200,151,281	$314,550	$20,209,819	$32,099,101	$5,815,317	$2,559,105
48,532	160,077	—	166,842	—	8,485	51,042

$42,261,602	$200,311,358	$314,550	$20,376,661	$32,099,101	$5,823,802	$2,610,147

2,865,392	6,084,690	14,243	2,090,026	1,209,178	483,060	147,172

$11.47 to $14.59	$20.89 to $33.74	$17.08 to $23.06	$9.29 to $10.15	$18.43 to $25.94	$10.91 to $14.29	$15.48 to $23.12

$40,896,441	$197,128,072	$311,395	$20,664,562	$21,372,595	$6,300,688	$2,976,149

Investment Options
Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2
1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$1,072,923	$1,327,586	$4,767	$369,186	$—	$447,341	$71,320

661,001	2,885,848	7,794	312,602	395,076	98,501	41,480

411,922	(1,558,262)	(3,027)	56,584	(395,076)	348,840	29,840

(836,520)	(1,738,116)	8,933	15	726,137	(169,124)	(4,296)
—	22,832,548	13,073	—	2,460,135	—	489,936

(836,520)	21,094,432	22,006	15	3,186,272	(169,124)	485,640
3,843,705	18,322,447	56,574	(15)	6,650,569	(149,625)	(185,377)

3,007,185	39,416,879	78,580	—	9,836,841	(318,749)	300,263

$3,419,107	$37,858,617	$75,553	$56,584	$9,441,765	$30,091	$330,103

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	13,436,154	257,944
Net asset value per share (NAV)	13.93	15.91

Total Assets ( Shares x NAV)	$187,165,628	$4,103,891

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	73,973	12,947

Net Assets	$187,091,655	$4,090,944

Net Assets: Total
Contract Value in accumulation period	$187,079,321	$4,060,517
Contracts in Payout (annuitization) period	12,334	30,427

Net Assets	$187,091,655	$4,090,944

Total Units Outstanding	12,595,317	178,847

Unit Value (Accumulation, Lowest to Highest)	$10.94 to $15.32	$16.10 to $24.14

Cost of Shares in Underlying Fund	$189,568,764	$4,028,114

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$3,104,836	$235,720
Expenses:
Mortality expense risk and administrative charges	2,653,906	66,976

Net investment income/(expense)	450,930	168,744

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(4,826,989)	45,873
Reinvested realized gain distributions	1,853,254	71,243

Net realized gain/(loss) on investments	(2,973,735)	117,116
Net change in unrealized appreciation/(depreciation) of investments	21,334,813	276,141

Net realized and unrealized gain/(loss) from investments	18,361,078	393,257

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$18,812,008	$562,001

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-22

Investment Options
Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class

12/31/2019	(3)	(3)	12/31/2019	12/31/2019	(1)	(1)

101,576	—	—	5,050,557	1,853,703	—	—
18.81	—	—	15.05	16.84	—	—

$1,910,643	$—	$—	$76,010,877	$31,216,362	$—	$—

11,979	—	—	37,807	18,897	—	—

$1,898,664	$—	$—	$75,973,070	$31,197,465	$—	$—

$1,879,570	$—	$—	$75,928,230	$31,197,465	$—	$—
19,094	—	—	44,840	—	—	—

$1,898,664	$—	$—	$75,973,070	$31,197,465	$—	$—

77,607	—	—	2,190,046	1,797,487	—	—

$19.84 to $26.65	—	—	$24.53 to $37.01	$13.20 to $16.77	—	—

$1,961,908	$—	$—	$84,133,994	$28,325,791	$—	$—

Investment Options
Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class

1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	(1)

$35,334	$8,166,317	$127,992	$810,835	$690,955	$—	$—

32,032	3,208,092	127,796	1,110,617	402,832	—	—

3,302	4,958,225	196	(299,782)	288,123	—	—

49,840	(13,213,617)	369,239	(5,892,741)	51,070	—	—
188,931	—	1,587,235	12,917,137	1,642,669	—	—

238,771	(13,213,617)	1,956,474	7,024,396	1,693,739	—	—
129,038	18,886,893	(113,093)	9,986,920	4,379,262	—	—

367,809	5,673,276	1,843,381	17,011,316	6,073,001	—	—

$371,111	$10,631,501	$1,843,577	$16,711,534	$6,361,124	$—	$—

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Growth Service Class	MFS Investors Trust Service Class

	(1)	(1)

Assets:
Shares owned in underlying fund	—	—
Net asset value per share (NAV)	—	—

Total Assets ( Shares x NAV)	$—	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—

Net Assets	$—	$—

Net Assets: Total
Contract Value in accumulation period	$—	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$—	$—

Total Units Outstanding	—	—

Unit Value (Accumulation, Lowest to Highest)	—	—

Cost of Shares in Underlying Fund	$—	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	MFS Growth Service Class	MFS Investors Trust Service Class

	(1)	(1)

2019 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—

Net investment income/(expense)	—	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net realized and unrealized gain/(loss) from investments	—	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$—	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-24

Investment Options
MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund

12/31/2019	12/31/2019	12/31/2019	(3)	(1)	12/31/2019	12/31/2019

2,447,004	50,370	244,187	—	—	1,429,294	310,686
18.02	9.90	24.43	—	—	19.91	29.47

$44,095,005	$498,663	$5,965,494	$—	$—	$28,457,237	$9,155,907

28,612	5,923	7,232	—	—	19,390	13,310

$44,066,393	$492,740	$5,958,262	$—	$—	$28,437,847	$9,142,597

$44,049,640	$492,740	$5,893,145	$—	$—	$28,432,318	$9,142,597
16,753	—	65,117	—	—	5,529	—

$44,066,393	$492,740	$5,958,262	$—	$—	$28,437,847	$9,142,597

1,139,111	30,770	292,801	—	—	1,213,485	553,402

$36.80 to $38.97	$15.21 to $16.48	$18.10 to $20.41	—	—	$22.23 to $23.55	$13.03 to $15.78

$38,305,806	$488,977	$5,379,614	$—	$—	$18,546,915	$7,274,733

Investment Options
MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	(1)	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$—	$15,876	$129,236	$3,233,880	$—	$—	$128,599

626,593	7,922	98,485	1,026,598	—	417,242	118,662

(626,593)	7,954	30,751	2,207,282	—	(417,242)	9,937

1,666,865	(747)	367,329	13,679,557	—	2,757,615	137,236
7,990,828	—	165,233	256,145	—	2,923,751	269,578

9,657,693	(747)	532,562	13,935,702	—	5,681,366	406,814
4,728,543	34,279	499,688	615,748	—	2,817,203	1,427,797

14,386,236	33,532	1,032,250	14,551,450	—	8,498,569	1,834,611

$13,759,643	$41,486	$1,063,001	$16,758,732	$—	$8,081,327	$1,844,548

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

	12/31/2019	(1)

Assets:
Shares owned in underlying fund	984,633	—
Net asset value per share (NAV)	52.54	—

Total Assets ( Shares x NAV)	$51,732,630	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	26,091	—

Net Assets	$51,706,539	$—

Net Assets: Total
Contract Value in accumulation period	$51,706,539	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$51,706,539	$—

Total Units Outstanding	3,676,913	—

Unit Value (Accumulation, Lowest to Highest)	$13.65 to $14.08	—

Cost of Shares in Underlying Fund	$46,817,203	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$610,301	$—
Expenses:
Mortality expense risk and administrative charges	705,628	—

Net investment income/(expense)	(95,327)	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(241,537)	—
Reinvested realized gain distributions	3,707,878	—

Net realized gain/(loss) on investments	3,466,341	—
Net change in unrealized appreciation/(depreciation) of investments	8,057,977	—

Net realized and unrealized gain/(loss) from investments	11,524,318	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,428,991	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-26

Investment Options
Invesco Oppenheimer International Growth Fund	Invesco Oppenheimer Main St Small Cap Service Class	Invesco Oppenheimer Global Strategy Income	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class

12/31/2019	(3)	(3)	12/31/2019	12/31/2019	(3)	12/31/2019

2,096,587	—	—	127,804	64,300	—	120,435
2.56	—	—	10.20	12.64	—	10.40

$5,367,262	$—	$—	$1,303,601	$812,755	$—	$1,252,528

12,600	—	—	16,079	16,362	—	10,960

$5,354,662	$—	$—	$1,287,522	$796,393	$—	$1,241,568

$5,354,662	$—	$—	$1,286,389	$796,393	$—	$1,241,568
—	—	—	1,133	—	—	—

$5,354,662	$—	$—	$1,287,522	$796,393	$—	$1,241,568

412,156	—	—	113,358	59,841	—	96,550

$11.77 to $12.36	—	—	$9.67 to $11.81	$10.47 to $13.92	—	$12.28 to $13.12

$4,883,750	$—	$—	$1,311,831	$810,402	$—	$1,142,473

Investment Options
Invesco Oppenheimer International Growth Fund	Invesco Oppenheimer Main St Small Cap Service Class	Invesco Oppenheimer Global Strategy Income	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class
1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019

$37,711	$—	$11,076,008	$47,087	$15,769	$7,309,312	$24,220

69,636	2,708,199	3,698,407	28,291	17,338	3,469,016	17,352

(31,925)	(2,708,199)	7,377,601	18,796	(1,569)	3,840,296	6,868

(53,070)	(18,062,140)	(19,819,943)	(1,163)	(100,555)	(647,509)	(4,948)
260,726	22,047,792	—	—	—	—	—

207,656	3,985,652	(19,819,943)	(1,163)	(100,555)	(647,509)	(4,948)
1,015,858	28,763,680	34,278,153	24,267	185,527	18,205,712	186,465

1,223,514	32,749,332	14,458,210	23,104	84,972	17,558,203	181,517

$1,191,589	$30,041,133	$21,835,811	$41,900	$83,403	$21,398,499	$188,385

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II

	12/31/2019	(1)

Assets:
Shares owned in underlying fund	197,076	—
Net asset value per share (NAV)	10.39	—

Total Assets ( Shares x NAV)	$2,047,618	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	17,004	—

Net Assets	$2,030,614	$—

Net Assets: Total
Contract Value in accumulation period	$2,030,614	$—
Contracts in Payout (annuitization) period	—	—

Net Assets	$2,030,614	$—

Total Units Outstanding	191,401	—

Unit Value (Accumulation, Lowest to Highest)	$10.17 to $10.65	—

Cost of Shares in Underlying Fund	$1,998,340	$—

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II

	1/1/2019 to 12/31/2019	(1)

2019 Investment Income
Income:
Reinvested dividends	$89,337	$—
Expenses:
Mortality expense risk and administrative charges	28,891	—

Net investment income/(expense)	60,446	—

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,309	—
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	4,309	—
Net change in unrealized appreciation/(depreciation) of investments	4,039	—

Net realized and unrealized gain/(loss) from investments	8,348	—

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$68,794	$—

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-28

Investment Options
Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II

(1)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	(1)	12/31/2019

—	9,034,705	5,872,667	745,770	891,800	—	992,185
—	18.23	11.19	20.70	10.26	—	5.07

$—	$164,702,675	$65,715,148	$15,437,433	$9,149,864	$—	$5,029,979

—	55,364	50,455	14,830	12,729	—	13,116

$—	$164,647,311	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863

$—	$164,635,350	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863
—	11,961	—	—	—	—	—

$—	$164,647,311	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863

—	6,028,462	6,024,646	893,896	874,721	—	447,779

—	$20.02 to $27.68	$10.79 to $10.93	$11.89 to $17.21	$9.92 to $10.60	—	$10.69 to $10.94

$—	$171,538,260	$64,639,513	$14,577,793	$9,012,741	$—	$4,787,577

Investment Options
Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II

(1)	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019

$—	$1,774,021	$1,977,146	$283,651	$196,240	$—	$193,505

—	2,411,261	911,685	201,201	110,620	—	71,261

—	(637,240)	1,065,461	82,450	85,620	—	122,244

—	1,180,227	34,525	(2,494)	(43,656)	—	(842)
—	10,575,719	—	1,560,206	—	—	—

—	11,755,946	34,525	1,557,712	(43,656)	—	(842)
—	27,327,439	3,571,867	1,835,990	559,634	—	283,942

—	39,083,385	3,606,392	3,393,702	515,978	—	283,100

$—	$38,446,145	$4,671,853	$3,476,152	$601,598	$—	$405,344

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB
	12/31/2019	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	2,266,532	4,912,487	148,097
Net asset value per share (NAV)	3.47	26.88	10.03

Total Assets ( Shares x NAV)	$7,862,145	$132,047,656	$1,485,416

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	13,875	49,005	9,187

Net Assets	$7,848,270	$131,998,651	$1,476,229

Net Assets: Total
Contract Value in accumulation period	$7,848,270	$131,972,296	$1,476,229
Contracts in Payout (annuitization) period	—	26,355	—

Net Assets	$7,848,270	$131,998,651	$1,476,229

Total Units Outstanding	630,845	4,026,357	144,230

Unit Value (Accumulation, Lowest to Highest)	$11.07 to $11.93	$31.07 to $32.91	$9.77 to $10.44

Cost of Shares in Underlying Fund	$7,896,453	$109,314,438	$1,513,692

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$540,814	$2,636,911	$—
Expenses:
Mortality expense risk and administrative charges	106,674	1,892,122	22,866

Net investment income/(expense)	434,140	744,789	(22,866)

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(100,753)	4,634,602	(12,918)
Reinvested realized gain distributions	—	11,269,065	—

Net realized gain/(loss) on investments	(100,753)	15,903,667	(12,918)
Net change in unrealized appreciation/(depreciation) of investments	414,905	15,004,656	118,221

Net realized and unrealized gain/(loss) from investments	314,152	30,908,323	105,303

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$748,292	$31,653,112	$82,437

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-30

Investment Options
Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares

12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

821,537	6,112,363	251,508	193,251	40,485	145,209	4,471,856
9.77	19.58	8.96	15.31	13.34	79.93	15.03

$8,026,416	$119,680,075	$2,253,516	$2,958,672	$540,068	$11,606,589	$67,211,993

18,258	45,133	11,709	6,830	6,654	13,616	39,644

$8,008,158	$119,634,942	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349

$8,008,158	$119,624,021	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349
—	10,921	—	—	—	—	—

$8,008,158	$119,634,942	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349

598,621	8,082,543	230,059	198,044	50,225	486,316	2,892,233

$10.36 to $13.91	$14.32 to $14.83	$9.26 to $9.39	$14.39 to $15.13	$10.12 to $10.61	$22.63 to $24.26	$18.00 to $22.28

$10,028,656	$100,203,299	$2,186,026	$2,097,866	$533,943	$8,472,034	$39,864,348

Investment Options
Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares
1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$49,750	$1,297,548	$36,723	$—	$18,243	$5,643	$258,516

106,583	1,682,584	32,217	36,472	7,284	147,757	933,156

(56,833)	(385,036)	4,506	(36,472)	10,959	(142,114)	(674,640)

(409,139)	1,980,871	(25,670)	24,887	(2,589)	209,723	7,726,081
802,031	12,116,538	—	31,345	—	697,565	4,291,888

392,892	14,097,409	(25,670)	56,232	(2,589)	907,288	12,017,969
1,166,989	15,649,716	411,263	807,802	52,109	2,330,029	11,756,738

1,559,881	29,747,125	385,593	864,034	49,520	3,237,317	23,774,707

$1,503,048	$29,362,089	$390,099	$827,562	$60,479	$3,095,203	$23,100,067

B-31

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II
	12/31/2019	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	375,004	452,596	72,044
Net asset value per share (NAV)	13.65	26.11	13.62

Total Assets ( Shares x NAV)	$5,118,799	$11,817,284	$981,242

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	12,608	19,745	7,793

Net Assets	$5,106,191	$11,797,539	$973,449

Net Assets: Total
Contract Value in accumulation period	$5,106,191	$11,797,539	$973,449
Contracts in Payout (annuitization) period	—	—	—

Net Assets	$5,106,191	$11,797,539	$973,449

Total Units Outstanding	352,637	657,676	78,973

Unit Value (Accumulation, Lowest to Highest)	$12.27 to $13.78	$15.10 to $18.00	$11.74 to $12.55

Cost of Shares in Underlying Fund	$4,452,822	$9,942,192	$879,508

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II
	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$2,477	$—	$19,772
Expenses:
Mortality expense risk and administrative charges	73,843	157,901	13,436

Net investment income/(expense)	(71,366)	(157,901)	6,336

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	106,166	239,334	6,272
Reinvested realized gain distributions	7,177	1,142,315	—

Net realized gain/(loss) on investments	113,343	1,381,649	6,272
Net change in unrealized appreciation/(depreciation) of investments	802,782	1,229,684	112,353

Net realized and unrealized gain/(loss) from investments	916,125	2,611,333	118,625

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$844,759	$2,453,432	$124,961

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-32

Investment Options
Western Asset Core Plus VIT Class II	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II
(3)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	(1)	12/31/2019

—	220,847	29,152	102,387	195,332	—	250,349
—	11.40	24.16	13.84	47.48	—	15.93

$—	$2,517,654	$704,305	$1,417,030	$9,274,355	$—	$3,988,058

—	9,838	8,970	8,270	13,037	—	12,113

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945
—	—	—	—	—	—	—

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945

—	220,725	68,881	127,262	386,318	—	341,960

—	$10.80 to $11.28	$9.59 to $10.27	$10.51 to $11.26	$14.62 to $23.53	—	$11.06 to $11.60

$—	$2,385,689	$695,653	$1,538,751	$7,490,508	$—	$3,472,426

Investment Options
Western Asset Core Plus VIT Class II	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II
1/1/2019 to 10/18/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	(1)	1/1/2019 to 12/31/2019

$—	$25,422	$18,957	$8,113	$—	$—	$38,271

496,817	33,020	10,566	18,479	116,293	—	50,309

(496,817)	(7,598)	8,391	(10,366)	(116,293)	—	(12,038)

2,198,921	11,921	4,028	(27,030)	5,513	—	11,623
—	112,447	—	—	406,178	—	260,688

2,198,921	124,368	4,028	(27,030)	411,691	—	272,311
2,374,130	2,358	18,353	95,384	1,727,493	—	350,902

4,573,051	126,726	22,381	68,354	2,139,184	—	623,213

$4,076,234	$119,128	$30,772	$57,988	$2,022,891	$—	$611,175

B-33

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series

	12/31/2019	12/31/2019	12/31/2019

Assets:
Shares owned in underlying fund	7,557	58,340	221,349
Net asset value per share (NAV)	8.06	18.26	18.54

Total Assets ( Shares x NAV)	$60,912	$1,065,294	$4,103,810

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,097	10,089	12,390

Net Assets	$59,815	$1,055,205	$4,091,420

Net Assets: Total
Contract Value in accumulation period	$59,815	$1,055,205	$4,091,420
Contracts in Payout (annuitization) period	—	—	—

Net Assets	$59,815	$1,055,205	$4,091,420

Total Units Outstanding	4,865	164,720	256,933

Unit Value (Accumulation, Lowest to Highest)	$12.21 to $12.39	$6.06 to $8.27	$15.39 to $16.44

Cost of Shares in Underlying Fund	$57,012	$1,224,587	$4,701,124

(1) Portfolio liquidated as of April 6, 2018
(2) Portfolio liquidated as of April 24, 2019
(3) Portfolio liquidated as of October 18, 2019

STATEMENTS OF OPERATIONS

	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series

	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

2019 Investment Income
Income:
Reinvested dividends	$873	$—	$67,407
Expenses:
Mortality expense risk and administrative charges	630	15,553	55,005

Net investment income/(expense)	243	(15,553)	12,402

2019 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	89	(23,841)	(72,658)
Reinvested realized gain distributions	1,555	—	402,608

Net realized gain/(loss) on investments	1,644	(23,841)	329,950
Net change in unrealized appreciation/(depreciation) of investments	9,332	142,014	541,988

Net realized and unrealized gain/(loss) from investments	10,976	118,173	871,938

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$11,219	$102,620	$884,340

(1) Portfolio liquidated as of April 6, 2018 Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-34

Investment Options
American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

89,417	73,355	19,004	21,786	12,834	22,517	47,620
23.67	11.00	32.05	15.63	79.41	49.52	12.22

$2,116,507	$806,910	$609,064	$340,515	$1,019,120	$1,115,065	$581,916

5,500	5,105	5,870	5,624	5,529	9,815	5,977

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939
—	—	—	—	—	—	—

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939

171,103	75,169	42,683	24,987	68,581	80,409	56,443

$12.20 to $12.40	$10.60 to $10.76	$14.03 to $14.27	$13.30 to $13.52	$14.64 to $14.89	$13.44 to $13.89	$10.16 to $10.33

$2,012,144	$804,671	$541,140	$329,145	$946,045	$1,093,830	$567,628

Investment Options
American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019	1/1/2019 to 12/31/2019

$33,418	$16,347	$5,097	$5,431	$5,220	$14,938	$10,591

18,103	3,745	7,307	3,966	10,736	11,908	6,629

15,315	12,602	(2,210)	1,465	(5,516)	3,030	3,962

2,034	443	5,382	(136)	(458)	7,427	802
92,718	—	29,379	13,429	96,761	83,829	—

94,752	443	34,761	13,293	96,303	91,256	802
215,932	5,952	114,742	52,781	133,525	83,691	17,005

310,684	6,395	149,503	66,074	229,828	174,947	17,807

$325,999	$18,997	$147,293	$67,539	$224,312	$177,977	$21,769

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Core Plus Fixed Income VIP	Guardian Diversified Research VIP

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(4,014,380)	$(1,819,625)
Net realized gain/(loss) from sale of investments	(200,870)	1,857,946
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	390,146	(8,996,618)

Net increase/(decrease) resulting from operations	(3,825,104)	(8,958,297)

2018 Contract Transactions
Contract purchase payments	898,421	192,664
Transfers between investment divisions, net	363,348,746	152,747,347
Transfers on account of death	(2,167,624)	(460,425)
Transfers for annuity benefits, surrenders and partial withdrawals	(12,553,434)	(5,693,105)
Contract fees	(21,230)	(9,665)
Transfers–rider fees and other	(4,314,706)	(2,058,557)

Net increase/(decrease) from contract transactions	345,190,173	144,718,259

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	341,365,069	135,759,962
Net Assets at December 31, 2017	13,025,483	11,816,426

Net Assets at December 31, 2018	$354,390,552	$147,576,388

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(5,204,963)	$(2,413,111)
Net realized gain/(loss) from sale of investments	3,113,825	3,900,176
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	25,622,210	44,272,314

Net increase/(decrease) resulting from operations	23,531,072	45,759,379

2019 Contract Transactions
Contract purchase payments	985,870	235,497
Transfers between investment divisions, net	6,461,888	2,417,588
Transfers on account of death	(3,088,506)	(1,371,075)
Transfers for annuity benefits, surrenders and partial withdrawals	(27,129,373)	(10,377,546)
Contract fees	(27,186)	(13,153)
Transfers–rider fees and other	(5,836,911)	(2,804,185)

Net increase/(decrease) from contract transactions	(28,634,218)	(11,912,874)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(5,103,146)	33,846,505
Net Assets at December 31, 2018	354,390,552	147,576,388

Net Assets at December 31, 2019	$349,287,406	$181,422,893

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-36

Investment Options
Guardian Growth & Income VIP	Guardian Integrated Research VIP	Guardian International Growth VIP	Guardian International Value VIP	Guardian Large Cap Disciplined Growth VIP	Guardian Large Cap Disciplined Value VIP	Guardian Large Cap Fundamental Growth VIP

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(2,011,265)	$(156,306)	$(1,524,278)	$(2,438,688)	$(1,078,182)	$(2,331,091)	$(2,719,300)
1,910,253	219,727	11,099	(952,722)	1,759,277	1,994,384	4,388,734
—	—	—	—	—	—	—
(10,703,917)	(1,080,207)	(27,200,972)	(34,503,675)	(2,113,113)	(19,151,462)	(6,167,562)

(10,804,929)	(1,016,786)	(28,714,151)	(37,895,085)	(1,432,018)	(19,488,169)	(4,498,128)

236,696	45,037	322,837	308,175	458,278	819,631	528,469
172,091,177	(378,955)	163,433,646	252,159,059	87,741,534	198,837,359	227,718,008
(505,982)	(4,880)	(369,254)	(675,824)	(322,556)	(756,431)	(1,618,765)
(6,908,575)	(122,282)	(5,142,149)	(14,277,862)	(12,791,123)	(6,805,335)	(13,529,548)
(11,499)	(577)	(7,370)	(10,880)	(13,080)	(10,944)	(15,833)
(2,221,855)	(149,276)	(1,693,098)	(2,472,393)	(582,526)	(2,573,229)	(2,729,627)

162,679,962	(610,933)	156,544,612	235,030,275	74,490,527	189,511,051	210,352,704

—	—	—	—	—	—	—

151,875,033	(1,627,719)	127,830,461	197,135,190	73,058,509	170,022,882	205,854,576
10,124,168	11,438,834	3,304,887	10,935,409	8,063,356	15,217,733	11,558,418

$161,999,201	$9,811,115	$131,135,348	$208,070,599	$81,121,865	$185,240,615	$217,412,994

$(2,612,974)	$(159,594)	$(2,080,347)	$(3,169,276)	$(2,554,951)	$(3,026,253)	$(3,771,472)
2,159,466	248,778	(501,167)	(940,988)	6,191,192	1,334,565	7,471,313
—	—	—	—	—	—	—
35,744,667	2,379,507	40,275,882	43,527,762	64,042,295	41,117,059	65,308,837

35,291,159	2,468,691	37,694,368	39,417,498	67,678,536	39,425,371	69,008,678

296,889	46,754	262,777	333,837	501,586	804,902	540,163
2,466,931	102,152	(9,098,566)	415,566	396,799,529	5,756,297	83,839,030
(1,153,382)	(121,319)	(824,845)	(955,599)	(2,054,168)	(1,603,622)	(1,746,866)
(11,587,799)	(301,254)	(10,296,871)	(22,725,173)	(24,743,088)	(13,338,372)	(21,775,652)
(15,164)	(579)	(10,072)	(14,794)	(21,911)	(13,049)	(20,518)
(3,011,496)	(160,227)	(2,371,183)	(3,623,897)	(1,849,359)	(3,186,592)	(3,802,836)

(13,004,021)	(434,473)	(22,338,760)	(26,570,060)	368,632,589	(11,580,436)	57,033,321

—	—	—	—	—	—	—

22,287,138	2,034,218	15,355,608	12,847,438	436,311,125	27,844,935	126,041,999
161,999,201	9,811,115	131,135,348	208,070,599	81,121,865	185,240,615	217,412,994

$184,286,339	$11,845,333	$146,490,956	$220,918,037	$517,432,990	$213,085,550	$343,454,993

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Mid Cap Relative Value VIP	Guardian Mid Cap Traditional Growth VIP

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,497,528)	$(1,393,236)
Net realized gain/(loss) from sale of investments	688,171	2,309,605
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(24,979,361)	(8,346,531)

Net increase/(decrease) resulting from operations	(26,788,718)	(7,430,162)

2018 Contract Transactions
Contract purchase payments	549,650	401,210
Transfers between investment divisions, net	231,096,062	115,188,886
Transfers on account of death	(747,373)	(406,707)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,031,843)	(4,334,077)
Contract fees	(12,852)	(6,080)
Transfers–rider fees and other	(2,718,865)	(1,440,744)

Net increase/(decrease) from contract transactions	220,134,779	109,402,488

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	193,346,061	101,972,326
Net Assets at December 31, 2017	9,890,226	8,039,810

Net Assets at December 31, 2018	$203,236,287	$110,012,136

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,344,559)	$(1,830,716)
Net realized gain/(loss) from sale of investments	2,961,289	3,263,014
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	64,949,361	34,138,364

Net increase/(decrease) resulting from operations	64,566,091	35,570,662

2019 Contract Transactions
Contract purchase payments	527,773	270,269
Transfers between investment divisions, net	(14,189,577)	(10,205,201)
Transfers on account of death	(1,596,275)	(860,057)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,729,372)	(7,949,005)
Contract fees	(16,415)	(7,600)
Transfers–rider fees and other	(3,581,943)	(1,793,160)

Net increase/(decrease) from contract transactions	(33,585,809)	(20,544,754)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	30,980,282	15,025,908
Net Assets at December 31, 2018	203,236,287	110,012,136

Net Assets at December 31, 2019	$234,216,569	$125,038,044

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-38

Investment Options
Guardian U.S. Government Securities VIP	Guardian Total Return Bond VIP	Guardian Global Utilities VIP	Guardian Multi-Sector Bond VIP	Guardian Small Cap Core VIP	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series

10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	10/18/2019 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$—	$—	$—	$—	$—	$ (5,144,885)	$ (727,928)
—	—	—	—	—	22,970,958	4,713,435
—	—	—	—	—	36,432,536	3,347,337
—	—	—	—	—	(88,639,088)	(10,300,090)

—	—	—	—	—	(34,380,479)	(2,967,246)

—	—	—	—	—	716,218	262,002
—	—	—	—	—	(10,412,082)	(787,050)
—	—	—	—	—	(1,723,222)	(175,072)
—	—	—	—	—	(35,125,334)	(5,405,547)
—	—	—	—	—	(30,587)	(8,834)
—	—	—	—	—	(5,229,908)	(213,013)

—	—	—	—	—	(51,804,915)	(6,327,514)

—	—	—	—	—	—	—

—	—	—	—	—	(86,185,394)	(9,294,760)
—	—	—	—	—	398,825,238	58,343,455

$—	$—	$—	$—	$—	$312,639,844	$49,048,695

$ (794,259)	$ (985,567)	$ (249,566)	$ (914,998)	$ (894,750)	$ (1,550,807)	$ (29,823)
(3,822)	9,680	(8,055)	10,007	468,522	21,999,418	13,599,783
—	—	—	—	—	48,200,192	3,543,515
(11,085)	992,900	2,244,323	902,916	31,521,443	16,858,938	(5,239,912)

(809,166)	17,013	1,986,702	(2,075)	31,095,215	85,507,741	11,873,563

109,569	172,800	26,157	140,261	84,027	557,019	222,142
277,628,441	346,066,769	85,801,618	318,910,766	286,681,029	(16,472,678)	(1,096,341)
(317,561)	(496,834)	(63,974)	(345,511)	(249,446)	(1,578,111)	(318,981)
(7,405,777)	(7,603,277)	(2,215,957)	(8,041,771)	(6,365,871)	(40,478,041)	(27,346,178)
(3,918)	(4,516)	(1,035)	(4,145)	(3,500)	(28,496)	(7,925)
(774,524)	(982,414)	(241,388)	(879,211)	(873,610)	(5,104,874)	(191,982)

269,236,230	337,152,528	83,305,421	309,780,389	279,272,629	(63,105,181)	(28,739,265)

—	—	—	—	—	—	—

268,427,064	337,169,541	85,292,123	309,778,314	310,367,844	22,402,560	(16,865,702)
—	—	—	—	—	312,639,844	49,048,695

$268,427,064	$337,169,541	$85,292,123	$309,778,314	$310,367,844	$335,042,404	$32,182,993

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Victory High Yield VIP Series	Victory INCORE Low Duration Bond VIP Series

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(122,955)	$(2,621,438)
Net realized gain/(loss) from sale of investments	(150,779)	(987,010)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	175,096	2,325,800

Net increase/(decrease) resulting from operations	(98,638)	(1,282,648)

2018 Contract Transactions
Contract purchase payments	34,981	693,118
Transfers between investment divisions, net	(461,692)	454,315
Transfers on account of death	(65,170)	(1,734,605)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,909,600)	(20,966,215)
Contract fees	(2,329)	(22,497)
Transfers–rider fees and other	(90,861)	(4,042,301)

Net increase/(decrease) from contract transactions	(2,494,671)	(25,618,185)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,593,309)	(26,900,833)
Net Assets at December 31, 2017	13,211,963	279,951,622

Net Assets at December 31, 2018	$10,618,654	$253,050,789

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$578,430	$1,174,987
Net realized gain/(loss) from sale of investments	(49,401)	237,798
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	896,244	4,337,339

Net increase/(decrease) resulting from operations	1,425,273	5,750,124

2019 Contract Transactions
Contract purchase payments	22,214	524,382
Transfers between investment divisions, net	311,125	17,148,032
Transfers on account of death	(115,090)	(2,088,691)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,830,651)	(26,742,071)
Contract fees	(2,007)	(21,184)
Transfers–rider fees and other	(85,377)	(3,996,284)

Net increase/(decrease) from contract transactions	(1,699,786)	(15,175,816)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(274,513)	(9,425,692)
Net Assets at December 31, 2018	10,618,654	253,050,789

Net Assets at December 31, 2019	$10,344,141	$243,625,097

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-40

Investment Options
Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion	Value Line Strategic Asset Management Trust

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(312,189)	$(232,464)	$(107,974)	$(4,100,696)	$(76,174)	$(12,658)	$(37,123)
781,322	(46,220)	378,625	(6,266,630)	65,686	54,575	23,908
2,890,044	270,000	1,045,281	89,439	512,370	—	530,763
(4,794,118)	(4,313,554)	(4,119,634)	415,170	(1,224,682)	(54,253)	(567,700)

(1,434,941)	(4,322,238)	(2,803,702)	(9,862,717)	(722,800)	(12,336)	(50,152)

78,417	111,676	61,006	938,684	24,385	820	28,251
(509,932)	1,797,274	(226,697)	14,512,293	(340,481)	25,315	26,988
(54,236)	(226,005)	(28,048)	(3,131,848)	(290)	—	—
(2,725,779)	(5,760,461)	(2,546,311)	(47,222,055)	(999,507)	(39,935)	(724,029)
(4,214)	(6,121)	(4,289)	(44,230)	(2,580)	(201)	(1,990)
(56,162)	(304,357)	(10,230)	(6,688,413)	(7,704)	(2,229)	(5,235)

(3,271,906)	(4,387,994)	(2,754,569)	(41,635,569)	(1,326,177)	(16,230)	(676,015)

—	—	—	—	—	—	—

(4,706,847)	(8,710,232)	(5,558,271)	(51,498,286)	(2,048,977)	(28,566)	(726,167)
20,190,248	39,743,340	16,306,470	503,544,033	6,834,522	964,906	5,057,310

$15,483,401	$31,033,108	$10,748,199	$452,045,747	$4,785,545	$936,340	$4,331,143

$(284,594)	$194,738	$(65,866)	$5,555,065	$(60,696)	$(17,427)	$(44,188)
210,915	432,780	(113,476)	(2,004,006)	(275,308)	161,188	4,747
3,583,720	1,803,273	551,514	—	379,702	61,362	424,034
1,822,205	3,573,578	1,692,765	23,243,573	749,265	71,731	661,229

5,332,246	6,004,369	2,064,937	26,794,632	792,963	276,854	1,045,822

46,269	93,807	49,850	866,060	47,096	720	35,526
(258,217)	(492,391)	75,777	8,208,811	(123,414)	98,511	(107,221)
(68,527)	(242,645)	(66,752)	(4,154,093)	(55,619)	—	(53,690)
(3,318,400)	(5,825,604)	(1,976,443)	(52,990,361)	(906,839)	(218,664)	(911,432)
(3,824)	(5,390)	(3,520)	(40,981)	(2,128)	(158)	(1,790)
(51,952)	(275,593)	(11,309)	(6,573,880)	(6,584)	(2,651)	(4,761)

(3,654,651)	(6,747,816)	(1,932,397)	(54,684,444)	(1,047,488)	(122,242)	(1,043,368)

—	—	—	—	—	—	—

1,677,595	(743,447)	132,540	(27,889,812)	(254,525)	154,612	2,454
15,483,401	31,033,108	10,748,199	452,045,747	4,785,545	936,340	4,331,143

$17,160,996	$30,289,661	$10,880,739	$424,155,935	$4,531,020	$1,090,952	$4,333,597

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$106,152	$(29,459)
Net realized gain/(loss) from sale of investments	120,516	2,535,359
Reinvested realized gain distributions	165,776	—
Net change in unrealized appreciation/(depreciation) of investments	(717,446)	(2,357,260)

Net increase/(decrease) resulting from operations	(325,002)	148,640

2018 Contract Transactions
Contract purchase payments	97,351	4,450
Transfers between investment divisions, net	(73,909)	(6,983,813)
Transfers on account of death	(185,388)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(69,782)	(381,923)
Contract fees	—	(529)
Transfers–rider fees and other	(800)	(6,354)

Net increase/(decrease) from contract transactions	(232,528)	(7,368,169)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(557,530)	(7,219,529)
Net Assets at December 31, 2017	2,483,319	7,219,529

Net Assets at December 31, 2018	$1,925,789	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$58,944	$—
Net realized gain/(loss) from sale of investments	34,679	—
Reinvested realized gain distributions	134,787	—
Net change in unrealized appreciation/(depreciation) of investments	218,427	—

Net increase/(decrease) resulting from operations	446,837	—

2019 Contract Transactions
Contract purchase payments	182,492	—
Transfers between investment divisions, net	5,440	—
Transfers on account of death	(159,379)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(143,799)	—
Contract fees	—	—
Transfers–rider fees and other	(2)	—

Net increase/(decrease) from contract transactions	(115,248)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	331,589	—
Net Assets at December 31, 2018	1,925,789	—

Net Assets at December 31, 2019	$2,257,378	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-42

Investment Options
Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II	Invesco V.I. Small Cap Equity Series II

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018	1/1/2018 to 10/18/2019

$(10,569)	$9,888	$7,017	$(192,842)	$(620,723)	$(564,778)	$(799,632)
(4,237)	(489)	(22,946)	644,362	4,696,475	24,000,833	(686,670)
79,230	5,428	—	—	—	—	3,801,844
(225,831)	(47,543)	(15,317)	(2,469,212)	(8,709,207)	(26,376,175)	(11,120,458)

(161,407)	(32,716)	(31,246)	(2,017,692)	(4,633,455)	(2,940,120)	(8,804,916)

4,224	6,930	9,106	35,178	101,744	111,787	108,348
(5,797)	36,518	(12,343)	(48,036,479)	(156,910,499)	(143,537,758)	(259,405)
—	—	(13,909)	(67,610)	(225,875)	(162,480)	(237,884)
(71,396)	(112,516)	(418,974)	(614,750)	(1,791,428)	(1,381,612)	(2,647,831)
(309)	(124)	(984)	(1,269)	(3,606)	(2,734)	(4,514)
(1,317)	(761)	(17,167)	(227,558)	(757,310)	(614,373)	(925,201)

(74,595)	(69,953)	(454,271)	(48,912,488)	(159,586,974)	(145,587,170)	(3,966,487)

—	—	—	—	—	—	—

(236,002)	(102,669)	(485,517)	(50,930,180)	(164,220,429)	(148,527,290)	(12,771,403)
852,534	493,400	2,369,991	50,930,180	164,220,429	148,527,290	57,939,614

$616,532	$390,731	$1,884,474	$—	$—	$—	$45,168,211

$(10,149)	$5,070	$16,862	$—	$—	$—	$(607,992)
12,212	8,747	(66,745)	—	—	—	(10,023,860)
91,568	429	—	—	—	—	6,763,077
42,009	59,088	137,035	—	—	—	11,450,735

135,640	73,334	87,152	—	—	—	7,581,960

7,781	2,948	4,871	—	—	—	65,047
(13,316)	(12,297)	(1,758,736)	—	—	—	(49,246,641)
(18,431)	(41,371)	(59,595)	—	—	—	(300,896)
(266,330)	(102,524)	(143,841)	—	—	—	(2,532,126)
(243)	(85)	(667)	—	—	—	(3,527)
(1,286)	(810)	(13,658)	—	—	—	(732,028)

(291,825)	(154,139)	(1,971,626)	—	—	—	(52,750,171)

—	—	—	—	—	—	—

(156,185)	(80,805)	(1,884,474)	—	—	—	(45,168,211)
616,532	390,731	1,884,474	—	—	—	45,168,211

$460,347	$309,926	$—	$—	$—	$—	$—

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II

	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(686,695)	$(198,404)
Net realized gain/(loss) from sale of investments	31,190,383	3,739,994
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(36,710,734)	(3,691,214)

Net increase/(decrease) resulting from operations	(6,207,046)	(149,624)

2018 Contract Transactions
Contract purchase payments	106,610	34,739
Transfers between investment divisions, net	(174,123,034)	(50,938,006)
Transfers on account of death	(250,654)	(69,179)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,946,409)	(575,834)
Contract fees	(3,991)	(1,220)
Transfers–rider fees and other	(831,551)	(230,182)

Net increase/(decrease) from contract transactions	(177,049,029)	(51,779,682)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(183,256,075)	(51,929,306)
Net Assets at December 31, 2017	183,256,075	51,929,306

Net Assets at December 31, 2018	$—	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2019 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2018	—	—

Net Assets at December 31, 2019	$—	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-44

Investment Options
Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B

1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/24/2019

$(21,554)	$(1,049)	$(12,622)	$(1,562,237)	$(30,841)	$(17,287)	$4,000
380,027	(303,852)	185,378	3,387,179	152,889	96,719	(163,670)
—	749,427	—	25,009,418	238,678	—	119,654
(563,059)	(1,098,465)	(157,506)	(40,715,205)	(343,246)	(207,056)	(144,942)

(204,586)	(653,939)	15,250	(13,880,845)	17,480	(127,624)	(184,958)

3,543	279,561	5,479	385,375	7,258	3,387	28,715
(4,968,577)	(716,464)	(2,843,479)	(13,978,182)	109,433	(22,933)	51,780
—	(393,118)	(13,822)	(977,080)	—	(8,484)	(9,272)
(377,401)	(119,447)	(87,647)	(19,591,715)	(294,909)	(162,682)	(416,115)
(565)	—	(227)	(16,072)	(546)	(415)	(1,136)
(3,564)	306	(1,242)	(3,335,993)	(7,004)	(4,715)	(5,602)

(5,346,564)	(949,162)	(2,940,938)	(37,513,667)	(185,768)	(195,842)	(351,630)

—	—	—	—	—	—	—

(5,551,150)	(1,603,101)	(2,925,688)	(51,394,512)	(168,288)	(323,466)	(536,588)
5,551,150	8,725,813	2,925,688	241,133,301	1,880,058	1,249,105	3,293,503

$—	$7,122,712	$—	$189,738,789	$1,711,770	$925,639	$2,756,915

$—	$(97,844)	$—	$(847,812)	$(21,707)	$(14,450)	$75,807
—	(22,868)	—	(573,335)	160,803	111,538	(352,608)
—	—	—	22,122,587	212,824	53,041	256,293
—	1,037,175	—	19,197,484	983	82,979	401,345

—	916,463	—	39,898,924	352,903	233,108	380,837

—	237,042	—	297,657	3,117	3,321	17,803
—	(155,313)	—	209,431	(1,579,807)	6,679	(3,042,534)
—	(721,633)	—	(849,909)	(3,479)	(3,013)	—
—	(249,876)	—	(22,712,772)	(480,067)	(257,111)	(99,718)
—	—	—	(15,105)	(436)	(389)	(447)
—	820	—	(3,268,340)	(4,001)	(3,145)	(12,856)

—	(888,960)	—	(26,339,038)	(2,064,673)	(253,658)	(3,137,752)

—	—	—	—	—	—	—

—	27,503	—	13,559,886	(1,711,770)	(20,550)	(2,756,915)
—	7,122,712	—	189,738,789	1,711,770	925,639	2,756,915

$—	$7,150,215	$—	$203,298,675	$—	$905,089	$—

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B

	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(3,223)	$13,432
Net realized gain/(loss) from sale of investments	243,700	45,590
Reinvested realized gain distributions	—	4,543
Net change in unrealized appreciation/(depreciation) of investments	(288,930)	(360,444)

Net increase/(decrease) resulting from operations	(48,453)	(296,879)

2018 Contract Transactions
Contract purchase payments	2,750	266,775
Transfers between investment divisions, net	(856,296)	(14,311)
Transfers on account of death	—	(640,492)
Transfers for annuity benefits, surrenders and partial withdrawals	(11,542)	(69,409)
Contract fees	(61)	(139)
Transfers–rider fees and other	(450)	(11,392)

Net increase/(decrease) from contract transactions	(865,599)	(468,968)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(914,052)	(765,847)
Net Assets at December 31, 2017	914,052	3,638,282

Net Assets at December 31, 2018	$—	$2,872,435

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$14,681
Net realized gain/(loss) from sale of investments	—	12,917
Reinvested realized gain distributions	—	3,423
Net change in unrealized appreciation/(depreciation) of investments	—	347,851

Net increase/(decrease) resulting from operations	—	378,872

2019 Contract Transactions
Contract purchase payments	—	1,050
Transfers between investment divisions, net	—	(72,176)
Transfers on account of death	—	(33,456)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(54,335)
Contract fees	—	(129)
Transfers–rider fees and other	—	(11,947)

Net increase/(decrease) from contract transactions	—	(170,993)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	207,879
Net Assets at December 31, 2018	—	2,872,435

Net Assets at December 31, 2019	$—	$3,080,314

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-46

Investment Options
BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Advantage Large Cap Core V.I. Class III	BlackRock Advantage Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2	Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2

1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(1,894,168)	$(30,208)	$(907,414)	$13,325	$(1,192)	$(1,439,088)	$(6,112)
16,442,167	4,515	10,278,246	(85,317)	9,080	1,766,762	11,108
29,840,835	191,052	39,623,503	168,377	45,435	16,941,489	66,573
(38,536,056)	(563,732)	(67,144,087)	(229,560)	(91,320)	(39,089,413)	(90,048)

5,852,778	(398,373)	(18,149,752)	(133,175)	(37,997)	(21,820,250)	(18,479)

286,044	145,075	641,106	14,547	1,935	263,616	531
(106,583,970)	6,575	(17,514,932)	708,405	46,806	3,212,499	38,117
(485,286)	(45,012)	(1,356,468)	—	(8,079)	(573,482)	(1,339)
(6,634,347)	(637,378)	(24,024,650)	(283,410)	(73,964)	(7,918,409)	(51,366)
(7,572)	(1,089)	(22,407)	(276)	(413)	(8,378)	(124)
(2,000,963)	(5)	(4,936,967)	112	(832)	(1,696,247)	(269)

(115,426,094)	(531,834)	(47,214,318)	439,378	(34,547)	(6,720,401)	(14,450)

—	—	—	—	—	—	—

(109,573,316)	(930,207)	(65,364,070)	306,203	(72,544)	(28,540,651)	(32,929)
201,274,217	4,888,928	339,171,752	1,134,715	663,572	120,385,295	429,688

$91,700,901	$3,958,721	$273,807,682	$1,440,918	$591,028	$91,844,644	$396,759

$(1,112,146)	$(23,326)	$(1,082,691)	$3,493	$(1,590)	$(1,237,579)	$(10,184)
(998,976)	(139,020)	825,341	(111,147)	14,718	(1,354,146)	26,788
1,055,682	131,116	15,809,079	57,068	31,150	8,945,439	92,109
18,809,013	577,240	54,503,184	340,410	82,241	11,379,386	33,959

17,753,573	546,010	70,054,913	289,824	126,519	17,733,100	142,672

113,056	98,828	453,540	13,443	4,802	195,304	11,656
(99,405,207)	(174,501)	(4,186,648)	(163,948)	499,525	11,525,389	6,552
(290,007)	(139,991)	(1,475,063)	(6,491)	—	(687,551)	(56,381)
(8,445,238)	(1,225,771)	(30,914,112)	(191,737)	(135,700)	(9,921,220)	(59,910)
(5,095)	(967)	(21,134)	(277)	(364)	(7,741)	(142)
(1,421,983)	(15)	(4,883,479)	1,350	603	(1,656,503)	(1)

(109,454,474)	(1,442,417)	(41,026,896)	(347,660)	368,866	(552,322)	(98,226)

—	—	—	—	—	—	—

(91,700,901)	(896,407)	29,028,017	(57,836)	495,385	17,180,778	44,446
91,700,901	3,958,721	273,807,682	1,440,918	591,028	91,844,644	396,759

$—	$3,062,314	$302,835,699	$1,383,082	$1,086,413	$109,025,422	$441,205

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Columbia Variable Portfolio- Large Cap Growth Class 2	CTIVPSM - Loomis Sayles Growth Fund

	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(716)	$(1,889)
Net realized gain/(loss) from sale of investments	25,546	(54,509)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(24,242)	46,199

Net increase/(decrease) resulting from operations	588	(10,199)

2018 Contract Transactions
Contract purchase payments	139	—
Transfers between investment divisions, net	(182,827)	(454,900)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(3,227)	(33,557)
Contract fees	(16)	(28)
Transfers–rider fees and other	—	(414)

Net increase/(decrease) from contract transactions	(185,931)	(488,899)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(185,343)	(499,098)
Net Assets at December 31, 2017	185,343	499,098

Net Assets at December 31, 2018	$—	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2019 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2018	—	—

Net Assets at December 31, 2019	$—	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-48

Investment Options
CTIVPSM - AQR Managed Futures Strategy Class 2	Davis Financial	Davis Real Estate	Davis Value	Wells Fargo VT International Equity Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019

$(484)	$(5,173)	$26,999	$(243,470)	$(895,154)	$(9,580)	$(4,758,378)
—	51,627	185,640	(1,568,714)	25,778,230	87,319	39,259,359
—	249,721	105,761	6,321,369	—	166,200	48,030,331
(3,747)	(532,986)	(474,707)	(9,696,523)	(27,008,071)	(412,232)	(114,602,038)

(4,231)	(236,811)	(156,307)	(5,187,338)	(2,124,995)	(168,293)	(32,070,726)

560	5,798	17,070	75,718	178,526	9,290	1,229,319
—	(35,362)	(99,229)	754,562	(232,286,596)	47,966	(101,467,592)
—	—	—	(153,620)	(249,232)	(9,821)	(2,097,547)
—	(353,697)	(352,556)	(6,677,277)	(3,968,832)	(496,176)	(35,548,276)
—	(616)	(1,050)	(5,916)	(4,376)	(1,391)	(37,371)
—	(3,878)	(5,046)	(327,277)	(1,120,655)	(2,426)	(6,743,606)

560	(387,755)	(440,811)	(6,333,810)	(237,451,165)	(452,558)	(144,665,073)

—	—	—	—	—	—	—

(3,671)	(624,566)	(597,118)	(11,521,148)	(239,576,160)	(620,851)	(176,735,799)
47,677	2,272,820	2,668,798	42,210,638	239,576,160	3,353,591	557,951,706

$44,006	$1,648,254	$2,071,680	$30,689,490	$—	$2,732,740	$381,215,907

$(519)	$(4,642)	$(14,362)	$(7,972)	$—	$(3,165)	$(4,556,360)
—	(22,174)	158,845	(3,491,480)	—	59,691	43,229,170
—	99,772	73,586	1,483,406	—	141,013	49,547,447
183	293,067	260,506	10,246,690	—	353,744	(16,346,972)

(336)	366,023	478,575	8,230,644	—	551,283	71,873,285

—	7,251	16,258	92,376	—	21,805	648,700
1,308	4,578	23,753	(866,107)	—	41,729	(417,150,303)
—	(48,969)	(35,807)	(223,230)	—	—	(1,824,797)
—	(314,615)	(225,722)	(6,212,710)	—	(697,161)	(29,323,159)
—	(611)	(1,060)	(5,116)	—	(1,350)	(25,857)
(1)	(1,517)	(4,555)	(289,019)	—	(1,407)	(5,413,776)

1,307	(353,883)	(227,133)	(7,503,806)	—	(636,384)	(453,089,192)

—	—	—	—	—	—	—

971	12,140	251,442	726,838	—	(85,101)	(381,215,907)
44,006	1,648,254	2,071,680	30,689,490	—	2,732,740	381,215,907

$44,977	$1,660,394	$2,323,122	$31,416,328	$—	$2,647,639	$—

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$72,183	$(8,565)
Net realized gain/(loss) from sale of investments	614,054	245,502
Reinvested realized gain distributions	748,345	327,795
Net change in unrealized appreciation/(depreciation) of investments	(2,842,051)	(537,377)

Net increase/(decrease) resulting from operations	(1,407,469)	27,355

2018 Contract Transactions
Contract purchase payments	28,092	2,113
Transfers between investment divisions, net	(185,989)	(2,108,717)
Transfers on account of death	(89,654)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,318,679)	(98,904)
Contract fees	(3,067)	(213)
Transfers–rider fees and other	(121,844)	(624)

Net increase/(decrease) from contract transactions	(2,691,141)	(2,206,345)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(4,098,610)	(2,178,990)
Net Assets at December 31, 2017	16,805,312	2,178,990

Net Assets at December 31, 2018	$12,706,702	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$29,239	$—
Net realized gain/(loss) from sale of investments	148,975	—
Reinvested realized gain distributions	898,440	—
Net change in unrealized appreciation/(depreciation) of investments	1,870,321	—

Net increase/(decrease) resulting from operations	2,946,975	—

2019 Contract Transactions
Contract purchase payments	15,699	—
Transfers between investment divisions, net	(260,538)	—
Transfers on account of death	(136,978)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,426,056)	—
Contract fees	(2,738)	—
Transfers–rider fees and other	(111,739)	—

Net increase/(decrease) from contract transactions	(2,922,350)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	24,625	—
Net Assets at December 31, 2018	12,706,702	—

Net Assets at December 31, 2019	$12,731,327	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-50

Investment Options
Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$338,307	$(2,353,266)	$464	$(18,158)	$(328,268)	$(112,347)	$18,972
(20,106)	7,473,866	29,333	—	437,844	(198,608)	220,993
347,015	20,344,320	—	—	1,497,027	—	280,615
(1,962,407)	(58,965,627)	(92,882)	—	1,191,692	334,687	(1,039,425)

(1,297,191)	(33,500,707)	(63,085)	(18,158)	2,798,295	23,732	(518,845)

97,106	487,210	10,567	1,672,712	769,257	52,200	27,833
1,758,862	(3,369,433)	145,567	7,415,717	(1,550,746)	66,102	(64,115)
(336,318)	(1,201,302)	(17,860)	(4,195,451)	(1,235,249)	(161,244)	—
(9,780,432)	(25,548,203)	(107,443)	(4,495,319)	(764,428)	(1,278,645)	(546,451)
(6,811)	(21,964)	(112)	(5,957)	—	(907)	(1,341)
(463,129)	(2,935,658)	—	984	(7,933)	(1,266)	(9,980)

(8,730,722)	(32,589,350)	30,719	392,686	(2,789,099)	(1,323,760)	(594,054)

—	—	—	84,579	—	—	—

(10,027,913)	(66,090,057)	(32,366)	459,107	9,196	(1,300,028)	(1,112,899)
56,095,776	246,241,907	348,487	19,425,587	24,705,010	7,743,788	3,691,816

$46,067,863	$180,151,850	$316,121	$19,884,694	$24,714,206	$6,443,760	$2,578,917

$411,922	$(1,558,262)	$(3,027)	$56,584	$(395,076)	$348,840	$29,840
(836,520)	(1,738,116)	8,933	15	726,137	(169,124)	(4,296)
—	22,832,548	13,073	—	2,460,135	—	489,936
3,843,705	18,322,447	56,574	(15)	6,650,569	(149,625)	(185,377)

3,419,107	37,858,617	75,553	56,584	9,441,765	30,091	330,103

96,401	366,485	3,294	371,427	808,917	349,223	25,566
1,763,808	11,235,033	(7,821)	5,447,493	(505,341)	51,790	99,597
(754,584)	(1,072,563)	—	(962,095)	(912,744)	(342,530)	(7,200)
(7,905,222)	(25,389,688)	(72,491)	(4,391,677)	(1,446,107)	(707,326)	(407,657)
(6,000)	(19,725)	(106)	(6,116)	—	(796)	(1,095)
(419,771)	(2,818,651)	—	34,719	(1,595)	(409)	(8,084)

(7,225,368)	(17,699,109)	(77,124)	493,751	(2,056,870)	(650,048)	(298,873)

—	—	—	(58,368)	—	—	—

(3,806,261)	20,159,508	(1,571)	491,967	7,384,895	(619,957)	31,230
46,067,863	180,151,850	316,121	19,884,694	24,714,206	6,443,760	2,578,917

$42,261,602	$200,311,358	$314,550	$20,376,661	$32,099,101	$5,823,803	$2,610,147

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,232,936	$161,556
Net realized gain/(loss) from sale of investments	(369,335)	109,147
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(35,556,413)	(516,112)

Net increase/(decrease) resulting from operations	(33,692,812)	(245,409)

2018 Contract Transactions
Contract purchase payments	570,381	4,387
Transfers between investment divisions, net	17,159,900	126,740
Transfers on account of death	(902,657)	(54,130)
Transfers for annuity benefits, surrenders and partial withdrawals	(10,274,880)	(1,017,752)
Contract fees	(12,109)	(952)
Transfers–rider fees and other	(2,781,435)	(3,692)

Net increase/(decrease) from contract transactions	3,759,200	(945,399)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(29,933,612)	(1,190,808)
Net Assets at December 31, 2017	198,906,211	5,328,251

Net Assets at December 31, 2018	$168,972,599	$4,137,443

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$450,930	$168,744
Net realized gain/(loss) from sale of investments	(4,826,989)	45,873
Reinvested realized gain distributions	1,853,254	71,243
Net change in unrealized appreciation/(depreciation) of investments	21,334,813	276,141

Net increase/(decrease) resulting from operations	18,812,008	562,001

2019 Contract Transactions
Contract purchase payments	373,633	109,862
Transfers between investment divisions, net	16,112,085	243,298
Transfers on account of death	(1,165,534)	(352,709)
Transfers for annuity benefits, surrenders and partial withdrawals	(13,161,645)	(604,328)
Contract fees	(11,583)	(686)
Transfers–rider fees and other	(2,839,908)	(3,937)

Net increase/(decrease) from contract transactions	(692,952)	(608,500)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	18,119,056	(46,499)
Net Assets at December 31, 2018	168,972,599	4,137,443

Net Assets at December 31, 2019	$187,091,655	$4,090,944

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-52

Investment Options
Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2	Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class

1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

$17,619	$3,820,382	$(25,261)	$(472,714)	$344,663	$(483,443)	$(1,041)
174,217	(6,177,975)	906,962	(198,253)	(233,865)	(3,464,053)	75,833
84,293	—	757,159	13,139,793	823,362	—	—
(502,889)	(1,396,703)	(2,266,110)	(24,091,408)	(2,556,974)	1,404,056	(79,667)

(226,760)	(3,754,296)	(627,250)	(11,622,582)	(1,622,814)	(2,543,440)	(4,875)

774	676,497	11,051	195,410	577,199	93,075	—
(156,861)	8,862,641	(62,425)	2,036,663	(733,537)	(122,868,893)	(281,866)
—	(1,888,692)	(34,430)	(506,444)	(1,654,688)	(199,103)	—
(573,123)	(22,376,775)	(2,339,287)	(10,247,864)	(848,680)	(1,110,855)	(398)
(316)	(23,228)	(2,283)	(8,022)	—	(2,563)	(37)
(3,478)	(4,493,419)	(59,527)	(1,146,654)	(1,732)	(549,362)	(82)

(733,004)	(19,242,976)	(2,486,901)	(9,676,911)	(2,661,438)	(124,637,701)	(282,383)

—	—	—	—	—	—	—

(959,764)	(22,997,272)	(3,114,151)	(21,299,493)	(4,284,252)	(127,181,141)	(287,258)
2,900,105	306,761,828	13,134,361	92,630,345	31,257,378	127,181,141	287,258

$1,940,341	$283,764,556	$10,020,210	$71,330,852	$26,973,126	$—	$—

$3,302	$4,958,225	$196	$(299,782)	$288,123	$—	$—
49,840	(13,213,617)	369,239	(5,892,741)	51,070	—	—
188,931	—	1,587,235	12,917,137	1,642,669	—	—
129,038	18,886,893	(113,093)	9,986,920	4,379,262	—	—

371,111	10,631,501	1,843,577	16,711,534	6,361,124	—	—

740	458,585	4,597	153,704	834,513	—	—
(8,331)	(267,243,571)	(10,036,784)	(787,110)	(425,118)	—	—
(12,586)	(2,039,028)	(209,213)	(440,548)	(1,135,075)	—	—
(389,592)	(21,870,274)	(1,578,353)	(9,904,006)	(1,412,989)	—	—
(303)	(18,313)	(1,726)	(7,198)	—	—	—
(2,716)	(3,683,456)	(42,308)	(1,084,158)	1,884	—	—

(412,788)	(294,396,057)	(11,863,787)	(12,069,316)	(2,136,785)	—	—

—	—	—	—	—	—	—

(41,677)	(283,764,556)	(10,020,210)	4,642,218	4,224,339	—	—
1,940,341	283,764,556	10,020,210	71,330,852	26,973,126	—	—

$1,898,664	$—	$—	$75,973,070	$31,197,465	$—	$—

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Growth Service Class	MFS Investors Trust Service Class

	1/1/2018 to 4/6/2018	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(7,816)	$(1,379)
Net realized gain/(loss) from sale of investments	375,419	39,139
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(318,400)	(43,247)

Net increase/(decrease) resulting from operations	49,203	(5,487)

2018 Contract Transactions
Contract purchase payments	5,676	—
Transfers between investment divisions, net	(1,722,628)	(335,879)
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(107,145)	(57,077)
Contract fees	(254)	(34)
Transfers–rider fees and other	(686)	(293)

Net increase/(decrease) from contract transactions	(1,825,037)	(393,283)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,775,834)	(398,770)
Net Assets at December 31, 2017	1,775,834	398,770

Net Assets at December 31, 2018	$—	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	—	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	—

Net increase/(decrease) resulting from operations	—	—

2019 Contract Transactions
Contract purchase payments	—	—
Transfers between investment divisions, net	—	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	—
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	—
Net Assets at December 31, 2018	—	—

Net Assets at December 31, 2019	$—	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-54

Investment Options
MFS New Discovery Series Service Class	MFS Strategic Income Service Class	MFS Total Return Service Class	MFS Utilities Service Class	MFS Value Service Class	MFS Technology Service Class	MFS VIT II International Intrinsic Value Fund

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(648,166)	$8,865	$32,221	$(553,901)	$(4,253)	$(439,323)	$(34,783)
1,152,165	(3,208)	512,123	1,165,925	108,384	3,085,567	145,541
5,936,354	—	334,477	358,263	—	1,648,151	100,878
(7,031,741)	(21,950)	(1,408,164)	(1,382,660)	(149,518)	(3,738,762)	(1,186,656)

(591,388)	(16,293)	(529,343)	(412,373)	(45,387)	555,633	(975,020)

125,134	2,750	13,808	199,996	12,921	83,637	318,810
(4,694,082)	19,206	12,979	(386,672)	(999,066)	(2,686,857)	125,268
(166,365)	—	(18,964)	(516,989)	(17,432)	(118,024)	(425,648)
(1,911,211)	(42,354)	(1,561,762)	(6,742,414)	(169,437)	(1,596,452)	(215,525)
(3,066)	(194)	(3,286)	(6,723)	(59)	(2,178)	—
(626,106)	(224)	(12,968)	(1,361,123)	(369)	(430,015)	(1,331)

(7,275,696)	(20,816)	(1,570,193)	(8,813,925)	(1,173,442)	(4,749,889)	(198,426)

—	—	—	—	—	—	—

(7,867,084)	(37,109)	(2,099,536)	(9,226,298)	(1,218,829)	(4,194,256)	(1,173,446)
44,652,627	476,676	8,392,338	94,387,304	1,218,829	29,272,139	9,000,321

$36,785,543	$439,567	$6,292,802	$85,161,006	$—	$25,077,883	$7,826,875

$(626,593)	$7,954	$30,751	$2,207,282	$—	$(417,242)	$9,937
1,666,865	(747)	367,329	13,679,557	—	2,757,615	137,236
7,990,828	—	165,233	256,145	—	2,923,751	269,578
4,728,543	34,279	499,688	615,748	—	2,817,203	1,427,797

13,759,643	41,486	1,063,001	16,758,732	—	8,081,327	1,844,548

85,604	1,500	21,701	107,330	—	48,019	35,519
(2,856,030)	25,982	(143,809)	(94,044,132)	—	(1,911,848)	81,068
(301,611)	—	(143,707)	(407,671)	—	(248,651)	(296,346)
(2,773,132)	(15,355)	(1,116,720)	(6,439,219)	—	(2,179,714)	(349,026)
(2,959)	(167)	(2,787)	(5,450)	—	(2,134)	—
(630,665)	(273)	(12,219)	(1,130,596)	—	(427,035)	(41)

(6,478,793)	11,687	(1,397,541)	(101,919,738)	—	(4,721,363)	(528,826)

—	—	—	—	—	—	—

7,280,850	53,173	(334,540)	(85,161,006)	—	3,359,964	1,315,722
36,785,543	439,567	6,292,802	85,161,006	—	25,077,883	7,826,875

$44,066,393	$492,740	$5,958,262	$—	$—	$28,437,847	$9,142,597

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(145,582)	$(350,694)
Net realized gain/(loss) from sale of investments	(83,537)	11,674,774
Reinvested realized gain distributions	4,235,038	—
Net change in unrealized appreciation/(depreciation) of investments	(8,278,477)	(13,578,397)

Net increase/(decrease) resulting from operations	(4,272,558)	(2,254,317)

2018 Contract Transactions
Contract purchase payments	178,174	52,311
Transfers between investment divisions, net	(2,075,844)	(87,766,277)
Transfers on account of death	(119,901)	(97,041)
Transfers for annuity benefits, surrenders and partial withdrawals	(852,172)	(2,503,995)
Contract fees	(2,747)	(2,105)
Transfers–rider fees and other	(684,792)	(399,124)

Net increase/(decrease) from contract transactions	(3,557,282)	(90,716,231)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(7,829,840)	(92,970,548)
Net Assets at December 31, 2017	50,856,770	92,970,548

Net Assets at December 31, 2018	$43,026,930	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(95,327)	$—
Net realized gain/(loss) from sale of investments	(241,537)	—
Reinvested realized gain distributions	3,707,878	—
Net change in unrealized appreciation/(depreciation) of investments	8,057,977	—

Net increase/(decrease) resulting from operations	11,428,991	—

2019 Contract Transactions
Contract purchase payments	125,940	—
Transfers between investment divisions, net	(396,068)	—
Transfers on account of death	(167,668)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,595,493)	—
Contract fees	(2,712)	—
Transfers–rider fees and other	(713,381)	—

Net increase/(decrease) from contract transactions	(2,749,382)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	8,679,609	—
Net Assets at December 31, 2018	43,026,930	—

Net Assets at December 31, 2019	$51,706,539	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-56

Investment Options
Invesco Oppenheimer International Growth Fund	Invesco Oppenheimer Main St Small Cap Service Class	Invesco Oppenheimer Global Strategy Income	PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Balanced Allocation Portfolio Advisor Class

1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019

$(43,256)	$(3,543,422)	$10,671,193	$4,267	$14,809	$3,680,835	$(1,803)
152,998	6,605,806	(9,034,384)	(66,106)	(96,859)	(10,211,435)	35,764
114,283	32,932,479	—	—	—	3,773,575	144,553
(1,511,789)	(62,085,778)	(22,659,509)	35,939	20,823	(8,410,633)	(262,364)

(1,287,764)	(26,090,915)	(21,022,700)	(25,900)	(61,227)	(11,167,658)	(83,850)

223,369	582,014	753,983	409	2,786	736,221	13,605
(1,070,132)	(9,272,102)	11,896,996	75,434	67,209	(217,489,356)	(981)
(330,774)	(1,053,827)	(1,969,141)	(71,423)	(7,655)	(2,119,936)	(228,680)
(217,949)	(16,577,918)	(28,130,133)	(397,782)	(509,390)	(30,379,894)	(98,704)
(133)	(17,504)	(26,547)	(366)	(417)	(31,711)	—
(1,889)	(3,828,437)	(5,157,985)	(1)	28	(6,035,804)	2

(1,397,508)	(30,167,774)	(22,632,827)	(393,729)	(447,439)	(255,320,480)	(314,758)

—	—	—	—	—	—	—

(2,685,272)	(56,258,689)	(43,655,527)	(419,629)	(508,666)	(266,488,138)	(398,608)
7,454,433	264,025,170	359,909,768	1,869,013	1,947,674	578,509,034	1,537,258

$4,769,161	$207,766,481	$316,254,241	$1,449,384	$1,439,008	$312,020,896	$1,138,650

$(31,925)	$(2,708,199)	$7,377,601	$18,796	$(1,569)	$3,840,296	$6,868
(53,070)	(18,062,140)	(19,819,943)	(1,163)	(100,555)	(647,509)	(4,948)
260,726	22,047,792	—	—	—	—	—
1,015,858	28,763,680	34,278,153	24,267	185,527	18,205,712	186,465

1,191,589	30,041,133	21,835,811	41,900	83,403	21,398,499	188,385

42,844	346,238	503,840	293	2,766	496,678	1,160
(250,582)	(218,438,513)	(306,894,459)	24,967	(5,201)	(300,687,118)	—
(134,700)	(1,109,416)	(2,190,019)	(435)	(49,143)	(1,835,536)	(64,667)
(263,822)	(15,517,352)	(25,277,118)	(227,564)	(674,104)	(27,218,760)	(22,874)
—	(13,603)	(21,119)	(313)	(336)	(21,811)	—
172	(3,074,968)	(4,211,177)	(710)	—	(4,152,848)	914

(606,088)	(237,807,614)	(338,090,052)	(203,762)	(726,018)	(333,419,395)	(85,467)

—	—	—	—	—	—	—

585,501	(207,766,481)	(316,254,241)	(161,862)	(642,615)	(312,020,896)	102,918
4,769,161	207,766,481	316,254,241	1,449,384	1,439,008	312,020,896	1,138,650

$5,354,662	$—	$—	$1,287,522	$796,393	$—	$1,241,568

B-57

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	PIMCO Dynamic Bond Portfolio Advisor Class	Pioneer Equity Income VCT Class II

	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$26,405	$128,491
Net realized gain/(loss) from sale of investments	(417)	22,050,292
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(34,778)	(28,971,725)

Net increase/(decrease) resulting from operations	(8,790)	(6,792,942)

2018 Contract Transactions
Contract purchase payments	35,262	162,257
Transfers between investment divisions, net	148,923	(199,464,212)
Transfers on account of death	(40,773)	(198,843)
Transfers for annuity benefits, surrenders and partial withdrawals	(77,377)	(1,734,500)
Contract fees	—	(2,587)
Transfers–rider fees and other	31	(534,839)

Net increase/(decrease) from contract transactions	66,066	(201,772,724)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	57,276	(208,565,666)
Net Assets at December 31, 2017	1,942,851	208,565,666

Net Assets at December 31, 2018	$2,000,127	$—

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$60,446	$—
Net realized gain/(loss) from sale of investments	4,309	—
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	4,039	—

Net increase/(decrease) resulting from operations	68,794	—

2019 Contract Transactions
Contract purchase payments	79,500	—
Transfers between investment divisions, net	11,477	—
Transfers on account of death	(72,039)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(57,246)	—
Contract fees	—	—
Transfers–rider fees and other	1	—

Net increase/(decrease) from contract transactions	(38,307)	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	30,487	—
Net Assets at December 31, 2018	2,000,127	—

Net Assets at December 31, 2019	$2,030,614	$—

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-58

Investment Options
Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II	Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Ivy VIP Mid Cap Growth Class II	Ivy VIP Global Bond Class II

1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019

$—	$(1,736,523)	$1,124,038	$49,766	$132,321	$(491,799)	$80,605
(4,571)	4,939,160	(294,403)	11,171,694	(39,717)	22,383,564	(25,071)
—	15,260,893	186,852	8,829,919	—	—	—
3,572	(57,509,869)	(2,687,212)	(27,464,163)	(453,628)	(18,866,158)	(139,880)

(999)	(39,046,339)	(1,670,725)	(7,412,784)	(361,024)	3,025,607	(84,346)

—	302,807	425,961	926,139	432,421	97,226	172,942
(55,460)	11,557,927	152,205	(126,392,124)	(79,644)	(124,385,194)	(21,908)
—	(785,824)	(2,080,471)	(869,178)	(352,011)	(96,590)	(188,548)
—	(15,328,699)	(1,403,139)	(1,469,256)	(228,462)	(1,012,845)	(121,552)
(6)	(12,586)	(2,762)	(1,661)	—	(1,673)	—
—	(2,779,802)	(633,225)	(331,181)	441	(304,859)	53

(55,466)	(7,046,177)	(3,541,431)	(128,137,261)	(227,255)	(125,703,935)	(159,013)

—	—	—	—	—	—	—

(56,465)	(46,092,516)	(5,212,156)	(135,550,045)	(588,279)	(122,678,328)	(243,359)
56,465	197,074,552	69,268,040	148,596,565	9,025,571	122,678,328	5,562,820

$—	$150,982,036	$64,055,884	$13,046,520	$8,437,292	$—	$5,319,461

$—	$(637,240)	$1,065,461	$82,450	$85,620	$—	$122,244
—	1,180,227	34,525	(2,494)	(43,656)	—	(842)
—	10,575,719	—	1,560,206	—	—	—
—	27,327,439	3,571,867	1,835,990	559,634	—	283,942

—	38,446,145	4,671,853	3,476,152	601,598	—	405,344

—	249,614	258,354	369,835	1,095,460	—	39,088
—	(2,947,359)	681,483	(1,888)	(412,410)	—	28,367
—	(722,082)	(826,496)	(454,214)	(248,683)	—	(332,554)
—	(18,598,261)	(2,507,524)	(1,015,425)	(337,819)	—	(446,268)
—	(11,991)	(2,716)	—	—	—	—
—	(2,750,791)	(666,145)	1,623	1,697	—	3,425

—	(24,780,870)	(3,063,044)	(1,100,069)	98,245	—	(707,942)

—	—	—	—	—	—	—

—	13,665,275	1,608,809	2,376,083	699,843	—	(302,598)
—	150,982,036	64,055,884	13,046,520	8,437,292	—	5,319,461

$—	$164,647,311	$65,664,693	$15,422,603	$9,137,135	$—	$5,016,863

B-59

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Ivy VIP High Income Class II	Putnam VT Equity Income Class IB	Putnam VT Multi Asset Absolute Return Class IB

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$434,523	$(1,017,283)	$(16,593)
Net realized gain/(loss) from sale of investments	(90,454)	5,936,886	(6,446)
Reinvested realized gain distributions	—	5,932,379	73,236
Net change in unrealized appreciation/(depreciation) of investments	(617,464)	(23,012,255)	(221,681)

Net increase/(decrease) resulting from operations	(273,395)	(12,160,273)	(171,484)

2018 Contract Transactions
Contract purchase payments	163,807	465,432	17,186
Transfers between investment divisions, net	(137,399)	(3,779,795)	(843)
Transfers on account of death	(281,734)	(617,456)	(63,210)
Transfers for annuity benefits, surrenders and partial withdrawals	(345,100)	(5,411,835)	(22,483)
Contract fees	—	(8,223)	—
Transfers–rider fees and other	113	(1,948,482)	42

Net increase/(decrease) from contract transactions	(600,313)	(11,300,359)	(69,308)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(873,708)	(23,460,632)	(240,792)
Net Assets at December 31, 2017	8,748,937	138,143,122	1,952,018

Net Assets at December 31, 2018	$7,875,229	$114,682,490	$1,711,226

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$434,140	$744,789	$(22,866)
Net realized gain/(loss) from sale of investments	(100,753)	4,634,602	(12,918)
Reinvested realized gain distributions	—	11,269,065	—
Net change in unrealized appreciation/(depreciation) of investments	414,905	15,004,656	118,221

Net increase/(decrease) resulting from operations	748,292	31,653,112	82,437

2019 Contract Transactions
Contract purchase payments	54,089	244,448	3,770
Transfers between investment divisions, net	20,002	(3,201,355)	(146,318)
Transfers on account of death	(332,054)	(947,729)	(94,125)
Transfers for annuity benefits, surrenders and partial withdrawals	(520,483)	(8,415,022)	(80,761)
Contract fees	—	(8,008)	—
Transfers–rider fees and other	3,195	(2,009,285)	—

Net increase/(decrease) from contract transactions	(775,251)	(14,336,951)	(317,434)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(26,959)	17,316,161	(234,997)
Net Assets at December 31, 2018	7,875,229	114,682,490	1,711,226

Net Assets at December 31, 2019	$7,848,270	$131,998,651	$1,476,229

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-60

Investment Options
Putnam VT Small Cap Value Class IB	Putnam VT Multi Cap Core Fund Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	DWS Alternative Asset Allocation VIP Class B	Janus Henderson Enterprise Service Shares	Janus Henderson Global Technology Service Shares

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$(74,394)	$(431,741)	$13,212	$101,254	$3,819	$(122,289)	$(249,995)
(161,776)	2,923,275	(117,518)	32,087	(8,536)	203,095	5,919,451
2,547,529	11,206,366	—	6,766	—	520,376	2,221,615
(4,053,430)	(23,226,548)	(434,040)	(488,699)	(49,922)	(736,005)	(7,021,792)

(1,742,071)	(9,528,648)	(538,346)	(348,592)	(54,639)	(134,823)	869,279

124,703	369,686	89,684	27,645	20,551	87,820	428,747
(48,914)	(6,115,341)	(144,648)	(395)	39,696	(147,591)	(5,313,531)
(171,000)	(514,240)	(183,231)	(87,409)	(56,308)	(297,691)	(407,881)
(163,176)	(4,333,917)	(73,319)	(32,061)	(68,236)	(363,732)	(5,649,896)
(182)	(7,381)	—	—	—	—	(4,852)
(44,046)	(1,730,371)	(59)	(231)	(12)	304	(959,107)

(302,615)	(12,331,564)	(311,573)	(92,451)	(64,309)	(720,890)	(11,906,520)

—	—	—	—	—	—	—

(2,044,686)	(21,860,212)	(849,919)	(441,043)	(118,948)	(855,713)	(11,037,241)
8,654,837	123,730,642	2,947,478	2,637,051	585,856	10,337,425	69,833,121

$6,610,151	$101,870,430	$2,097,559	$2,196,008	$466,908	$9,481,712	$58,795,880

$(56,833)	$(385,036)	$4,506	$(36,472)	$10,959	$(142,114)	$(674,640)
(409,139)	1,980,871	(25,670)	24,887	(2,589)	209,723	7,726,081
802,031	12,116,538	—	31,345	—	697,565	4,291,888
1,166,989	15,649,716	411,263	807,802	52,109	2,330,029	11,756,738

1,503,048	29,362,089	390,099	827,562	60,479	3,095,203	23,100,067

55,105	240,594	35,693	4,025	17,711	70,097	454,584
283,149	(2,339,949)	(28,744)	(40,940)	(5,399)	(90,820)	(7,018,609)
(146,534)	(793,659)	(56,934)	—	—	(321,868)	(482,883)
(249,210)	(6,919,341)	(195,768)	(34,885)	(6,285)	(641,442)	(6,737,972)
(186)	(7,165)	—	—	—	—	(4,613)
(47,365)	(1,778,057)	(98)	72	—	91	(934,105)

(105,041)	(11,597,577)	(245,851)	(71,728)	6,027	(983,942)	(14,723,598)

—	—	—	—	—	—	—

1,398,007	17,764,512	144,248	755,834	66,506	2,111,261	8,376,469
6,610,151	101,870,430	2,097,559	2,196,008	466,908	9,481,712	58,795,880

$8,008,158	$119,634,942	$2,241,807	$2,951,842	$533,414	$11,592,973	$67,172,349

B-61

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II	QS Legg Mason Dynamic Multi- Strategy VIT Class II

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,400)	$(160,201)	$231
Net realized gain/(loss) from sale of investments	48,014	533,659	632
Reinvested realized gain distributions	354,077	1,230,818	—
Net change in unrealized appreciation/(depreciation) of investments	(866,448)	(1,225,036)	(93,257)

Net increase/(decrease) resulting from operations	(465,757)	379,240	(92,394)

2018 Contract Transactions
Contract purchase payments	61,764	262,818	21,562
Transfers between investment divisions, net	(2,057)	(1,030,153)	998
Transfers on account of death	(151,585)	(399,301)	(404,899)
Transfers for annuity benefits, surrenders and partial withdrawals	(219,619)	(304,881)	(31,654)
Contract fees	—	(191)	—
Transfers–rider fees and other	(83)	(44,593)	551

Net increase/(decrease) from contract transactions	(311,580)	(1,516,301)	(413,442)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(777,337)	(1,137,061)	(505,836)
Net Assets at December 31, 2017	6,314,484	11,121,926	1,420,615

Net Assets at December 31, 2018	$5,537,147	$9,984,865	$914,779

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$(71,366)	$(157,901)	$6,336
Net realized gain/(loss) from sale of investments	106,166	239,334	6,272
Reinvested realized gain distributions	7,177	1,142,315	—
Net change in unrealized appreciation/(depreciation) of investments	802,782	1,229,684	112,353

Net increase/(decrease) resulting from operations	844,759	2,453,432	124,961

2019 Contract Transactions
Contract purchase payments	13,185	51,565	10,600
Transfers between investment divisions, net	(363,937)	84,573	6,262
Transfers on account of death	(380,511)	(154,313)	(72,147)
Transfers for annuity benefits, surrenders and partial withdrawals	(546,145)	(575,891)	(11,112)
Contract fees	—	(200)	—
Transfers–rider fees and other	1,693	(46,492)	106

Net increase/(decrease) from contract transactions	(1,275,715)	(640,758)	(66,291)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(430,956)	1,812,674	58,670
Net Assets at December 31, 2018	5,537,147	9,984,865	914,779

Net Assets at December 31, 2019	$5,106,191	$11,797,539	$973,449

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-62

Investment Options
Western Asset Core Plus VIT Class II	Merger Fund VL	Guggenheim VT Multi- Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II	T. Rowe Price Blue Chip Growth Portfolio II	Morgan Stanley Emerging Markets Equity Portfolio Class II

1/1/2018 to 10/18/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 4/6/2018	1/1/2018 to 12/31/2019

$870,022	$(14,655)	$(10,811)	$(21,043)	$(118,942)	$(201,504)	$(34,433)
(67,078)	4,367	3,405	9,724	85,962	16,494,704	22,170
—	27,621	—	236,503	467,834	—	—
(2,615,523)	118,692	(48,837)	(477,123)	(366,892)	(14,659,919)	(796,784)

(1,812,579)	136,025	(56,243)	(251,939)	67,962	1,633,281	(809,047)

144,895	43,216	50,842	74,290	393,652	44,127	66,882
2,435,123	73,331	(14,029)	(30,275)	(586,708)	(52,122,051)	104,956
(191,833)	(74,643)	(25,423)	(98,767)	(496,076)	(24,381)	(140,516)
(809,353)	(87,372)	(24,247)	(38,865)	(289,891)	(258,463)	(111,185)
(2,575)	—	—	—	—	(477)	—
(597,600)	2	—	(74)	(5,978)	(89,770)	(440)

978,657	(45,466)	(12,857)	(93,691)	(985,001)	(52,451,015)	(80,303)

—	—	—	—	—	—	—

(833,922)	90,559	(69,100)	(345,630)	(917,039)	(50,817,734)	(889,350)
43,530,428	2,422,214	910,019	1,832,219	8,624,889	50,817,734	4,320,401

$42,696,506	$2,512,773	$840,919	$1,486,589	$7,707,850	$—	$3,431,051

$(496,817)	$(7,598)	$8,391	$(10,366)	$(116,293)	$—	$(12,038)
2,198,921	11,921	4,028	(27,030)	5,513	—	11,623
—	112,447	—	—	406,178	—	260,688
2,374,130	2,358	18,353	95,384	1,727,493	—	350,902

4,076,234	119,128	30,772	57,988	2,022,891	—	611,175

99,011	10,034	4,460	25,259	168,152	—	111,071
(44,919,925)	21,544	(34,372)	(42,508)	(61,583)	—	52,258
(300,867)	(42,254)	(68,782)	(35,829)	(313,948)	—	(93,399)
(1,131,123)	(113,409)	(78,067)	(82,778)	(264,179)	—	(138,906)
(2,054)	—	—	—	—	—	—
(517,782)	—	405	39	2,135	—	2,695

(46,772,740)	(124,085)	(176,356)	(135,817)	(469,423)	—	(66,281)

—	—	—	—	—	—	—

(42,696,506)	(4,957)	(145,584)	(77,829)	1,553,468	—	544,894
42,696,506	2,512,773	840,919	1,486,589	7,707,850	—	3,431,051

$—	$2,507,816	$695,335	$1,408,760	$9,261,318	$—	$3,975,945

B-63

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

	Morgan Stanley Global Infrastructure Portfolio Class II	VanEck VIP Global Hard Assets Service Class	Virtus Duff & Phelps Real Estate Securities Series

	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$823	$(16,861)	$9,467
Net realized gain/(loss) from sale of investments	—	(23,623)	(284,563)
Reinvested realized gain distributions	1,600	—	282,522
Net change in unrealized appreciation/(depreciation) of investments	(5,797)	(405,297)	(315,442)

Net increase/(decrease) resulting from operations	(3,374)	(445,781)	(308,016)

2018 Contract Transactions
Contract purchase payments	7,707	82,907	53,494
Transfers between investment divisions, net	—	(345,249)	(202,757)
Transfers on account of death	—	(84,247)	(287,861)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(62,581)	(142,073)
Contract fees	—	—	—
Transfers–rider fees and other	—	624	133

Net increase/(decrease) from contract transactions	7,707	(408,546)	(579,064)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	4,333	(854,327)	(887,080)
Net Assets at December 31, 2017	34,796	1,913,148	4,330,198

Net Assets at December 31, 2018	$39,129	$1,058,821	$3,443,118

2019 Increase/(Decrease) from Operations
Net investment income/(expense)	$243	$(15,553)	$12,402
Net realized gain/(loss) from sale of investments	89	(23,841)	(72,658)
Reinvested realized gain distributions	1,555	—	402,608
Net change in unrealized appreciation/(depreciation) of investments	9,332	142,014	541,988

Net increase/(decrease) resulting from operations	11,219	102,620	884,340

2019 Contract Transactions
Contract purchase payments	2,891	235	109,954
Transfers between investment divisions, net	20,856	28,089	(8,720)
Transfers on account of death	(14,280)	(65,336)	(155,845)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(81,993)	(181,427)
Contract fees	—	—	—
Transfers–rider fees and other	—	12,769	—

Net increase/(decrease) from contract transactions	9,467	(106,236)	(236,038)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	20,686	(3,616)	648,302
Net Assets at December 31, 2018	39,129	1,058,821	3,443,118

Net Assets at December 31, 2019	$59,815	$1,055,205	$4,091,420

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-64

Investment Options
American Funds Insurance Series Asset Allocation Class 4	American Funds Insurance Series Bond Class 4	American Funds Insurance Series Global Growth Class 4	American Funds Insurance Series Global Growth and Income Class 4	American Funds Insurance Series Growth Class 4	American Funds Insurance Series Growth and Income Class 4	American Funds Insurance Series US Government/ AAA-Rated Securities Class 4

1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019	1/1/2018 to 12/31/2019

$10,584	$2,418	$(964)	$1,428	$(5,479)	$1,628	$2,199
240	(40)	—	—	(4,315)	550	(25)
57,595	158	23,484	17,832	78,517	46,945	—
(148,803)	(3,049)	(60,962)	(45,996)	(88,463)	(85,334)	(1,019)

(80,384)	(513)	(38,442)	(26,736)	(19,740)	(36,211)	1,155

453,762	93,161	113,509	23,940	109,588	149,648	137,271
16,967	14,804	14,804	16,505	(4,623)	66,907	7,402
—	—	—	—	—	—	—
(724)	(1,124)	—	—	(8,156)	—	(649)
—	—	—	—	—	—	—
—	—	—	—	27	—	—

470,005	106,841	128,313	40,445	96,836	216,555	144,024

—	—	—	—	—	—	—

389,621	106,328	89,871	13,709	77,096	180,344	145,179
1,204,931	64,805	247,464	197,377	649,576	414,756	78,465

$1,594,552	$171,133	$337,335	$211,086	$726,672	$595,100	$223,644

$15,315	$12,602	$(2,210)	$1,465	$(5,516)	$3,030	$3,962
2,034	443	5,382	(136)	(458)	7,427	802
92,718	—	29,379	13,429	96,761	83,829	—
215,932	5,952	114,742	52,781	133,525	83,691	17,005

325,999	18,997	147,293	67,539	224,312	177,977	21,769

321,479	37,497	70,151	32,535	85,921	315,230	99,122
(88,908)	589,109	100,820	29,814	13,503	95,082	251,307
(14,752)	—	(46,225)	—	(16,420)	(64,820)	—
(27,363)	(14,931)	(6,180)	(6,083)	(20,397)	(13,319)	(19,903)
—	—	—	—	—	—	—
—	—	—	—	—	—	—

190,456	611,675	118,566	56,266	62,607	332,173	330,526

—	—	—	—	—	—	—

516,455	630,672	265,859	123,805	286,919	510,150	352,295
1,594,552	171,133	337,335	211,086	726,672	595,100	223,644

$2,111,007	$801,805	$603,194	$334,891	$1,013,591	$1,105,250	$575,939

B-65

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2019)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred and two investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Core Plus Fixed Income VIP Fund

Guardian Diversified Research VIP Fund

Guardian Growth & Income VIP Fund

Guardian Integrated Research VIP Fund

Guardian International Growth VIP Fund

Guardian International Value VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Large Cap Disciplined Value VIP Fund

Guardian Large Cap Fundamental Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian Mid Cap Traditional Growth VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Global Utilities VIP Fund

Guardian Multi-Sector Bond VIP Fund

Guardian Small Cap Core VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Value Line VIP Equity Advantage Fund

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

AB VPS Growth and Income Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Dynamic Asset Allocation Portfolio Class Class B

BlackRock Global Allocation V.I. Fund Class III

BlackRock Advantage Large Cap Core V.I. Fund Class III

BlackRock Advantage Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio — Asset Allocation Fund Class 2

Columbia Variable Portfolio — Small Cap Value Fund Class 2

Columbia Variable Portfolio — Small Company Growth Fund Class 2

CTIVPSM — AQR Managed Futures Strategy Fund

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Income VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Franklin Growth & Income VIP Fund Class 2

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Technology Portfolio Service Class

MFS VIT II International Intrinsic Value Fund
(formerly MFS International Value Portfolio Service Class)

MFS Blended Research Core Equity Portfolio Service Class

Invesco Oppenheimer International Growth Fund
(formerly Oppenheimer International Growth Fund/VA Service Class)

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

B-66

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

PIMCO VIT Balanced Allocation Portfolio Advisor Class

PIMCO Dynamic Bond Portfolio Adviser Class

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Ivy VIP Global Bond Fund Class II

Ivy VIP High Income Fund Class II

Putnam VT Equity Income Fund Class IB

Putnam VT Multi Asset Absolute Return Class IB

Putnam VT Small Cap Value Fund Class IB

Putnam VT Multi-Cap Core Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Listed Private Equity Portfolio Class III

DWS Alternative Asset Allocation VIP Class B

Janus Henderson Enterprise Portfolio Service Shares

Janus Henderson Global Technology Portfolio Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

The Merger Fund VL

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II

Morgan Stanley VIF Global Infrastructure Portfolio Class II

VanEck VIP Global Hard Assets Service Class

Virtus Duff & Phelps Real Estate Securities Series

American Funds Insurance Series Asset Allocation Fund Class 4

American Funds Insurance Series Bond Fund Class 4

American Funds Insurance Series Global Growth Fund Class 4

American Funds Insurance Series Global Growth and Income Fund Class 4

American Funds Insurance Series Growth Fund Class 4

American Funds Insurance Series Growth and Income Fund Class 4

American Funds Insurance Series U.S Government/ AAA-Rated Securities Fund Class 4

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

B-67

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2019, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2019, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2019, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $7,057,176,326.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2019, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2019, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 24, 2020, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 2.75% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated

B-68

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-69

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019, were as follows:

	Purchases	Sales
Guardian Core Plus Fixed Income VIP Fund	$23,765,634	$57,576,853
Guardian Diversified Research VIP Fund	12,415,086	26,720,959
Guardian Growth & Income VIP Fund	8,931,650	24,531,672
Guardian Integrated Research VIP Fund	403,248	995,721
Guardian International Growth VIP Fund	3,516,590	27,918,350
Guardian International Value VIP Fund	5,539,328	35,254,386
Guardian Large Cap Disciplined Growth VIP Fund	403,158,893	36,936,305
Guardian Large Cap Disciplined Value VIP Fund	9,894,911	24,475,346
Guardian Large Cap Fundamental Growth VIP Fund	100,268,820	46,953,500
Guardian Mid Cap Relative Value VIP Fund	278,731	37,185,540
Guardian Mid Cap Traditional Growth VIP Fund	1,287,937	23,647,691
Guardian U.S. Government Securities VIP Fund	276,625,569	8,081,339
Guardian Total Return Bond VIP Fund	345,857,777	9,575,250
Guardian Global Utilities VIP Fund	87,564,820	4,462,400
Guardian Multi-Sector Bond VIP Fund	317,902,370	8,928,981
Guardian Small Cap Core VIP Fund	287,629,955	9,144,327
Victory RS Large Cap Alpha VIP Series	51,886,586	68,311,967
Victory S&P 500 Index VIP Series	5,385,918	30,613,678
Victory High Yield VIP Series	1,173,251	2,290,347
Victory INCORE Low Duration Bond VIP Series	22,402,363	36,385,750
Victory RS Small Cap Growth Equity VIP Series	4,105,355	4,458,286
Victory RS International VIP Series	3,145,732	7,890,523
Victory Sophus Emerging Markets VIP Series	1,043,000	2,486,831
Victory INCORE Investment Quality Bond VIP Series	37,127,919	86,231,780
Gabelli Capital Asset Fund	434,794	1,163,199
Value Line Centurion Fund	186,527	264,810
Value Line Strategic Asset Management Trust	518,100	1,182,042
Value Line VIP Equity Advantage Fund	408,870	329,275
Invesco V.I. Value Opportunities Fund Series II	116,039	326,295
Invesco V.I. Global Real Estate Fund Series II	15,890	161,071
Invesco V.I. Government Securities Fund Series II	72,891	2,034,024
Invesco V.I. Small Cap Equity Fund Series II	10,851,603	57,479,259
Invesco V.I. Balanced-Risk Allocation Fund Series II	271,363	1,258,323
AB VPS Growth and Income Portfolio Class B	30,794,392	35,842,253
AB VPS Large Cap Growth Portfolio Class B	234,136	2,113,805
AB VPS Global Thematic Growth Portfolio Class B	67,676	282,778
AB VPS Real Estate Investment Portfolio Class B	358,635	3,170,345
AB VPS Dynamic Asset Allocation Portfolio Class B	113,489	263,961
BlackRock Capital Appreciation V.I. Fund Class III	1,393,398	110,934,509
BlackRock Global Allocation V.I. Fund Class III	282,229	1,613,780
BlackRock Advantage Large Cap Core V.I. Fund Class III	25,786,893	52,056,384
BlackRock Advantage Large Cap Value V.I. Fund Class III	594,202	881,480
Columbia Variable Portfolio – Asset Allocation Fund Class 2	548,092	150,417
Columbia Variable Portfolio – Small Cap Value Fund Class 2	22,083,332	14,916,434
Columbia Variable Portfolio – Small Company Growth Fund Class 2	110,594	124,710
CTIVPSM – AQR Managed Futures Strategy Fund Class 2	1,308	—
Davis Financial Portfolio	135,125	393,760
Davis Real Estate Portfolio	219,642	387,076
Davis Value Portfolio	2,591,610	8,616,811
Fidelity VIP Balanced Portfolio Service Class 2	249,237	747,065
Fidelity VIP Contrafund Portfolio Service Class 2	50,044,000	458,243,546
Fidelity VIP Equity-Income Portfolio Service Class 2	1,195,251	3,188,885
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	4,052,344	10,863,789

B-70

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	Purchases	Sales
Fidelity VIP Mid Cap Portfolio Service Class 2	$37,833,483	$34,238,458
Fidelity VIP Overseas Portfolio Service Class 2	20,416	84,700
Fidelity VIP Government Money Market Portfolio Service Class 2	8,040,911	7,485,974
Fidelity VIP Growth Opportunities Portfolio Service Class 2	3,456,569	3,444,305
Templeton Global Bond VIP Fund Class 2	968,279	1,268,985
Templeton Growth VIP Fund Class 2	688,703	467,320
Templeton Foreign VIP Fund Class 2	27,294,826	25,663,689
Franklin Income VIP Fund Class 2	635,552	1,003,089
Franklin Mutual Shares VIP Fund Class 2	227,688	448,211
Franklin U.S. Government Securities VIP Fund Class 2	19,720,459	309,236,523
Franklin Rising Dividends VIP Fund Class 2	1,716,793	12,000,646
Franklin Small Cap Value VIP Fund Class 2	17,717,647	17,162,991
Franklin Growth & Income VIP Fund Class 2	3,340,001	3,543,161
MFS New Discovery Series Service Class	9,227,694	8,338,660
MFS Strategic Income Portfolio Service Class	43,346	23,783
MFS Total Return Series Service Class	309,540	1,510,613
MFS Utilities Series Service Class	3,635,854	103,131,457
MFS Technology Portfolio Service Class	3,625,598	5,837,213
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	571,810	820,460
MFS Blended Research Core Equity Portfolio Service Class	5,410,249	4,541,451
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	360,021	736,672
Invesco Oppenheimer Main St Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund/VA Service Class)	40,067,733	258,599,418
Invesco Oppenheimer Global Strategy Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA Service Class)	24,090,846	354,888,356
PIMCO Low Duration Portfolio Advisor Class	863,292	1,047,967
PIMCO Real Return Portfolio Advisor Class	21,429	749,678
PIMCO Total Return Portfolio Advisor Class	19,426,340	350,899,801
PIMCO VIT Balanced Allocation Portfolio Advisor Class	25,370	102,617
PIMCO Dynamic Bond Portfolio Adviser Class	361,800	338,771
Pioneer Mid Cap Value VCT Portfolio Class II	17,542,299	32,370,428
Pioneer Bond VCT Portfolio Class II	5,069,471	7,060,369
American Century VP Mid Cap Value Fund Class II	2,282,932	1,739,145
American Century VP Inflation Protection Fund Class II	1,495,106	1,311,621
Ivy VIP Global Bond Fund Class II (formerly Ivy VIP Global Bond Fund)	268,919	853,356
Ivy Funds VIP High Income Fund Class II	665,749	1,005,187
Putnam VT Equity Income Fund Class IB	17,206,600	19,515,575
Putnam VT Multi Asset Absolute Return Class IB	3,493	342,927
Putnam VT Small Cap Value Fund Class IB	1,413,028	772,288
Putnam VT Multi Cap Core Fund Class IB	16,893,341	16,745,832
ALPS/Alerian Energy Infrastructure Portfolio Class III	75,512	314,641
ALPS/Red Rocks Listed Private Equity Portfolio Class III	35,536	111,919
DWS Alternative Asset Allocation VIP Class B	41,555	24,284
Janus Henderson Enterprise Portfolio Service Shares	803,113	1,230,848
Janus Henderson Global Technology Portfolio Service Shares	6,198,537	17,298,730
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	95,554	1,434,615
ClearBridge Variable Small Cap Growth Portfolio Class II	1,483,608	1,139,050
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	36,384	95,903
Western Asset Core Plus VIT Portfolio Class II	1,915,945	49,205,034
The Merger Fund VL	175,246	192,463
Guggenheim VT Multi-Hedge Strategies Fund	23,327	189,726
Guggenheim VT Long Short Equity Fund	37,601	183,305
T. Rowe Price Health Sciences Portfolio II	620,402	799,647

B-71

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	Purchases	Sales
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	$480,579	$295,901
Morgan Stanley VIF Global Infrastucture Portfolio Class II	26,174	14,280
VanEck VIP Global Hard Assets Service Class	39,989	160,223
Virtus Duff & Phelps Real Estate Securities Series	574,428	393,450
American Funds Insurance Series Asset Allocation Fund Class 4	529,088	230,497
American Funds Insurance Series Bond Fund Class 4	642,953	14,931
American Funds Insurance Series Global Growth Fund Class 4	202,968	54,927
American Funds Insurance Series Global Growth and Income Fund Class 4	77,754	3,628
American Funds Insurance Series Growth Fund Class 4	195,976	42,388
American Funds Insurance Series Growth and Income Fund Class 4	502,748	80,807
American Funds Insurance Series U.S. Government/AAA-Rated Fund Class 4	435,008	95,890

Total	$2,472,836,276	$3,052,986,649

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2018 and 2019, contract fees amounted to $609,709 and $572,412, respectively, and are reflected in “Contract fees” in the Statements of Changes in Net Assets.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

B-72

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for contracts issued in conjunction with applications signed prior to May 1, 2017 and 0.75% for contracts issued in conjunction with applications signed after May 1, 2017 for Guardian Investor ProFreedom Variable Annuity (B Share), 0.40% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There are additional charges applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

•	For B Share and C Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .35% for contracts issued in conjunction with applications signed on or after May 1, 2017;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30% for contracts issued in conjunction with applications signed prior to May 1, 2017; .45% for contracts issued in conjunction with applications signed on or after May 1, 2017;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35% for contracts issued in conjunction with applications signed prior to May 1, 2017; .50% for contracts issued in conjunction with applications signed on or after May 1, 2017.

•	For I Share

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .35%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .45%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .50%.

There were no sales of I Share contracts during 2019.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)

Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 1.65% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2018 and

B-73

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

2019, these rider fees amounted to $95,783,693 and $95,409,922, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected. Effective February 17, 2017, Variable Annuity with GLWB rider was no longer available for sale.

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Core Plus Fixed Income VIP Fund

• Guardian Diversified Research VIP Fund

• Guardian Growth & Income VIP Fund

• Guardian Integrated Research VIP Fund

• Guardian International Growth VIP Fund

• Guardian International Value VIP Fund

• Guardian Large Cap Disciplined Growth VIP Fund

• Guardian Large Cap Disciplined Value VIP Fund

• Guardian Large Cap Fundamental Growth VIP Fund

• Guardian Mid Cap Relative Value VIP Fund

• Guardian Mid Cap Traditional Growth VIP Fund

• Guardian U.S. Government Securities VIP Fund

• Guardian Total Return Bond VIP Fund

• Guardian Global Utilities VIP Fund

• Guardian Multi-Sector Bond VIP Fund

• Guardian Small Cap Core VIP Fund

GIAC has administrative service fee agreements with, Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Massachusetts Financial Services Company, OFI Global Asset Management, Inc., PIMCO, Amundi Pioneer Asset Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Ivy Investment Management Company, American Century Investment Management, Inc., Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., VanEck Associates Corporation, Virtus Investment Partners, DWS Investment Management Americas Inc. and Capital Research and Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

B-74

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0%	and thereafter

For the years ended December 31, 2018 and 2019, contingent deferred sales charges were $2,986,363 and $2,780,611.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2019 and 2018, were as follows:

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Core Plus Fixed Income VIP Fund	760,297	3,583,696	(2,823,399)	37,385,227	1,999,500	35,385,727
Guardian Diversified Research VIP Fund	895,702	1,801,714	(906,012)	13,939,374	730,608	13,208,766
Guardian Growth & Income VIP Fund	278,498	1,389,619	(1,111,121)	15,646,343	866,166	14,780,177
Guardian Integrated Research VIP Fund	12,986	45,865	(32,879)	3,761	52,432	(48,671)
Guardian International Growth VIP Fund	29,805	2,117,236	(2,087,431)	14,920,862	709,163	14,211,699
Guardian International Value VIP Fund	132,137	2,862,415	(2,730,278)	25,025,214	1,827,398	23,197,816
Guardian Large Cap Disciplined Growth VIP Fund	31,088,745	2,704,317	28,384,428	9,080,636	1,349,380	7,731,256
Guardian Large Cap Disciplined Value VIP Fund	573,587	1,490,424	(916,837)	16,394,332	826,603	15,567,729
Guardian Large Cap Fundamental Growth VIP Fund	7,987,723	2,712,011	5,275,712	20,468,031	1,564,912	18,903,119
Guardian Mid Cap Relative Value VIP Fund	54,501	2,937,602	(2,883,101)	21,168,103	1,056,547	20,111,556
Guardian Mid Cap Traditional Growth VIP Fund	19,959	1,440,951	(1,420,992)	9,108,012	471,505	8,636,507
Guardian U.S. Government Securities VIP Fund	27,766,699	856,350	26,910,349	—	—	—
Guardian Total Return Bond VIP Fund	34,632,909	916,020	33,716,889	—	—	—
Guardian Global Utilities VIP Fund	8,583,292	254,640	8,328,652	—	—	—
Guardian Multi-Sector Bond VIP Fund	31,911,758	933,033	30,978,725	—	—	—
Guardian Small Cap Core VIP Fund	28,682,830	714,684	27,968,146	—	—	—
Victory RS Large Cap Alpha VIP Series	21,900	2,127,113	(2,105,213)	27,192	1,810,093	(1,782,901)
Victory S&P 500 Index VIP Series	15,516	825,018	(809,502)	20,770	267,213	(246,443)
Victory High Yield VIP Series	16,789	100,191	(83,402)	5,362	136,487	(131,125)
Victory INCORE Low Duration Bond VIP Series	1,715,052	3,125,183	(1,410,131)	142,525	2,583,957	(2,441,432)
Victory RS Small Cap Growth Equity VIP Series	3,835	106,036	(102,201)	7,632	107,008	(99,376)
Victory RS International VIP Series	8,642	335,420	(326,778)	99,177	315,967	(216,790)

B-75

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory Sophus Emerging Markets VIP Series	14,367	127,811	(113,444)	12,238	141,826	(129,588)
Victory INCORE Investment Quality Bond VIP Series	735,784	4,875,578	(4,139,794)	1,288,631	4,474,516	(3,185,885)
Gabelli Capital Asset Fund	2,168	43,727	(41,559)	1,077	55,550	(54,473)
Value Line Centurion Fund	5,346	10,602	(5,256)	1,335	2,174	(839)
Value Line Strategic Asset Management Trust	2,483	39,806	(37,323)	3,535	31,664	(28,129)
Value Line VIP Equity Advantage Fund	23,150	33,293	(10,143)	15,235	35,668	(20,433)
Invesco V.I. American Franchise Fund Series II	—	—	—	242	398,494	(398,252)
Invesco V.I. Value Opportunities Fund Series II	653	20,921	(20,268)	263	5,022	(4,759)
Invesco V.I. Global Real Estate Fund Series II	1,583	9,233	(7,650)	2,676	5,185	(2,509)
Invesco V.I. Government Securities Fund Series II	393	144,406	(144,013)	1,935	38,384	(36,449)
Invesco V.I. Mid Cap Core Equity Fund Series II	13	13	—	1,896	2,693,011	(2,691,115)
Invesco V.I. Core Equity Fund Series II	43	43	—	5,426	8,609,726	(8,604,300)
Invesco V.I. International Growth Fund Series II	25	25	—	8,155	10,783,733	(10,775,578)
Invesco V.I. Small Cap Equity Fund Series II	5,609	3,375,958	(3,370,349)	8,970	250,701	(241,731)
Invesco V.I. Comstock Fund Series II	43	43	—	5,927	9,541,382	(9,535,455)
Invesco V.I. American Value Fund Series II	13	13	—	1,686	2,489,745	(2,488,059)
Invesco V.I. Growth and Income Fund Series II	—	—	—	144	230,299	(230,155)
Invesco V.I. Balanced-Risk Allocation Fund Series II	31,449	102,127	(70,678)	36,862	117,280	(80,418)
Alger Capital Appreciation Portfolio Class S	—	—	—	142	80,412	(80,270)
AB VPS Growth and Income Portfolio Class B	94,536	2,044,844	(1,950,308)	34,774	2,947,204	(2,912,430)
AB VPS Large Cap Growth Portfolio Class B	101	64,527	(64,426)	4,257	11,157	(6,900)
AB VPS Global Thematic Growth Portfolio Class B	643	16,145	(15,502)	225	13,261	(13,036)
AB VPS Real Estate Investment Portfolio Class B	566	102,132	(101,566)	3,068	15,353	(12,285)
AB VPS Value Portfolio Class B	—	—	—	161	53,683	(53,522)
AB VPS Dynamic Asset Allocation Portfolio Class B	4,182	17,634	(13,452)	78,159	117,968	(39,809)
BlackRock Capital Appreciation V.I. Fund Class III	5,480	5,028,730	(5,023,250)	16,953	5,601,861	(5,584,908)
BlackRock Global Allocation V.I. Fund Class III	7,319	93,593	(86,274)	21,143	50,961	(29,818)
BlackRock Advantage Large Cap Core V.I. Fund Class III	16,877	1,418,890	(1,402,013)	27,124	1,717,124	(1,690,000)
BlackRock Advantage Large Cap Value V.I. Fund Class III	541	14,847	(14,306)	31,172	11,824	19,348
Columbia Variable Portfolio – Asset Allocation Fund Class 2	21,002	5,503	15,499	2,207	3,627	(1,420)
Columbia Variable Portfolio – Small Cap Value Fund Class 2	516,524	513,266	3,258	159,064	383,539	(224,475)
Columbia Variable Portfolio – Small Company Growth Fund Class 2	1,759	4,710	(2,951)	1,542	2,127	(585)
Columbia Variable Portfolio – Large Cap Growth Fund Class 2	—	—	—	4	6,518	(6,514)
CTIVPSM – Loomis Sayles Growth Fund	—	—	—	—	14,861	(14,861)
CTIVPSM – AQR Managed Futures Strategy Fund Class 2	143	—	143	57	—	57
Davis Financial Portfolio	1,664	16,481	(14,817)	2,464	19,467	(17,003)
Davis Real Estate Portfolio	2,131	12,812	(10,681)	954	25,516	(24,562)
Davis Value Portfolio	4,666	366,616	(361,950)	53,190	351,645	(298,455)
Wells Fargo VT International Equity Fund Class 2	—	—	—	8,907	12,254,299	(12,245,392)

B-76

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity VIP Balanced Portfolio Service Class 2	3,896	32,789	(28,893)	5,373	27,147	(21,774)
Fidelity VIP Contrafund Portfolio Service Class 2	25,818	16,072,417	(16,046,599)	51,586	5,277,641	(5,226,055)
Fidelity VIP Equity-Income Portfolio Service Class 2	1,892	141,477	(139,585)	1,529	135,614	(134,085)
Fidelity VIP Growth Portfolio Service Class 2	—	—	—	85	91,582	(91,497)
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	134,407	638,319	(503,912)	142,918	781,648	(638,730)
Fidelity VIP Mid Cap Portfolio Service Class 2	391,586	965,673	(574,087)	15,882	1,022,552	(1,006,670)
Fidelity VIP Overseas Portfolio Service Class 2	161	4,246	(4,085)	8,277	6,341	1,936
Fidelity VIP Government Money Market Portfolio Service Class 2	670,872	620,065	50,807	974,709	935,047	39,662
Fidelity VIP Growth Opportunities Portfolio Service Class 2	65,639	131,111	(65,472)	65,999	195,406	(129,407)
Templeton Global Bond VIP Fund Class 2	41,042	93,316	(52,274)	23,131	123,110	(99,979)
Templeton Growth VIP Fund Class 2	8,082	26,271	(18,189)	1,700	35,227	(33,527)
Templeton Foreign VIP Fund Class 2	1,214,609	1,271,917	(57,308)	1,166,625	997,219	169,406
Franklin Income VIP Fund Class 2	15,678	45,651	(29,973)	8,709	50,801	(42,092)
Franklin Mutual Shares VIP Fund Class 2	162	19,452	(19,290)	33	34,340	(34,307)
Franklin U.S. Government Securities VIP Fund Class 2	46,511	28,110,584	(28,064,073)	966,677	2,868,593	(1,901,916)
Franklin Rising Dividends VIP Fund Class 2	182	438,816	(438,634)	1,379	99,719	(98,340)
Franklin Small Cap Value VIP Fund Class 2	10,977	389,763	(378,786)	79,886	390,642	(310,756)
Franklin Growth & Income VIP Fund Class 2	97,166	223,306	(126,140)	91,824	260,980	(169,156)
MFS Total Return Bond Series Service Class	7	7	—	9,767	11,600,926	(11,591,159)
MFS Core Equity Portfolio Service Class	—	—	—	—	11,624	(11,624)
MFS Growth Series Service Class	—	—	—	146	55,497	(55,351)
MFS Investors Trust Series Service Class	—	—	—	—	15,738	(15,738)
MFS New Discovery Series Service Class	2,571	188,413	(185,842)	7,427	240,034	(232,607)
MFS Strategic Income Portfolio Service Class	1,806	1,014	792	3,859	4,960	(1,101)
MFS Total Return Series Service Class	1,238	74,765	(73,527)	3,097	89,638	(86,541)
MFS Utilities Series Service Class	4,998	4,207,239	(4,202,241)	14,998	424,393	(409,395)
MFS Value Series Service Class	—	—	—	447	43,880	(43,433)
MFS Technology Portfolio Service Class	2,559	222,376	(219,817)	4,404	245,162	(240,758)
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	21,128	56,303	(35,175)	40,087	53,989	(13,902)
MFS Blended Research Core Equity Portfolio Service Class	9,906	220,350	(210,444)	14,521	294,496	(279,975)
Oppenheimer Capital Appreciation Fund/VA Service Class	—	—	—	1,648	3,012,186	(3,010,538)
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	9,629	62,374	(52,745)	39,825	107,998	(68,173)
Invesco Oppenheimer Main St Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund/VA Service Class)	13,981	8,601,209	(8,587,228)	23,515	982,796	(959,281)

B-77

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Invesco Oppenheimer Global Strategy Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA Service Class)	39,163	24,543,065	(24,503,902)	944,408	2,552,382	(1,607,974)
PIMCO Low Duration Portfolio Advisor Class	3,221	20,624	(17,403)	6,933	41,647	(34,714)
PIMCO Real Return Portfolio Advisor Class	240	53,856	(53,616)	5,908	42,281	(36,373)
PIMCO Total Return Portfolio Advisor Class	43,962	23,872,421	(23,828,459)	820,093	24,733,786	(23,913,693)
PIMCO VIT Balanced Allocation Portfolio Advisor Class	915	8,364	(7,449)	2,747	29,403	(26,656)
PIMCO Dynamic Bond Portfolio Adviser Class	23,680	27,435	(3,755)	18,242	11,678	6,564
Pioneer Disciplined Value VCT Portfolio Class II	—	—	—	6	6	—
Pioneer Equity Income VCT Portfolio Class II	12	12	—	8,575	10,415,446	(10,406,871)
Pioneer Fund VCT Portfolio Class II	—	—	—	—	2,080	(2,080)
Pioneer Mid Cap Value VCT Portfolio Class II	10,335	960,959	(950,624)	485,843	736,223	(250,380)
Pioneer Bond VCT Portfolio Class II	159,792	446,191	(286,399)	241,629	579,027	(337,398)
American Century VP Mid Cap Value Fund Class II	41,869	98,829	(56,960)	78,123	4,894,569	(4,816,446)
American Century VP Inflation Protection Fund Class II	141,734	137,583	4,151	80,344	104,017	(23,673)
Ivy VIP Mid Cap Growth Fund Class II	10	10	—	6,972	8,787,917	(8,780,945)
Ivy VIP Global Bond Fund Class II	23,219	88,368	(65,149)	24,723	39,986	(15,263)
Ivy Funds VIP High Income Fund Class II	23,280	86,967	(63,687)	27,774	78,120	(50,346)
Putnam VT Equity Income Fund Class IB	8,544	479,358	(470,814)	17,028	406,055	(389,027)
Putnam VT Multi Asset Absolute Return Class IB	369	31,056	(30,687)	4,025	10,597	(6,572)
Putnam VT Small Cap Value Fund Class IB	47,361	48,480	(1,119)	16,323	34,321	(17,998)
Putnam VT Multi Cap Core Fund Class IB	18,650	866,302	(847,652)	30,527	974,357	(943,830)
ALPS/Alerian Energy Infrastructure Portfolio Class III	6,215	32,449	(26,234)	20,595	52,484	(31,889)
ALPS/Red Rocks Listed Private Equity Portfolio Class III	329	5,606	(5,277)	3,440	10,931	(7,491)
DWS Alternative Asset Allocation VIP Class B	2,293	1,690	603	6,005	12,104	(6,099)
Janus Henderson Enterprise Portfolio Service Shares	6,497	51,147	(44,650)	8,237	45,053	(36,816)
Janus Henderson Global Technology Portfolio Service Shares	28,615	758,759	(730,144)	33,380	690,485	(657,105)
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	1,720	94,186	(92,466)	31,044	54,531	(23,487)
ClearBridge Variable Small Cap Growth Portfolio Class II	14,835	51,057	(36,222)	23,216	117,569	(94,353)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	5,753	11,441	(5,688)	6,685	42,475	(35,790)
Western Asset Core Plus VIT Portfolio Class II	9,457	4,294,263	(4,284,806)	257,645	165,703	91,942
The Merger Fund VL	6,984	18,203	(11,219)	12,383	16,786	(4,403)
Guggenheim VT Multi-Hedge Strategies Fund	494	18,009	(17,515)	5,087	6,378	(1,291)
Guggenheim VT Long Short Equity Fund	4,029	16,815	(12,786)	8,124	16,537	(8,413)
T. Rowe Price Health Sciences Portfolio II	13,421	34,418	(20,997)	31,862	70,239	(38,377)
T. Rowe Price Blue Chip Growth Portfolio II	15	15	—	3,057	3,783,988	(3,780,931)
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	19,223	25,531	(6,308)	15,721	24,520	(8,799)
Morgan Stanley VIF Global Infrastucture Portfolio Class II	2,131	1,287	844	759	—	759
VanEck VIP Global Hard Assets Service Class	9,234	26,878	(17,644)	16,143	67,249	(51,106)
Virtus Duff & Phelps Real Estate Securities Series	12,597	27,436	(14,839)	11,077	54,226	(43,149)

B-78

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

	2019			2018
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
American Funds Insurance Series Asset Allocation Fund Class 4	34,505	18,130	16,375	44,555	65	44,490
American Funds Insurance Series Bond Fund Class 4	59,262	1,407	57,855	11,002	114	10,888
American Funds Insurance Series Global Growth Fund Class 4	15,073	4,175	10,898	10,844	—	10,844
American Funds Insurance Series Global Growth and Income Fund Class 4	5,159	537	4,622	3,385	—	3,385
American Funds Insurance Series Growth Fund Class 4	7,951	2,820	5,131	11,772	4,204	7,568
American Funds Insurance Series Growth and Income Fund Class 4	32,726	6,217	26,509	24,789	7,228	17,561
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4	35,663	1,944	33,719	14,870	67	14,803

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Core Plus Fixed Income VIP Fund(7)(9)	2019	33,878,997	$10.03	to	$10.68	$349,126,542	0.75%	to	2.15%	0.00%	6.02%	7.53%
	2018	36,702,396	9.46	to	9.93	354,268,431	0.75%	to	2.15%	0.00%	-3.41%	-2.03%
	2017	1,316,669	9.89	to	10.14	13,025,483	0.75%	to	1.40%	0.00%	1.39%	2.15%
	2016	559,350	9.68	to	9.68	5,416,882	1.40%	to	1.40%	0.00%	-3.16%	-3.16%
Guardian Diversified Research VIP Fund(7)(9)	2019	13,254,742	$12.03	to	$13.98	$181,298,760	0.75%	to	2.20%	0.00%	30.94%	32.87%
	2018	14,160,754	10.52	to	11.26	147,547,492	0.75%	to	2.15%	0.00%	-8.41%	-7.11%
	2017	951,988	11.33	to	12.36	11,816,426	0.75%	to	1.75%	0.00%	13.26%	19.85%
	2016	479,041	10.32	to	10.32	4,944,302	1.40%	to	1.40%	0.00%	3.21%	3.21%
Guardian Growth & Income VIP Fund(7)(9)	2019	14,472,174	$13.04	to	$13.62	$184,215,056	0.75%	to	2.15%	0.00%	21.31%	23.03%
	2018	15,583,295	10.60	to	11.23	161,971,017	0.75%	to	2.15%	0.00%	-10.06%	-8.78%
	2017	803,118	11.58	to	12.55	10,124,168	1.25%	to	1.75%	0.00%	15.80%	17.99%
	2016	384,989	10.64	to	10.65	4,100,017	1.40%	to	1.75%	0.00%	6.37%	6.50%
Guardian Integrated Research VIP Fund(9)	2019	867,635	$12.90	to	$13.49	$11,845,333	1.00%	to	1.75%	0.00%	24.86%	25.82%
	2018	900,514	10.25	to	10.81	9,811,115	1.00%	to	1.75%	0.00%	-9.91%	-9.22%
	2017	949,185	11.99	to	12.05	11,438,834	1.40%	to	1.75%	0.00%	17.82%	18.24%
	2016	457,855	10.19	to	10.19	4,666,394	1.40%	to	1.40%	0.00%	1.92%	1.92%
Guardian International Growth VIP Fund(7)(9)	2019	12,391,558	$12.44	to	$12.59	$146,461,154	0.75%	to	2.15%	0.00%	29.30%	31.14%
	2018	14,478,989	9.48	to	9.74	131,125,024	0.75%	to	2.15%	0.00%	-20.54%	-19.40%
	2017	267,290	11.77	to	12.38	3,304,887	0.75%	to	1.40%	0.00%	17.67%	29.25%
	2016	142,086	9.57	to	9.57	1,360,440	1.40%	to	1.40%	0.00%	-4.25%	-4.25%
Guardian International Value VIP Fund(7)(9)	2019	21,411,870	$10.14	to	$11.72	$220,907,878	0.75%	to	2.05%	0.00%	18.90%	20.47%
	2018	24,142,148	8.53	to	9.73	208,063,110	0.75%	to	2.05%	0.00%	-15.81%	-14.72%
	2017	944,332	11.55	to	11.58	10,935,409	0.75%	to	1.40%	0.00%	15.53%	20.82%
	2016	465,346	9.58	to	9.58	4,460,210	1.40%	to	1.40%	0.00%	-4.15%	-4.15%

B-79

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guardian Large Cap Disciplined Growth VIP Fund(7)(9)	2019	36,764,622	$12.78	to	$15.84	$516,634,343	0.75%	to	2.30%	0.00%	36.35%		38.49%
	2018	8,380,194	9.37	to	11.43	80,681,382	0.75%	to	2.30%	0.00%	-6.28%		-1.93%
	2017	648,938	11.66	to	12.38	8,063,356	0.75%	to	1.75%	0.00%	16.59%		26.38%
	2016	330,060	9.80	to	9.80	3,235,804	1.40%	to	1.40%	0.00%	-1.96%		-1.96%
Guardian Large Cap Disciplined Value VIP Fund(7)(9)	2019	15,858,018	$10.77	to	$12.50	$213,065,582	0.75%	to	2.30%	0.00%	20.58%		22.48%
	2018	16,774,855	8.93	to	10.20	185,228,046	0.75%	to	2.30%	0.00%	-11.56%		-10.68%
	2017	1,207,126	11.54	to	12.55	15,217,733	0.75%	to	1.75%	0.00%	15.37%		17.12%
	2016	585,788	10.73	to	10.73	6,285,119	1.40%	to	1.40%	0.00%	7.29%		7.29%
Guardian Large Cap Fundamental Growth VIP Fund(7)(9)	2019	25,103,305	$12.18	to	$14.86	$343,357,602	0.75%	to	2.30%	0.00%	28.88%		30.91%
	2018	19,827,593	9.45	to	11.35	217,344,265	0.75%	to	2.30%	0.00%	-5.49%		-2.54%
	2017	924,474	12.50	to	12.50	11,558,418	1.40%	to	1.40%	0.00%	23.28%		23.28%
	2016	461,315	10.14	to	10.14	4,678,701	1.40%	to	1.40%	0.00%	1.42%		1.42%
Guardian Mid Cap Relative Value VIP Fund(7)(9)	2019	18,066,890	$12.39	to	$12.96	$234,166,081	0.75%	to	2.15%	0.00%	32.60%		34.49%
	2018	20,949,991	9.21	to	9.77	203,219,079	0.75%	to	2.15%	0.00%	-16.31%		-15.12%
	2017	838,435	10.85	to	11.80	9,890,226	0.75%	to	1.40%	0.00%	8.50%		9.64%
	2016	381,374	10.76	to	10.76	4,103,278	1.40%	to	1.40%	0.00%	7.59%		7.59%
Guardian Mid Cap Traditional Growth VIP Fund(7)(9)	2019	7,860,080	$15.23	to	$15.55	$125,025,700	0.75%	to	2.15%	0.00%	33.27%		35.17%
	2018	9,281,072	11.27	to	11.67	110,005,227	0.75%	to	2.15%	0.00%	-5.61%		-4.26%
	2017	644,565	11.77	to	12.42	8,039,810	0.75%	to	1.75%	0.00%	17.71%		25.10%
	2016	329,233	9.94	to	9.94	3,273,578	1.40%	to	1.40%	0.00%	-0.57%		-0.57%
Guardian U.S. Government Securities VIP Fund(6)(8)	2019	26,910,349	$9.95	to	$9.97	$268,275,329	1.30%	to	2.15%	0.00%	-0.46%		-0.28%
Guardian Total Return Bond VIP Fund(6)(8)	2019	33,716,889	$9.98	to	$10.00	$337,151,636	1.30%	to	2.30%	0.00%	-0.19%		0.02%
Guardian Global Utilities VIP Fund(6)(8)	2019	8,328,652	$10.22	to	$10.24	$85,271,657	1.30%	to	2.15%	0.00%	2.23%		2.41%
Guardian Multi-Sector Bond VIP Fund(6)(8)	2019	30,978,725	$9.98	to	$10.00	$309,760,798	1.30%	to	2.15%	0.00%	-0.16%		0.02%
Guardian Small Cap Core VIP Fund(6)(8)	2019	27,968,146	$11.08	to	$11.10	$310,329,452	1.30%	to	2.30%	0.00%	10.75%		10.99%
Victory RS Large Cap Alpha VIP Series	2019	10,213,268	$26.68	to	$33.72	$334,760,340	1.30%	to	2.20%	0.99%	28.29%	to	29.46%
	2018	12,318,481	20.80	to	26.05	312,371,399	1.30%	to	2.20%	0.04%	-10.99%	to	-10.18%
	2017	14,101,382	23.37	to	29.00	398,463,936	1.30%	to	2.20%	1.05%	16.07%	to	17.12%
	2016	16,036,012	20.13	to	24.76	387,125,627	1.30%	to	2.20%	1.15%	6.64%	to	7.61%
	2015	16,700,367	18.88	to	23.01	374,880,390	1.30%	to	2.20%	1.29%	-4.15%	to	-3.28%
Victory S&P 500 Index VIP Series	2019	1,073,715	$23.60	to	$41.40	$32,047,720	1.30%	to	2.15%	1.40%	28.24%	to	29.34%
	2018	1,883,217	18.40	to	32.01	48,948,376	1.30%	to	2.15%	0.13%	-6.69%	to	-5.89%
	2017	2,129,660	19.72	to	34.01	58,248,841	1.30%	to	2.15%	1.77%	19.00%	to	20.02%
	2016	2,388,636	16.58	to	28.34	53,999,860	1.30%	to	2.15%	2.01%	9.35%	to	10.29%
	2015	2,582,880	15.16	to	25.69	52,689,579	1.30%	to	2.15%	1.77%	-1.14%	to	-0.29%
Victory High Yield VIP Series	2019	500,049	$15.76	to	$23.17	$10,331,113	1.30%	to	2.30%	6.92%	13.24%	to	14.39%
	2018	583,451	13.91	to	20.26	10,609,703	1.30%	to	2.30%	0.50%	-2.00%	to	-1.01%
	2017	714,576	14.20	to	20.46	13,202,214	1.30%	to	2.30%	5.73%	7.43%	to	8.52%
	2016	796,767	13.22	to	18.86	13,644,037	1.30%	to	2.30%	6.25%	12.79%	to	13.94%
	2015	938,376	11.72	to	16.55	14,187,827	1.30%	to	2.30%	6.28%	-6.77%	to	-5.82%
Victory INCORE Low Duration Bond VIP Series	2019	22,978,274	$9.53	to	$11.15	$243,605,101	1.30%	to	2.15%	1.91%	1.57%	to	2.44%
	2018	24,388,405	9.39	to	10.88	253,037,803	1.30%	to	2.15%	0.48%	-1.15%	to	-0.30%
	2017	26,829,837	9.50	to	10.91	279,934,119	1.30%	to	2.15%	1.43%	-0.54%	to	0.32%
	2016	25,055,415	9.55	to	10.88	261,229,982	1.30%	to	2.15%	1.33%	-0.15%	to	0.71%
	2015	25,256,521	9.56	to	10.80	262,704,105	1.30%	to	2.15%	1.35%	-1.69%	to	-0.84%
Victory RS Small Cap Growth Equity VIP Series	2019	473,316	$35.86	to	$54.59	$17,109,467	1.30%	to	2.20%	0.00%	35.75%	to	36.98%
	2018	575,517	26.42	to	39.86	15,443,378	1.30%	to	2.20%	0.00%	-10.26%	to	-9.45%
	2017	674,893	29.44	to	44.01	20,143,305	1.30%	to	2.20%	0.00%	35.17%	to	36.40%
	2016	785,048	21.78	to	32.27	17,416,131	1.30%	to	2.20%	0.00%	-0.79%	to	0.12%
	2015	828,511	21.95	to	32.23	18,675,008	1.30%	to	2.20%	0.00%	-1.58%	to	-0.69%

B-80

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory RS International VIP Series	2019	1,377,587	$17.05	to	$26.43	$30,128,564	1.30%	to	2.30%	2.13%	19.98%	to	21.19%
	2018	1,704,365	14.21	to	21.81	30,862,541	1.30%	to	2.30%	0.83%	-12.71%	to	-11.82%
	2017	1,921,155	16.28	to	24.73	39,527,481	1.30%	to	2.30%	1.82%	22.81%	to	24.05%
	2016	2,522,292	13.26	to	19.94	41,941,521	1.30%	to	2.30%	2.09%	-0.73%	to	0.27%
	2015	2,709,520	13.35	to	19.88	44,977,713	1.30%	to	2.30%	1.98%	-1.47%	to	-0.47%
Victory Sophus Emerging Markets VIP Series	2019	577,361	$11.81	to	$26.50	$10,860,662	1.30%	to	2.30%	1.04%	20.31%	to	21.53%
	2018	690,805	9.82	to	21.81	10,727,822	1.30%	to	2.30%	0.79%	-20.82%	to	-20.02%
	2017	820,393	12.40	to	27.27	16,280,945	1.30%	to	2.30%	0.86%	39.61%	to	41.02%
	2016	928,128	8.88	to	19.34	13,376,279	1.30%	to	2.30%	0.88%	9.01%	to	10.12%
	2015	982,551	8.15	to	17.56	13,082,735	1.30%	to	2.30%	0.43%	-14.74%	to	-13.87%
Victory INCORE Investment Quality Bond VIP Series	2019	32,206,473	$13.53	to	$14.25	$423,721,122	1.30%	to	2.20%	2.71%	5.36%	to	6.32%
	2018	36,346,267	12.84	to	13.40	451,614,135	1.30%	to	2.20%	0.60%	-2.59%	to	-1.71%
	2017	39,532,152	13.19	to	13.63	503,046,738	1.30%	to	2.20%	2.34%	1.87%	to	2.80%
	2016	38,373,474	12.94	to	13.26	478,971,336	1.30%	to	2.20%	2.37%	1.26%	to	2.18%
	2015	41,022,666	12.78	to	12.98	505,301,325	1.30%	to	2.20%	2.53%	-1.87%	to	-0.98%
Gabelli Capital Asset Fund	2019	172,311	$24.65	to	$26.70	$4,530,840	1.45%	to	1.95%	0.32%	17.19%	to	17.78%
	2018	213,870	21.03	to	22.67	4,785,392	1.45%	to	1.95%	0.31%	-12.81%	to	-12.38%
	2017	268,343	24.13	to	25.87	6,834,346	1.45%	to	1.95%	0.26%	18.15%	to	18.74%
	2016	312,374	20.42	to	21.79	6,711,672	1.45%	to	1.95%	0.57%	12.03%	to	12.59%
	2015	363,528	18.23	to	19.35	6,946,428	1.45%	to	1.95%	0.41%	-10.58%	to	-10.13%
Value Line Centurion Fund	2019	44,290	$23.06	to	$24.98	$1,090,607	1.45%	to	1.95%	0.06%	30.48%	to	31.14%
	2018	49,546	17.67	to	19.05	932,120	1.45%	to	1.95%	0.23%	-1.72%	to	-1.23%
	2017	50,385	17.98	to	19.28	960,633	1.45%	to	1.95%	0.20%	17.39%	to	17.98%
	2016	68,666	15.32	to	16.35	1,111,968	1.45%	to	1.95%	0.20%	4.78%	to	5.31%
	2015	76,910	14.62	to	15.52	1,184,421	1.45%	to	1.95%	0.35%	-0.88%	to	-0.39%
Value Line Strategic Asset Management Trust	2019	148,517	$24.14	to	$32.09	$4,331,699	1.30%	to	2.05%	0.64%	25.03%	to	25.98%
	2018	185,840	19.31	to	25.47	4,329,635	1.30%	to	2.05%	0.73%	-1.94%	to	-1.20%
	2017	213,969	19.69	to	25.78	5,055,781	1.30%	to	2.05%	0.51%	14.50%	to	15.37%
	2016	318,979	17.20	to	22.35	6,535,139	1.30%	to	2.05%	0.59%	3.35%	to	4.14%
	2015	360,763	16.64	to	21.46	7,109,128	1.30%	to	2.05%	0.69%	-1.18%	to	-0.43%
Value Line VIP Equity Advantage Fund	2019	182,796	$11.93	to	$11.94	$2,257,378	0.75%	to	2.00%	4.09%	22.71%	to	24.28%
	2018	192,939	9.60	to	9.73	1,925,789	0.75%	to	2.00%	5.84%	-14.77%	to	-13.68%
	2017	213,372	11.12	to	11.41	2,483,319	0.75%	to	2.00%	0.36%	11.24%	to	19.53%
	2016	187,544	9.55	to	9.74	1,814,782	1.00%	to	2.00%	0.72%	7.08%	to	8.18%
	2015	71,713	8.92	to	9.00	643,027	1.00%	to	2.00%	0.00%	-10.82%	to	-10.00%
Invesco V.I. American Franchise Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	398,252	16.92	to	18.14	7,210,017	1.45%	to	1.95%	0.00%	24.56%	to	25.19%
	2016	484,791	13.58	to	14.49	7,012,281	1.45%	to	1.95%	0.00%	0.03%	to	0.53%
	2015	564,645	13.58	to	14.41	8,123,788	1.45%	to	1.95%	0.00%	2.72%	to	3.23%
Invesco V.I. Value Opportunities Fund Series II	2019	27,816	$15.10	to	$16.36	$453,776	1.45%	to	1.95%	0.00%	27.60%	to	28.24%
	2018	48,084	11.84	to	12.76	611,183	1.45%	to	1.95%	0.00%	-20.92%	to	-20.52%
	2017	52,843	14.97	to	16.05	845,508	1.45%	to	1.95%	0.01%	14.95%	to	15.53%
	2016	68,710	13.02	to	13.89	950,740	1.45%	to	1.95%	0.08%	15.63%	to	16.21%
	2015	105,179	11.26	to	11.95	1,233,207	1.45%	to	1.95%	2.26%	-12.39%	to	-11.95%
Invesco V.I. Global Real Estate Fund Series II	2019	11,079	$26.28	to	$28.08	$303,812	1.30%	to	1.90%	3.28%	20.32%	to	21.05%
	2018	18,729	21.84	to	23.20	384,971	1.30%	to	1.90%	3.54%	-8.11%	to	-7.55%
	2017	21,238	23.77	to	25.09	486,375	1.30%	to	1.90%	3.08%	10.59%	to	11.26%
	2016	20,595	21.49	to	22.55	436,521	1.30%	to	1.90%	1.24%	-0.12%	to	0.49%
	2015	27,867	15.23	to	22.44	573,790	1.30%	to	2.05%	3.44%	-3.75%	to	-3.02%
Invesco V.I. Government Securities Fund Series II(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	144,013	11.32	to	12.20	1,745,104	1.45%	to	1.95%	1.83%	-1.65%	to	-1.16%
	2017	180,462	11.51	to	12.35	2,214,646	1.45%	to	1.95%	1.81%	-0.26%	to	0.25%
	2016	227,378	11.59	to	12.32	2,785,304	1.45%	to	2.00%	1.77%	-1.01%	to	-0.47%
	2015	258,832	11.71	to	12.37	3,186,657	1.45%	to	2.00%	1.78%	-1.93%	to	-1.39%

B-81

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Mid Cap Core Equity Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,691,115	15.61	to	24.09	50,918,673	1.30%	to	2.15%	0.32%	12.20%	to	13.16%
	2016	2,920,339	13.91	to	21.29	48,899,244	1.30%	to	2.15%	0.00%	10.73%	to	11.69%
	2015	3,058,145	12.56	to	19.06	46,026,399	1.30%	to	2.15%	0.10%	-6.33%	to	-5.52%
Invesco V.I. Core Equity Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,604,300	15.62	to	24.74	164,209,542	1.30%	to	2.15%	0.80%	10.46%	to	11.41%
	2016	8,939,484	14.14	to	22.20	153,354,945	1.30%	to	2.15%	0.49%	7.66%	to	8.59%
	2015	9,375,084	13.13	to	20.45	148,657,292	1.30%	to	2.15%	0.93%	-8.02%	to	-7.22%
Invesco V.I. International Growth Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,775,578	12.70	to	14.29	148,523,457	1.30%	to	2.15%	1.23%	20.10%	to	21.13%
	2016	11,708,833	10.49	to	11.90	133,399,097	1.30%	to	2.15%	1.19%	-2.83%	to	-1.99%
	2015	11,299,507	10.70	to	12.24	131,031,492	1.30%	to	2.15%	1.35%	-4.70%	to	-3.88%
Invesco V.I. Small Cap Equity Fund Series II(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	3,370,349	12.76	to	13.41	45,168,211	1.30%	to	2.15%	0.00%	-17.09%	to	-16.37%
	2017	3,612,080	15.26	to	16.18	57,939,614	1.30%	to	2.15%	0.00%	11.29%	to	12.25%
	2016	4,050,278	13.59	to	14.54	57,955,912	1.30%	to	2.15%	0.00%	9.44%	to	10.38%
	2015	3,926,252	12.31	to	13.28	50,938,490	1.30%	to	2.15%	0.00%	-7.76%	to	-6.97%
Invesco V.I. Comstock Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	9,535,455	18.67	to	19.04	183,256,075	1.30%	to	2.15%	1.96%	15.06%	to	16.05%
	2016	10,998,390	16.09	to	16.55	182,372,579	1.30%	to	2.15%	1.32%	14.47%	to	15.46%
	2015	11,117,635	13.94	to	14.45	159,820,853	1.30%	to	2.15%	1.72%	-8.20%	to	-7.41%
Invesco V.I. American Value Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,488,059	15.90	to	32.45	51,929,306	1.30%	to	2.15%	0.60%	7.33%	to	8.26%
	2016	2,654,731	14.81	to	29.98	51,252,976	1.30%	to	2.15%	0.12%	12.74%	to	13.72%
	2015	2,610,688	13.14	to	26.36	44,562,340	1.30%	to	2.15%	0.01%	-11.30%	to	-10.54%
Invesco V.I. Growth and Income Fund Series II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	230,155	22.63	to	24.27	5,522,757	1.45%	to	1.95%	1.23%	11.82%	to	12.38%
	2016	286,572	20.24	to	21.60	6,115,377	1.45%	to	1.95%	0.87%	17.10%	to	17.69%
	2015	324,636	17.28	to	18.35	5,889,018	1.45%	to	1.95%	2.56%	-5.19%	to	-4.71%
Invesco V.I. Balanced-Risk Allocation Fund Series II	2019	564,802	$11.26	to	$12.13	$7,150,215	0.75%	to	2.05%	0.00%	12.53%	to	14.02%
	2018	635,480	9.88	to	10.78	7,122,712	0.75%	to	2.05%	1.31%	-8.62%	to	-7.41%
	2017	715,898	11.80	to	12.38	8,725,813	1.00%	to	2.05%	3.81%	7.58%	to	8.73%
	2016	745,572	10.97	to	11.39	8,389,561	1.00%	to	2.05%	0.22%	9.22%	to	10.40%
	2015	497,868	10.04	to	10.31	5,093,530	1.00%	to	2.05%	4.96%	-6.36%	to	-5.36%
Alger Capital Appreciation Portfolio Class S(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	80,270	26.35	to	39.55	2,912,381	1.30%	to	2.30%	0.00%	27.75%	to	29.04%
	2016	96,948	20.62	to	30.65	2,718,811	1.30%	to	2.30%	0.00%	-2.08%	to	-1.09%
	2015	114,050	21.06	to	30.98	3,246,705	1.30%	to	2.30%	0.00%	3.49%	to	4.54%
AB VPS Growth and Income Portfolio Class B(13)	2019	14,205,369	$13.90	to	$14.29	$202,706,894	1.30%	to	2.05%	1.03%	21.09%	to	22.00%
	2018	16,155,677	11.48	to	11.71	189,226,726	1.30%	to	2.05%	0.73%	-7.77%	to	-7.07%
	2017	19,068,107	12.44	to	12.60	240,584,384	1.30%	to	2.05%	1.25%	16.17%	to	17.06%
	2016	21,355,202	10.71	to	10.77	230,569,121	1.30%	to	2.05%	1.23%	7.11%	to	7.68%
	2015	104,550	15.54	to	17.55	1,820,862	1.45%	to	2.00%	1.17%	-0.59%	to	-0.04%

B-82

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
AB VPS International Value Portfolio Class B(10)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,415,670	12.13	to	16.04	38,373,067	1.30%	to	2.05%	2.24%	0.31%	to	1.07%
AB VPS Large Cap Growth Portfolio Class B(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	64,426	24.64	to	26.55	1,697,983	1.45%	to	1.95%	0.00%	0.34%	to	0.84%
	2017	71,326	24.55	to	26.33	1,864,389	1.45%	to	1.95%	0.00%	29.12%	to	29.76%
	2016	83,781	19.02	to	20.29	1,689,323	1.45%	to	1.95%	0.00%	0.36%	to	0.87%
	2015	104,869	18.95	to	20.12	2,086,142	1.45%	to	1.95%	0.00%	8.70%	to	9.25%
AB VPS Global Thematic Growth Portfolio Class B	2019	51,639	$16.31	to	$17.66	$898,841	1.45%	to	1.95%	0.16%	27.26%	to	27.90%
	2018	67,141	12.81	to	13.81	917,497	1.45%	to	1.95%	0.00%	-11.73%	to	-11.29%
	2017	80,177	14.52	to	15.57	1,237,959	1.45%	to	1.95%	0.29%	33.65%	to	34.32%
	2016	81,676	10.86	to	11.59	939,393	1.45%	to	1.95%	0.00%	-2.81%	to	-2.32%
	2015	94,266	11.18	to	11.87	1,110,215	1.45%	to	1.95%	0.00%	0.65%	to	1.16%
AB VPS Real Estate Investment Portfolio Class B(5)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	101,566	24.52	to	27.43	2,745,841	1.45%	to	2.20%	1.65%	-6.54%	to	-5.83%
	2017	113,851	26.23	to	29.13	3,279,963	1.45%	to	2.20%	1.56%	4.04%	to	4.83%
	2016	134,365	25.21	to	27.79	3,697,048	1.45%	to	2.20%	1.37%	5.03%	to	5.82%
	2015	160,152	24.00	to	26.26	4,167,612	1.45%	to	2.20%	1.28%	-1.54%	to	-0.80%
AB VPS Value Portfolio Class B(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	53,522	15.97	to	17.12	906,047	1.45%	to	1.95%	1.06%	11.09%	to	11.65%
	2016	69,152	14.37	to	15.34	1,048,382	1.45%	to	1.95%	1.41%	9.12%	to	9.67%
	2015	75,796	13.17	to	13.98	1,047,744	1.45%	to	1.95%	1.83%	-8.97%	to	-8.52%
AB VPS Dynamic Asset Allocation Portfolio Class B	2019	225,640	$12.29	to	$13.13	$2,931,067	1.00%	to	2.00%	1.82%	12.94%	to	14.09%
	2018	239,092	10.88	to	11.51	2,729,300	1.00%	to	2.00%	1.65%	-9.20%	to	-8.27%
	2017	278,901	11.99	to	12.55	3,468,700	1.00%	to	2.00%	1.82%	12.04%	to	13.18%
	2016	270,725	10.70	to	11.09	2,984,193	1.00%	to	2.00%	0.61%	1.29%	to	2.33%
	2015	227,325	10.56	to	10.83	2,466,215	1.00%	to	2.00%	0.75%	-3.27%	to	-2.29%
BlackRock Capital Appreciation V.I. Fund Class III(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	5,023,250	17.02	to	18.39	91,700,901	1.30%	to	2.30%	0.00%	-0.21%	to	0.80%
	2017	10,608,158	17.06	to	18.25	201,264,461	1.30%	to	2.30%	0.00%	29.90%	to	31.22%
	2016	12,399,053	13.13	to	13.91	179,514,680	1.30%	to	2.30%	0.00%	-2.43%	to	-1.44%
	2015	12,324,914	13.46	to	14.11	181,094,004	1.30%	to	2.30%	0.00%	4.17%	to	5.22%
BlackRock Global Allocation V.I. Fund Class III	2019	193,796	$14.56	to	$18.93	$3,062,314	1.30%	to	2.30%	1.00%	15.06%	to	16.22%
	2018	280,070	12.65	to	16.29	3,958,721	1.30%	to	2.30%	0.82%	-9.69%	to	-8.78%
	2017	309,888	14.01	to	17.86	4,888,928	1.30%	to	2.30%	1.25%	11.11%	to	12.23%
	2016	331,196	12.61	to	15.91	4,649,136	1.30%	to	2.30%	1.23%	1.42%	to	2.45%
	2015	333,336	12.43	to	15.53	4,668,557	1.30%	to	2.30%	1.07%	-3.27%	to	-2.29%
BlackRock Advantage Large Cap Core V.I. Fund Class III	2019	9,750,496	$22.36	to	$34.10	$302,788,237	1.30%	to	2.15%	1.08%	25.81%	to	26.89%
	2018	11,152,509	17.78	to	26.88	273,771,072	1.30%	to	2.15%	1.15%	-7.53%	to	-6.74%
	2017	12,842,509	19.22	to	28.82	339,125,500	1.30%	to	2.15%	1.01%	19.35%	to	20.38%
	2016	14,833,618	16.11	to	23.94	326,172,418	1.30%	to	2.15%	0.98%	7.89%	to	8.82%
	2015	15,022,652	14.93	to	22.00	304,582,846	1.30%	to	2.15%	0.85%	-1.92%	to	-1.07%
BlackRock Advantage Large Cap Value V.I. Fund Class III	2019	50,631	$24.44	to	$28.13	$1,383,082	1.30%	to	2.05%	2.01%	22.06%	to	22.98%
	2018	64,937	20.02	to	22.87	1,440,918	1.30%	to	2.05%	2.56%	-10.33%	to	-9.65%
	2017	45,589	22.33	to	25.32	1,134,715	1.30%	to	2.05%	1.16%	14.47%	to	15.34%
	2016	58,806	19.51	to	21.95	1,265,083	1.30%	to	2.05%	0.91%	10.86%	to	11.70%
	2015	64,566	17.60	to	19.65	1,241,970	1.30%	to	2.05%	0.81%	-4.11%	to	-3.38%

B-83

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2019	43,249	$18.88	to	$26.02	$1,080,067	1.30%	to	2.30%	1.62%	18.10%	to	19.30%
	2018	27,750	15.99	to	21.81	584,957	1.30%	to	2.30%	1.22%	-6.98%	to	-6.04%
	2017	29,170	17.19	to	23.21	656,284	1.30%	to	2.30%	1.77%	12.73%	to	13.87%
	2016	62,691	15.25	to	20.39	1,232,005	1.30%	to	2.30%	1.95%	2.65%	to	3.69%
	2015	72,208	14.85	to	19.66	1,375,792	1.30%	to	2.30%	1.93%	-1.55%	to	-0.55%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2019	4,429,659	$18.01	to	$31.55	$109,020,300	1.30%	to	2.15%	0.26%	18.39%	to	19.41%
	2018	4,426,401	15.21	to	26.42	91,841,812	1.30%	to	2.15%	0.17%	-19.92%	to	-19.23%
	2017	4,650,876	19.00	to	32.71	120,381,383	1.30%	to	2.15%	0.33%	11.54%	to	12.50%
	2016	5,581,792	17.03	to	29.08	129,019,664	1.30%	to	2.15%	0.39%	29.89%	to	31.01%
	2015	5,472,745	13.11	to	22.20	98,538,370	1.30%	to	2.15%	0.57%	-8.33%	to	-7.54%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2019	10,390	$32.55	to	$44.12	$441,050	1.30%	to	1.70%	0.00%	38.01%	to	38.57%
	2018	13,341	23.59	to	31.84	396,647	1.30%	to	1.70%	0.00%	-3.66%	to	-3.27%
	2017	13,926	24.48	to	32.92	428,179	1.30%	to	1.70%	0.00%	26.65%	to	27.16%
	2016	14,172	19.33	to	25.89	344,188	1.30%	to	1.70%	0.00%	10.62%	to	11.07%
	2015	17,503	17.47	to	23.31	389,954	1.30%	to	1.70%	0.00%	1.81%	to	2.21%
Columbia Variable Portfolio – Large Cap Growth Fund Class 2(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	6,514	20.89	to	29.34	185,343	1.30%	to	2.05%	0.00%	25.23%	to	26.18%
	2016	3,458	16.68	to	23.25	77,577	1.30%	to	2.05%	0.00%	-3.43%	to	-2.70%
	2015	6,813	17.28	to	23.90	158,623	1.30%	to	2.05%	0.00%	-0.81%	to	-0.06%
CTIVPSM – Loomis Sayles Growth Fund(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	14,861	24.87	to	33.85	488,475	1.30%	to	2.30%	0.00%	29.65%	to	30.96%
	2016	20,315	19.18	to	25.85	510,846	1.30%	to	2.30%	0.18%	3.03%	to	4.08%
	2015	22,734	18.62	to	24.83	551,713	1.30%	to	2.30%	0.00%	-0.45%	to	0.55%
CTIVPSM – AQR Managed Futures Strategy Fund Class 2(15)	2019	4,960	$9.02	to	$9.17	$44,977	0.75%	to	1.35%	0.00%	-0.94%	to	-0.33%
	2018	4,817	9.10	to	9.20	44,006	0.75%	to	1.35%	0.00%	-9.00%	to	-8.44%
	2017	4,760	10.00	to	10.04	47,677	0.75%	to	1.35%	0.41%	0.02%	to	0.45%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2(12)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	2,101,071	19.86	to	29.66	61,693,142	1.30%	to	2.05%	0.00%	7.57%	to	8.39%
Davis Financial Portfolio	2019	61,457	$25.39	to	$40.17	$1,655,749	1.30%	to	2.05%	1.43%	23.29%	to	24.22%
	2018	76,274	20.59	to	32.33	1,641,189	1.30%	to	2.05%	1.14%	-12.50%	to	-11.83%
	2017	93,277	23.53	to	36.67	2,262,770	1.30%	to	2.05%	0.68%	18.94%	to	19.84%
	2016	104,808	19.79	to	30.60	2,186,638	1.30%	to	2.05%	0.97%	11.91%	to	12.76%
	2015	127,804	17.68	to	27.14	2,317,463	1.30%	to	2.05%	0.88%	-0.08%	to	0.68%
Davis Real Estate Portfolio	2019	108,088	$20.07	to	$21.61	$2,309,092	1.45%	to	1.95%	0.97%	23.30%	to	23.92%
	2018	118,769	16.28	to	17.44	2,050,512	1.45%	to	1.95%	2.65%	-6.66%	to	-6.20%
	2017	143,331	17.44	to	18.59	2,643,141	1.45%	to	1.95%	1.20%	6.15%	to	6.68%
	2016	171,191	16.33	to	17.42	2,960,880	1.45%	to	2.00%	1.69%	7.51%	to	8.10%
	2015	187,422	15.19	to	16.12	2,998,329	1.45%	to	2.00%	1.57%	-0.37%	to	0.18%
Davis Value Portfolio	2019	1,379,115	$21.07	to	$22.69	$31,215,218	1.45%	to	1.95%	1.47%	28.62%	to	29.27%
	2018	1,741,065	16.38	to	17.55	30,492,447	1.45%	to	1.95%	0.83%	-15.28%	to	-14.86%
	2017	2,039,520	19.22	to	20.61	41,947,687	1.45%	to	2.00%	0.69%	20.19%	to	20.85%
	2016	2,668,605	15.99	to	17.06	45,421,382	1.45%	to	2.00%	1.21%	9.65%	to	10.26%
	2015	3,026,152	14.58	to	15.47	46,715,555	1.45%	to	2.00%	0.74%	-0.43%	to	0.12%
Wells Fargo VT International Equity Fund Class 2(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	12,245,392	16.02	to	19.77	239,564,120	1.30%	to	2.05%	2.80%	21.80%	to	22.72%
	2016	13,970,422	13.15	to	16.11	222,963,956	1.30%	to	2.05%	2.83%	1.18%	to	1.95%
	2015	13,909,740	13.00	to	15.80	217,979,268	1.30%	to	2.05%	3.78%	-0.28%	to	0.48%

B-84

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Wells Fargo VT Small Cap Value Fund Class 2(14)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,286	12.30	to	18.09	215,606	1.30%	to	2.05%	0.24%	-12.46%	to	-11.80%
Fidelity VIP Balanced Portfolio Service Class 2	2019	111,024	$21.41	to	$24.14	$2,647,106	1.45%	to	2.20%	1.47%	21.40%	to	22.32%
	2018	139,917	17.64	to	19.73	2,732,304	1.45%	to	2.20%	1.22%	-6.53%	to	-5.83%
	2017	161,691	18.87	to	20.95	3,353,128	1.45%	to	2.20%	1.23%	13.58%	to	14.43%
	2016	203,741	16.61	to	18.31	3,698,752	1.45%	to	2.20%	1.16%	4.63%	to	5.42%
	2015	224,748	15.88	to	17.37	3,874,042	1.45%	to	2.20%	1.23%	-1.83%	to	-1.09%
Fidelity VIP Contrafund Portfolio Service Class 2(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	16,046,599	16.92	to	30.71	381,064,087	1.30%	to	2.15%	0.43%	-8.64%	to	-7.85%
	2017	21,272,654	24.96	to	33.33	557,251,134	1.30%	to	2.20%	0.76%	18.93%	to	20.01%
	2016	24,709,054	20.99	to	27.77	542,510,489	1.30%	to	2.20%	0.63%	5.37%	to	6.33%
	2015	24,749,023	19.92	to	26.12	518,238,702	1.30%	to	2.20%	0.81%	-1.78%	to	-0.89%
Fidelity VIP Equity-Income Portfolio Service Class 2	2019	559,205	$20.24	to	$22.81	$12,687,216	1.45%	to	2.20%	1.73%	24.33%	to	25.26%
	2018	698,790	16.28	to	18.21	12,649,871	1.45%	to	2.20%	1.96%	-10.54%	to	-9.86%
	2017	832,875	18.19	to	20.20	16,734,061	1.45%	to	2.20%	1.40%	10.19%	to	11.02%
	2016	1,037,579	16.51	to	18.20	18,795,287	1.45%	to	2.20%	1.99%	15.13%	to	16.00%
	2015	1,253,592	14.34	to	15.69	19,559,161	1.45%	to	2.20%	2.90%	-6.33%	to	-5.63%
Fidelity VIP Growth Portfolio Service Class 2(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	91,497	23.54	to	24.09	2,167,487	1.45%	to	2.00%	0.09%	32.13%	to	32.86%
	2016	115,370	17.72	to	18.24	2,055,499	1.45%	to	2.00%	0.00%	-1.46%	to	-0.91%
	2015	135,519	17.88	to	18.51	2,435,887	1.45%	to	2.00%	0.03%	4.78%	to	5.35%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2019	2,865,392	$11.47	to	$14.59	$42,213,070	1.30%	to	2.05%	2.40%	7.17%	to	7.98%
	2018	3,369,304	10.71	to	13.51	46,031,567	1.30%	to	2.05%	2.12%	-2.81%	to	-2.08%
	2017	4,008,034	11.02	to	13.79	56,050,082	1.30%	to	2.05%	2.06%	1.87%	to	2.64%
	2016	4,625,402	10.81	to	13.44	63,108,654	1.30%	to	2.05%	2.15%	2.34%	to	3.12%
	2015	5,229,295	10.57	to	13.03	69,252,685	1.30%	to	2.05%	2.31%	-2.88%	to	-2.14%
Fidelity VIP Mid Cap Portfolio Service Class 2	2019	6,084,690	$20.89	to	$33.74	$200,151,281	1.30%	to	2.30%	0.67%	20.35%	to	21.57%
	2018	6,658,777	17.35	to	27.76	180,027,326	1.30%	to	2.30%	0.40%	-16.72%	to	-15.88%
	2017	7,665,447	20.84	to	32.99	246,082,177	1.30%	to	2.30%	0.48%	17.78%	to	18.97%
	2016	9,046,689	17.69	to	27.73	244,330,617	1.30%	to	2.30%	0.31%	9.36%	to	10.46%
	2015	9,451,697	16.18	to	25.11	231,234,872	1.30%	to	2.30%	0.25%	-3.88%	to	-2.91%
Fidelity VIP Overseas Portfolio Service Class 2	2019	14,243	$17.08	to	$23.06	$314,550	1.30%	to	2.30%	1.38%	24.58%	to	25.84%
	2018	18,328	13.71	to	18.32	316,121	1.30%	to	2.30%	1.34%	-17.00%	to	-16.16%
	2017	16,392	16.52	to	21.86	348,487	1.30%	to	2.30%	1.21%	27.01%	to	28.30%
	2016	15,065	13.01	to	17.04	250,441	1.30%	to	2.30%	1.25%	-7.44%	to	-6.50%
	2015	15,907	14.05	to	18.22	282,785	1.30%	to	2.30%	1.13%	0.93%	to	1.95%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)	2019	2,090,026	$9.29	to	$10.15	$20,209,819	0.75%	to	2.30%	1.74%	-0.58%	to	0.99%
	2018	2,039,219	9.35	to	10.05	19,655,965	0.75%	to	2.30%	1.39%	-0.94%	to	0.62%
	2017	1,999,557	9.43	to	9.75	19,277,326	1.00%	to	2.30%	0.42%	-1.89%	to	-0.59%
	2016	2,170,573	9.62	to	9.81	21,145,923	1.00%	to	2.30%	0.01%	-2.29%	to	-1.00%
	2015	1,850,002	9.84	to	9.91	18,299,018	1.00%	to	2.30%	0.01%	-1.59%	to	-0.90%
Fidelity VIP Growth Opportunities Portfolio Service Class 2	2019	1,209,178	$18.43	to	$25.94	$32,099,101	0.75%	to	2.05%	0.00%	37.62%	to	39.44%
	2018	1,274,650	13.22	to	18.85	24,714,206	0.75%	to	2.05%	0.09%	9.91%	to	11.37%
	2017	1,404,057	11.87	to	17.15	24,705,010	0.75%	to	2.05%	0.10%	18.67%	to	31.43%
	2016	1,308,017	13.05	to	13.55	17,526,834	1.00%	to	2.05%	0.05%	-1.99%	to	-0.94%
	2015	847,218	13.31	to	13.67	11,492,789	1.00%	to	2.05%	0.00%	3.18%	to	4.29%

B-85

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Templeton Global Bond VIP Fund Class 2	2019	483,060	$10.91	to	$14.29	$5,815,317	1.30%	to	2.30%	7.17%	-0.32%	to	0.69%
	2018	535,334	10.94	to	14.19	6,434,908	1.30%	to	2.30%	0.00%	-0.39%	to	0.61%
	2017	635,313	10.99	to	14.11	7,734,568	1.30%	to	2.30%	0.00%	-0.41%	to	0.60%
	2016	684,498	11.03	to	14.02	8,327,040	1.30%	to	2.30%	0.00%	0.58%	to	1.60%
	2015	731,145	10.97	to	13.80	8,900,889	1.30%	to	2.30%	7.82%	-6.49%	to	-5.55%
Templeton Growth VIP Fund Class 2	2019	147,172	$15.48	to	$23.12	$2,559,105	1.30%	to	1.95%	2.75%	12.92%	to	13.66%
	2018	165,361	13.71	to	20.34	2,528,938	1.30%	to	1.95%	1.99%	-16.50%	to	-15.96%
	2017	198,888	18.14	to	24.21	3,618,606	1.30%	to	2.05%	1.62%	16.08%	to	16.96%
	2016	244,707	15.63	to	20.70	3,820,715	1.30%	to	2.05%	2.07%	7.37%	to	8.19%
	2015	302,510	14.56	to	19.13	4,371,183	1.30%	to	2.05%	2.64%	-8.40%	to	-7.70%
Templeton Foreign VIP Fund Class 2(10)	2019	12,595,317	$10.94	to	$15.32	$187,079,321	1.30%	to	2.15%	1.72%	10.12%	to	11.07%
	2018	12,652,625	9.85	to	13.91	168,965,423	1.30%	to	2.15%	2.62%	-17.25%	to	-16.54%
	2017	12,483,219	11.80	to	16.81	198,896,670	1.30%	to	2.15%	2.57%	14.19%	to	15.18%
	2016	13,144,477	10.25	to	14.72	181,492,038	1.30%	to	2.15%	2.10%	2.48%	to	4.87%
	2015	8,370,186	14.04	to	14.43	120,447,598	1.40%	to	2.15%	2.93%	-8.50%	to	-7.80%
Franklin Income VIP Fund Class 2	2019	178,847	$16.10	to	$24.14	$4,060,517	1.30%	to	2.30%	5.47%	13.40%	to	14.55%
	2018	208,820	14.20	to	21.07	4,110,618	1.30%	to	2.30%	4.86%	-6.49%	to	-5.55%
	2017	250,912	15.18	to	22.31	5,296,219	1.30%	to	2.30%	4.19%	7.16%	to	8.25%
	2016	263,735	14.17	to	20.61	5,140,165	1.30%	to	2.30%	4.96%	11.41%	to	12.54%
	2015	297,468	12.72	to	18.31	5,132,373	1.30%	to	2.30%	4.59%	-9.18%	to	-8.26%
Franklin Mutual Shares VIP Fund Class 2	2019	77,607	$19.84	to	$26.65	$1,879,570	1.30%	to	2.05%	1.81%	20.07%	to	20.98%
	2018	96,897	16.52	to	22.03	1,915,931	1.30%	to	2.05%	2.21%	-10.92%	to	-10.25%
	2017	131,204	18.55	to	24.55	2,869,430	1.30%	to	2.05%	2.17%	6.13%	to	6.94%
	2016	144,990	17.48	to	22.95	2,991,445	1.30%	to	2.05%	2.04%	13.68%	to	14.55%
	2015	170,404	15.37	to	20.04	3,046,263	1.30%	to	2.05%	3.11%	-6.88%	to	-6.17%
Franklin U.S. Government Securities VIP Fund Class 2(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	28,064,073	9.09	to	10.67	283,748,345	1.30%	to	2.15%	2.72%	-1.81%	to	-0.97%
	2017	29,965,989	9.25	to	10.78	306,740,962	1.30%	to	2.15%	2.64%	-0.83%	to	0.02%
	2016	27,347,898	9.33	to	10.78	280,487,142	1.30%	to	2.15%	2.51%	-1.50%	to	-0.65%
	2015	27,545,334	9.47	to	10.85	285,923,819	1.30%	to	2.15%	2.50%	-1.68%	to	-0.83%
Franklin Rising Dividends VIP Fund Class 2(8)	2019	—	$—		$—	$—	NA		NA	NA	NA		NA
	2018	438,634	20.58	to	23.03	9,968,777	1.45%	to	2.20%	1.30%	-7.15%	to	-6.45%
	2017	536,974	22.17	to	24.61	13,074,732	1.45%	to	2.20%	1.55%	17.92%	to	18.81%
	2016	672,352	18.80	to	20.72	13,802,551	1.45%	to	2.20%	1.40%	13.50%	to	14.36%
	2015	844,435	16.56	to	18.12	15,129,219	1.45%	to	2.20%	1.44%	-5.76%	to	-5.05%
Franklin Small Cap Value VIP Fund Class 2	2019	2,190,046	$24.53	to	$37.01	$75,928,230	1.30%	to	2.30%	1.06%	23.46%	to	24.71%
	2018	2,568,832	19.87	to	29.68	71,304,479	1.30%	to	2.30%	0.89%	-14.87%	to	-14.01%
	2017	2,879,588	23.34	to	34.51	92,590,745	1.30%	to	2.30%	0.52%	8.12%	to	9.21%
	2016	3,458,316	21.58	to	31.60	100,988,739	1.30%	to	2.30%	0.82%	27.20%	to	28.49%
	2015	4,055,365	16.97	to	24.59	91,924,463	1.30%	to	2.30%	0.63%	-9.51%	to	-8.59%
Franklin Growth & Income VIP Fund Class 2	2019	1,797,487	$13.20	to	$16.77	$31,197,465	0.75%	to	2.05%	2.29%	23.08%	to	24.72%
	2018	1,923,627	10.58	to	13.62	26,973,126	0.75%	to	2.05%	2.45%	-6.54%	to	-5.29%
	2017	2,092,783	11.18	to	14.57	31,257,378	0.75%	to	2.05%	5.94%	11.76%	to	13.48%
	2016	1,882,867	12.84	to	13.33	24,803,818	1.00%	to	2.05%	2.45%	9.33%	to	10.50%
	2015	1,169,369	11.75	to	12.06	13,977,894	1.00%	to	2.05%	2.83%	-2.94%	to	-1.90%
MFS Total Return Bond Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,591,159	10.39	to	11.25	127,060,373	1.30%	to	2.15%	3.20%	1.95%	to	2.83%
	2016	10,175,051	10.19	to	10.94	108,764,774	1.30%	to	2.15%	3.35%	1.77%	to	2.65%
	2015	9,666,177	10.01	to	10.66	100,992,958	1.30%	to	2.15%	3.29%	-2.71%	to	-1.87%
MFS Core Equity Portfolio Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	11,624	23.71	to	24.56	285,182	1.45%	to	1.70%	0.64%	22.39%	to	22.70%
	2016	14,966	19.06	to	20.01	299,221	1.45%	to	1.75%	0.49%	9.12%	to	9.45%
	2015	15,727	17.46	to	18.29	287,306	1.45%	to	1.75%	0.96%	-2.16%	to	-1.87%

B-86

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Growth Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	55,351	26.33	to	36.95	1,762,325	1.30%	to	2.30%	0.00%	28.09%	to	29.38%
	2016	85,193	20.56	to	28.56	2,109,168	1.30%	to	2.30%	0.00%	-0.17%	to	0.85%
	2015	127,194	20.59	to	28.32	3,175,955	1.30%	to	2.30%	0.00%	4.85%	to	5.91%
MFS Investors Trust Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	15,738	22.68	to	24.83	388,587	1.45%	to	1.75%	0.55%	20.88%	to	21.24%
	2016	17,163	18.76	to	20.48	349,597	1.45%	to	1.75%	0.52%	6.42%	to	6.74%
	2015	32,565	17.63	to	19.18	621,801	1.45%	to	1.75%	0.65%	-1.79%	to	-1.50%
MFS New Discovery Series Service Class	2019	1,139,111	$36.80	to	$38.97	$44,049,640	1.40%	to	2.15%	0.00%	38.25%	to	39.30%
	2018	1,324,953	26.62	to	27.98	36,773,638	1.40%	to	2.15%	0.00%	-3.82%	to	-3.09%
	2017	1,557,560	27.67	to	28.87	44,634,703	1.40%	to	2.15%	0.00%	23.63%	to	24.56%
	2016	1,806,592	22.39	to	23.18	41,578,565	1.40%	to	2.15%	0.00%	6.46%	to	7.27%
	2015	1,565,971	21.03	to	21.61	33,564,333	1.40%	to	2.15%	0.00%	-4.24%	to	-3.52%
MFS Strategic Income Portfolio Service Class	2019	30,770	$15.21	to	$16.48	$492,740	1.45%	to	1.95%	3.37%	9.13%	to	9.68%
	2018	29,978	13.94	to	15.02	439,567	1.45%	to	1.95%	3.57%	-4.01%	to	-3.53%
	2017	31,079	14.52	to	15.57	476,676	1.45%	to	1.95%	4.12%	3.83%	to	4.35%
	2016	29,259	13.99	to	14.93	435,303	1.45%	to	1.95%	2.85%	5.90%	to	6.43%
	2015	31,021	13.21	to	14.02	433,300	1.45%	to	1.95%	5.20%	-3.96%	to	-3.48%
MFS Total Return Series Service Class	2019	292,801	$18.10	to	$20.41	$5,893,145	1.45%	to	2.20%	2.05%	17.49%	to	18.38%
	2018	366,328	15.41	to	17.24	6,234,134	1.45%	to	2.20%	1.96%	-7.93%	to	-7.24%
	2017	452,869	16.74	to	18.59	8,325,285	1.45%	to	2.20%	2.09%	9.58%	to	10.40%
	2016	606,454	15.27	to	16.83	10,104,489	1.45%	to	2.20%	2.63%	6.43%	to	7.23%
	2015	724,763	14.35	to	15.70	11,275,546	1.45%	to	2.20%	2.28%	-2.75%	to	-2.02%
MFS Utilities Series Service Class(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	4,202,241	14.45	to	24.51	85,147,507	1.30%	to	2.15%	0.85%	-1.35%	to	-0.50%
	2017	4,611,636	14.65	to	24.63	94,372,063	1.30%	to	2.15%	4.04%	12.04%	to	13.01%
	2016	4,843,625	13.07	to	21.80	88,070,613	1.30%	to	2.15%	3.61%	8.85%	to	9.79%
	2015	5,188,134	12.01	to	19.86	86,452,258	1.30%	to	2.15%	4.13%	-16.58%	to	-15.87%
MFS Value Series Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	43,433	23.45	to	30.11	1,218,829	1.30%	to	2.05%	1.73%	14.95%	to	15.82%
	2016	48,192	20.40	to	25.99	1,174,165	1.30%	to	2.05%	1.98%	11.45%	to	12.29%
	2015	53,903	18.31	to	23.15	1,161,006	1.30%	to	2.05%	2.10%	-2.96%	to	-2.22%
MFS Technology Portfolio Service Class	2019	1,213,485	$22.23	to	$23.55	$28,432,318	1.40%	to	2.15%	0.00%	32.97%	to	33.97%
	2018	1,433,302	16.72	to	17.58	25,074,384	1.40%	to	2.15%	0.00%	-0.65%	to	0.10%
	2017	1,674,060	16.83	to	17.56	29,268,260	1.40%	to	2.15%	0.00%	35.68%	to	36.71%
	2016	2,016,435	12.40	to	12.84	25,804,935	1.40%	to	2.15%	0.00%	6.06%	to	6.86%
	2015	2,159,542	11.70	to	12.02	25,882,086	1.40%	to	2.15%	0.00%	8.16%	to	8.98%
MFS VIT II International Intrinsic Value Fund (formerly MFS International Value Portfolio Service Class)	2019	553,402	$13.03	to	$15.78	$9,142,597	0.75%	to	2.05%	1.47%	23.08%	to	24.71%
	2018	588,577	10.45	to	12.82	7,826,875	0.75%	to	2.05%	0.92%	-11.57%	to	-10.40%
	2017	602,479	11.66	to	14.50	9,000,321	0.75%	to	2.05%	1.33%	16.61%	to	24.22%
	2016	589,930	11.67	to	12.12	7,065,697	1.00%	to	2.05%	1.24%	1.71%	to	2.80%
	2015	434,063	11.48	to	11.79	5,071,134	1.00%	to	2.05%	2.21%	4.14%	to	5.26%
MFS Blended Research Core Equity Portfolio Service Class	2019	3,676,913	$13.65	to	$14.08	$51,706,539	1.40%	to	2.06%	1.26%	26.25%	to	27.07%
	2018	3,887,357	10.82	to	11.08	43,026,930	1.40%	to	2.06%	1.13%	-9.87%	to	-9.28%
	2017	4,167,332	12.00	to	12.21	50,856,770	1.40%	to	2.06%	1.29%	18.01%	to	18.78%
	2016	4,367,855	10.15	to	10.28	44,886,590	1.40%	to	2.15%	1.37%	5.85%	to	6.66%
	2015	2,806,600	9.62	to	9.64	27,047,462	1.40%	to	1.75%	2.13%	-3.84%	to	-3.61%
Oppenheimer Capital Appreciation Fund/VA Service Class(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,010,538	22.60	to	31.26	92,949,366	1.30%	to	2.05%	0.01%	23.92%	to	24.86%
	2016	3,526,468	18.24	to	25.04	87,332,497	1.30%	to	2.05%	0.12%	-4.43%	to	-3.70%
	2015	3,452,198	19.08	to	26.00	88,886,050	1.30%	to	2.05%	0.00%	1.16%	to	1.93%

B-87

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco Oppenheimer International Growth Fund (formerly Oppenheimer International Growth Fund/VA Service Class)	2019	412,156	$11.77	to	$12.36	$5,354,662	0.75%	to	2.05%	0.72%	25.33%	to	26.99%
	2018	464,901	9.27	to	9.86	4,769,161	0.75%	to	2.05%	0.57%	-21.20%	to	-20.15%
	2017	533,074	12.52	to	13.13	7,443,625	1.00%	to	2.05%	1.16%	23.85%	to	25.18%
	2016	485,183	10.10	to	10.49	5,502,365	1.00%	to	2.05%	0.83%	-4.72%	to	-3.69%
	2015	366,791	10.60	to	10.89	4,614,916	1.00%	to	2.05%	0.87%	0.99%	to	2.08%
Invesco Oppenheimer Main St Small Cap Fund (formerly Oppenheimer Main Street Small Cap Fund/VA Service Class)(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	8,587,228	20.97	to	33.79	207,748,091	1.30%	to	2.30%	0.06%	-12.59%	to	-11.70%
	2017	9,546,509	23.99	to	38.26	264,000,286	1.30%	to	2.30%	0.64%	11.30%	to	12.43%
	2016	10,651,771	21.55	to	34.03	265,273,548	1.30%	to	2.30%	0.25%	14.97%	to	16.14%
	2015	9,820,343	18.75	to	29.30	217,433,281	1.30%	to	2.30%	0.63%	-8.24%	to	-7.31%
Invesco Oppenheimer Global Strategy Income Fund (formerly Oppenheimer Global Strategic Income Fund/VA Service Class)(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	24,503,902	10.10	to	14.71	316,244,348	1.30%	to	2.15%	4.52%	-6.58%	to	-5.78%
	2017	26,111,876	10.81	to	15.62	359,893,887	1.30%	to	2.15%	2.00%	3.76%	to	4.66%
	2016	24,760,921	10.42	to	14.92	328,400,646	1.30%	to	2.15%	4.60%	3.98%	to	4.88%
	2015	25,137,865	10.02	to	14.23	323,208,207	1.30%	to	2.15%	5.40%	-4.58%	to	-3.76%
PIMCO Low Duration Portfolio Advisor Class	2019	113,358	$9.67	to	$11.81	$1,286,389	1.30%	to	2.05%	2.68%	1.80%	to	2.58%
	2018	130,761	9.50	to	11.51	1,449,384	1.30%	to	2.05%	1.79%	-1.81%	to	-1.07%
	2017	165,475	9.67	to	11.64	1,869,013	1.30%	to	2.05%	1.24%	-0.82%	to	-0.07%
	2016	201,863	9.75	to	11.65	2,291,798	1.30%	to	2.05%	1.39%	-0.77%	to	-0.02%
	2015	216,914	9.83	to	11.65	2,469,904	1.30%	to	2.05%	3.24%	-1.83%	to	-1.08%
PIMCO Real Return Portfolio Advisor Class	2019	59,841	$10.47	to	$13.92	$796,393	1.30%	to	2.30%	1.43%	5.86%	to	6.93%
	2018	113,457	9.89	to	13.02	1,439,008	1.30%	to	2.30%	2.35%	-4.54%	to	-3.58%
	2017	149,830	10.36	to	13.50	1,947,674	1.30%	to	2.30%	2.27%	1.18%	to	2.21%
	2016	165,653	10.24	to	13.21	2,109,516	1.30%	to	2.30%	2.17%	2.68%	to	3.72%
	2015	181,788	9.97	to	12.74	2,227,825	1.30%	to	2.30%	3.71%	-5.03%	to	-4.07%
PIMCO Total Return Portfolio Advisor Class(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	23,828,459	10.44	to	13.25	312,010,614	1.30%	to	2.30%	2.37%	-2.91%	to	-1.93%
	2017	47,742,152	10.75	to	13.51	578,478,178	1.30%	to	2.30%	1.92%	2.41%	to	3.45%
	2016	44,812,493	10.50	to	13.06	526,091,024	1.30%	to	2.30%	1.98%	0.23%	to	1.24%
	2015	48,688,308	10.47	to	12.90	566,325,510	1.30%	to	2.30%	4.88%	-1.95%	to	-0.96%
PIMCO VIT Balanced Allocation Portfolio Advisor Class	2019	96,550	$12.28	to	$13.12	$1,241,568	1.00%	to	2.00%	2.03%	16.57%	to	17.76%
	2018	103,999	10.53	to	11.14	1,138,650	1.00%	to	2.00%	1.13%	-7.56%	to	-6.62%
	2017	130,655	11.37	to	11.93	1,537,258	1.00%	to	2.05%	0.61%	11.97%	to	13.17%
	2016	134,787	10.15	to	10.54	1,405,380	1.00%	to	2.05%	0.67%	2.83%	to	3.93%
	2015	98,189	9.87	to	10.14	988,655	1.00%	to	2.05%	1.99%	-3.30%	to	-2.27%
PIMCO Dynamic Bond Portfolio Adviser Class	2019	191,401	$10.17	to	$10.65	$2,030,614	0.75%	to	2.00%	4.32%	2.74%	to	4.05%
	2018	195,156	9.90	to	10.23	2,000,127	0.75%	to	2.00%	2.75%	-1.10%	to	0.16%
	2017	188,592	10.01	to	10.48	1,942,851	1.00%	to	2.00%	1.61%	2.81%	to	3.86%
	2016	189,522	9.72	to	10.09	1,886,938	1.00%	to	2.05%	1.63%	2.48%	to	3.58%
	2015	106,840	9.50	to	9.74	1,030,673	1.00%	to	2.00%	4.52%	-3.74%	to	-2.76%
Pioneer Disciplined Value VCT Portfolio Class II(13)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	12,015,558	15.08	to	17.94	213,740,946	1.30%	to	2.05%	0.74%	-7.39%	to	-6.69%

B-88

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Pioneer Equity Income VCT Portfolio Class II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	10,406,871	23.95	to	30.65	208,549,990	1.30%	to	2.30%	1.47%	12.54%	to	13.68%
	2016	11,083,830	21.28	to	26.96	195,702,428	1.30%	to	2.30%	1.84%	16.79%	to	17.97%
	2015	10,553,098	18.22	to	22.86	157,950,595	1.30%	to	2.30%	1.93%	-2.07%	to	-1.08%
Pioneer Fund VCT Portfolio Class II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	2,080	22.15	to	28.63	56,465	1.30%	to	2.05%	0.95%	18.88%	to	19.78%
	2016	2,514	18.63	to	23.90	57,335	1.30%	to	2.05%	1.05%	7.37%	to	8.19%
	2015	2,617	17.35	to	22.09	55,188	1.30%	to	2.05%	0.76%	-2.41%	to	-1.67%
Pioneer Mid Cap Value VCT Portfolio Class II	2019	6,028,462	$20.02	to	$27.68	$164,635,350	1.30%	to	2.30%	1.06%	25.15%	to	26.42%
	2018	6,979,086	16.00	to	21.90	150,972,881	1.30%	to	2.30%	0.46%	-21.34%	to	-20.54%
	2017	7,229,466	20.34	to	27.56	197,061,556	1.30%	to	2.30%	0.62%	10.29%	to	11.40%
	2016	7,878,991	18.44	to	24.74	193,019,720	1.30%	to	2.30%	0.47%	13.56%	to	14.71%
	2015	8,246,654	16.24	to	21.56	176,331,100	1.30%	to	2.30%	0.55%	-8.50%	to	-7.57%
Pioneer Bond VCT Portfolio Class II	2019	6,024,646	$10.79	to	$10.93	$65,664,693	0.75%	to	2.05%	3.01%	6.67%	to	8.08%
	2018	6,311,045	9.99	to	10.25	64,055,884	0.75%	to	2.05%	3.06%	-3.02%	to	-1.73%
	2017	6,648,443	10.16	to	10.57	69,268,040	0.75%	to	2.05%	2.61%	1.52%	to	1.61%
	2016	5,188,812	10.41	to	10.81	52,967,795	1.00%	to	2.05%	2.54%	1.79%	to	2.89%
	2015	2,719,533	10.23	to	10.50	27,107,672	1.00%	to	2.05%	2.42%	-1.97%	to	-0.92%
American Century VP Mid Cap Value Fund Class II	2019	893,896	$11.89	to	$17.21	$15,422,603	0.75%	to	2.05%	1.91%	26.35%	to	28.03%
	2018	950,856	9.29	to	13.62	13,046,520	0.75%	to	2.05%	1.54%	-14.75%	to	-13.61%
	2017	5,767,302	10.75	to	26.69	148,586,896	0.75%	to	2.15%	1.40%	7.53%	to	9.08%
	2016	5,809,086	15.19	to	24.47	137,749,443	1.00%	to	2.15%	1.56%	20.08%	to	21.49%
	2015	5,280,039	12.50	to	20.38	105,193,903	1.00%	to	2.15%	1.49%	-3.69%	to	-2.56%
American Century VP Inflation Protection Fund Class II	2019	874,721	$9.92	to	$10.60	$9,137,135	0.75%	to	2.05%	2.33%	6.67%	to	8.09%
	2018	870,570	9.30	to	9.81	8,437,292	0.75%	to	2.05%	2.85%	-4.81%	to	-3.55%
	2017	894,243	9.77	to	10.17	9,025,571	0.75%	to	2.05%	2.67%	1.55%	to	1.68%
	2016	777,179	9.62	to	9.99	7,670,726	1.00%	to	2.05%	1.82%	2.24%	to	3.34%
	2015	477,942	9.41	to	9.67	4,579,502	1.00%	to	2.05%	1.62%	-4.47%	to	-3.44%
Dreyfus Appreciation Portfolio Service Class(11)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	1,217,339	48.04	to	49.36	59,916,192	1.40%	to	2.15%	1.48%	-4.80%	to	-4.08%
Ivy VIP Mid Cap Growth Fund Class II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	8,780,945	13.45	to	14.03	122,670,391	1.40%	to	2.15%	0.00%	24.18%	to	25.12%
	2016	9,800,311	10.83	to	11.21	109,507,604	1.40%	to	2.15%	0.00%	3.84%	to	4.63%
	2015	8,567,886	10.43	to	10.72	91,551,483	1.40%	to	2.15%	0.00%	-7.80%	to	-7.10%
Ivy VIP Global Bond Fund Class II	2019	447,779	$10.69	to	$10.94	$5,016,863	0.75%	to	2.05%	3.70%	7.18%	to	8.60%
	2018	512,928	9.97	to	10.08	5,319,461	0.75%	to	2.05%	2.84%	-2.22%	to	-0.93%
	2017	528,191	10.17	to	10.20	5,562,820	0.75%	to	2.05%	2.81%	1.70%	to	2.13%
	2016	478,173	9.99	to	10.37	4,894,682	1.00%	to	2.05%	3.40%	4.84%	to	5.96%
	2015	339,352	9.53	to	9.78	3,289,588	1.00%	to	2.05%	2.49%	-4.65%	to	-3.63%
Ivy VIP High Income Fund Class II	2019	630,845	$11.07	to	$11.93	$7,848,270	0.75%	to	2.05%	6.67%	8.91%	to	10.36%
	2018	694,532	10.03	to	10.95	7,875,229	0.75%	to	2.05%	6.37%	-4.12%	to	-2.85%
	2017	744,878	10.32	to	11.42	8,748,937	0.75%	to	2.05%	5.49%	3.23%	to	4.49%
	2016	639,274	10.93	to	11.35	7,169,069	1.00%	to	2.05%	6.52%	13.80%	to	15.02%
	2015	407,419	9.61	to	9.87	3,985,414	1.00%	to	2.05%	4.76%	-8.42%	to	-7.44%
Putnam VT Equity Income Fund Class IB	2019	4,026,357	$31.07	to	$32.91	$131,972,296	1.40%	to	2.15%	2.06%	27.61%	to	28.58%
	2018	4,497,171	24.35	to	25.59	114,664,289	1.40%	to	2.15%	0.70%	-10.45%	to	-9.77%
	2017	4,886,198	27.19	to	28.36	138,121,454	1.40%	to	2.15%	1.67%	16.23%	to	17.11%
	2016	5,310,015	23.39	to	24.22	128,240,058	1.40%	to	2.15%	1.82%	11.20%	to	12.05%
	2015	4,815,996	21.04	to	21.62	103,842,408	1.40%	to	2.15%	1.43%	-5.12%	to	-4.40%

B-89

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Putnam VT Multi Asset Absolute Return Class IB	2019	144,230	$9.77	to	$10.44	$1,476,229	1.00%	to	2.00%	0.00%	3.80%	to	4.85%
	2018	174,917	9.39	to	9.95	1,711,226	1.00%	to	2.05%	0.38%	-9.73%	to	-8.76%
	2017	181,489	10.40	to	10.91	1,952,018	1.00%	to	2.05%	0.00%	4.79%	to	5.91%
	2016	154,673	9.92	to	10.30	1,575,398	1.00%	to	2.05%	3.75%	-1.37%	to	-0.31%
	2015	129,597	10.06	to	10.33	1,325,172	1.00%	to	2.05%	0.06%	-2.58%	to	-1.53%
Putnam VT Small Cap Value Fund Class IB	2019	598,621	$10.36	to	$13.91	$8,008,158	0.75%	to	2.05%	0.65%	21.69%	to	23.31%
	2018	599,740	8.40	to	11.43	6,610,151	0.75%	to	2.05%	0.40%	-21.57%	to	-20.53%
	2017	617,738	10.57	to	14.57	8,654,837	0.75%	to	2.05%	0.69%	5.66%	to	5.74%
	2016	463,649	13.79	to	14.31	6,286,912	1.00%	to	2.05%	0.97%	24.87%	to	26.21%
	2015	233,009	11.04	to	11.34	2,619,225	1.00%	to	2.05%	0.60%	-6.20%	to	-5.20%
Putnam VT Multi Cap Core Fund Class IB	2019	8,082,543	$14.32	to	$14.83	$119,624,021	1.40%	to	2.15%	1.14%	28.81%	to	29.79%
	2018	8,930,195	11.11	to	11.43	101,863,909	1.40%	to	2.15%	1.09%	-9.61%	to	-8.93%
	2017	9,874,025	12.30	to	12.55	123,722,700	1.40%	to	2.15%	1.08%	20.22%	to	21.14%
	2016	11,074,209	10.23	to	10.36	114,607,665	1.40%	to	2.15%	0.55%	9.64%	to	10.48%
	2015	2,973,680	9.35	to	9.38	27,875,549	1.40%	to	1.75%	0.00%	-6.47%	to	-6.24%
ALPS/Alerian Energy Infrastructure Portfolio Class III	2019	230,059	$9.26	to	$9.39	$2,241,807	0.75%	to	2.05%	1.54%	17.94%	to	19.51%
	2018	256,293	7.85	to	7.85	2,097,559	0.75%	to	2.05%	1.71%	-20.62%	to	-19.57%
	2017	288,182	9.76	to	9.89	2,947,478	0.75%	to	2.05%	1.97%	-2.87%	to	-2.36%
	2016	251,997	10.18	to	10.57	2,635,047	1.00%	to	2.05%	2.56%	37.90%	to	39.39%
	2015	167,892	7.38	to	7.58	1,262,873	1.00%	to	2.05%	1.07%	-39.20%	to	-38.54%
ALPS/Red Rocks Listed Private Equity Portfolio Class III	2019	198,044	$14.39	to	$15.13	$2,951,842	1.00%	to	2.00%	0.00%	37.04%	to	38.44%
	2018	203,321	10.50	to	10.93	2,196,008	1.00%	to	2.00%	5.18%	-14.28%	to	-13.41%
	2017	210,812	12.25	to	12.62	2,637,051	1.00%	to	2.00%	2.52%	22.46%	to	23.71%
	2016	192,754	9.99	to	10.20	1,954,891	1.00%	to	2.05%	0.90%	5.75%	to	6.89%
	2015	124,718	9.46	to	9.54	1,186,917	1.00%	to	2.00%	0.26%	-5.45%	to	-4.58%
DWS Alternative Asset Allocation VIP Class B	2019	50,225	$10.12	to	$10.61	$533,414	0.75%	to	2.00%	3.54%	12.06%	to	13.49%
	2018	49,622	9.03	to	9.35	466,908	0.75%	to	2.00%	1.90%	-11.16%	to	-10.03%
	2017	55,721	10.14	to	10.39	585,856	0.75%	to	2.05%	1.96%	3.88%	to	4.82%
	2016	50,969	9.67	to	10.04	507,431	1.00%	to	2.05%	1.87%	2.83%	to	3.94%
	2015	45,993	9.41	to	9.66	441,679	1.00%	to	2.05%	2.25%	-8.46%	to	-7.48%
Janus Henderson Enterprise Portfolio Service Shares	2019	486,316	$22.63	to	$24.26	$11,592,973	1.00%	to	2.05%	0.05%	32.39%	to	33.81%
	2018	530,966	17.10	to	18.13	9,481,712	1.00%	to	2.05%	0.13%	-2.70%	to	-1.66%
	2017	567,782	17.57	to	18.43	10,337,425	1.00%	to	2.05%	0.54%	24.48%	to	25.82%
	2016	515,979	14.11	to	14.65	7,486,196	1.00%	to	2.05%	0.69%	9.80%	to	10.98%
	2015	354,420	12.86	to	13.20	4,646,655	1.00%	to	2.05%	0.82%	1.64%	to	2.73%
Janus Henderson Global Technology Portfolio Service Shares (12)	2019	2,892,233	$18.00	to	$22.28	$67,172,349	0.75%	to	2.05%	0.40%	41.86%	to	43.73%
	2018	3,622,377	12.52	to	15.71	58,795,880	0.75%	to	2.05%	1.06%	0.00%	to	0.00%
	2017	4,279,482	15.89	to	22.19	69,833,121	1.00%	to	2.05%	0.44%	41.94%	to	43.46%
	2016	5,497,110	14.90	to	15.47	62,570,771	1.00%	to	2.05%	0.12%	11.51%	to	12.71%
	2015	123,545	13.37	to	13.73	1,682,436	1.00%	to	2.05%	0.45%	2.50%	to	3.60%
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	2019	352,637	$12.27	to	$13.78	$5,106,191	0.75%	to	2.05%	0.04%	15.37%	to	16.90%
	2018	445,103	10.50	to	11.94	5,537,147	0.75%	to	2.05%	1.29%	-8.48%	to	-7.27%
	2017	468,590	11.32	to	13.05	6,314,484	0.75%	to	2.05%	0.00%	13.19%	to	18.06%
	2016	466,166	11.06	to	11.48	5,285,533	1.00%	to	2.05%	0.26%	1.18%	to	2.27%
	2015	408,243	10.93	to	11.22	4,543,588	1.00%	to	2.05%	0.00%	-2.49%	to	-1.44%
ClearBridge Variable Small Cap Growth Portfolio Class II	2019	657,676	$15.10	to	$18.00	$11,797,539	0.75%	to	2.05%	0.00%	23.96%	to	25.60%
	2018	693,898	12.02	to	14.52	9,984,865	0.75%	to	2.05%	0.00%	1.09%	to	2.43%
	2017	788,251	11.74	to	14.36	11,121,926	0.75%	to	2.05%	0.00%	17.39%	to	21.37%
	2016	604,174	11.83	to	12.28	7,109,008	1.00%	to	2.05%	0.00%	3.37%	to	4.48%
	2015	276,769	11.45	to	11.76	3,225,605	1.00%	to	2.05%	0.00%	-6.55%	to	-5.55%

B-90

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	2019	78,973	$11.74	to	$12.55	$973,449	1.00%	to	2.00%	2.03%	13.20%	to	14.36%
	2018	84,661	10.37	to	10.97	914,779	1.00%	to	2.00%	1.26%	-9.10%	to	-8.18%
	2017	120,451	11.41	to	11.95	1,420,615	1.00%	to	2.00%	1.24%	11.54%	to	12.68%
	2016	124,782	10.23	to	10.60	1,309,914	1.00%	to	2.00%	1.05%	-2.47%	to	-1.47%
	2015	94,534	10.49	to	10.76	1,010,416	1.00%	to	2.00%	1.65%	-7.33%	to	-6.39%
Western Asset Core Plus VIT Portfolio Class II(8)	2019	—	$—	to	$—	$—	NA		NA	NA	NA		NA
	2018	4,284,806	9.82	to	9.97	42,696,506	1.40%	to	1.80%	3.43%	-4.39%	to	-4.00%
	2017	4,192,864	10.27	to	10.39	43,530,428	1.40%	to	1.80%	4.13%	3.79%	to	4.21%
	2016	3,225,828	9.90	to	9.97	32,140,832	1.40%	to	1.80%	2.66%	2.30%	to	2.71%
	2015	1,694,910	9.68	to	9.70	16,443,134	1.40%	to	1.75%	3.54%	-3.20%	to	-2.97%
The Merger Fund VL	2019	220,725	$10.80	to	$11.28	$2,507,816	0.75%	to	2.05%	1.00%	3.99%	to	5.37%
	2018	231,944	10.39	to	10.70	2,512,773	0.75%	to	2.05%	0.70%	4.90%	to	6.29%
	2017	236,347	9.91	to	10.07	2,422,214	0.75%	to	2.05%	0.00%	0.46%	to	0.69%
	2016	224,033	9.86	to	10.23	2,268,673	1.00%	to	2.05%	0.81%	0.34%	to	1.42%
	2015	172,787	9.83	to	10.09	1,730,843	1.00%	to	2.05%	4.04%	-2.94%	to	-1.90%
Mariner Managed Futures Strategy Portfolio Class II(4)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	137,499	8.62	to	8.95	1,217,475	1.00%	to	2.05%	0.00%	-10.02%	to	-9.06%
	2015	88,302	9.58	to	9.84	862,418	1.00%	to	2.05%	9.35%	-8.54%	to	-7.56%
Guggenheim VT Multi-Hedge Strategies Fund	2019	68,881	$9.59	to	$10.27	$695,335	1.00%	to	2.05%	2.35%	2.86%	to	3.96%
	2018	86,396	9.32	to	9.88	840,919	1.00%	to	2.05%	0.00%	-7.02%	to	-6.02%
	2017	87,687	10.02	to	10.52	910,019	1.00%	to	2.05%	0.00%	1.55%	to	2.64%
	2016	91,588	9.87	to	10.25	928,543	1.00%	to	2.05%	0.10%	-2.53%	to	-1.48%
	2015	53,918	10.13	to	10.40	556,345	1.00%	to	2.05%	0.65%	-0.24%	to	0.83%
Guggenheim VT Long Short Equity Fund	2019	127,262	$10.51	to	$11.26	$1,408,760	1.00%	to	2.05%	0.57%	3.38%	to	4.48%
	2018	140,048	10.17	to	10.78	1,486,589	1.00%	to	2.05%	0.00%	-14.72%	to	-13.81%
	2017	148,461	11.92	to	12.51	1,832,219	1.00%	to	2.05%	0.37%	12.50%	to	13.70%
	2016	127,675	10.60	to	11.00	1,389,638	1.00%	to	2.05%	0.00%	-1.41%	to	-0.35%
	2015	107,591	10.75	to	11.04	1,175,865	1.00%	to	2.05%	0.00%	-0.82%	to	0.25%
T. Rowe Price Health Sciences Portfolio II	2019	386,318	$14.62	to	$23.53	$9,261,318	0.75%	to	2.05%	0.00%	25.99%	to	27.67%
	2018	407,315	11.45	to	18.68	7,707,850	0.75%	to	2.05%	0.00%	-1.21%	to	0.10%
	2017	445,692	11.44	to	18.91	8,624,889	0.75%	to	2.05%	0.00%	14.37%	to	24.70%
	2016	423,487	15.16	to	15.74	6,584,237	1.00%	to	2.05%	0.00%	-12.55%	to	-11.61%
	2015	298,070	17.34	to	17.81	5,259,998	1.00%	to	2.05%	0.00%	10.17%	to	11.35%
T.Rowe Price Blue Chip Growth Portfolio II(7)	2019	—	$—		$—	$—	—		—	—	—		—
	2018	—	—		—	—	—		—	—	—		—
	2017	3,780,931	13.21	to	13.45	50,804,890	1.40%	to	2.06%	0.00%	33.06%	to	33.93%
	2016	4,435,915	9.93	to	10.04	44,521,410	1.40%	to	2.06%	0.00%	-1.52%	to	-0.87%
	2015	2,746,112	10.10	to	10.13	27,810,326	1.40%	to	1.75%	0.00%	1.05%	to	1.30%
Morgan Stanley VIF Emerging Markets Equity Portfolio Class II	2019	341,960	$11.06	to	$11.60	$3,975,945	0.75%	to	2.05%	1.02%	17.06%	to	18.62%
	2018	348,268	9.45	to	9.78	3,431,051	0.75%	to	2.05%	0.41%	-19.21%	to	-18.13%
	2017	357,067	11.70	to	11.94	4,320,401	0.75%	to	2.05%	0.73%	19.42%	to	32.30%
	2016	327,045	8.84	to	9.18	2,968,584	1.00%	to	2.05%	0.43%	4.43%	to	5.55%
	2015	212,241	8.47	to	8.70	1,830,638	1.00%	to	2.05%	0.74%	-12.54%	to	-11.60%
Morgan Stanley VIF Global Infrastructure Portfolio Class II(15)	2019	4,865	$12.21	to	$12.39	$59,815	0.75%	to	1.30%	1.86%	26.21%	to	26.91%
	2018	4,021	9.67	to	9.77	39,129	0.75%	to	1.30%	2.92%	-9.09%	to	-8.58%
	2017	3,262	10.64	to	10.68	34,796	0.75%	to	1.30%	0.00%	6.41%	to	6.82%
VanEck VIP Global Hard Assets Service Class	2019	164,720	$6.06	to	$8.27	$1,055,205	0.75%	to	2.00%	0.00%	9.32%	to	10.71%
	2018	182,364	5.53	to	7.47	1,058,821	0.75%	to	2.05%	0.00%	-29.89%	to	-28.96%
	2017	233,470	7.89	to	10.51	1,913,148	0.75%	to	2.05%	0.00%	-3.98%	to	5.13%
	2016	194,415	8.21	to	8.53	1,637,084	1.00%	to	2.05%	0.37%	40.47%	to	41.98%
	2015	158,462	5.85	to	6.00	942,782	1.00%	to	2.05%	0.02%	-34.99%	to	-34.29%

B-91

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Virtus Duff & Phelps Real Estate Securities Series	2019	256,933	$15.39	to	$16.44	$4,091,420	1.00%	to	2.00%	1.67%	24.87%	to	26.15%
	2018	271,772	9.41	to	12.32	3,443,118	0.75%	to	2.00%	1.52%	-8.40%	to	-7.23%
	2017	314,921	10.15	to	13.42	4,330,198	0.75%	to	2.05%	1.47%	1.46%	to	3.79%
	2016	283,542	12.93	to	13.42	3,764,795	1.00%	to	2.05%	2.27%	4.62%	to	5.75%
	2015	120,346	12.36	to	12.69	1,516,553	1.00%	to	2.05%	1.72%	0.28%	to	1.35%
American Funds Insurance Series Asset Allocation Fund Class 4(15)	2019	171,103	$12.20	to	$12.40	$2,111,007	0.75%	to	1.35%	1.79%	19.29%	to	20.02%
	2018	154,728	10.23	to	10.33	1,594,552	0.75%	to	1.35%	1.64%	-6.12%	to	-5.55%
	2017	110,238	10.89	to	10.94	1,204,931	0.75%	to	1.35%	2.31%	8.92%	to	9.38%
American Funds Insurance Series Bond Fund Class 4(15)	2019	75,169	$10.60	to	$10.76	$801,805	0.75%	to	1.30%	5.13%	7.66%	to	8.26%
	2018	17,314	9.86	to	9.94	171,133	0.75%	to	1.25%	3.11%	-2.12%	to	-1.63%
	2017	6,426	10.08	to	10.10	64,805	0.75%	to	1.10%	4.40%	0.80%	to	1.05%
American Funds Insurance Series Global Growth Fund Class 4(15)	2019	42,683	$14.03	to	$14.27	$603,194	0.75%	to	1.35%	0.95%	33.05%	to	33.86%
	2018	31,785	10.56	to	10.66	337,335	0.75%	to	1.30%	0.55%	-10.42%	to	-9.92%
	2017	20,941	11.78	to	11.83	247,464	0.75%	to	1.30%	1.24%	17.85%	to	18.30%
American Funds Insurance Series Global Growth and Income Fund Class 4(15)	2019	24,987	$13.30	to	$13.52	$334,891	0.75%	to	1.35%	1.99%	28.97%	to	29.75%
	2018	20,365	10.31	to	10.42	211,086	0.75%	to	1.35%	1.54%	-11.11%	to	-10.57%
	2017	16,980	11.61	to	11.65	197,377	0.75%	to	1.25%	4.62%	16.08%	to	16.49%
American Funds Insurance Series Growth Fund Class 4(15)	2019	68,581	$14.64	to	$14.89	$1,013,591	0.75%	to	1.35%	0.58%	28.68%	to	29.46%
	2018	63,450	11.40	to	11.50	726,672	0.75%	to	1.25%	0.27%	-1.75%	to	-1.25%
	2017	55,882	11.59	to	11.64	649,576	0.75%	to	1.35%	0.94%	15.95%	to	16.44%
American Funds Insurance Series Growth and Income Fund Class 4(15)	2019	80,409	$13.44	to	$13.89	$1,105,250	0.75%	to	1.95%	1.68%	23.40%	to	24.91%
	2018	53,900	10.89	to	11.12	595,100	0.75%	to	1.95%	1.35%	-3.97%	to	-2.79%
	2017	36,339	11.39	to	11.44	414,756	0.75%	to	1.35%	2.07%	13.89%	to	14.37%
American Funds Insurance Series U.S. Government/AAA-Rated Securities Fund Class 4(15)	2019	56,443	$10.16	to	$10.33	$575,939	0.75%	to	1.35%	1.98%	3.72%	to	4.35%
	2018	22,724	9.82	to	9.90	223,644	0.75%	to	1.25%	3.17%	-0.75%	to	-0.25%
	2017	7,921	9.90	to	9.91	78,465	1.00%	to	1.10%	1.56%	-0.99%	to	-0.92%

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)

As of March 20, 2017, the Mariner Managed Futures Strategy Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Mariner Managed Futures Strategy Portfolio Class II was transferred to the Fidelity VIP Government Money Market Portfolio.

(5)

As of April 24, 2019, the AllianceBernstein VPS Real Estate Investment Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AllianceBernstein VPS Real Estate Investment Portfolio Class B was transferred to the Fidelity VIP Government Money Market Portfolio. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2019 as a result of liquidation.

B-92

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS

(December 31, 2019) (continued)

(6)	Portfolio commenced operations October 18, 2019. Refer to Note 4 of the Notes to Financial Statements.
(7)

As of April 6, 2018, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund.

(8)

As of October 18, 2019, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2019 as a result of liquidation.

(9)	Portfolio commenced operations September 1, 2016. Refer to Note 4 of the Notes to Financial Statements.
(10)

As of April 29, 2016, the AB VPS International Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the AB VPS International Value Portfolio Class B was transferred to the Templeton Foreign VIP Fund Class 2.

(11)

As of April 29, 2016, the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was transferred to the Putnam VT Investors Fund IB.

(12)

As of April 29, 2016, the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Columbia Variable Portfolio Seligman Global Technology Fund Class 2 was transferred to the Janus Aspen Global Technology Portfolio Service Shares.

(13)

As of April 29, 2016, the Pioneer Disciplined Value VCT Portfolio Class II was liquidated and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the Pioneer Disciplined Value VCT Portfolio Class II was transferred to the AB VPS Growth & Income Portfolio Class B.

(14)	As of April 29, 2016, the Wells Fargo VT Small Cap Value Fund Class 2 was liquidated and no longer available as an investment allocation option under this contract.
(15)	Portfolio commenced operations May 1, 2017.

B-93

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account R

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account R indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than Invesco V.I. American Franchise Series II, Invesco V.I. Mid Cap Core Equity Series II, Invesco V.I. Core Equity Series II, Invesco V.I. International Growth Series II, Invesco V.I. Comstock Series II, Invesco V.I. American Value Series II, Invesco V.I. Growth and Income Series II, Alger Capital Appreciation Class S, AP VPS Value Class B, Columbia Variable Portfolio — Large Cap Growth Class 2, CTIVPSM — Loomis Sayles Growth Fund, Wells Fargo VT International Equity Class 2, Fidelity VIP Growth Service Class 2, MFS Total Return Bond Service Class, MFS Core Equity Service Class, MFS Growth Service Class, MFS Investors Trust Service Class, MFS Value Service Class, Oppenheimer Capital Appreciation/VA Service Class, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class II, Ivy VIP Mid Cap Growth Class II, and T. Rowe Price Blue Chip Growth Portfolio II, which only includes a statement of change in net assets for the period January 1, 2018 to April 6, 2018 (date of liquidation), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account R as of December 31, 2019, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Guardian Core Plus Fixed Income VIP(1)

Guardian Diversified Research VIP(1)

Guardian Growth & Income VIP(1)

Guardian Integrated Research VIP(1)

Guardian International Growth VIP(1)

Guardian International Value VIP(1)

Guardian Large Cap Disciplined Growth VIP(1)

Guardian Large Cap Disciplined Value VIP(1)

Guardian Large Cap Fundamental Growth VIP(1)

Guardian Mid Cap Relative Value VIP(1)

Guardian Mid Cap Traditional Growth VIP(1)

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset(1)

Value Line Centurion(1)

Value Line Strategic Asset Management Trust(1)

Value Line VIP Equity Advantage(1)

Invesco V.I. Value Opportunities Series II(1)

Invesco V.I. Global Real Estate Series II(1)

Invesco V.I. Government Securities Series II(3)

Invesco V.I. Small Cap Equity Series II(3)

Invesco V.I. Balanced-Risk Allocation Series II(1)

AB VPS Growth and Income Class B(1)

AB VPS Large Cap Growth Class B(3)

AB VPS Global Thematic Growth Class B(1)

AB VPS Real Estate Investment Class B(4)

AB VPS Dynamic Asset Allocation Class(1)

BlackRock Capital Appreciation V.I. Class III(3)

BlackRock Global Allocation V.I. Class III(1)

BlackRock Advantage Large Cap Core V.I. Class III(1)

BlackRock Advantage Large Cap Value V.I. Class III(1)

Columbia Variable Portfolio — Asset Allocation(1)

Pioneer Bond VCT Class II(1)

Invesco V.I. Core Equity Series II(5)

Invesco V.I. American Value Series II(5)

AP VPS Value Class B(5)

Fidelity VIPGrowth Service Class 2(5)

MFS Growth Service Class(5)

Pioneer Equity Income VCT Class II(5)

T. Rowe Price Blue Chip Growth Portfolio II(5)

Columbia Variable Portfolio — Small Company(1)

CTIVPSM — AQR Managed Futures Strategy Class 2(1)

Davis Financial(1)

Davis Real Estate(1)

Davis Value(1)

Fidelity VIP Balanced Service Class 2(1)

Fidelity VIP Contrafund Service Class 2(3)

Fidelity VIP Equity-Income Service Class 2(1)

Fidelity VIP Investment Grade Bond(1)

Fidelity VIP Mid Cap Service Class 2(1)

Fidelity VIP Overseas Service Class 2(1)

Fidelity VIP Government Money Market Service Class 2(1)

B-94

Fidelity VIP Growth Opportunities Service Class 2(1)

Templeton Global Bond VIP Class 2(1)

Templeton Growth VIP Class 2(1)

Templeton Foreign VIP Class 2(1)

Franklin Income VIP Class 2(1)

Franklin Mutual Shares VIP Class 2(1)

Franklin U.S. Government Securities VIP(3)

Franklin Rising Dividends VIP Class 2(3)

Franklin Small Cap Value VIP Class 2(1)

Franklin Growth & Income VIP Class 2(1)

MFS New Discovery Series Service Class(1)

MFS Strategic Income Service Class(1)

MFS Total Return Series Service Class(1)

MFS Utilities Series Service Class(3)

MFS Technology Service Class(1)

MFS VIT II International Intrinsic Value Service Class(1)

MFS Blended Research Core Equity Service Class(1)

Invesco Oppenheimer International Growth Fund(1)

Invesco Oppenheimer Main Street Small Cap Service Class(3)

Invesco Oppenheimer Global Strategy Income Fund(3)

PIMCO Low Duration Advisor Class(1)

PIMCO Real Return Advisor Class(1)

PIMCO Total Return Advisor Class(3)

PIMCO VIT Balanced Allocation Portfolio Advisor Class(1)

PIMCO Dynamic Bond Portfolio Adviser Class(1)

Pioneer Mid Cap Value VCT Class II(1)

Invesco V.I. American Franchise Series II(5)

Invesco V.I. International Growth Series II(5)

Invesco V.I. Growth and Income Series II(5)

CTIVPSM — Loomis Sayles Growth Fund(5)

MFS Total Return Bond Service Class(5)

MFS Investors Trust Service Class(5)

Pioneer Fund VCT Class II(5)

MFS Value Service Class(5)

American Century VP Mid Cap Value Class II(1)

American Century VP Inflation Protection Class II(1)

Ivy VIP Global Bond Class II(1)

Ivy VIP High Income Class II(1)

Putnam VT Equity Income Class IB(1)

Putnam VT Multi Asset Absolute Return Class IB(1)

Putnam VT Small Cap Value Class IB(1)

Putnam VT MultiCap Core Fund Class IB(1)

ALPS/Alerian Energy Infrastructure(1)

ALPS/Red Rocks Listed Private Equity(1)

DWS Alternative Asset Allocation VIP Class B(1)

Janus Henderson Enterprise Service Shares(1)

Janus Henderson Global Technology Service Shares(1)

Lazard Retirement Global Dynamic Multi-Asset Service(1)

ClearBridge Variable Small Cap Growth Class II(1)

QS Legg Mason Dynamic Multi-Strategy VIT Class II(1)

Western Asset Core Plus VIT Class II(3)

Merger Fund VL(1)

Guggenheim VT Multi-Hedge Strategies(1)

Guggenheim VT Long Short Equity(1)

T. Rowe Price Health Sciences Portfolio II(1)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class II(1)

Morgan Stanley VIF Global Infrastructure Portfolio Class II(1)

VanEck VIP Global Hard Assets Service Class(1)

Virtus Duff & Phelps Real Estate Securities Series(1)

American Funds Insurance Series Asset Allocation Class 4(1)

American Funds Insurance Series Bond Class 4(1)

American Funds Insurance Series Global Growth Class 4(1)

American Funds Insurance Series Global Growth and Income Class 4(1)

American Funds Insurance Series Growth Class 4(1)

American Funds Insurance Series Growth and Income Class 4(1)

American Funds Insurance Series U.S Government/AAA-Rated Securities Class 4(1)

Guardian U.S. Government Securities VIP Fund(2)

Guardian Total Return Bond VIP Fund(2)

Guardian Global Utilities VIP Fund(2)

Guardian Multi-Sector Bond VIP Fund(2)

Guardian Small Cap Core VIP Fund(2)

Columbia Variable Portfolio — Small Cap Value(1)

Invesco V.I. Mid Cap Core Equity Series II(5)

Invesco V.I. Comstock Series II(5)

Alger Capital Appreciation Class S(5)

Wells Fargo VT International Equity Class 2(5)

MFS Core Equity Service Class(5)

Oppenheimer Capital Appreciation/VA Service Class(5)

Ivy VIP Mid Cap Growth Class II(5)

Columbia Variable Portfolio — Large Cap Growth Class 2(5)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.
(2)	Statement of operations and statement of changes in net assets for the period October 18, 2019 (commencement of operations) through December 31, 2019.
(3)	Statement of operations and statement of changes in net assets for the period January 1, 2019 through October 18, 2019 (date of liquidation) and the year ended December 31, 2018.
(4)	Statement of operations and statement of changes in net assets for the period January 1, 2019 through April 29, 2019 (date of liquidation) and the year ended December 31, 2018.
(5)	Statement of change in net assets for the period January 1, 2018 through April 6, 2018 (date of liquidation).

B-95

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 24, 2020

We have served as the auditor of one or more of the investment options in The Guardian Separate Account R since 2004.

B-96

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Financial Statements, Supplemental

Schedules and Report of Independent Auditors

December 31, 2019 and 2018

The Guardian Insurance & Annuity Company, Inc.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Balance Sheets

(In Millions)

	As of December 31,
	2019	2018
Admitted assets
Bonds	$3,419	$3,226
Mortgage loans	581	516
Policy loans	78	80
Other invested assets	115	108
Cash, cash equivalents and short-term investments	191	280

Total invested assets	4,384	4,210

Due and accrued investment income	36	35
Net deferred tax asset	47	15
Income tax receivable	4	14
Other assets	9	9
Due from parent and affiliates	11	—
Separate accounts assets	9,581	9,027

Total admitted assets	$14,072	$13,310

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$4,032	$3,941
Asset valuation reserve	45	39
Due to parent and affiliates	—	6
Payable for securities	7	7
Other liabilities	15	17
Transfers from separate account due or accrued	(120)	(179)
Separate accounts liabilities	9,577	9,024

Total liabilities	13,556	12,855

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	682	582
Unassigned deficit	(168)	(129)

Total capital and surplus	516	455

Total liabilities, capital and surplus	$14,072	$13,310

See notes to statutory basis financial statements.

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Operations

(In Millions)

	For the Years Ended December 31,
	2019	2018
Revenues
Premiums and annuity considerations
Direct	$365	$710
Ceded	43	1,444

Net premiums and annuity considerations	408	2,154
Reserve adjustments on reinsurance ceded	(17)	(1,871)
Net investment income	158	136
Service fees	280	318
Commissions and expense allowances on reinsurance ceded and other income	(88)	(26)

Total revenues	741	711

Benefits and expenses
Policyholder benefits	1,398	1,523
Net transfers from separate accounts	(970)	(1,082)
General insurance expenses	70	69
Commissions and other expenses	58	73

Total benefits and expenses	556	583

Income from operations before federal income taxes and realized capital losses from investments	185	128
Federal income tax (expense) benefit	(27)	26

Income from operations, net of federal income taxes and before net realized capital losses	158	154
Net realized capital losses, net of tax and transfers to IMR	(207)	(6)

Net (loss) income	$(49)	$148

See notes to statutory basis financial statements.

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Changes in Capital and Surplus

(In Millions)

	For the Years Ended December 31,
	2019	2018

Beginning of year balance	$455	$310
Adjustments to surplus
Net (loss) income	(49)	148
Change in net unrealized capital (loss) gains, net of tax	(2)	50
Change in non-admitted assets	(2)	4
Change in net deferred taxes	20	(21)
Change in asset valuation reserve	(6)	(1)
Additional paid-in capital and contributed surplus	100	50
Loss in surplus as a result of reinsurance, net of tax	—	(19)
Change in reserve valuation basis	—	(66)

Net adjustments to surplus	61	145

End of year balance	$516	$455

See notes to statutory basis financial statements.

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Statutory Basis Statements of Cash Flows

(In Millions)

	For the Years Ended December 31,
	2019	2018
Cash flows from operating activities
Net premiums and annuity considerations	$354	$734
Investment income received	159	139
Service fees and other income received	195	302
Benefits and loss related payments	(1,262)	(1,596)
Net transfers from separate accounts	1,028	1,141
Commissions, expenses and taxes paid	(128)	(138)
Federal income taxes (paid) recovered	(16)	11
Other	(16)	(104)

Net cash provided by operating activities	314	489

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	847	401
Stocks	—	28
Derivatives, brokers and miscellaneous applications	131	133
Mortgage loans	28	9
Other invested assets	45	2

Proceeds from investments sold or matured	1,051	573

Cost of investments acquired:
Bonds	1,039	719
Mortgage loans	93	119
Other invested assets	54	27
Derivatives, brokers and miscellaneous applications	357	69

Cost of investments acquired	1,543	934

Net decrease in policy loans, net of repayments	(2)	(1)

Net cash used in investing activities	(490)	(360)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	100	50
Net deposits on deposit-type contracts and other insurance liabilities	(13)	(11)

Net cash provided by financing and miscellaneous activities	87	39

Net (decrease) increase in cash, cash equivalents and short-term investments	(89)	168
Cash, cash equivalents and short-term investments, beginning of year	280	112

Cash, cash equivalents and short-term investments, end of year	$191	$280

See notes to statutory basis financial statements.

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company until December 30, 2019, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company until December 30, 2019, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective December 31, 2019, PAS was transferred to The Guardian and HSF was transferred to Guardian Investor Services LLC (“GIS”), a wholly-owned subsidiary of The Guardian.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance. In addition, GIAC entered into a transition services agreement, where the Buyer reimburses GIAC for certain accounting, IT, and other administrative services provided to the Buyer. During 2019 and 2018, GIAC novated certain Group 401(k) contracts to Ameritas through Assumption Reinsurance (See Note 7). As of November 29, 2019, all Group 401(k) contracts were fully novated to Ameritas.

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2019 and 2018. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus, that is, only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $19 million and $16 million at December 31, 2019 and 2018, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance, have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of joint ventures, limited liability companies (LLCs), including subsidiaries, and other forms of partnerships. These investments are valued at the Company’s share of equity in the partnerships’ LLC or joint ventures’ net assets. All distributions are recorded as income or return of capital based on information received from the partnerships. The change in equity is recorded as unrealized gains (losses) on the Company’s books and is charged directly to surplus. Other invested assets also include investments in surplus notes which are carried at amortized cost. As mentioned in Note 1, effective December 31, 2019, PAS and HSF were no longer wholly-owned subsidiaries of the Company.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

The Company had no restricted cash and no restricted cash equivalents as of December 31, 2019 and 2018.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2019 and 2018, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets as of December 31, 2019 and 2018, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	2.25% to 6.00%
Deferred Income Annuity, Fixed	2.50% to 4.50%

Fixed Payout Annuity Reserves:

During 2018, the Company’s fixed payout annuity base statutory reserves were strengthened with an update to the mortality basis for policies issued prior to 2015 to the 2012 Individual Annuity Reserve Table (2012 IAR Table), including mortality improvement with Scale G2, which resulted in an increase of $66 million. Fixed payout annuities affected include single premium immediate annuities (“SPIA”), deferred income annuities (“DIA”) and life contingent annuitizations. The reserve strengthening was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Additionally, cash flow testing reserves decreased by $57 million during 2018 as a result of the reserves strengthening. This change was included in the “Reserves for policy benefits, deposit-type contracts and other contract liabilities” of the Statutory Basis Balance Sheets.

There was no reserve strengthening in 2019.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2019 and 2018, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2019 and 2018, the Company had $389 million and $410 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $26 million and $28 million as of December 31, 2019 and 2018, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis, which were fully novated to Ameritas as of November 29, 2019 (See Note 1 related to changes in Group 401(k) business).

Deposit-type contracts also include payout annuity without life contingencies with reserves of $140 million and $153 million as of December 31, 2019 and 2018, respectively. These payout annuities include term certain annuitizations of deferred annuities and stand-alone single premium immediate annuities with no life contingent payments.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $62 million and $120 million and fees receivables of $58 million and $59 million as of December 31, 2019 and 2018, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or accretion of any discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company-derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2019 and 2018.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were fifteen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2019. There were seventeen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2018.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were no securities that were sold, redeemed or disposed of with investment income from prepayment penalties and acceleration fees as of December 31, 2019 and December 31, 2018.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

The amortized cost basis and estimated fair value of bonds at December 31, 2019 and 2018 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2019		Gains	(Losses)
		(In millions)
U.S. Government	$238	$2	$—	$240
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	5	1	—	6
Industrial and Miscellaneous	3,173	271	(7)	3,437
Hybrid	2	—	—	2

Total Bonds	$3,419	$274	$(7)	$3,686

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2018		Gains	(Losses)
		(In millions)
U.S. Government	$94	$—	$(1)	$93
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	6	1	—	7
Industrial and Miscellaneous	3,123	29	(98)	3,054
Hybrid	2	—	—	2

Total Bonds	$3,226	$30	$(99)	$3,157

2019 total fair value of bonds includes $240 million of Level 1, $3,370 million of Level 2 and $76 million of Level 3. 2018 total fair value of bonds includes $94 million of Level 1, $3,000 million of Level 2 and $63 million of Level 3 (refer to Note 4 for Level definitions).

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2019, approximately 6.97% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.91% of the portfolio at December 31, 2019.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2019
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$7	$7
Due after one year through five years	876	897
Due after five years through ten years	663	691
Due after ten years	1,637	1,845
Sinking fund bonds, mortgage-backed securities and asset-backed securities	236	246

Total	$3,419	$3,686

The net change in unrealized capital gain (losses) included in surplus for the years ended December 31, 2019 and 2018 are summarized as follows:

	2019	2018
	(In millions)
Changes in net unrealized capital (losses) gains attributable to:
Derivatives	$(91)	$60
Common stocks unaffiliated	—	(4)
Investments in subsidiaries	65	3
Private equity	5	4
Tax effect on unrealized capital gains (losses)	19	(13)

Total change in net unrealized capital (losses) gains, net of tax	$(2)	$50

Proceeds from sales, maturities and all other bond cash dispositions amounted to $847 million and $401 million in 2019 and 2018, respectively. Gross gains of $7 million and $2 million and gross losses of $3 million and $5.5 million were realized on sales of bonds in 2019 and 2018, respectively. These amounts are pre-tax and pre-IMR.

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Proceeds from sales of investments in common stocks amounted to $28 million in 2018. Gross gains of $4 million and gross losses of $0 million were realized on sales of common stocks in 2018.

During 2019 and 2018, the Company had non-cash transactions related to the exchange or conversion of bonds that it held as investments in the amount of $152 million and $110 million, respectively.

During 2019 and 2018, the Company had no non-cash transactions related to the exchange or merger activity related to common stock that it held as investments.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2019	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$32	$—	$—	$—	$32	$—
Industrial and Miscellaneous	370	(5)	41	(2)	411	(7)

Total Bonds	402	(5)	41	(2)	443	(7)

Total Temporarily Impaired Securities	$402	$(5)	$41	$(2)	$443	$(7)

December 31, 2018	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$43	$(1)	$45	$(1)
Industrial and Miscellaneous	1,583	(71)	561	(27)	2,144	(98)

Total Bonds	1,585	(71)	604	(28)	2,189	(99)

Total Temporarily Impaired Securities	$1,585	$(71)	$604	$(28)	$2,189	$(99)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were thirty-nine securities in an unrealized loss position for greater than 12 months with a book value of $43 million and a fair value of $41 million as of December 31, 2019. There were three hundred and eleven securities in an unrealized loss position for greater than 12 months with a book value of $632 million and a fair value of $604 million as of December 31, 2018.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2019 and December 31, 2018, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2019 or 2018.

The Company’s $581 million and $516 million investments in mortgage loans on real estate on December 31, 2019 and December 31, 2018, respectively, consists of loans collateralized by commercial real estate properties. Of these amounts,

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

$574 million and $509 million were mortgage loans in which the Company was a participant at December 31, 2019 and December 31, 2018, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2019 or December 31, 2018.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($138 million or 24% and $91 million or 16%) at December 31, 2019. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($139 million or 27% and $74 million or 14%) at December 31, 2018. The Company estimates the fair value of mortgage loans on real estate to be $607 million and $511 million at December 31, 2019 and December 31, 2018, respectively and are classified as Level 3 as discussed in Note 4. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. Mortgage quality is determined by the loan’s loan to value ratio, discounted cash flow ratio, location and property type. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.25% and 4.36% originated during 2019. The maximum percentage of any single mortgage loan to the value of the security originated in 2019 was 66%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with interest more than 180 days past due at December 31, 2019 and 2018, respectively.

There were no taxes, assessments, or any amounts advanced not included in the mortgage loan total as of both December 31, 2019 and 2018.

The following table set forth the credit quality indicators as of December 31, 2019 and December 31, 2018, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2019
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$155	$12	$13	$—	$—	$—	$180
50% - 59.99%	144	14	41	6	—	—	205
60% - 69.99%	133	23	21	19	—	—	196
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$432	$49	$75	$25	$—	$—	$581

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2018
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$94	$7	$14	$5	$—	$—	$120
50% - 59.99%	148	35	33	5	—	—	221
60% - 69.99%	122	14	22	9	—	—	167
70% - 79.99%	6	—	—	2	—	—	8
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$370	$56	$69	$21	$—	$—	$516

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet in 2018. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income. Effective December 31, 2019, PAS and HSF were no longer subsidiaries of the Company (See Notes 1 and 8).

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2018:

December 31, 2018

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$25	$—	$25	n/a	n/a	n/a	$—	no	n/a
HSF	100%	12	—	12	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$37	$—	$37				$—

There were no dividends received from PAS and HSF in 2019 or 2018.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2019	2018
	(In millions)
Bonds	$128	$115
Mortgage loans	21	17
Policy loans	5	5
Other	10	6

Total gross investment income	164	143
Less: investment expenses	(6)	(7)

Net investment income	$158	$136

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2019	2018
	(In millions)
Bonds	$4	$(7)
Investments in affiliated mutual funds	—	3
Derivatives and other	(135)	(5)
Losses on affiliated subsidiaries	(73)	—

Total net realized capital losses	(204)	(9)
Transfer (to) from IMR	(3)	3
Capital gain federal income tax expense	—	—

Net realized capital losses, net of tax and transfers to IMR	$(207)	$(6)

The Company realized a loss of $73 million during 2019 as a result of the transfer of PAS and HSF, this loss did not impact surplus.

As of December 31, 2019, there were no decline in fair value of investments that were considered to be other-than-temporary in the bond portfolio. As of December 31, 2018, there were $4 million decline in fair value of investments that were considered to be other-than-temporary in the bond portfolio.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2019 and 2018 were $61 million and $76.7 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with guaranteed minimum benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2019
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	491	—	—	(52)	125	—
Equity index futures	611	—	—	(39)	(260)	—

Total Derivatives	$1,102	$—	$—	$(91)	$(135)	$—

December 31, 2018
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	516	—	—	34	(63)	—
Equity index futures	1,238	—	—	26	58	—

Total Derivatives	$1,754	$—	$—	$60	$(5)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $66 million and $85 million at December 31, 2019 and 2018, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2019 and 2018, respectively, and pledged as collateral for futures trading of $62 million and $81 million in

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 3—INVESTMENTS (CONTINUED)

2019 and 2018, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.47% and 0.63% of the Company’s total admitted assets at December 31, 2019 and 2018, respectively. There were no non-admitted restricted assets in 2019 and 2018.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2019 and 2018.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1. Non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2, and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2019 and 2018, none of the Separate Account investments are considered to be Level 3.

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2019 and 2018:

December 31, 2019	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$9,581	$—	$—	$9,581	$—	$9,581

Total Assets at Fair Value	$9,581	$—	$—	$9,581		$9,581

December 31, 2018	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
			(In millions)
Assets at Fair Value
Separate accounts assets	$8,971	$56	$—	$9,027	$—	$9,027

Total Assets at Fair Value	$8,971	$56	$—	$9,027	$—	$9,027

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2019 and 2018 were as follows:

2019
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2018
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp, and

•	Guardian Abbey LLC.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2019
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$99	$1	$100
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	99	1	100
Deferred Tax Assets Nonadmitted	15	—	15

Subtotal Net Admitted Deferred Tax Asset	84	1	85
Deferred Tax Liabilities (DTLs)	35	3	38

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$49	$(2)	$47

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$73	$1	$74
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	73	1	74
Deferred Tax Assets Nonadmitted	8	—	8

Subtotal Net Admitted Deferred Tax Asset	65	1	66
Deferred Tax Liabilities	50	1	51

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$—	$15

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	Change
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$26	$—	$26
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	26	—	26
Deferred Tax Assets Nonadmitted	7	—	7

Subtotal Net Admitted Deferred Tax Asset	19	—	19
Deferred Tax Liabilities	(15)	2	(13)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$34	$(2)	$32

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level Risk-Based Capital “RBC” computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2019 and 2018.

Description	December 31, 2019
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	47	—	47
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	47	—	47
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	70
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	37	1	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$84	$1	$85

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	27	—	27
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	27	—	27
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	66
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	38	—	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$65	$1	$66

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$(1)	$(1)
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	20	—	20
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	20	—	20
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	4
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(1)	1	—

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$19	$—	$19

Description
(In millions), except percentages	2019	2018
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	658%	706%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$514	$479

Impact of Tax Planning Strategies

	December 31, 2019
	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$99	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	84	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	5%	0%

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Description	December 31, 2018
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$73	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	1%
(3) Net Admitted Adjusted Gross DTAs	65	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	1%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$26	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	-1%
(3) Net Admitted Adjusted Gross DTAs	19	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	5%	-1%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes No X

All DTL were recognized as of December 31, 2019 and 2018.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2019	2018
	(In millions)
Federal income tax benefit on operations	$27	$(17)
Prior year underaccrual (overaccrual)	1	(8)
Foreign tax	(1)	(1)

Current federal operations income tax expense (benefit)	27	(26)
Current federal capital gains income tax expense	—	—

Total current federal income tax expense (benefit)	$27	$(26)

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 were as follows:

	2019	2018	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$64	$62	$2
GMWB Hedge	28	3	25
Policy acquisition costs	7	8	(1)

Gross ordinary DTAs—(admitted and nonadmitted)	$99	$73	$26

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	15	8	7

Admitted ordinary DTAs	$84	$65	$19
Capital:
Impaired securities	$1	$1	$—

Gross capital DTAs—(admitted and nonadmitted)	$1	$1	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	1	1	—

Total admitted DTAs	$85	$66	$19

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	23	27	(4)
Section 481(a) adjustment	10	20	(10)
Reserves 10 Year Spread	—	1	(1)
Other	1	1	—

Total Ordinary DTLs	$35	$50	$(15)

Capital:
Unrealized capital gains	2	1	1
Other	1	—	1

Capital DTL	3	1	2

Total DTL	$38	$51	$(13)

Net admitted DTAs	$47	$15	$32

The change in net deferred Federal income taxes is comprised of the following:

	2019	2018	Change
	(In millions)
Adjusted gross deferred tax assets	$100	$74	$26
Total deferred tax liabilities	38	51	(13)

Net deferred tax assets	$62	$23	39

Tax effect of unrealized capital gains			(19)

Change in net deferred federal income tax			$20

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

Contingent Tax Liabilities:

As of December 31, 2019, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2019 and 2018, the Company recognized approximately $0.01 million and $(3) million in interest and penalties, respectively. The Company has approximately $0.03 million and $0.02 million accrued for payment of interest and penalties as of December 31, 2019 and 2018, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS has completed its examinations for tax years 2011. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2012 through 2018 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2019	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$39
Net realized capital losses @ 21%	(43)

Provision calculated at statutory rate	$(4)	21%
Dividends received deduction	(4)	20%
Deferred intercompany loss	(1)	3%
Return to provision	2	-7%
Reversal of book realized loss—PAS and HSF Transfer	15	-69%
Other	(1)	3%

Total	$7	-29%

Total current federal income tax expense	$27	-119%
Change in net deferred federal income taxes	(20)	90%

Total statutory income tax expense	$7	-29%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2019, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 6—INCOME TAXES (CONTINUED)

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2019	$—	$—	$—
2018	—	—	—
2017	—	4	4

Total	$—	$4	$4

As of December 31, 2019, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $450 million and $510 million at December 31, 2019 and 2018, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized an initial $32 million reinsurance gain, net of tax, which was included in surplus and will be amortized into earnings as the earnings on 401(k) contracts emerge in the future. As the in-force Group 401(k) contracts are novated to Ameritas, the unamortized deferred reinsurance gain in surplus is also recorded through earnings.

During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance for 39 states, which included separate account liabilities of $2,517 million and general account liabilities of $57 million. During 2019, GIAC completed novation of the remaining Group 401(k) contracts with Ameritas through Assumption Reinsurance for 12 states, which included separate account liabilities of $108 million and general account liabilities of $2 million. During 2019 and 2018, deferred reinsurance gain of $0.4 million and $19 million (net of tax) were amortized from surplus into earnings, respectively. In 2019, of the $0.4 million of deferred reinsurance gain, $0.2 million was recognized as a result of the novation. In 2018, of the $19 million of deferred reinsurance gain, $10 million was recognized as a result of the novation while $9 million was amortized as Group 401(k) contract earnings emerged. These amounts were included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations with an offset to “Loss in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus. All deferred gains were fully recognized as of December 31, 2019.

B-124

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 7—REINSURANCE CEDED (CONTINUED)

The effect of these reinsurance cession agreements, including the recapture and novation of Group 401(k) to Ameritas, on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2019			2018
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(25)	$68	$43	$(29)	$1,473	$1,444
Reserve adjustments on reinsurance ceded	52	(69)	(17)	(46)	(1,825)	(1,871)
Commissions and expense allowances on reinsurance ceded and other income	(84)	(8)	(92)	22	(50)	(28)

Total Revenues	(57)	(9)	(66)	(53)	(402)	(455)

Policyholder and contract benefits	(46)	(8)	(54)	(43)	(457)	(500)
Increase in aggregate reserves	(13)	4	(9)	(11)	54	43

Total expenses	(59)	(4)	(63)	(54)	(403)	(457)

Net gain (loss) on operations from reinsurance ceded	$2	$(5)	$(3)	$1	$1	$2

In 2019 and 2018, there were Modco transactions of $53 million and $1,420 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $84 million in 2019 and 2018, respectively, which are in “General insurance expenses” and “Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $10 million is included in “Due from parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2019 and $6 million is included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2018.

Assets Under Management:

PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2019, and 2018, approximately $3,975 million and $1,921 million or 41.49% or 21.28%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2019 and 2018, the Company received a total of $100 million and $50 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

In 2019, the Company made a $13 million capital contribution to PAS. There was no capital contribution made to PAS in 2018.

B-125

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

Revenue Sharing Agreement:

Effective July 1, 2018, the Company entered into a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the years ended December 31, 2019 and 2018, such revenue amounted to $3.9 million and $1.9 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

PAS and HSF:

On December 31, 2019, PAS was transferred to The Guardian at carrying value of $32.2 million. The Company received cash of $30 million and recorded a receivable of $2.2 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

On December 31, 2019, HSF was transferred to GIS at carrying value of $9.8 million. The Company received cash of $9 million and recorded a receivable of $0.8 million which is reflected in “Due from parent and affiliates” in the Statutory Basis Balance Sheets.

Line of Credit:

The Company (Borrower) has a revolving line of credit agreement with The Guardian (Lender) for $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2019 and 2018, there were no drawings on the line of credit. Interest expense and commitment fees of $0.4 million and $0.8 million in 2019 and 2018, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2019 and 2018, the amount of drawings on the line of credit amounted to $44 million and $24 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $1 million in 2019 and 2018, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2019 and 2018, the Company paid commissions to PAS which amounted to $16 million and $18 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

B-126

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 8—RELATED PARTY TRANSACTIONS (CONTINUED)

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2019, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2019 and 2018, the Company’s separate accounts statement included legally insulated assets of $9,581 million and $9,027 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2019 and 2018. Fees and expenses due or accrued to the Company’s general account were $120 million and $179 million as of December 31, 2019 and 2018, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $251 million and $262 million for the years ended December 31, 2019 and 2018, respectively.

There was no payment made by the general account of the Company toward separate accounts guarantees for the years ended December 31, 2019 and 2018.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2019 and 2018 were as follows:

December 31, 2019	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$47	$47

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$9,409	$9,409
Market value/not subject to discretionary withdrawals	—	48	48

Total reserves for separate accounts	—	9,457	9,457

Charges for investment management administration and contract guarantees	—	58	58
Accrued expense allowances	—	62	62

Separate accounts liabilities	$—	$9,577	$9,577

B-127

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 9—SEPARATE ACCOUNTS (CONTINUED)

December 31, 2018	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$365	$365

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$8,806	$8,806
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	8,845	8,845

Charges for investment management administration and contract guarantees	—	59	59
Accrued expense allowances	—	120	120

Separate accounts liabilities	$—	$9,024	$9,024

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2019	2018
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	47	365
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,269)	(1,723)

Net transfers from separate accounts	(1,222)	(1,358)

Reconciling Adjustments:
Mortality and expense guarantees—variable	129	151
Administrative fees—variable annuity	109	111
Cost of insurance	14	14

Total adjustments	252	276

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(970)	$(1,082)

B-128

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2019 and 2018 were as follows:

	As of December 31, 2019
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	5	—	—	5	0%
c. At fair value	—	8,851	—	8,851	72%

d. Total with market value adjustment or at fair value (Total of a through c)	5	8,851	—	8,856	72%
e. At book value without adjustment (with minimal or no charge or adjustment)	692	—	—	692	5%
(2) Not subject to discretionary withdrawal	2,776	48	—	2,824	23%

(3) Total (gross: direct + assumed)	3,473	8,899	—	12,372	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$3,473	$8,899	$—	$12,372	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$2	$—	$—	$2
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	11	—	11	24%

d. Total with market value adjustment or at fair value (Total of a through c)	—	11	—	11	24%
e. At book value without adjustment (with minimal or no charge or adjustment)	36	—	—	36	76%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	36	11	—	47	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$36	$11	$—	$47	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	—	—	0%

d. Total with market value adjustment or at fair value (Total of a through c)	—	—	—	—	0%
e. At book value without adjustment (with minimal or no charge or adjustment)	83	—	—	83	59%
(2) Not subject to discretionary withdrawal	57	—	—	57	41%

(3) Total (gross: direct + assumed)	140	—	—	140	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$140	$—	$—	$140	100%

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,649	$—	$—	3,649
Separate Accounts Annual Statement	—	8,910	—	8,910

Total annuity actuarial reserves and deposit liabilities:	$3,649	$8,910	$—	$12,559

B-129

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percentage of Total
		(In millions)
A. Individual Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	9	—	—	9	0%
c. At fair value	—	8,224	—	8,224	71%

d. Total with market value adjustment or at fair value (Total of a through c)	9	8,224	—	8,233	71%
e. At book value without adjustment (with minimal or no charge or adjustment)	733	—	—	733	6%
(2) Not subject to discretionary withdrawal	2,565	39	—	2,604	23%

(3) Total (gross: direct + assumed)	3,307	8,263	—	11,570	100%
(4) Reinsurance ceded	—	—	—	—	0%

(5) Total (net) (3)—(4)	$3,307	$8,263	$—	$11,570	100%
(6) Amount included in A(1)b above that will be move to A(1)e in the year after the statement date	$5	$—	$—	$5
B. Group Annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	9	68	77	66%

d. Total with market value adjustment or at fair value (Total of a through c)	—	9	68	77	66%
e. At book value without adjustment (with minimal or no charge or adjustment)	41	—	—	41	36%
(2) Not subject to discretionary withdrawal	—	—	—	—	0%

(3) Total (gross: direct + assumed)	41	9	68	118	102%
(4) Reinsurance ceded	2	—	—	2	2%

(5) Total (net) (3)—(4)	$39	$9	$68	$116	100%
C. Deposit-Type Contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$1	$—	$—	$1	0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0%
c. At fair value	—	—	42	42	22%

d. Total with market value adjustment or at fair value (Total of a through c)	1	—	42	43	22%
e. At book value without adjustment (with minimal or no charge or adjustment)	—	—	—	—	0%
(2) Not subject to discretionary withdrawal	153	—	—	153	79%

(3) Total (gross: direct + assumed)	154	—	42	196	101%
(4) Reinsurance ceded	1	—	—	1	1%

(5) Total (net) (3)—(4)	$153	$—	$42	$195	100%

Total annuity actuarial reserves and deposit liabilities:	$3,499	$8,272	$110	$11,881

Reconciliation of total annuity actuarial reserves and deposit liabilities:
Life and Accident & Heath Annual Statement	$3,499	$—	$—	$3,499
Separate Accounts Annual Statement	—	8,272	110	8,382

Total annuity actuarial reserves and deposit liabilities:	$3,499	$8,272	$110	$11,881

B-130

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

Withdrawal characteristics of life actuarial reserves as of December 31, 2019 and 2018 were as follows:

	As of December 31, 2019
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
			(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	11	11	—	—	—
(3) Universal Life with Secondary Guarantees	44	33	262	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	18	18	18	167	167	167
(9) Variable Universal Life	70	69	77	382	380	380
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	2	—	—	—
(4) Disability—Disabled Lives	—	—	1	—	—	—
(5) Miscellaneous Reserves	—	—	30	—	—	—

C. Total (gross: direct + assumed)	144	131	401	549	547	547
D. Reinsurance ceded	—	—	210	—	—	—

E. Total (net) (C)—(D)	$144	$131	$191	$549	$547	$547

B-131

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 10—ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS (CONTINUED)

	As of December 31, 2018
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
			(In millions)
A. Subject to discretionary withdrawal, surrender values, or policy loans:
(1) Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
(2) Universal Life	12	11	11	—	—	—
(3) Universal Life with Secondary Guarantees	47	34	248	—	—	—
(4) Indexed Universal Life	—	—	—	—	—	—
(5) Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
(6) Indexed Life	—	—	—	—	—	—
(7) Other Permanent Cash Value Life Insurance	—	—	—	—	—	—
(8) Variable Life	19	19	19	142	142	142
(9) Variable Universal Life	69	69	75	323	321	321
(10) Miscellaneous Reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values:
(1) Term Policies with Cash Value	—	—	—	—	—	—
(2) Accidental Death Benefits	—	—	—	—	—	—
(3) Disability—Active Lives	—	—	2	—	—	—
(4) Disability—Disabled Lives	—	—	1	—	—	—
(5) Miscellaneous Reserves	—	—	31	—	—	—

C. Total (gross: direct + assumed)	147	133	387	465	463	463
D. Reinsurance ceded	—	—	198	—	—	—

E. Total (net) (C)—(D)	$147	$133	$189	$465	$463	$463

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $124 million and $111 million in 2019 and 2018, respectively.

NOTE 12—LITIGATION

The Company may be engaged in various disputes, litigations, governmental regulatory inquiries and other proceedings arising out of its business operations. These matters could result in losses, monetary damages, fines penalties or changes in the business operations of the Company. Due to the uncertainties inherent in these disputes, it is difficult to determine the ultimate loss the Company will experience. The Company evaluates each matter and establishes an accrual where a loss is probable, and the amount can be reasonably estimated. In the opinion of Management, based on current information at December 31, 2019, any losses resulting from such disputes would not have a material adverse effect on the financial position of the Company.

The Company also evaluates these matters for a reasonably possible range of loss. Due to the uncertainties inherent in these matters, such as timing of discovery and court decisions, the Company is not able to ascertain a reasonably possible range of loss for each matter. In the opinion of Management, as of December 31, 2019, the aggregate range of reasonably possible loss for those matters it is able to provide an estimate for is not material to the Company’s financial position.

B-132

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Notes to Statutory Basis Financial Statements

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2019, the maximum amount of dividends the Company could pay The Guardian in 2020 without prior approval from the state insurance regulatory authorities was $185 million.

The following reconciles the statutory net income (loss) of the Company as reported to the regulatory authorities to consolidated GAAP net income (loss):

	2019	2018
	(In millions)
Statutory net (loss) income	$(49)	$148
Adjustments to reconcile to GAAP:
Net gain of subsidiaries	—	3
Change in deferred policy acquisition costs	(7)	6
Future policy benefits	(186)	100
Reinsurance	27	8
Federal income tax benefit (expense)	54	(62)
Transfer to interest maintenance reserve	3	(3)
Realized loss on transfer of subsidiaries (PAS and HSF)	65	—
Amortization of interest maintenance reserve	1	1

Consolidated GAAP net (loss) income	$(92)	$201

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2019	2018
	(In millions)
Statutory capital and surplus	$516	$455
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	558	581
Elimination of asset valuation reserve	45	39
Future policy benefits	(380)	(226)
Establishment of additional deferred federal income taxes	(56)	(9)
Unrealized (loss) gains on investments	270	(69)
Separate account accrued expense allowances	(62)	(120)
Other liabilities	(54)	(78)
Other, net	1	1

Consolidated GAAP stockholder’s equity	$838	$574

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 26, 2020, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2019.

B-133

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2019

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2019	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$2,217,074
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	125,884,353
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	21,558,021
Real estate	—
Contract loans	5,352,884
Cash, cash equivalents and short-term investments	6,637,655
Derivative instruments	—
Other invested assets	2,665,645
Aggregate write-ins for investment income	55,253

Total gross investment income	$164,370,885

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	580,774,740

Total mortgage loans	$580,774,740

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	118,252,328	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-134

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2019

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2019	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$243,718,947
Over 1 year through 5 years	991,790,502
Over 5 years through 10 years	700,937,432
Over 10 years through 20 years	252,054,474
Over 20 years	1,434,052,878

Total by Maturity	$3,622,554,233

Bonds by Class—Statement Value
Class 1	$2,176,234,262
Class 2	1,358,094,388
Class 3	75,687,183
Class 4	11,808,346
Class 5	730,054
Class 6	—

Total by Class	$3,622,554,233

Total Bonds Publicly Traded	1,855,296,813
Total Bonds Privately Placed	645,697,186
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	9,962,070	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(12,848,442)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	572,698
Credit Life	—
Group Life	17,085
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	18,351	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	638,686
Credit Life	—
Group Life	161,753

B-135

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Annual Statement for the Year Ended December 31, 2019

Supplemental Schedule of Assets and Liabilities

Schedule 1—Selected Financial Data

	2019	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	164,366,933
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,091,742,563

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A& H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	47,304,145

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	139,786,260
Dividend Accumulations—Account Balance	—

B-136

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,489,575,890.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Bristol-Myers Squibb Co	Bonds	$31,059,836	0.7%
b.	Kroger Co	Bonds	$30,686,858	0.7%
c.	Enterprise Products Oper	Bonds	$29,285,681	0.7%
d.	Mars Inc	Bonds	$27,807,491	0.6%
e.	Lowe’s Companies	Bonds	$26,324,695	0.6%
f.	McDonald’s Corp	Bonds	$25,780,461	0.6%
g.	Metlife Inc	Bonds	$24,935,719	0.6%
h.	AIG	Bonds	$24,877,461	0.6%
i.	CVS Caremark Corp	Bonds	$24,790,772	0.6%
j.	Tampa Electric	Bonds	$24,723,254	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$2,176,234,262	48.5%	P/RP-1	$—	0.0%
NAIC-2	$1,358,094,388	30.2%	P/RP-2	$—	0.0%
NAIC-3	$75,687,183	1.7%	P/RP-3	$—	0.0%
NAIC-4	$11,808,346	0.3%	P/RP-4	$—	0.0%
NAIC-5	$730,054	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$353,687,924	7.9%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$334,531,271	7.5%
Countries rated NAIC-2	$16,156,653	0.4%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-137

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$127,136,435	2.8%
Country: Netherlands	$54,126,845	1.2%
Countries rated NAIC-2:
Country: Mexico	$16,156,653	0.4%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$—	0.0%

7.	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Shell International Fin	1FE	$20,458,710	0.5%
2.	Astrazeneca	2FE	$15,032,300	0.3%
3.	Vodafone Grp	2FE	$14,889,188	0.3%
4.	Siemens Financieringsmat	1FE	$12,660,521	0.3%
5.	BP Capital Markets PLC	1FE	$10,782,450	0.2%
6.	Johnson Controls	2FE	$10,741,889	0.2%
7.	Actavis Funding SCS	2FE	$10,030,145	0.2%
8.	Mitsubishi UFJ Fin Grp	1FE	$10,005,968	0.2%
9.	Reckitt Benckiser Tsy	1FE	$9,994,598	0.2%
10.	Coca-Cola Femsa Sab Cv	1FE	$7,205,625	0.2%

B-138

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes  {X}    No  {  }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$29,910,672	0.7%
b.	Commercial	$24,200,000	0.5%
c.	Commercial	$24,175,000	0.5%
d.	Commercial	$19,270,000	0.4%
e.	Commercial	$18,500,000	0.4%
f.	Commercial	$15,098,686	0.3%
g.	Commercial	$15,000,000	0.3%
h.	Commercial	$15,000,000	0.3%
i.	Commercial	$15,000,000	0.3%
j.	Commercial	$14,323,614	0.3%

B-139

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$580,774,741	12.9%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-140

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Investments of Reporting Entity—Appendix A-001

As of December 31, 2019

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$61,338,300	1.4%	$67,699,300	$67,236,300	$74,523,950
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-141

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2019

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Long-Term Bonds:
U.S. governments	$238,373,227	5.44%	$238,373,227	5.44%
All other governments	—	0.00%	—	0.00%
U.S. states, territories and possessions, etc. guaranteed	607,869	0.01%	607,869	0.01%
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	0.00%	—	0.00%
U.S. special revenue and special assessment obligations, etc. nonguaranteed	5,109,722	0.12%	5,109,722	0.12%
Industrial and miscellaneous	3,121,578,855	71.20%	3,121,578,855	71.20%
Hybrid securities	2,031,864	0.04%	2,031,864	0.04%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%
SVO identified funds	—	0.00%	—	0.00%
Unaffiliated Bank loans	50,991,151	1.16%	50,991,151	1.16%

Total long-term bonds	3,418,692,688	77.97%	3,418,692,688	77.97%
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates	—	0.00%	—	0.00%

Total preferred stocks	—	0.00%	—	0.00%
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	0.00%	—	0.00%
Industrial and miscellaneous Other (Unaffiliated)	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—	0.00%
Parent, subsidiaries and affiliates Other	—	0.00%	—	0.00%
Mutual funds	—	0.00%	—	0.00%
Unit investment trusts	—	0.00%	—	0.00%
Closed-end funds	—	0.00%	—	0.00%

Total common stocks	—	0.00%	—	0.00%
Mortgage loans:
Farm mortgages	—	0.00%	—	0.00%
Residential mortgages	—	0.00%	—	0.00%
Commercial mortgages	580,774,741	13.24%	580,774,741	13.24%
Mezzanine real estate loans	—	0.00%	—	0.00%

Total mortgage loans	580,774,741	13.24%	580,774,741	13.24%

B-142

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Appendix A-001

As of December 31, 2019

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Real estate:
Properties occupied by company	—	0.00%	—	0.00%
Properties held for production of income	—	0.00%	—	0.00%
Properties held for sale	—	0.00%	—	0.00%

Total real estate	—	0.00%	—	0.00%
Cash, cash equivalents and short-term investments:
Cash	(12,848,442)	-0.29%	(12,848,442)	-0.29%
Cash equivalents	149,999,474	3.42%	149,999,474	3.42%
Short-term investments	53,862,070	1.23%	53,862,070	1.23%

Total cash, cash equivalents and short-term investments	191,013,102	4.36%	191,013,102	4.36%
Contract loans	78,419,487	1.79%	78,419,487	1.79%
Derivatives	—	0.00%	—	0.00%
Other Invested Assets (Schedule BA)	115,303,062	2.63%	115,303,062	2.63%
Receivables for securities	94,978	0.00%	94,978	0.00%
Securities lending	—	0.00%	—	0.00%
Other Invested Assets (Page 2, Line 11)	—	0.00%	—	0.00%

Total Invested Assets	$4,384,298,058	100.00%	$4,384,298,058	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-143

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Report of Independent Auditors

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2019 and 2018, and the related statutory basis statements of operations, of changes in capital and surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-144

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 26, 2020

B-145

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account R:

Statement of Assets and Liabilities as of December 31, 2019

Statement of Operations for the Year Ended December 31, 2019

Statements of Changes in Net Assets for the Years Ended December 31, 2019 and 2018

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2019 and 2018

Statutory Basis Statements of Operations for the Years Ended December 31, 2019 and 2018

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2019 and 2018

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2019 and 2018

Notes to Statutory Basis Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(4)

(b) Form of GIAC Selling Agreement(4)

4	(a) Specimen of ProFreedom Variable Annuity Contract(2)

(b) Specimen of ProStrategies Variable Annuity Contract(2)

(c) Highest Accumulation Value Death Benefit Rider (HAVDB)(2)

(d) Return of Premium Death Benefit Rider (ROPDB)(2)

(e) Deferred Income Annuity Payout Option Rider (DIA)(2)

(h) Payments for a 10 Year Period Certain(1)

5	Form of Application for Variable Annuity Contract(1)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)

9	Opinion and consent of Counsel(3)

10	Consent of PricewaterhouseCoopers LLP(6)

11	Not Applicable

12	Not Applicable

13	(a) Power of Attorney executed by Michael Slipowitz(5)

(b) Power of Attorney executed by Michael N. Ferik(5)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on April 4, 2013.
(2)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on June 21, 2013.
(3)	Incorporated by reference to the Pre-Effective Amendment No. 3 to Registration Statement on Form N-4 (Reg. No.333-187762 as filed on December 9, 2013.
(4)	Incorporated by reference to the Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 27, 2015.
(5)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 26, 2018.
(6)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 10 Hudson Yards, New York, New York 10001. List is effective as of January 27, 2020.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

DIRECTORS:

Dominique Baede
Michael Ferik
Kevin Molloy
Michael Slipowitz

OFFICE/TITLE:	OFFICER:
President	Dominique Baede
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management”	Douglas Dupont
Senior Managing Director, Private Placements	Brian E. Keating
Senior Managing Director and Investment Chief Risk Officer	Douglas Niemann
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Tax Officer	Kim Sellers
Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Vice President, Chief Financial Officer	Carl Desrochers
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director, Private Placements	Edward J. Brennan
Managing Director	Robert J. Crimmins, Jr.
Managing Director, Private Placements	Gwendolyn Foster
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Managing Director	John Gargana
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	John Kunkle
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director, Private Placements	Trinh Nguyen
Managing Director	David Padulo
Managing Director, Private Placements	Timothy Powell
Managing Director	Robert A. Reale
Managing Director, Private Placements	Barry J. Scheinholtz
Senior Director, Private Placements	Amy Carroll
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

OFFICE/TITLE:	OFFICER:
Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer	Jeff Butscher
Vice President, Retirement Product Fund Management	Stuart Carlisle
Vice President, Client Engagement	Kimberly Delaney Geissel
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Business Development, Group	Michael Kryza
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Second Vice President, Retirement Services	Travis Ovitt
Senior Director, Investment Operations	James Geocos
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director	Mordechai Shapiro
Senior Director	Demetrios Tsaparas
Senior Director, Private Equity Investments	Cheng Wang
Assistant Vice President, Individual Markets Financial Reporting	Shawn P. McGrath
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Associate Actuary	Mariana Slepovitch
Anti-Money Laundering Officer	James Anderson
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, Private Placements	Adam Gossett
Director, GIAC Compliance and Licensing	Tricia Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon

Effective as of January 27, 2020

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of February 11, 2020. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART [1]

As of 12/31/2019
Updated 02/11/20

The Guardian Life Insurance Company of America [5] (New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) ✎06/15/2017
Berkshire Life Insurance Company of America [5] (Massachusetts Corp.) (100% owned) ✎12/22/2000
First Commonwealth, Inc. [4] (Delaware Corp.) (100% owned) ✎08/06/1999
Managed Dental Care (California Corp.) (100% owned) ✎04/25/1996
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) ✎03/18/1996
Guardian Investor Services LLC [3] (Delaware LLC) (100% owned) ✎12/19/2001
Park Avenue Securities LLC (Delaware LLC) (100% owned) ✎09/22/1998
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) ✎06/08/1970
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) ✎07/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) ✎04/05/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) ✎01/15/1997
Family Service Life Insurance Company (Texas Corp.) (100% owned) ✎06/01/1998
Victory High Yield Bond Fund [6] (Delaware Statutory Trust) (22.01% owned) [2] ✎10/09/2006
Victory Strategic Income Fund [6] (Delaware Statutory Trust) (71.00% owned) [2] ✎11/23/2009
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) ✎06/01/1998
DTC GLIC, LLC (New York LLC) (100% owned) ✎03/19/2018

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2019 is 10% or greater.

(2) Calculated as of December 31, 2019.

(3) This entity is a successor to Guardian Investor Services Corporation ✎ 1970. See page 4 for a chart of the subsidiaries of this entity.

(4) See page 2 for a chart of the subsidiaries of this entity.

(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.

(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.

✎ The date The Guardian Life Insurance Company of America ("GLIC") either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
08/06/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
08/06/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
08/09/2010
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Service Corporation of Michigan
(Michigan Corp.)
(100% owned)
08/06/1999
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
08/01/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
08/01/2014
Avēsis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Premier Group, Inc.
(California Corp.)
(100% owned)
08/01/2014
Avēsis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Access Dental Plan
(California Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
08/01/2014

The date GLIC either directly or indirectly acquired control.

Page 3(1)

The Guardian Life Insurance Company of America (New York Mutual Life Insurer)
Guardian Shores, LLC (Delaware LLC) (100% owned) 07/12/2010
Shores, LLC (Delaware LLC) (50% owned) 06/02/2010
Hanover Goodyear LLC* (Delaware LLC) 100% owned 02/25/2010
Guardian Park Place LLC (Delaware LLC) (100% owned) 07/12/2011
Hanover Acquisition LLC (Delaware LLC) (100% owned) 07/20/2004
Guardian Ledges, LLC (Delaware LLC) 100% owned 11/04/2008
Guardian Quincy, LLC (Delaware LLC) (100% owned) 12/02/2008
Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) 10/16/2012
Guardian Piazza D'Oro (Delaware LLC) 100% owned 09/12/2013
Airside Business Park LP (Pennsylvania LP) 25% owned) 10/28/1998
Guardian Juanita Village, LLC* (Delaware LLC) (100% owned) 10/16/2012
Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) 01/20/2012
Hanover Acquisition IV LLC (Delaware LLC) (100% owned) 05/22/2012
Hanover Acquisition II LLC (Delaware LLC) (100% owned) 12/22/2009
Guardian Chelsea Place LLC (Delaware LLC) (100% owned) 07/27/2018
Chelsea Place Apartments LLC (Delaware LLC) (90% owned) 07/25/2018
Guardian Springwoods III LLC (Delaware LLC) (100% owned) 11/05/2019
Springwoods III Residential, LLC (Delaware LLC) (92.27% owned) 10/21/2019
360 S. Acacia Partnership (New York GP) (53% owned) 11/23/1988
Guardian Lumiere LLC (Delaware LLC) (100% owned) 03/18/2016
Guardian Tryon Village LLC (Delaware LLC) (100% owned) 07/23/2011
B.A. Ventures, LLC (New York LLC) (50% owned) 07/02/1997
G-M Joint Venture (Tennessee GP) (90% owned) 09/27/1989
Guardian Cambridge Alewife LLC (Delaware LLC) (100% owned) 10/09/2019
Guardian/Abbey, LLC (Delaware LLC) (100% owned) 07/23/2007
400 Columbus Avenue LLC (New York LLC) (100% owned) 03/01/1995
Hanover South Barrington LLC (Delaware LLC) (100% owned) 03/24/2017
Seasons Lynnwood, LLC (Delaware LLC) (100% owned) 10/31/2014
Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) 05/14/2003
Guardian Exchange LLC (Delaware LLC) (100% owned) 05/05/2016
Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned) 12/22/2000
Berkshire Acquisition LLC (Delaware LLC) (100% owned) 09/20/2010
Berkshire Acquisition II, LLC (Delaware LLC) (100% owned) 04/17/2013
Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) 01/06/2015
Hanover Mark Center LLC* (Delaware LLC) (100% owned) 10/29/2018

(1) This chart shows subsidiaries holding primarily real estate assets

✎ The date GLIC either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

Page 4

Guardian Investor Services LLC (Delaware LLC) (100% owned) 12/19/2001
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) 10/01/2015
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 06/4/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) 12/11/2015
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) 12/11/2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/2016
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 02/5/2015
Hanover Square Real Estate Management LLC (1) (Delaware LLC) (100% owned) 08/20/2015
Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 10/28/2016
Reed Group, Ltd. (Colorado Corp.) (100% owned) 12/31/2012
Reed Group Management LLC (Connecticut LLC) (100% owned) 12/31/2015
Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) 12/16/2015
Hanover Square Funding, LLC (Delaware LLC) (100% owned) 4/16/2014
Reed Group Claim Services LLC (New York LLC) (100% owned) 12/31/2015
Hanover Square Real Estate Management 2 LLC (Delaware LLC) (100% owned) 02/02/2018
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) 08/02/2016
Park Avenue Institutional Advisers CLO Ltd 2018-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (60.26% owned) 01/24/2018
Park Avenue Institutional Advisers CLO Ltd 2019-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2019-2 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Hanover Square TAP 2 LLC (Delaware LLC) (100% owned) 02/02/2018
TruAmerica Properties III LLC (Delaware LLC) (90% owned) 01/08/2018

(1) See page 5 for a chart of the subsidiaries of this entity.

The date GLIC either directly or indirectly acquired control.

Page 6

- **Hanover Square TAP LLC** (Delaware LLC) (100% owned) §10/28/2015
  - **TruAmerica Workforce Housing Fund 1-A, L.P.** (Delaware LLC) (100% owned) §08/28/2019
    - **TruAmerica Workforce Housing Fund L.P.** (Delaware LLC) (100% owned) §11/12/2019
      - **Calibre Crest Fee Owner LLC** (Delaware LLC) (100% owned) §11/20/2019
  - **Guardian Deasil Holdings, LLC*** (Delaware LLC) (100% owned) §12/18/2014
    - **Deasil Land Partners LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC (11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC) §11/25/2014
      - **Bayridge Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Canyon Crest Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Canyon Ridge Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Colonnade Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Colony Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Forest Park Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Harborview Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Hidden Hills Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Mediterranean Fee Owner LP*** (Delaware LLP) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/26/2014
      - **Mountain Summit Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Reche Ridge Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Towne Center Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Tuscan Village Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
      - **Waterstone Magnolia Fee Owner LLC*** (Delaware LLC) 15.35% indirectly owned by GLIC through Deasil Land Partners LLC §11/20/2014
  - **TruAmerica Properties II LLC** [(1)] (Delaware LLC) (40% owned) §05/08/2014
    - **Deasil Manager LLC*** (Delaware LLC) (39.61% indirectly owned by GLIC through TruAmerica Properties II LLC) §11/25/2014
      - **Mediterranean Operator LLC*** (Delaware LLC) (39.61% indirectly owned by GLIC through Deasil Manager LLC) §11/24/2014
    - **Deasil Lender LLC*** (Delaware LLC) (39.61% indirectly owned by GLIC through TruAmerica Properties II LLC) §12/19/2014

---

(1) See pages 7 and 9 for additional subsidiaries of this entity.

* Asset sold; entity to be cancelled.

§ The date GLIC either directly or indirectly acquired control.

Page 8

Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
09/17/2015
TruAmerica Properties LLC (1)
(Delaware LLC)
(80% owned)
04/02/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(80% owned)
08/26/2015
SLC Somerset Village Fee Owner LLC
(Delaware LLC)
(100% owned)
(98% indirectly owned by GLIC)
08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
10/07/2015
Redwood TA Manager II LLC
(Delaware LLC)
(80% owned)
10/07/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
(98% indirectly owned by GLIC)
08/26/2015

(1) See page 10 for additional subsidiaries of this entity.

The date GLIC either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
✎10/28/2015
TruAmerica Multifamily LLC
(Delaware LLC)
(80% owned)
✎04/02/2013
Guardian Mercury-Gemini Holdings LLC
(Delaware LLC)
(100% owned)
✎08/06/2015
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
✎05/8/2014
Mercury TA Manager LLC, a Delaware LLC
(Delaware LLC)
(39.598% indirectly owned by GLIC
through TruAmerica Properties II LLC)
✎07/10/2015
Mercury Lender LLC
(Delaware LLC)
(39.598% indirectly owned by GLIC through
TruAmerica Properties II LLC)
✎07/10/2015
Mercury Land Partners LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
(11.39% through Guardian Mercury-Gemini Holdings LLC
and 3.9598% through Mercury TA Manager LLC)
✎07/10/2015
Mercury Village Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
✎07/10/2015
Mercury Hanover Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
✎07/10/2015
Mercury Township Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
✎07/10/2015
Mercury Park Fee Owner LLC*
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
✎07/10/2015
Mercury Commons Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
✎07/10/2015
Mercury Constellation Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/10/2015
Mercury Windsor Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
GLIC through Mercury Land
Partners LLC
✎07/10/2015
Gemini Alderwood Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/30/2015
Gemini Ridgetop Fee Owner LLC*
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/30/2015
Gemini Ridgegate Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/30/2015
Gemini Wellington Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/30/2015
Gemini Bridge Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/30/2015
Gemini Boulder Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/30/2015
Gemini Settlers Point Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by GLIC
through Mercury Land Partners LLC
✎07/30/2015

* Asset sold; entity to be cancelled.

✎ The date GLIC either directly or indirectly acquired control.

Page 10

Hanover Square TAP LLC
(Delaware LLC)
(100% owned)
10/28/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
04/02/2013
U.S. REIF Paradise Valley Manager, LLC *
(Delaware LLC)
(72% owned)
05/23/2014
U.S. REIF Paradise Valley Venture, LLC *
(Delaware LLC)
(10.8% owned)
05/23/2014
U.S. REIF Paradise Valley California, LLC *
(Delaware LLC)
(10.8% owned)
05/23/2014
Sierra Ridge Manager LLC
(Delaware LLC)
(78.63% owned)
08/01/2014
U.S. REIF Sierra Ridge Venture, LLC
(Delaware LLC)
(11.79% owned)
08/07/2014
Sierra Ridge Operator LLC
(Delaware LLC)
(78.63% owned)
08/01/2014
U.S. REIF Sierra Ridge CA LP
(Delaware limited partnership)
(11.79% owned)
08/18/2014
U.S. REIF Westhaven Apartments Manager LLC
(Delaware LLC)
(78.17% owned)
01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC
(Delaware LLC)
(11.72% owned)
01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC
(Delaware LLC)
(11.72% owned)
01/24/2014
Benson Road Manager LLC
(Delaware LLC)
(77.09% owned)
02/06/2014
Benson Road Land Partners LLC
(Delaware LLC)
(15.41% owned)
02/06/2014
Benson Road Fee Owner LLC
(Delaware LLC)
(15.41% owned)
02/06/2014
Oasis Manager LLC
(Delaware LLC)
(74% owned)
07/15/2016
Oasis Land Partners LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
Oasis Rainbow Fee Owner LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
Oasis Vegas Fee Owner LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
Oasis Jones Fee Owner LLC
(Delaware LLC)
(11.1% owned)
07/15/2016
AXIS Manager LLC
(Delaware LLC)
(75.69% owned)
03/01/2016
AXIS Land Partners LLC
(Delaware LLC)
(11.35% owned)
03/01/2016
AXIS Fee Owner LLC
(Delaware LLC)
(11.35% owned)
03/01/2016
Mariner Manager LLC
(Delaware LLC)
(80% owned)
04/04/2016
Mariner Land Partners LLC
(Delaware LLC)
(12% owned)
04/04/2016
Mariner Bayshore Fee Owner LLC
(Delaware LLC)
(12% owned)
04/04/2016
Mariner Sherwood Fee Owner LLC
(Delaware LLC)
(12% owned)
04/04/2016
Mariner Southfield Fee Owner LLC
(Delaware LLC)
(12% owned)
04/04/2016

* Asset sold; entity to be cancelled.

The date GLIC either directly or indirectly acquired control.

Page 11

Hanover Square LCP LLC (Delaware LLC) (100% owned) ↳10/28/2015
Guardian LCP Commercial I LLC (Delaware LLC) (100% owned) ↳04/11/2012
Guardian Broadshore Capital Co-Investment LLC (Delaware LLC.) (100% owned) ↳12/13/2019
Broadshore Capital Co-Investment LLC (Delaware LLC.) (100% owned) ↳12/13/2019
Guardian CapCo, LLC (Delaware LLC) (100% owned) ↳06/16/2010
Lowe Capital Partners, LLC (2) (Delaware LLC) (80% owned) ↳06/28/2010
Guardian Broadshore, LLC (5) (Delaware LLC.) (100% owned) ↳06/16/2010
Broadshore Capital Partners, LLC (1)(4) (Delaware LLC) (84.21% owned) ↳08/19/2010
Guardian LCP Hospitality I LLC (Delaware LLC) (100% owned) ↳06/01/2011
LEI LCP-GL, LLC (Delaware LLC) (3) (95% owned) (75% indirectly owned by Guardian through Guardian LCP Hospitality I LLC and 20% indirectly owned by GLIC through Lowe Capital Partners, LLC) ↳04/25/2011
LEI AI-GL Hotels, LLC (3) (Delaware LLC) (33% owned) ↳04/05/2011
Guardian LCP2A, LLC (Delaware LLC) (100% owned) ↳09/26/2014
Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% owned) ↳10/17/2014
LCP 2A LEI-ARE Intermediate, LLC (Delaware LLC) (93.33% owned) ↳09/25/2104
LCP-ARE Investor, LLC (3) (Delaware LLC) (88.89% owned) (62.25% indirectly owned by GLIC through LCP 2A-ARE Intermediate, LLC and 26.64% owned by Guardian through LCP Holly Dive Intermediate, LLC) ↳ 01/29/2014
Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% owned) ↳03/29/2012
LEI LCP-GL II, LLC (Delaware LLC) (73% owned) ↳03/21/2011
Guardian LEI Co-Investment, LLC (Delaware LLC) (100% owned) ↳09/20/2016
LEI Co-Investment, LLC (Delaware LLC) (80% owned) ↳09/15/2016
Guardian LCP2B, LLC (Delaware LLC) (100% owned) ↳12/16/2014
Lowe Capital Partners 2B, LLC (Delaware LLC) (50% owned) ↳03/06/2014
LCP2B RS Intermediate, LLC (Delaware LLC) (50% owned) ↳08-18-2016
MM Museum LLC (Delaware LLC) (21.5% owned) ↳06/12/2019
San Diego IDEA Investor, LLC (Delaware LLC) (50% owned) ↳06/19/2013
LCP2B Violet Street Intermediate, LLC (Delaware LLC) (50% owned) ↳06/01/2015
Violet Street Investor, LLC (Delaware LLC) (10% owned) ↳04/23/2015
LCP2B 3000 Broadway Intermediate, LLC (Delaware LLC) (50% owned) ↳09/23/2016
LCP2B RTC 74th Street Intermediate, LLC (Delaware LLC) (50% owned) ↳07/23/2015
Guardian LEI Co-Investment 2, LLC (Delaware LLC) (100% owned) ↳11/03/2017
LEI Co-Investment 2 LLC (Delaware LLC) (100% owned) ↳12/14/2017

(1) Entity formerly known as Lowe Enterprises Investment Management, LLC (Feb 2019 name changed); actual ownership percentage varies based on employee equity ownership but will not be less than 80%.

(2) See page 12 for a chart of the subsidiaries of this entity.

(3) This entity also appears on page 12.

(4) See page 13 for a chart of the subsidiaries of this entity.

(5) Entity formerly known as Guardian LEIM, LLC (March 2019 name change).

↳ The date GLIC either directly or indirectly acquired control.

Page 12

Lowe Capital Partners, LLC (Delaware LLC) (80% owned) ↳06/28/2010
San Diego TC Investor, LLC (Delaware LLC) (80% owned) ↳01/30/2012
San Diego Circle, LLC (Delaware LLC) (80% owned) ↳04/23/2014
Valley Circle Venture, LLC (Delaware LLC) (12.2% owned) ↳05/31/2019
LCP Culver City Intermediate, LLC (Delaware LLC) (48% owned) ↳08/22/2014
Culver City Triangle Investor, LLC (Delaware LLC) (15.9 % owned) ↳06/19/2013
LCP East Second Intermediate, LLC (Delaware LLC) (80% owned) ↳07/30/2013
LCP Seneca Street Intermediate, LLC (Delaware LLC) (80% owned) ↳09/19/2013
Seneca Street Developer, LLC (Delaware LLC) (80% owned) ↳09/19/2013
LCP WSR Intermediate, LLC (Delaware LLC) (80% owned) ↳01/31/2012
LEI LCP-GL II, LLC (Delaware LLC) (21.4% owned) ↳03/21/2012
LCP Eldorado Intermediate, LLC (Delaware LLC) (80% owned) ↳06/15/2012
LCP Suncadia Intermediate, LLC (Delaware LLC) (80% owned) ↳03/28/2012
Suncadia Capital, LLC (Delaware LLC) (46.4% owned) ↳03/28/2012
Suncadia Operating Member, LLC (Delaware LLC) (46.4% owned) ↳03/22/2012
LCP Holly Drive Intermediate, LLC (Delaware LLC) (80% owned) ↳01/16/2014
LCP-ARE Investor, LLC (1) (Delaware LLC) (88.89 % owned) (62.25% indirectly owned by GLIC through LCP 2A-ARE Intermediate, LLC and 26.64% owned by Guardian through LCP Holly Dive Intermediate, LLC) ↳01/29/2014
LEI LCP-GL, LLC (1) (Delaware LLC) (95 % owned) (20% indirectly owned by GLIC through Lowe Capital Partners, LLC and 75% indirectly owned by GLIC through Guardian LCP Hospitality I LLC) ↳04/25/2011
LEI AI-GL Hotels, LLC (Delaware LLC) (33% owned) ↳04/05/2011

(1) This entity also appears on page 11.

↳ The date GLIC either directly or indirectly acquired control.

Page 13

Broadshore Capital Partners, LLC
(Delaware LLC)
(84.21% owned)
†08/19/2010

- LEIM West Loop, LLC (Delaware LLC) (84.21% owned) †04/20/2012
- LEIM Seattle, LLC (Delaware LLC) (84.21% owned) †05/04/2011
- LEIM L-O Manager, LLC (Delaware LLC) (84.21% owned) †09/29/2011
- LEI Keystone Holding, LLC (Delaware LLC) (84.21% owned) †06/25/2012
- LEIM-ARE Manager, LLC (Delaware LLC) (84.21% owned) †01/29/2014
- LEIM-FA Manager, LLC (Delaware LLC) (84.21% owned) †12/30/2014
- LEIM-ALB Manager, LLC (Delaware LLC) (84.21% owned) †04/25/2015
- LEIM TFO Manager, LLC (Delaware LLC) (84.21% owned) †12/13/2016
- LEIM-CIG Manager, LLC (Delaware LLC) (84.21% owned) †07/27/2016
- LEIM LEGIA Manager LLC (Delaware LLC) (84.21% owned) †08/15/2017
- LEIM SS-LEI Manager, LLC (Delaware LLC) (84.21% owned) †07/14/2017
- LEIM BFQ Manager, LLC (Delaware LLC) (84.21% owned) †05/01/2017
- LEIM USHV Manager, LLC (Delaware LLC) (84.21% owned) †08/25/2017
- Broadshore Capital CV LLC (Delaware LLC) (84.21% owned) †12/13/2019
- BCP Atlantic Manager, LLC (Delaware LLC) (84.21% owned) †12/19/2019

† The date GLIC either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2020
Non-Qualified	10,399
Qualified	29,462

Total	39,861

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS, as of January 28, 2020. The principal business address of each person is 10 Hudson Yards, New York, New York 10001.

BOARD OF MANAGERS

Michael N. Ferik
Leyla Lesina
Kevin Molloy
William Morrissey

OFFICER TITLE	OFFICER
President	William Morrissey
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Head of Operations and Service	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Vice President, Practice Development	Marianne Caswell
Second Vice President & General Counsel	Joshua Hergan
Second Vice President & Chief Compliance Officer	Thomas Drogan
Second Vice President, Individual Markets Controller	Shawn McGrath
Second Vice President, Head of Business Management	Jerry Cassero
Second Vice President, Supervision and Business Risk	Allen Boggs
Second Vice President, Head of Business Development	Frank Galdieri
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management and Annuity Operations	Christian Mele
Assistant Vice President, Contact Center and Customer Response	Gregg Kaufman
Lead, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Manager, Business Development	Jason Eskenazi
Director, Financial and Operations Principal	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Compliance Officer	Brian Hagan

Effective January 28, 2020

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office Contact Center, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 10 Hudson Yards, New York, New York 10001.

Item 31.	Management Services

    None.

Item 32.	Undertakings

(a)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)

The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Ridgewood, New Jersey.

The Guardian Separate Account R
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

Date: April 24, 2020

Time: 10:10 AM

As required by the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/Dominique Baede Dominique Baede		President & Director	Date: 04/24/20	Time: 3 PM

/s/Carl Desrochers Carl Desrochers		Vice President & Chief Financial Officer	Date: 04/24/20	Time: 9:25 a.m.

/s/Richard T. Potter, Jr. Michael N. Ferik*		Director	Date: April 24, 2020	Time: 10:10 AM

/s/Kevin Molloy Kevin Molloy		Director	Date: 04/24/20	Time: 8.45 a.m.

/s/Richard T. Potter, Jr. Michael Slipowitz*		Senior Vice President, Corporate Chief Actuary & Director	Date: April 24, 2020	Time: 10:10 AM

*By:	/s/Richard T. Potter, Jr. Richard T. Potter, Jr., as agent pursuant to power of attorney		Date: April 24, 2020	Time: 10:10 AM

Exhibit Index

Number	Description
10	Consent of PricewaterhouseCoopers LLP

C-22